      As filed with the Securities and Exchange Commission on April 11, 2006
                                            REGISTRATION STATEMENT NO. 333-65922
                                                                       811-09413

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ---------
                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19


                                       ---

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000


                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                      501 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)


                                   ----------

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]  ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                   VINTAGE 3(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+ Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Global All Cap Growth and Value+

   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+

   FI Large Cap Portfolio - Class A+

   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION
PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut

06103-3415, call 1-800-842-9328 or access the SEC's website
(http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.................................................             3
Summary..................................................             4
Fee Table................................................             8
Condensed Financial Information..........................            17
The Annuity Contract.....................................            17
   Contract Owner Inquiries..............................            18
   Purchase Payments.....................................            18
   Accumulation Units....................................            18
   The Variable Funding Options..........................            18
The Fixed Account........................................            25
Charges and Deductions...................................            25
   General...............................................            25
   Withdrawal Charge.....................................            26
   Free Withdrawal Allowance.............................            27
   Transfer Charge.......................................            27
   Administrative Charges................................            27
   Mortality and Expense Risk Charge.....................            27
   Guaranteed Minimum Withdrawal Benefit Charge..........            27
   Enhanced Stepped-Up Provision Charge..................            28
   Variable Liquidity Benefit Charge.....................            28
   Variable Funding Option Expenses......................            28
   Premium Tax...........................................            28
   Changes in Taxes Based upon Premium or Value..........            28
Transfers................................................            28
Market Timing/Excessive Trading..........................            29
   Dollar Cost Averaging.................................            30
Access to Your Money.....................................            31
   Guaranteed Minimum Withdrawal Benefit.................            31
   Systematic Withdrawals................................            36
   Loans.................................................            37
Ownership Provisions.....................................            37
   Types of Ownership....................................            37
     Contract Owner......................................            37
     Beneficiary.........................................            37
     Annuitant...........................................            38
 Death Benefit...........................................            38
  Death Proceeds before the Maturity Date................            38
   Enhanced Stepped-Up Provision.........................            39
   Payment of Proceeds...................................            39
   Spousal Contract Continuation.........................            41
   Beneficiary Contract Continuance......................            41
   Planned Death Benefit.................................            42
   Death Proceeds after the Maturity Date................            42
   The Annuity Period....................................            42
Maturity Date............................................            42
  Allocation of Annuity..................................            43
   Variable Annuity......................................            43
   Fixed Annuity.........................................            43
Payment Options..........................................            44
   Election of Options...................................            44
   Annuity Options.......................................            44
   Variable Liquidity Benefit............................            44
Miscellaneous Contract Provisions........................            45
   Right to Return.......................................            45
   Termination...........................................            45
   Required Reports......................................            45
   Suspension of Payments................................            45
The Separate Accounts....................................            46
   Performance Information...............................            46
Federal Tax Considerations...............................            47
   General Taxation of Annuities.........................            47
   Types of Contracts: Qualified and Non-qualified.......            47
   Qualified Annuity Contracts...........................            47
  Taxation of Qualified Annuity Contracts................            47
  Mandatory Distributions for Qualified Plans............            48
   Non-qualified Annuity Contracts.......................            48
  Diversification Requirements for Variable Annuities....            49
  Ownership of the Investments...........................            49
  Taxation of Death Benefit Proceeds.....................            49
  Other Tax Considerations...............................            49
  Treatment of Charges for Optional Benefits.............            49
  Puerto Rico Tax Considerations.........................            50
  Non-Resident Aliens....................................            50
  Other Information......................................            50
The Insurance Companies..................................            50
Financial Statements.....................................            51
   Distribution of Variable Annuity Contracts............            51
   Conformity with State and Federal Laws................            52
   Voting Rights.........................................            53
   Legal Proceedings.....................................            53
   Restrictions on Financial Transactions................            53
Appendix A: Condensed Financial Information
   for MetLife of CT Separate
   Account Nine..........................................            A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten................            B-1
Appendix C: The Fixed Account............................            C-1
Appendix D: Contents of the Statement of
   Additional Information................................            D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE 3 VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE............................................      6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE..............................................  $  10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE............................       6%(3)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE........................  $  30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------------
GREATER THAN OR EQUAL TO           BUT LESS THAN              WITHDRAWAL CHARGE
------------------------------------------------              -----------------
         0 years                      1 years                        6%
         1 years                      2 years                        5%
         2 years                      3 years                        4%
        3 + years                                                    0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------------
GREATER THAN OR EQUAL TO            BUT LESS THAN             WITHDRAWAL CHARGE
-------------------------------------------------             -----------------
         0 years                       1 years                       6%
         1 years                       2 years                       5%
         2 years                       3 years                       4%
        3 + years                                                    0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge............................      1.70%(5)
Administrative Expense Charge................................      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES SELECTED...................      1.85%
Optional E.S.P. Charge.......................................      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED....................................      2.05%
Optional GMWB I Charge (maximum upon reset)..................      1.00%(6)
Optional GMWB II Charge (maximum upon reset).................      1.00%(6)
Optional GMWB III Charge.....................................      0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED....................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED...................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED..................................      2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED..............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED.............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED............................      2.30%


----------


(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees,
and other expenses)                                                       0.47%                           4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                DISTRIBUTION)                 TOTAL       CONTRACTUAL         NET TOTAL
                                                   AND/OR                    ANNUAL        FEE WAIVER          ANNUAL
                                 MANAGEMENT     SERVICE(12b-1    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------------------------     ----------     -------------  --------     ---------    --------------      ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --          0.27%        0.87%            --                  0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%         0.04%        0.87%            --                  0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%         0.02%        0.60%            --                  0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%         0.01%        0.54%            --                  0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund - Class
     2*                             0.46%          0.25%         0.02%        0.73%            --                  0.73%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*+                    0.48%          0.25%         0.28%        1.01%          0.02%                 0.99%(3)(4)
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%         0.29%        1.78%            --                  1.78%
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%          0.25%         0.17%        1.07%          0.05%                 1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*              0.64%          0.25%         0.03%        0.92%            --                  0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%         0.22%        1.22%            --                  1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++          0.65%            --          0.21%        0.86%            --                  0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++            0.75%            --          0.19%        0.94%            --                  0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I+           0.75%            --          0.07%        0.82%            --                  0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --          0.06%        0.71%            --                  0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+                       0.75%            --          0.22%        0.97%            --                  0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                      0.70%            --          0.02%        0.72%            --                  0.72%

   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+                     0.65%            --          0.12%        0.77%            --                  0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%          0.25%         0.03%        0.59%            --                  0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                0.75%            --          0.03%        0.78%            --                  0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++       0.55%          0.25%         0.28%        1.08%            --                  1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++             0.75%            --          0.02%        0.77%            --                  0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++                    0.60%            --          0.06%        0.66%            --                  0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++                   0.85%            --          0.15%        1.00%            --                  1.00%(5)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++             0.75%            --          0.04%        0.79%            --                  0.79%(5)
   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++             0.60%            --          0.05%        0.65%            --                  0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++                    0.75%            --          0.07%        0.82%            --                  0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                    0.45%            --          0.02%        0.47%            --                  0.47%(5)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     All Cap Growth and
     Value*                         0.75%          0.25%         0.06%        1.06%            --                  1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Balanced All Cap Growth
     and Value*                     0.75%          0.25%         0.06%        1.06%            --                  1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Global All Cap Growth
     and Value*                     0.75%          0.25%         0.15%        1.15%            --                  1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Large Cap Growth and
     Value*                         0.75%          0.25%         0.24%        1.24%            --                  1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                      0.75%            --          0.30%        1.05%           ---                  1.05%

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%            --          3.64%        4.47%          3.37%                 1.10%(6)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%            --          0.13%        0.95%            --                  0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%            --          0.09%        0.74%            --                  0.74%(6)
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%          0.25%         0.04%        0.79%            --                  0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%          0.25%         0.08%        1.01%            --                  1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%            --          0.12%        0.90%            --                  0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%            --          0.05%        0.81%            --                  0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%            --          0.10%        1.00%            --                  1.00%(6)
   MFS(R) Value Portfolio -
     Class A                        0.73%            --          0.24%        0.97%            --                  0.97%(6)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                        0.67%            --          0.03%        0.70%            --                  0.70%
   Pioneer Fund Portfolio -
     Class A                        0.75%            --          0.28%        1.03%          0.03%                 1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --          2.84%        3.59%          2.59%                 1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --          0.09%        0.82%            --                  0.82%(6)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                             0.75%          0.25%         0.05%        1.05%            --                  1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%         0.06%        0.89%            --                  0.89%
   BlackRock Bond Income
     Portfolio - Class E*           0.40%          0.15%         0.07%        0.62%            --                  0.62%(7)
   Capital Guardian U.S.
     Equity Portfolio -
     Class A                        0.67%            --          0.06%        0.73%            --                  0.73%
   FI Large Cap Portfolio -
     Class A                        0.80%            --          0.06%        0.86%            --                  0.86%(8)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%         0.07%        0.83%            --                  0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%         0.16%        0.93%            --                  0.93%(9)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%         0.33%        1.18%            --                  1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                      0.60%          0.25%         0.12%        0.97%            --                  0.97%(10)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --          0.41%        0.66%            --                  0.66%(11)
   Total Return Portfolio -
     Administrative Class           0.25%            --          0.40%        0.65%            --                  0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%         0.47%        1.42%            --                  1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%         0.18%        1.18%            --                  1.18%

   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%         0.08%        1.09%            --                  1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -Class I+                      0.70%            --          0.07%        0.77%            --                  0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class*                         0.57%          0.10%         0.09%        0.76%            --                  0.76%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%         0.12%        0.94%            --                  0.94%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     OPERATING
                                                                                                                     EXPENSES
                                              DISTRIBUTION                                                           INCLUDING
                                                AND/OR                                 CONTRACTUAL     NET TOTAL   NET EXPENSES
                                                SERVICE               TOTAL ANNUAL     FEE WAIVER       ANNUAL          OF
                                MANAGEMENT      (12B-1)     OTHER      OPERATING     AND/OR EXPENSE    OPERATING    UNDERLYING
     UNDERLYING FUND:               FEE          FEES      EXPENSES     EXPENSES      REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------    ----------    ------------ --------   ------------   --------------   ----------   -------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*.....................     0.10%        0.25%       0.95%        1.30%            0.95%          0.35%     0.98%(12)(13)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.31%        0.66%            0.31%          0.35%     1.00%(12)(13)
MetLife Moderate Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.19%        0.54%            0.19%          0.35%     1.04%(12)(13)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.24%        0.59%            0.24%          0.35%     1.06%(12)(13)
MetLife Aggressive
 Allocation Portfolio --
 Class B*.....................     0.10%        0.25%       1.66%        2.01%            1.66%          0.35%     1.07%(12)(13)


------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.



(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                             IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                           -------------------------------------   --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                             ------   -------   -------   --------   ------   -------    -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses................   1321      2719     3961       6574       721      2119      3461       6574
Underlying Fund with Minimum Total
Annual Operating Expenses................    928      1597     2181       3467       328       997      1681       3467

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.



THE VARIABLE FUNDING OPTIONS



You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:



FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    -------------------------------------        ----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series      Seeks to provide  growth of capital.         A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -     Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company
   American Funds Growth Fund - Class 2    Seeks capital appreciation through           Capital Research and Management
                                           stocks.                                      Company
   American Funds Growth-Income Fund -     Seeks both capital appreciation and          Capital Research and Management
     Class 2                               income.                                      Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   Products Trust
   Franklin Income Securities Fund -       Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                               maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   Mid Cap Growth Portfolio - Service      Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class I+*             investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio                   growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio - Class II*           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth.  Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation.         Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,       Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from growth      Smith Barney Fund Management LLC
     International All Cap Growth          of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.            Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with        Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.            Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable Money      Seeks to maximize current income              Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   Legg Mason Partners Variable            Seeks a balance between long-term growth     Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       of capital and principal preservation.
     Balanced All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value
                                                                                        Management L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Janus Capital
                                                                                        Management LLC
   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B                   income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B                             investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser:  AIM Capital
                                                                                        Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A                                                                          Subadviser:  AIM Capital
                                                                                        Management, Inc.
   MFS(R) Value Portfolio - Class A        Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts
                                                                                        Financial Services Company.
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio - Class A                   investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio - Class A        Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A                                                                          Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B                                                                Subadviser: Third Avenue
                                                                                        Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D                                                                 Subadviser: BlackRock Advisors,
                                                                                        Inc.

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily     MetLife Advisers, LLC
     Class E                               from investing in fixed-income                Subadviser: BlackRock Advisors,
                                           securities.                                  Inc.
   Capital Guardian U.S. Equity            Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio - Class A                                                                 Subadviser: Capital Guardian
                                                                                        Trust Company
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio - Class B                   with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B        income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio - Class B                   current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class F Seeks a favorable total return through       MetLife Advisers, LLC
                                           investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                        Financial Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                          Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio - Class B+*                 secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
   Total Return Portfolio -                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -       Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+    Seeks capital appreciation.                  Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class                                                                      Company
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
--------------------------------------------------------------       ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS SERIES FUND INC                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value
                                                                       Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------             -------------------------------------------------------
-                                                                    MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS


GENERAL


We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts,

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

 YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------
GREATER THAN OR EQUAL       BUT LESS          WITHDRAWAL
          TO                  THAN              CHARGE
---------------------       --------          ----------
       0 years               1 year               6%
        1 year              2 years               5%
       2 years              3 years               4%
       3+ years                                   0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or


FREE WITHDRAWAL ALLOWANCE


The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
------------------------      -------------       -----------------
         0 years                  1 year                 6%
         1 year                  2 years                 5%
         2 years                 3 years                 4%
        3+ years                                         0%


Please refer to Payment Options for a description of this benefit.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.



NAME OF RIDER:                          GMWB I                          GMWB II                          GMWB III
-------------                ---------------------------      ---------------------------      --------------------------
                                      Principal                        Principal
ALSO CALLED:                          Guarantee                        Guarantee                Principal Guarantee Value
-------------                ---------------------------      ---------------------------      --------------------------
                              Not available for purchase
                             on or after March 28, 2005,      Available on or after March      Available on or after March
                                unless GMWB II is not           28, 2005 if approved in          28, 2005 if approved in
AVAILABILITY:                   approved in your state                 your state                       your state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                               GMWB I         GMWB II        GMWB III
                                                                             ----------      ----------      ---------
If you make your first withdrawal BEFORE the 3rd anniversary after you
purchase GMWB:...........................................................    5% of RBB       5% of RBB       5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary after you
purchase GMWB:...........................................................    10% of RBB      10% of RBB      5% of RBB


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

- To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

- To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

- To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

- To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      ----------------------------------------------------    ----------------------------------------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

                                        (100,000           [5,000 X (1-                       (100,000            [5,000 X
PARTIAL WITHDRAWAL                 X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
REDUCTION (PWR)          N/A             8,696                  500             N/A            $11,765              $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412



WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      ----------------------------------------------------    ------------------------------------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                        91,304               $4,565                          $88,235              $4,412
WITHDRAWAL                                                                                   [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]    (88,235/100,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:


      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



            -     a qualified retirement plan (Code Section 401),



            -     a tax-sheltered annuity (Code Section 403(b)),



            -     an individual retirement account (Code Sections 408(a)),



            -     an individual retirement annuity (Code Section 408(b)), or



            -     a qualified deferred compensation plan (Code Section 457).


            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                            GMWB I                      GMWB II                       GMWB III
                                            ------                      -------                       --------
Current Annual Charge..........             0.40%                       0.50%                          0.25%
Maximum Annual Charge After a
Reset..........................             1.00%                       1.00%                           N/A


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                        GMWB I                           GMWB II                         GMWB III
                            ------------------------------   ------------------------------   ------------------------------
AWB                          5% of RBB if first withdrawal    5% of RBB if first withdrawal
                                before 3rd anniversary           before 3rd anniversary
                            10% of RBB if first withdrawal   10% of RBB if first withdrawal
                                 after 3rd anniversary            after 3rd anniversary                  5% of RBB
                            ------------------------------   ------------------------------   ------------------------------
ANNUAL CHARGE                            0.40%                            0.50%                            0.25%

RESET                                     Yes                              Yes                              No
                                                             Yes, after the 5th anniversary   Yes, after the 5th anniversary
CAN I CANCEL MY GMWB?                     No                        of GMWB purchase                 of GMWB purchase

INVESTMENT RESTRICTIONS                   No                               Yes                              Yes

WAIVER OF RECALCULATION                   No                               Yes                              Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS



SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


LOANS


Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS


TYPES OF OWNERSHIP


CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."


DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT


The death benefit will be the greatest of:  -   the Contract Value on the Death
                                                Report Date

                                            -   the total Purchase Payments less
                                                the total amount of any
                                                withdrawals made under this
                                                Contract; or

                                            -   the Step-Up Value, if any, as
                                                described below

STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



      50,000 x (10,000/55,000) = $9,090


Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Step-Up Value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS



                                                                                                       MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                              PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:    UNLESS. . .                                APPLY*
--------------------------------    ------------------------  ----------------------------------      -------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                               Yes
NOT THE ANNUITANT)                  owner.

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),    Unless the beneficiary elects to        Yes
THE ANNUITANT)                      or, if none, to the       continue the Contract rather than
                                    surviving joint owner.    receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint       Unless the spouse elects to continue    Yes
the Annuitant)                      owner.                    the Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies),    Unless the spouse elects to continue    Yes
ANNUITANT)                          or, if none, to the       the Contract.
                                    surviving joint owner.
                                                              A spouse who is not the beneficiary
                                                              may decline to continue the Contract
                                                              and instruct the Company to pay the
                                                              beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),    Unless the beneficiary elects to        Yes
CONTRACT OWNER)                     or if none, to the        continue the Contract rather than
                                    Contract Owner.           receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant and
                                                              the Contract continues in effect
                                                              (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of the
                                                              Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                           Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the                                                Annuitant is
                                    owner.                                                            treated as death
                                                                                                      of the owner in
                                                                                                      these
                                                                                                      circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                             N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS


                                                                                                     MANDATORY
 BEFORE THE MATURITY DATE,             THE COMPANY WILL                                             PAYOUT RULES
   UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                              APPLY*
--------------------------          ------------------------  ---------------------------------     ------------
OWNER / ANNUITANT                   The beneficiary (ies),    Unless the beneficiary elects to      Yes
                                    or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

BENEFICIARY                         No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.


--------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:



      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or


      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life, (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")


VARIABLE ANNUITY


You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS


ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS


RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.


TERMINATION



We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS



MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


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HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


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INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity


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Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


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The tax law treats all non-qualified deferred annuities issued after October 21,
1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:


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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                               OTHER INFORMATION


Vintage 3 is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.



THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other


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


financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to


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

1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

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RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                       -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                       -

   Diversified Strategic Income Portfolio (3/02)               2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                       -

   Fundamental Value Portfolio (2/02)                          2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (2/02)        2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.167           1.228                  33,342
                                                               2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund - Class I (2/02)                             2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                       -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                       -

   Equity Income Portfolio (5/02)                              2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                       -

   Large Cap Portfolio (6/02)                                  2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                       -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 180,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                  2003        0.787           0.997                 112,048
                                                            2002        1.219           0.787                  33,294
                                                            2001        1.000           1.219                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827           0.837                 363,071
                                                            2004        0.738           0.827                 197,288
                                                            2003        0.549           0.738                  79,566
                                                            2002        1.000           0.549                   6,056

MFS Total Return Portfolio (2/02)                           2005        1.258           1.271               5,187,440
                                                            2004        1.150           1.258               4,470,787
                                                            2003        1.005           1.150               3,403,681
                                                            2002        1.081           1.005                 458,806
                                                            2001        1.000           1.081                       -

MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 425,726
                                                            2004        1.000           1.119                  22,370

Mondrian International Stock Portfolio (3/02)               2005        1.209           1.300                 476,199
                                                            2004        1.064           1.209                 377,856
                                                            2003        0.843           1.064                  45,040
                                                            2002        1.000           0.843                   7,884

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                 109,545
                                                            2004        1.213           1.324                  68,258
                                                            2003        1.000           1.213                  14,955

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038                   2,664

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112               1,908,893
                                                            2004        1.000           1.092                 828,053

Strategic Equity Portfolio (4/02)                           2005        1.054           1.056                 229,625
                                                            2004        0.974           1.054                 192,976
                                                            2003        0.749           0.974                 137,627
                                                            2002        1.148           0.749                  83,170
                                                            2001        1.000           1.148                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113                   8,406

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (3/02)                   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                       -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                       -
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (3/02)                   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                       -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.234           1.354                  28,486
                                                               2004        1.067           1.234                  29,358
                                                               2003        0.853           1.067                  29,538
                                                               2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.097           1.147                 133,892
                                                               2004        1.010           1.097                 177,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio  (continued)         2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                       -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                       -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379
                                                               2003        0.887           1.236                 145,645
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------        ----    -------------   ------------      ---------------
Contrafund(R) Portfolio - Service Class  (continued)        2003        0.995           1.254                 855,032
                                                            2002        1.119           0.995                 157,173
                                                            2001        1.000           1.119                       -

Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418           1.643               1,993,749
                                                            2004        1.159           1.418               1,597,208
                                                            2003        0.854           1.159               1,203,368
                                                            2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.049           1.080                       -
                                                               2004        1.000           1.049                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.080           1.101                       -
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.112           1.237                  13,476
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.085           1.229                 299,256
                                                               2004        1.000           1.085                  33,273

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.064           1.097                 325,048
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.286           1.344                  13,433
                                                               2004        1.000           1.286                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                   1,287
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                  89,941
                                                               2004        1.000           1.118                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.027                   5,741

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.084           1.107                  19,784
                                                               2004        1.000           1.084                   9,872

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  50,654
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.155           1.240                  30,423
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.118           1.187                  83,827
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.055           1.073                  49,206
                                                               2004        1.000           1.055                  33,887

   Diversified Strategic Income Portfolio (3/02)               2005        1.069           1.069                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (2/02)                          2005        1.057           1.079                     728
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.129           1.233                       -
                                                               2004        1.000           1.129                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                   3,786
                                                               2004        1.000           1.125                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106                  21,268
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223                  84,335
                                                               2004        1.000           1.159                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061                 234,345
                                                               2004        1.000           1.066                       -

   Total Return Portfolio - Administrative Class (2/02)        2005        1.043           1.042                 357,636
                                                               2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.066           1.114                       -
                                                               2004        1.000           1.066                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.158           1.266                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.192           1.243                   2,876
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.056           1.071                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (2/02)                             2005        1.078           1.120                  15,002
                                                               2004        1.000           1.078                       -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.165           1.191                       -
                                                               2004        1.000           1.165                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.015           0.987                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.025           1.062                       -
                                                               2004        1.000           1.025                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                 376,920
                                                               2004        1.000           1.038                  26,690

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047                  52,916
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107                 406,369
                                                               2004        1.000           1.065                 103,866

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041                  20,662
                                                               2004        1.000           1.032                  10,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.053           1.117                       -
                                                               2004        1.000           1.053                       -

   Equity Income Portfolio (5/02)                              2005        1.101           1.121                  18,454
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (6/02)                                  2005        1.047           1.110                       -
                                                               2004        1.000           1.047                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.081                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.026                       -

Mercury Large Cap Core Portfolio (8/02)                     2005        1.123           1.227                       -
                                                            2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (8/02)                        2005        1.080           1.047                       -
                                                            2004        1.000           1.080                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.072           1.077                       -
                                                            2004        1.000           1.072                       -

MFS Total Return Portfolio (2/02)                           2005        1.095           1.099                 186,486
                                                            2004        1.000           1.095                       -

MFS Value Portfolio (5/04)                                  2005        1.125           1.168                  27,601
                                                            2004        1.000           1.125                       -

Mondrian International Stock Portfolio (3/02)               2005        1.144           1.221                       -
                                                            2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                       -
                                                            2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                 159,981
                                                            2004        1.000           1.103                       -

Strategic Equity Portfolio (4/02)                           2005        1.097           1.091                   2,635
                                                            2004        1.000           1.097                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                     728

   Travelers Managed Income Portfolio (3/02)                   2005        1.028           1.016                   4,104
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.035           1.088                       -
                                                               2004        1.000           1.035                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                     731
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.065           1.159                   9,552
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (3/02)                   2005        1.083           1.084                  12,550
                                                               2004        1.000           1.083                       -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.154           1.257                       -
                                                               2004        1.000           1.154                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.080           1.121                       -
                                                               2004        1.000           1.080                       -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        0.989           1.014                  12,501
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.093           1.154                  19,256
                                                               2004        1.000           1.093                   9,888

   Smith Barney Money Market Portfolio (4/02)                  2005        0.992           0.995                     734
                                                               2004        1.000           0.992                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.058           1.113                       -
                                                               2004        1.000           1.058                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.168           1.194                   2,962
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.106           1.260                  37,790
                                                               2004        1.000           1.106                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.410                 117,119
                                                               2004        1.000           1.226                       -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.


AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.


Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        0.877           0.777                 223,435

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        0.997           1.034                 306,578
                                                               2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143               1,135,267
                                                               2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761
                                                               2002        1.000           0.786                 442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund - Class 2 Shares (10/01)                        2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.046           0.953                 169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                 156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.267           1.303                 683,312
                                                               2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2 Shares

   (11/01)                                                     2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.202           1.231               2,572,298
                                                               2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (10/01)              2005        1.197           1.205               1,348,770
                                                               2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (10/01)                         2005        1.310           1.347               4,177,163
                                                               2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.279           1.406                  90,671
                                                               2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 237,592
                                                               2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 395,149
                                                               2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 961,887
                                                               2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               1,495,964
                                                               2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (10/01)       2005        1.140           1.146              10,573,072
                                                               2004        1.107           1.140              14,158,270

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.167           1.228                  84,952
                                                               2004        1.105           1.167                 165,358
                                                               2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund - Class I (10/01)                            2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund - Class I (11/01)                     2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.008           0.988                 275,476
                                                               2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.146           1.196                 774,217
                                                               2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               5,606,393
                                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,280,057
                                                               2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               2,589,383
                                                               2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 442,064
                                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   Equity Income Portfolio (11/01)                             2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (10/01)                                 2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019                  86,058

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053                  78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.086               3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (12/01)                    2005        1.145           1.259                 194,233
                                                               2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)                       2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 424,267

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                  2003        0.787           0.997                 275,657
                                                            2002        1.219           0.787                 179,610
                                                            2001        1.000           1.219                   4,324

MFS Mid Cap Growth Portfolio (6/02)                         2005        0.827           0.837               1,016,433
                                                            2004        0.738           0.827                 768,481
                                                            2003        0.549           0.738                 783,843
                                                            2002        0.626           0.549                 222,429

MFS Total Return Portfolio (10/01)                          2005        1.258           1.271               9,648,193
                                                            2004        1.150           1.258              10,625,367
                                                            2003        1.005           1.150               9,375,765
                                                            2002        1.081           1.005               4,154,038
                                                            2001        1.000           1.081                 348,528

MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 108,277
                                                            2004        0.972           1.119                       -

Mondrian International Stock Portfolio (8/02)               2005        1.209           1.300                 424,780
                                                            2004        1.064           1.209                 404,686
                                                            2003        0.843           1.064                 261,140
                                                            2002        0.845           0.843                  35,971

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                  25,462
                                                            2004        1.213           1.324                  30,145
                                                            2003        1.000           1.213                  22,941

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                     209

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112                 176,162
                                                            2004        0.983           1.092                   7,354

Strategic Equity Portfolio (11/01)                          2005        1.054           1.056                 738,970
                                                            2004        0.974           1.054                 840,779
                                                            2003        0.749           0.974                 875,861
                                                            2002        1.148           0.749                 654,693
                                                            2001        1.000           1.148                 122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (10/01)                  2005        1.057           1.052               2,208,312
                                                               2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.041           1.102                 216,442
                                                               2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.143           1.253               4,973,640
                                                               2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (10/01)                  2005        1.337           1.347               2,011,733
                                                               2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.234           1.354                 410,909
                                                               2004        1.067           1.234                 311,483
                                                               2003        0.853           1.067                 329,999
                                                               2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                       -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.097           1.147               1,029,899
                                                               2004        1.010           1.097               1,389,777

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio  (continued)         2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.245           1.286               1,588,431
                                                               2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.352           1.437               1,184,951
                                                               2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (10/01)                 2005        0.973           0.982               2,976,424
                                                               2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        0.987           1.046                 220,369
                                                               2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.403           1.445                 629,540
                                                               2004        1.236           1.403                 853,139
                                                               2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.419           1.628               1,117,054
                                                               2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.049           1.080                       -
                                                               2004        1.000           1.049                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.101                  20,275
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.112           1.237                       -
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (10/01)                        2005        1.085           1.229                 111,863
                                                               2004        1.000           1.085                     758

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.064           1.097                  20,129
                                                               2004        1.000           1.064                     766

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                       -
                                                               2004        1.000           1.286                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                   7,071
                                                               2004        1.000           1.118                     740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.027                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.084           1.107                     554
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  12,050
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                  10,108
                                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.155           1.240                 106,151
                                                               2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187                  59,083
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.055           1.073                       -
                                                               2004        1.000           1.055                       -

   Diversified Strategic Income Portfolio (10/01)              2005        1.069           1.069                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (10/01)                         2005        1.057           1.079                       -
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.129           1.233                       -
                                                               2004        1.000           1.129                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                  85,885
                                                               2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106                   7,639
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223                  77,371
                                                               2004        1.000           1.159                  63,332

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061                  64,499
                                                               2004        1.000           1.066                  60,172

   Total Return Portfolio - Administrative Class (10/01)       2005        1.043           1.042                     261
                                                               2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.066           1.114                       -
                                                               2004        1.000           1.066                       -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.158           1.266                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.192           1.243                  16,915
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.056           1.071                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (10/01)                            2005        1.078           1.120                       -
                                                               2004        1.000           1.078                       -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.165           1.191                       -
                                                               2004        1.000           1.165                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.015           0.987                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.025           1.062                       -
                                                               2004        1.000           1.025                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                 101,872
                                                               2004        1.000           1.038                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047                       -
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107                       -
                                                               2004        1.000           1.065                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041                       -
                                                               2004        1.000           1.032                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.053           1.117                       -
                                                               2004        1.000           1.053                       -

   Equity Income Portfolio (11/01)                             2005        1.101           1.121                       -
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (10/01)                                 2005        1.047           1.110                       -
                                                               2004        1.000           1.047                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103                  26,398

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.015                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.081                 456,630

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.010           1.026                       -

Mercury Large Cap Core Portfolio (12/01)                    2005        1.123           1.227                  79,209
                                                            2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (11/01)                       2005        1.080           1.047                       -
                                                            2004        1.000           1.080                       -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.072           1.077                       -
                                                            2004        1.000           1.072                       -

MFS Total Return Portfolio (10/01)                          2005        1.095           1.099                  82,443
                                                            2004        1.000           1.095                     983

MFS Value Portfolio (5/04)                                  2005        1.125           1.168                       -
                                                            2004        1.000           1.125                       -

Mondrian International Stock Portfolio (8/02)               2005        1.144           1.221                       -
                                                            2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                       -
                                                            2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                       -
                                                            2004        1.000           1.103                       -

Strategic Equity Portfolio (11/01)                          2005        1.097           1.091                       -
                                                            2004        1.000           1.097                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.104                       -

   Travelers Managed Income Portfolio (10/01)                  2005        1.028           1.016                       -
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.035           1.088                       -
                                                               2004        1.000           1.035                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.065           1.159                       -
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (10/01)                  2005        1.083           1.084                       -
                                                               2004        1.000           1.083                       -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.154           1.257                       -
                                                               2004        1.000           1.154                       -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.080           1.121                       -
                                                               2004        1.000           1.080                       -

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        0.989           1.014                       -
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.093           1.154                       -
                                                               2004        1.000           1.093                       -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.992           0.995                       -
                                                               2004        1.000           0.992                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.058           1.113                       -
                                                               2004        1.000           1.058                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.168           1.194                       -
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.106           1.260                       -
                                                               2004        1.000           1.106                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410                  46,585
                                                               2004        1.000           1.226                  19,636


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.


AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.


Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors


TRANSFERS


You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Registered Public Accounting Firm Condensed Financial Information
                      Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    _______________________________

Address: _______________________________

         _______________________________

         Check Box:

         [ ] MIC-BOOK-04-08-81-82-83

         [ ] MLAC-BOOK-04-08-81-82-83



Book 04                                                             May 1, 2006

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and the Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
   Dreyfus Variable Investment Fund - Appreciation Portfolio
   Dreyfus Variable Investment Fund - Developing Leaders
     Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -
     Class I+
   Legg Mason Partners Variable Equity Index Portfolio -
     Class II+
   Legg Mason Partners Variable Growth and Income Portfolio -
     Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+
      Western Asset Management U.S. Government Portfolio - Class A+ OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA - Service Shares+
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative Class
   Total Return Portfolio - Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund - Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
VARIABLE INSURANCE PRODUCTS FUND
VIP Contrafund(R) Portfolio - Service Class 2
   VIP Mid Cap Portfolio - Service Class 2
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION  PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................    3
Summary................................................    5
Fee Table..............................................    9
Condensed Financial Information........................   18
The Annuity Contract...................................   18
   Contract Owner Inquiries............................   19
   Purchase Payments...................................   19
   Accumulation Units..................................   19
   The Variable Funding Options........................   19
The Fixed Account......................................   25
Charges and Deductions.................................   25
   General.............................................   25
   Withdrawal Charge...................................   26
   Free Withdrawal Allowance...........................   27
   Transfer Charge.....................................   27
   Administrative Charges..............................   27
   Mortality and Expense Risk Charge...................   27
   Enhanced Stepped-Up Provision Charge................   28
   Guaranteed Minimum Withdrawal
      Benefit Charge...................................   28
   Variable Liquidity Benefit Charges..................   28
   Variable Funding Option Expenses....................   28
   Premium Tax.........................................   28
   Changes in Taxes Based upon Premium
     or Value..........................................   28
Transfers..............................................   28
   Market Timing/Excessive Trading.....................   29
   Dollar Cost Averaging...............................   30
Access to Your Money...................................   31
   Guaranteed Minimum Withdrawal Benefit...............   31
   Systematic Withdrawals..............................   36
   Loans...............................................   37
Ownership Provisions...................................   37
   Types of Ownership..................................   37
     Contract Owner....................................   37
     Beneficiary.......................................   37
     Annuitant.........................................   37
Death Benefit..........................................   38
   Death Proceeds before the Maturity Date.............   38
   Enhanced Stepped-Up Provision.......................   39
   Payment of Proceeds.................................   39
   Spousal Contract Continuance........................   41
   Beneficiary Contract Continuance....................   41
   Planned Death Benefit...............................   42
   Death Proceeds after Maturity Date..................   42
The Annuity Period.....................................   42
   Maturity Date.......................................   42
   Allocation of Annuity...............................   43
   Variable Annuity....................................   43
   Fixed Annuity.......................................   43
Payment Options........................................   44
   Election of Options.................................   44
   Annuity Options.....................................   44
   Variable Liquidity Benefit..........................   44
Miscellaneous Contract Provisions......................   45
   Right to Return.....................................   45
   Termination.........................................   45
   Required Reports....................................   45
   Suspension of Payments..............................   45
The Separate Accounts..................................   46
   Performance Information.............................   46
Federal Tax Considerations.............................   47
   General Taxation of Annuities.......................   47
   Types of Contracts: Qualified and Non-qualified.....   47
   Qualified Annuity Contracts.........................   47
     Taxation of Qualified Annuity Contracts...........   47
     Mandatory Distributions for Qualified Plans.......   47
   Non-qualified Annuity Contracts.....................   48
     Diversification Requirements for
       Variable Annuities..............................   49
     Ownership of the Investments......................   49
     Taxation of Death Benefit Proceeds................   49
   Other Tax Considerations............................   49
     Treatment of Charges for Optional Benefits........   49
     Puerto Rico Tax Considerations....................   49
     Non-Resident Aliens...............................   50
Other Information......................................   50
   The Insurance Companies.............................   50
   Financial Statements................................   51
   Distribution of Variable Annuity Contracts..........   51
   Conformity with State and Federal Laws..............   53
   Voting Rights.......................................   53
   Restrictions on Financial Transactions..............   53
   Legal Proceedings...................................   53
Appendix A: Condensed Financial
   Information: MetLife of CT Separate Account Nine
   for Variable Annuities..............................  A-1
Appendix B: Condensed Financial
   Information: MetLife of CT Separate Account Ten
   for Variable Annuities..............................  B-1
Appendix C: The Fixed Account..........................  C-1
Appendix D: Contents of the Statement of
   Additional Information..............................  D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.


ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.....................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.......................................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.....................................    6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................  $30(4)

---------


(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


      YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
 GREATER THAN OR EQUAL TO  BUT LESS THAN  WITHDRAWAL CHARGE
-------------------------  -------------  -----------------
 0 years                      1 years             6%
 1 years                      2 years             5%
 2 years                      3 years             4%
3 + years                                         0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT
 GREATER THAN OR EQUAL TO  BUT LESS THAN   WITHDRAWAL CHARGE
-------------------------  --------------  ------------------
 0 years                      1 years             6%
 1 years                      2 years             5%
 2 years                      3 years             4%
3 + years                                         0%


------
(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge...........................   1.70%(5)
Administrative Expense Charge...............................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED...........................................   1.85%
Optional E.S.P. Charge......................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED....................................................   2.05%
Optional GMWB I Charge(maximum upon reset)..................   1.00%(6)
Optional GMWB II Charge(maximum upon reset).................   1.00%(6)
Optional GMWB III Charge....................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED....................................................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED....................................................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED....................................................   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED.............................................   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED............................................   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED...........................................   2.30%


---------------------------------


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust



(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                       MINIMUM   MAXIMUM
                                                       -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)  0.42%     4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                   DISTRIBUTION                                                      NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL  CONTRACTUAL FEE WAIVER     ANNUAL
                                     MANAGEMENT   SERVICE(12B-1)    OTHER     OPERATING        AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE            FEES        EXPENSES    EXPENSES          REIMBURSEMENT      EXPENSES**
----------------------------------- -----------  ---------------  ---------  -----------   ----------------------   -----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
      Fund - Series I+                     0.60%               -       0.27%         0.87%                      -         0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
      Growth Fund - Class 2*               0.58%            0.25%      0.04%         0.87%                      -         0.87%
   American Funds Growth
      Fund - Class 2*                      0.33%            0.25%      0.02%         0.60%                      -         0.60%
   American Funds
      Growth-Income Fund -
      Class 2*                             0.28%            0.25%      0.01%         0.54%                      -         0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
      Emerging Markets
      Portfolio+                           1.25%               -       0.44%         1.69%                      -         1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
      Investment Fund -
      Appreciation
      Portfolio - Initial
      Shares                               0.75%               -       0.05%         0.80%                      -         0.80%
   Dreyfus Variable
      Investment Fund -
      Developing Leaders
      Portfolio - Initial
      Shares                               0.75%               -       0.06%         0.81%                      -         0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
      Markets Securities
      Fund - Class 2*                      1.24%            0.25%      0.29%         1.78%                      -         1.78%
   Templeton Foreign
      Securities Fund -
      Class 2*                             0.65%            0.25%      0.17%         1.07%                   0.05%        1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
      Portfolio - Service
      Shares*+                             0.64%            0.25%      0.31%         1.20%                      -         1.20%
   Global Technology
      Portfolio  Service
      Shares*                              0.64%            0.25%      0.09%         0.98%                      -         0.98%
   Worldwide Growth
      Portfolio  Service
      Shares*+                             0.60%            0.25%      0.01%         0.86%                      -         0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio*                           0.75%            0.25%      0.22%         1.22%                      -         1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I, INC.
   Legg Mason Partners Variable
      All Cap Portfolio - Class I          0.75%               -       0.07%         0.82%                      -         0.82%
   Legg Mason Partners Variable
      Investors Portfolio -
      Class I                              0.65%               -       0.06%         0.71%                      -         0.71%
   Legg Mason Partners Variable
      Large Cap Growth Portfolio
      - Class I                            0.75%               -       0.72%         1.47%                      -         1.47%
   Legg Mason Partners Variable
      Small Cap Growth Portfolio
      - Class I                            0.75%               -       0.22%         0.97%                      -         0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
      Aggressive Growth
      Portfolio - Class I                  0.75%               -       0.18%         0.93%                      -         0.93%(4)
   Legg Mason Partners Variable
      Equity Index Portfolio -
      Class II*                            0.31%            0.25%      0.03%         0.59%                      -         0.59%
   Legg Mason Partners Variable
      Growth and Income
      Portfolio - Class I                  0.65%               -       0.52%         1.17%                      -         1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable
      Adjustable Rate Income
      Portfolio*++                         0.55%            0.25%      0.28%         1.08%                      -         1.08%(5)
   Legg Mason Partners Variable
      Social Awareness Stock
      Portfolio+                           0.71%               -       0.04%         0.75%                      -         0.75%(6)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
      Portfolio - Class A                  0.70%               -       0.10%         0.80%                      -         0.80%(7)
   Dreman Small-Cap Value
      Portfolio - Class A                  0.83%               -       3.64%         4.47%                   3.37%        1.10%(7)
   Federated High Yield
      Portfolio - Class A                  0.60%               -       0.21%         0.81%                      -         0.81%(7)
   Harris Oakmark International
      Portfolio - Class A                  0.82%                       0.13%         0.95%                      -         0.95%
   Janus Capital Appreciation
      Portfolio - Class A                  0.65%               -       0.09%         0.74%                      -         0.74%(7)
   Legg Mason Partners Managed
      Assets Portfolio - Class A           0.50%               -       0.09%         0.59%                      -         0.59%(7)
   Lord Abbett Bond Debenture
      Portfolio - Class A                  0.51%               -       0.05%         0.56%                      -         0.56%
   Lord Abbett Growth and Income
      Portfolio - Class B*                 0.50%            0.25%      0.04%         0.79%                      -         0.79%(7)
   Lord Abbett Mid-Cap Value
      Portfolio - Class B*                 0.68%            0.25%      0.08%         1.01%                      -         1.01%
   Mercury Large-Cap Core
      Portfolio - Class A                  0.78%               -       0.12%         0.90%                      -         0.90%(7)
   Met/AIM Capital Appreciation
      Portfolio - Class A                  0.76%               -       0.05%         0.81%                      -         0.81%(7)
   Met/AIM Small Cap Growth
      Portfolio - Class A                  0.90%               -       0.10%         1.00%                      -         1.00%(7)
   MFS(R) Value Portfolio - Class A        0.73%               -       0.24%         0.97%                      -         0.97%(7)
   Neuberger Berman Real Estate
      Portfolio - Class A                  0.67%               -       0.03%         0.70%                      -         0.70%
   Pioneer Fund Portfolio -
      Class A                              0.75%                       0.28%         1.03%                   0.03%        1.00%(7)
   Pioneer Mid-Cap Value
      Portfolio - Class A                  0.75%               -       2.84%         3.59%                   2.59%        1.00%(7)

   Pioneer Strategic Income
      Portfolio - Class A                  0.73%               -       0.09%         0.82%                      -         0.82%(7)
   Third Avenue Small Cap Value
      Portfolio - Class B*                 0.75%            0.25%      0.05%         1.05%                      -         1.05%
Metropolitan Series Fund, Inc.
   BlackRock Aggressive Growth
      Portfolio - Class D*                 0.73%            0.10%      0.06%         0.89%                      -         0.89%
   BlackRock Bond Income
      Portfolio - Class A                  0.40%               -       0.07%         0.47%                      -         0.47%(8)
   BlackRock Money Market
      Portfolio - Class A                  0.35%               -       0.07%         0.42%                   0.01%        0.41%(9)
   FI Large Cap Portfolio -
      Class A                              0.80%               -       0.06%         0.86%                      -         0.86%(10)
   FI Value Leaders Portfolio -
      Class D*                             0.66%            0.10%      0.07%         0.83%                      -         0.83%
   MFS(R) Total Return Portfolio -
      Class F*                             0.57%            0.20%      0.16%         0.93%                      -         0.93%(12)
   Oppenheimer Global Equity
      Portfolio - Class B*                 0.60%            0.25%      0.33%         1.18%                      -         1.18%
   T. Rowe Price Large Cap
      Growth Portfolio - Class
      B*+                                  0.60%            0.25%      0.12%         0.97%                      -         0.97%(11)
   Western Asset Management High
      Yield Bond Portfolio -
      Class A                              0.48%               -       0.12%         0.60%                      -         0.60%(10)
   Western Asset Management U.S.
      Government Portfolio -
      Class A                              0.54%               -       0.07%         0.61%                      -         0.61%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
      Fund/VA - Service Shares*            0.65%            0.25%      0.01%         0.91%                      -         0.91%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class                 0.25%               -       0.41%         0.66%                      -         0.66%(13)
   Total Return Portfolio -
      Administrative Class                 0.25%               -       0.40%         0.65%                      -         0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
      Fund - Class IB*+                    0.70%            0.25%      0.47%         1.42%                      -         1.42%
   Putnam VT International
      Equity Fund - Class IB*+             0.75%            0.25%      0.18%         1.18%                      -         1.18%
   Putnam VT Small Cap Value
      Fund - Class IB*                     0.76%            0.25%      0.08%         1.09%                      -         1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio-Class II*            0.56%            0.25%      0.03%         0.84%                      -         0.84%
   Enterprise Portfolio-Class II*+         0.50%            0.25%      0.18%         0.93%                      -         0.93%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -
      Service Class 2*                     0.57%            0.25%      0.09%         0.91%                      -         0.91%
   VIP Dynamic Capital Appreciation
      Portfolio - Service Class 2*+        0.57%            0.25%      0.36%         1.18%                      -         1.18%
   VIP Mid Cap Portfolio - Service
      Class 2*                             0.57%            0.25%      0.12%         0.94%                      -         0.94%

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                           DISTRIBUTION                                                        INCLUDING
                                             AND/OR                               CONTRACTUAL     NET TOTAL   NET EXPENSES
                                             SERVICE               TOTAL ANNUAL   FEE WAIVER       ANNUAL          OF
                                MANAGEMENT   (12B-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING    UNDERLYING
       UNDERLYING FUND:            FEE        FEES       EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES**    PORTFOLIOS
------------------------------- ---------- ------------  --------  ------------  --------------  -----------  ------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio--Class
 B*............................       0.10%        0.25%     0.95%         1.30%           0.95%        0.35%         0.98%(14)(15)
MetLife Conservative to
 Moderate Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.31%         0.66%           0.31%        0.35%         1.00%(14)(15)
MetLife Moderate Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.19%         0.54%           0.19%        0.35%         1.04%(14)(15)
MetLife Moderate to
 Aggressive Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.24%         0.59%           0.24%        0.35%         1.06%(14)(15)
MetLife Aggressive
 Allocation Portfolio--Class
 B*............................       0.10%        0.25%     1.66%         2.01%           1.66%        0.35%         1.07%(14)(15)


------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.



(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLES



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.



EXAMPLE -- This EXAMPLE ASSUMES that you have elected the most expensive death benefit option, THE E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming THE maximum charge of 1.00% APPLIES in ALL Contract Years).



                                              IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:      ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------- ---------------------------------
 FUNDING OPTION                              1 YEAR 3 YEARS 5YEARS   10 YEARS   1 YEAR 3 YEARS 5 YEARS  10 YEARS
-------------------------------------------- ------ ------- ------ ------------ ------ ------- ------- ----------
Underlying Fund with Maximum Total Annual      1350    2598   3579         6753    750    2198    3579       6753
Operating Expenses..........................
Underlying Fund with Minimum Total Annual
Operating Expenses..........................    953    1470   1802         3702    353    1070    1802       3702


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
        DEATH BENEFIT/OPTIONAL FEATURE     AND ANNUITANT ON THE CONTRACT/RIDER DATE
---------------------------------------  ------------------------------------------
Annual Step-Up Death Benefit                                Age 80

Enhanced Stepped-Up Provision (E.S.P.)                      Age 75



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.



CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                   INVESTMENT                         INVESTMENT
OPTION                                                    OBJECTIVE                     ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------  -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series    Seeks to provide growth of capital.      A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -   Seeks capital appreciation through       Capital Research and Management
     Class 2                             stocks.                                  Company
   American Funds Growth Fund - Class 2  Seeks capital appreciation through       Capital Research and Management
                                         stocks.                                  Company
   American Funds Growth-Income Fund -   Seeks both capital appreciation and      Capital Research and Management
     Class 2                             income.                                  Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging          Seeks long-term growth of capital.       Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                           Subadviser: Credit Suisse Asset
                                                                                  Management Limited (U.K.),
                                                                                  (Australia)
DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund -    Seeks long-term capital growth           The Dreyfus Corporation
     Appreciation Portfolio - Initial    consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
     Shares                              capital with growth of current income
                                         is a secondary objective.
   Dreyfus Variable Investment Fund -    Seeks capital growth.                    The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets          Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -   Seeks long-term capital growth.          Templeton Investment Counsel, LLC
     Class 2                                                                      Subadviser: Franklin Templeton
                                                                                  Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -      Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -         Seeks long-term capital growth.          Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -          Seeks long-term growth of capital in a   Janus Capital Management LLC
     Service Shares+                     manner consistent with the preservation
                                         of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap           Seeks long-term capital appreciation.    Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All      Seeks capital appreciation through       Salomon Brothers Asset Management
     Cap Portfolio - Class I             investments.                             Inc
   Legg Mason Partners Variable          Seeks long-term growth of capital, with  Salomon Brothers Asset Management
     Investors Portfolio - Class I       growth of current income as a secondary  Inc
                                         objective.
   Legg Mason Partners Variable Large    Seeks long-term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                               Inc
   Legg Mason Partners Variable Small    Seeks long-term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio                                                         Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable          Seeks capital appreciation.              Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                Inc
     Class I
   Legg Mason Partners Variable Equity   Seeks investment results that before     TIMCO Asset Management Inc
     Index Portfolio - Class II          expenses, correspond to the price and
                                         yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth   Seeks income and long-term capital       Salomon Brothers Asset Management
     and Income Portfolio - Class I      growth.                                  Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable          Seeks to provide high current income     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio    and to limit the degree of fluctuation
                                         of its net asset value resulting from
                                         movements in interest rates.
   Legg Mason Partners Variable Social   Seeks long term capital appreciation     Smith Barney Fund Management LLC
     Awareness Stock Portfolio           and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock            Seeks growth of capital.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Batterymarch Financial
                                                                                  Management, Inc.
   Dreman Small-Cap Value Portfolio -    Seeks capital appreciation.              Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Dreman Value Management
                                                                                  L.L.C.

   Federated High Yield Portfolio -      Seeks high current income.               Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Federated Investment
                                                                                  Management Company
   Harris Oakmark International          Seeks long-term capital appreciation.    Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Harris Associates L.P.
   Janus Capital Appreciation            Seeks capital appreciation.              Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Janus Capital
                                                                                  Management LLC
   Legg Mason Partners Managed Assets    Seeks high total return.                 Met Investors Advisory, LLC
     Portfolio*                                                                   Subadviser: Legg Mason Capital
                                                                                  Management, Inc.
   Lord Abbett Bond Debenture            Seeks high current income and the        Met Investors Advisory, LLC
     Portfolio - Class A                 opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
   Lord Abbett Growth and Income         Seeks growth of capital and current      Met Investors Advisory, LLC
     Portfolio - Class B                 income without excessive fluctuations    Subadviser: Lord, Abbett & Co. LLC
                                         in the market value.
   Lord Abbett Mid-Cap Value Portfolio   Seeks capital appreciation through       Met Investors Advisory, LLC
     - Class B                           investments, primarily in equity         Subadviser: Lord, Abbett & Co. LLC
                                         securities which are believed to be
                                         undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -    Seeks long-term capital growth.          Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Merrill Lynch
                                                                                  Investment Managers, L.P.
   Met/AIM Capital Appreciation          Seeks capital appreciation.              Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser:  AIM Capital
                                                                                  Management, Inc.
   Met/AIM Small Cap Growth Portfolio    Seeks long-term growth of capital.       Met Investors Advisory, LLC
     - Class A                                                                    Subadviser:  AIM Capital
                                                                                  Management, Inc.
   MFS(R) Value Portfolio - Class A      Seeks capital appreciation and           Met Investors Advisory, LLC
                                         reasonable income.                       Subadviser: Massachusetts Financial
                                                                                  Services Company
   Neuberger Berman Real Estate          Seeks to provide total return through    Met Investors Advisory, LLC
     Portfolio - Class A                 investment in real estate securities,    Subadviser: Neuberger Berman
                                         emphasizing both capital appreciation    Management, Inc.
                                         and current income.
   Pioneer Fund Portfolio - Class A      Seeks reasonable income and capital      Met Investors Advisory, LLC
                                         growth.                                  Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Pioneer Mid-Cap Value Portfolio -     Seeks capital appreciation.              Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Pioneer Strategic Income Portfolio    Seeks a high level of current income.    Met Investors Advisory, LLC
     - Class A                                                                    Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Third Avenue Small Cap Value          Seeks long-term capital appreciation.    Met Investors Advisory, LLC
     Portfolio - Class B                                                          Subadviser: Third Avenue Management
                                                                                  LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth           Seeks maximum capital appreciation.      MetLife Advisers, LLC
     Portfolio - Class D                                                          Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -     Seeks competitive total return           MetLife Advisers, LLC
     Class A                             primarily from investing in              Subadviser: BlackRock Advisors, Inc.
                                         fixed-income securities.
   BlackRock Money Market Portfolio -    Seeks a high level of current income     MetLife Advisers, LLC
     Class A                             consistent with preservation of capital. Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio - Class A      Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                  Subadviser: Fidelity Management &
                                                                                  Research Company
   FI Value Leaders Portfolio - Class D  Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                  Subadviser: Fidelity Management &
                                                                                  Research Company

   MetLife Aggressive Allocation         Seeks growth of capital.                 MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation       Seeks a high level of current income,    MetLife Advisers, LLC
     Portfolio - Class B                 with growth of capital as a secondary
                                         objective.
   MetLife Conservative to Moderate      Seeks high total return in the form of   MetLife Advisers, LLC
     Allocation Portfolio - Class B      income and growth of capital, with a
                                         greater emphasis on income.
   MetLife Moderate Allocation           Seeks a balance between a high level of  MetLife Advisers, LLC
     Portfolio - Class B                 current income and growth of capital,
                                         with a greater emphasis on growth of
                                         capital.
   MetLife Moderate to Aggressive        Seeks growth of capital.                 MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio -       Seeks a favorable total return through   MetLife Advisers, LLC
     Class F                             investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
   Oppenheimer Global Equity Portfolio   Seeks capital appreciation.              MetLife Advisers, LLC
     - Class B*                                                                   Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth        Seeks long-term growth of capital and,   MetLife Advisers, LLC
     Portfolio - Class B+*               secondarily, dividend income.            Subadviser: T. Rowe Price
                                                                                  Associates Inc.
   Western Asset Management High Yield   Seeks high current income.               MetLife Advisers, LLC
     Bond Portfolio - Class A                                                     Subadviser: Western Asset
                                                                                  Management Company
   Western Asset Management U.S.         Seeks to maximize total return           MetLife Advisers, LLC
     Government Portfolio - Class A      consistent with preservation of capital  Subadviser: Western Asset
                                         and maintenance of liquidity.            Management Company
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -     Seeks high total return (which includes  OppenheimerFunds, Inc.
     Service Shares*                     growth in the value of its shares as
                                         well as current income) from equity and
                                         debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -               Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class                with preservation of  capital and        Company LLC
                                         prudent investment management.
   Total Return Portfolio -              Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class                with preservation of capital and         Company LLC
                                         prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -     Seeks long-term growth of capital.       Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund   Seeks capital appreciation.              Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -      Seeks capital appreciation.              Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II           Seeks capital growth and income through  Van Kampen Asset Management investments in equity securities,
                                         including common stocks, preferred
                                         stocks and securities convertible into
                                         common and preferred stocks.
   Enterprise Portfolio Class II+        Seeks capital appreciation through       Van Kampen Asset Management
                                         investments in securities believed by
                                         the portfolio's investment adviser to
                                         have above-average potential for
                                         capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R)Portfolio - Service  Seeks long-term capital appreciation.    Fidelity Management & Research
     Class 2                                                                      Company
   VIP Dynamic Capital Appreciation      Seeks capital appreciation.              Fidelity Management & Research
     Portfolio - Service Class 2+                                                 Company
   VIP Mid Cap Portfolio - Service       Seeks long-term growth of capital.       Fidelity Management & Research
     Class 2                                                                      Company


-----
+ Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                         FORMER NAME                                                             NEW NAME
--------------------------------------------------------------     ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
    Equity Index Fund                                                  Legg Mason Partners Variable Equity Index Portfolio

    Salomon Brothers Variable Aggressive Growth Fund - Class I         Legg Mason Partners Variable Aggressive Growth Portfolio

    Salomon Brothers Variable Growth and Income Fund - Class I         Legg Mason Partners Variable Growth and Income Portfolio

SALOMON BROTHERS SERIES FUND INC.                                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio

    Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio

    Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio

    Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income Portfolio

    Social Awareness Stock Portfolio                                   Legg Mason Partners Variable Social Awareness Stock Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                   FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------------------          -----------------------------------------------------
                                                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                                   Janus Capital Appreciation Portfolio

                                                                        METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                       Western Asset Management High Yield Bond Portfolio

                                                                        MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                        Legg Mason Partners Managed Assets Portfolio

                                                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                      BlackRock Money Market Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Strategic Income Portfolio                                  Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Travelers Quality Bond Portfolio                                    BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        U.S. Government Securities Portfolio                                Western Asset Management U.S. Government Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Convertible Securities Portfolio                                    Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Fund Portfolio                                              Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Mid-Cap Value Portfolio                                     Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Strategic Equity Portfolio                                          FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Style Focus Series: Small Cap Growth Portfolio                      MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Style Focus Series: Small Cap Value Portfolio                       Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST

        Disciplined Mid Cap Stock Portfolio                                 Batterymarch Mid-Cap Stock Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Equity Income Portfolio                                             FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Federated High Yield Portfolio                                      Federated High Yield Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Federated Stock Portfolio                                           Lord Abbett Growth and Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Large Cap Portfolio                                                 FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Moderate - Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Conservative - Moderate
          Allocation Portfolio                                          MetLife Conservative to Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        MFS(R) Value Portfolio                                              MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Mondrian International Stock Portfolio                              Harris Oakmark International Portfolio

AIM VARIABLE INSURANCE FUND                                             AIM VARIABLE INSURANCE FUND
        AIM VI Premier Equity Fund                                          AIM V.I. Core Equity Fund



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



           FORMER UNDERLYING FUND                                                    NEW UNDERLYING FUND
------------------------------------------------                        --------------------------------------------
FRANKLIN TEMPLETON VIP TRUST                                            METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                       Oppenheimer Global Equity Portfolio

LORD ABBETT SERIES FUND, INC.                                           MET INVESTORS SERIES TRUST
    Lord Abbett Mid Cap Value Portfolio                                    Lord Abbett Mid-Cap Value Portfolio

FAM VARIABLE SERIES FUND, INC.                                          METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation Portfolio                                    Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                          MET INVESTORS SERIES TRUST
    Mercury Value Opportunities V.I. Fund                                  Third Avenue Small Cap Value Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                        METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                           T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                      MET INVESTORS SERIES TRUST
    Delaware VIP REIT Series                                               Neuberger Berman Real Estate Portfolio

FRANKLIN TEMPLETON VIP TRUST                                            MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                          Lord Abbett Growth and Income Portfolio

JANUS ASPEN SERIES                                                      METROPOLITAN SERIES FUND, INC.
    Janus Aspen Balanced Portfolio                                         MFS(R) Total Return Portfolio

LORD ABBETT SERIES FUND, INC.                                           MET INVESTORS SERIES TRUST
    Lord Abbett Growth and Income Portfolio                                Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:



YEARS SINCE PURCHASE PAYMENT MADE
---------------------------------
GREATER THAN OR
   EQUAL TO         BUT LESS THAN                  WITHDRAWAL CHARGE
---------------     -------------                  -----------------
    0 years             1 year                            6%
    1 year              2 years                           5%
    2 years             3 years                           4%
   3+ years                                               0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or


FREE WITHDRAWAL ALLOWANCE



The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:



YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR
   EQUAL TO         BUT LESS THAN                  WITHDRAWAL CHARGE
---------------     -------------                  -----------------
     0 years            1 year                            6%
     1 year             2 years                           5%
     2 years            3 years                           4%
    3+ years                                              0%



Please refer to Payment Options for a description of this benefit.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust - Emerging Market Portfolio, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.



Availability and Eligibility We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.



NAME OF RIDER:                     GMWB I                                       GMWB II                          GMWB III
--------------  ---------------------------------------------           -----------------------             ---------------------

  ALSO CALLED:                   Principal                                     Principal                         Principal
                                 Guarantee                                     Guarantee                      Guarantee Value

 AVAILABILITY:  Not available for purchase on or after March             Available on or after              Available on or after
                21, 2005, unless GMWB II is not approved in                March 21, 2005 if                  March 21, 2005 if
                                 your state                             approved in your state              approved in your state



You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

Annual Withdrawal Benefit ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                    GMWB I               GMWB II                 GMWB III
                                                                   ---------             ---------               ---------
If you make your first withdrawal BEFORE the 3rd
    anniversary after you purchase GMWB:........                   5% of RBB             5% of RBB               5% of RBB

If you make your first withdrawal AFTER the 3rd
    anniversary after you purchase GMWB:.........                  10% of RBB            10% of RBB              5% of RBB



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      -. To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ---------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   --------    ------------------   -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY

AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ---------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   --------    ------------------   -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                       [100,000 -        [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                       (100,000 X        91,304/100,000)]                    (100,000 X        (88,235/100,000)]
                                    10,000/115,000)]                                      10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265                $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                        GMWB I             GMWB II       GMWB III
                                                        ------             -------       --------
Current Annual Charge.............................       0.40%              0.50%          0.25%
Maximum Annual Charge After a Reset...............       1.00%              1.00%           N/A


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.



                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    -----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT


The death benefit will be the greatest of, less any applicable        -     the Contract Value on the Death Report Date
premium tax and outstanding loans:
                                                                      -     the total Purchase Payments less the total amount
                                                                            of any withdrawals made under this Contract; or

                                                                      -     the Step-Up Value, if any, as described below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 X (10,000/55,000) = $9,090


Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 X (10,000/30,000) = $16,666


Your new Step-Up Value would be $50,000, $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                    UNLESS                          RULES APPLY*
----------------------------------     -----------------------      ------------------------------------      ------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless the beneficiary elects to                    Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary(ies),        Unless the beneficiary elects to                    Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                              Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to                    Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue                Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),        Unless the spouse elects to continue                Yes
ANNUITANT)                             or if none, to the           the Contract
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary(ies),        Unless the beneficiary elects to                    Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive a distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS              The beneficiary(ies),                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     Annuitant is
                                       Contract Owner.                                                        treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                              QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                    UNLESS                          RULES APPLY*
----------------------------------     -----------------------      ------------------------------------      ------------------
OWNER/ANNUITANT                        The beneficiary(ies),        Unless the beneficiary elects to                 Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                         N/A
                                       payable; Contract
                                       continues.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or     Unless the spouse elects to continue             Yes
ANNUITANT)                             if none, to the              the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.


--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

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                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

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

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

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We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

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


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option.

Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)                                 2005      1.117          1.297           69,464
                                                                     2004      0.952          1.117           10,285
                                                                     2003      0.777          0.952            5,296
                                                                     2002      1.000          0.777            6,000

    High Yield Bond Trust (5/04)                                     2005      1.067          1.061              706
                                                                     2004      1.000          1.067           37,259

    Managed Assets Trust (5/04)                                      2005      1.075          1.096                -
                                                                     2004      1.000          1.075                -

    Money Market Portfolio (3/02)                                    2005      0.977          0.987          697,307
                                                                     2004      0.986          0.977          810,036
                                                                     2003      0.996          0.986          146,533
                                                                     2002      1.000          0.996          503,034

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005      0.997          1.034           78,144
                                                                     2004      0.960          0.997          119,229
                                                                     2003      0.782          0.960          137,323
                                                                     2002      1.142          0.782           12,403
                                                                     2001      1.000          1.142                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005      1.034          1.166           95,999
                                                                     2004      0.973          1.034           75,694
                                                                     2003      0.803          0.973           40,191

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    AllianceBernstein Large-Cap Growth Portfolio - Class B
     (continued)                                                     2002      1.183          0.803            4,743
                                                                     2001      1.000          1.183                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                       2005      1.473          1.649        1,392,866
                                                                     2004      1.322          1.473          689,281
                                                                     2003      0.995          1.322          338,279
                                                                     2002      1.188          0.995          108,035
                                                                     2001      1.000          1.188                -

    Growth Fund - Class 2 Shares (2/00)                              2005      1.362          1.553        5,108,335
                                                                     2004      1.233          1.362        3,022,506
                                                                     2003      0.918          1.233        1,910,413
                                                                     2002      1.238          0.918          519,111
                                                                     2001      1.000          1.238            5,663

    Growth-Income Fund - Class 2 Shares (2/00)                       2005      1.291          1.341        5,384,780
                                                                     2004      1.191          1.291        3,748,375
                                                                     2003      0.916          1.191        2,541,469
                                                                     2002      1.143          0.916          825,826
                                                                     2001      1.000          1.143            6,095

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005      1.377          1.730            9,238
                                                                     2004      1.123          1.377           10,858
                                                                     2003      0.801          1.123            9,290
                                                                     2002      1.000          0.801            1,000

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005      1.618          1.703          444,721
                                                                     2004      1.255          1.618          282,289
                                                                     2003      0.953          1.255          261,390
                                                                     2002      1.000          0.953          110,495

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)     2005      0.981          1.005          136,376
                                                                     2004      0.951          0.981          157,298

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                      YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------         ----  -------------  -------------  ---------------
    Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (continued)                                                            2003      0.799         0.951           147,390
                                                                            2002      1.000         0.799            27,841

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (3/02)      2005      1.063         1.104            72,545
                                                                            2004      0.972         1.063            68,322
                                                                            2003      0.752         0.972            47,049
                                                                            2002      1.000         0.752            13,673

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)                 2005      1.204         1.302           230,497
                                                                            2004      1.074         1.204            45,466
                                                                            2003      1.000         1.074                 -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)               2005      1.202         1.299           372,761
                                                                            2004      1.067         1.202            73,290
                                                                            2003      1.000         1.067                 -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                   2005      1.144         1.242         1,920,497
                                                                            2004      1.035         1.144           911,365
                                                                            2003      0.842         1.035           482,403
                                                                            2002      1.000         0.842           112,568

    Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)    2005      1.767         2.211           453,826
                                                                            2004      1.444         1.767            74,045
                                                                            2003      1.000         1.444             6,032

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)               2005      1.369         1.481         1,323,471
                                                                            2004      1.177         1.369           672,403
                                                                            2003      0.907         1.177           254,384
                                                                            2002      1.134         0.907           136,180
                                                                            2001      1.000         1.134                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Templeton Growth Securities Fund - Class 2 Shares (8/02)         2005      1.166         1.246           699,854
                                                                     2004      1.024         1.166           204,395
                                                                     2003      0.789         1.024            96,803
                                                                     2002      1.000         0.789            58,188

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                  2005      1.180         1.208         2,001,890
                                                                     2004      1.091         1.180         1,576,990
                                                                     2003      0.870         1.091         1,068,257
                                                                     2002      1.141         0.870           208,514
                                                                     2001      1.000         1.141                 -

    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.113         1.200            12,355
                                                                     2004      1.039         1.113            12,359
                                                                     2003      0.755         1.039             9,531
                                                                     2002      1.000         0.755                 -

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (1/00)                                           2005      1.085         1.103           110,014
                                                                     2004      1.019         1.085           115,405
                                                                     2003      0.798         1.019           118,746
                                                                     2002      1.000         0.798                 -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005      1.082         1.144           785,415
                                                                     2004      1.018         1.082         1,043,236
                                                                     2003      0.912         1.018           936,861
                                                                     2002      1.000         0.912            75,931

    Global Life Sciences Portfolio - Service Shares (3/02)           2005      1.020         1.125            12,486
                                                                     2004      0.910         1.020            12,839
                                                                     2003      0.734         0.910            10,786
                                                                     2002      1.000         0.734             1,969

    Global Technology Portfolio - Service Shares (3/02)              2005      0.885         0.970            35,248
                                                                     2004      0.897         0.885            26,300
                                                                     2003      0.624         0.897            73,480
                                                                     2002      1.000         0.624            73,481

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Worldwide Growth Portfolio - Service Shares (3/02)               2005      0.921         0.955            30,274
                                                                     2004      0.898         0.921            33,578
                                                                     2003      0.739         0.898            12,190
                                                                     2002      1.000         0.739             3,000

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.502         1.534           386,440
                                                                     2004      1.332         1.502           112,428
                                                                     2003      1.000         1.332           101,266

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.372         1.391           516,959
                                                                     2004      1.241         1.372           439,996
                                                                     2003      1.000         1.241             9,795

    Mid-Cap Value Portfolio (5/03)                                   2005      1.529         1.625           891,248
                                                                     2004      1.256         1.529           337,639
                                                                     2003      1.000         1.256           171,217

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005      1.071         1.111             4,459
                                                                     2004      1.000         1.071             4,344

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.117         1.119         2,555,183
                                                                     2004      1.045         1.117           974,468
                                                                     2003      1.000         1.045           233,173

    Total Return Portfolio - Administrative Class (2/02)             2005      1.140         1.146        12,289,203
                                                                     2004      1.107         1.140        11,093,565
                                                                     2003      1.074         1.107        10,441,947
                                                                     2002      1.003         1.074         3,411,930
                                                                     2001      1.000         1.003                 -

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005      1.167         1.228            33,342
                                                                     2004      1.105         1.167           111,087
                                                                     2003      0.853         1.105           111,092

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Putnam VT Discovery Growth Fund - Class IB Shares  (continued)   2002      1.233          0.853           39,946
                                                                     2001      1.000          1.233                -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005      1.323          1.458          188,294
                                                                     2004      1.160          1.323          191,672
                                                                     2003      0.919          1.160          186,378
                                                                     2002      1.138          0.919           63,610
                                                                     2001      1.000          1.138                -

    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005      1.783          1.874          418,626
                                                                     2004      1.439          1.783          396,956
                                                                     2003      0.980          1.439          376,864
                                                                     2002      1.221          0.980          182,271
                                                                     2001      1.000          1.221                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005      1.204          1.229        1,548,293
                                                                     2004      1.132          1.204        1,643,520
                                                                     2003      0.829          1.132        1,213,718
                                                                     2002      1.127          0.829          482,311
                                                                     2001      1.000          1.127            6,229

    Investors Fund - Class I (2/02)                                  2005      1.205          1.261        1,014,142
                                                                     2004      1.112          1.205        1,069,597
                                                                     2003      0.856          1.112          738,841
                                                                     2002      1.134          0.856          316,814
                                                                     2001      1.000          1.134                -

    Large Cap Growth Fund - Class I (8/02)                           2005      1.117          1.154           38,363
                                                                     2004      1.132          1.117           38,402
                                                                     2003      0.798          1.132           31,304
                                                                     2002      1.000          0.798           15,441

    Small Cap Growth Fund - Class I (5/02)                           2005      1.329          1.369          467,037
                                                                     2004      1.176          1.329          436,895
                                                                     2003      0.805          1.176          267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Small Cap Growth Fund - Class I  (continued)                     2002      1.255          0.805           20,161
                                                                     2001      1.000          1.255                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005      1.196          1.277          190,318
                                                                     2004      1.144          1.196          375,673
                                                                     2003      0.901          1.144          277,176
                                                                     2002      1.206          0.901           89,349
                                                                     2001      1.000          1.206                -

    Convertible Securities Portfolio (3/02)                          2005      1.211          1.193          874,457
                                                                     2004      1.160          1.211        1,867,255
                                                                     2003      0.936          1.160        1,506,911
                                                                     2002      1.000          0.936           71,159

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005      1.191          1.314          145,447
                                                                     2004      1.042          1.191          154,508
                                                                     2003      0.793          1.042           85,024
                                                                     2002      1.000          0.793           12,568

    Equity Income Portfolio (5/02)                                   2005      1.326          1.360        2,433,988
                                                                     2004      1.229          1.326        2,231,165
                                                                     2003      0.955          1.229        1,497,940
                                                                     2002      1.130          0.955          132,792
                                                                     2001      1.000          1.130                -

    Federated High Yield Portfolio (3/02)                            2005      1.291          1.300          144,173
                                                                     2004      1.191          1.291          148,509
                                                                     2003      0.991          1.191          117,943
                                                                     2002      1.000          0.991           35,619

    Federated Stock Portfolio (3/02)                                 2005      1.064          1.100          143,924
                                                                     2004      0.980          1.064          186,769
                                                                     2003      0.782          0.980          159,882
                                                                     2002      1.000          0.782           39,368

    Large Cap Portfolio (6/02)                                       2005      1.103          1.177          305,074
                                                                     2004      1.055          1.103          587,004
                                                                     2003      0.862          1.055          525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Large Cap Portfolio  (continued)                                 2002      1.138          0.862           71,115
                                                                     2001      1.000          1.138                -

    Managed Allocation Series: Aggressive Portfolio (5/05)           2005      1.000          1.108            4,537

    Managed Allocation Series: Conservative Portfolio (7/05)         2005      1.007          1.019           25,289

    Managed Allocation Series: Moderate Portfolio (6/05)             2005      1.008          1.053           49,057

    Managed Allocation Series: Moderate-Aggressive
     Portfolio (5/05)                                                2005      1.000          1.086           44,275

    Managed Allocation Series: Moderate-Conservative
     Portfolio (6/05)                                                2005      1.000          1.030            4,434

    Mercury Large Cap Core Portfolio (8/02)                          2005      1.145          1.259          382,840
                                                                     2004      1.006          1.145          528,392
                                                                     2003      0.846          1.006          438,531
                                                                     2002      1.151          0.846           27,272
                                                                     2001      1.000          1.151                -

    MFS Emerging Growth Portfolio (8/02)                             2005      1.104          1.070                -
                                                                     2004      0.997          1.104          180,941
                                                                     2003      0.787          0.997          112,048
                                                                     2002      1.219          0.787           33,294
                                                                     2001      1.000          1.219                -

    MFS Mid Cap Growth Portfolio (3/02)                              2005      0.827          0.837          363,071
                                                                     2004      0.738          0.827          197,288
                                                                     2003      0.549          0.738           79,566
                                                                     2002      1.000          0.549            6,056

    MFS Total Return Portfolio (2/02)                                2005      1.258          1.271        5,187,440
                                                                     2004      1.150          1.258        4,470,787
                                                                     2003      1.005          1.150        3,403,681
                                                                     2002      1.081          1.005          458,806
                                                                     2001      1.000          1.081                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Value Portfolio (5/04)                                           2005      1.119         1.169          425,726
                                                                     2004      1.000         1.119           22,370

Mondrian International Stock Portfolio (3/02)                        2005      1.209         1.300          476,199
                                                                     2004      1.064         1.209          377,856
                                                                     2003      0.843         1.064           45,040
                                                                     2002      1.000         0.843            7,884

Pioneer Fund Portfolio (5/03)                                        2005      1.324         1.377          109,545
                                                                     2004      1.213         1.324           68,258
                                                                     2003      1.000         1.213           14,955

Pioneer Mid Cap Value Portfolio (7/05)                               2005      1.036         1.038            2,664

Pioneer Strategic Income Portfolio (5/04)                            2005      1.092         1.112        1,908,893
                                                                     2004      1.000         1.092          828,053

Strategic Equity Portfolio (4/02)                                    2005      1.054         1.056          229,625
                                                                     2004      0.974         1.054          192,976
                                                                     2003      0.749         0.974          137,627
                                                                     2002      1.148         0.749           83,170
                                                                     2001      1.000         1.148                -

Style Focus Series: Small Cap Growth Portfolio (6/05)                2005      1.027         1.113            8,406

Style Focus Series: Small Cap Value Portfolio (5/05)                 2005      1.000         1.109           15,029

Travelers Quality Bond Portfolio (3/02)                              2005      1.124         1.121          368,729
                                                                     2004      1.108         1.124          426,060
                                                                     2003      1.055         1.108          631,330
                                                                     2002      1.000         1.055          157,635

U.S. Government Securities Portfolio (5/04)                          2005      1.049         1.075                -
                                                                     2004      1.000         1.049                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)      2005      0.991          0.996          337,114
                                                                     2004      0.998          0.991           90,836
                                                                     2003      1.000          0.998            2,550

    Social Awareness Stock Portfolio (5/04)                          2005      1.080          1.107                -
                                                                     2004      1.000          1.080                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (3/02)                      2005      1.133          1.158          455,555
                                                                     2004      0.983          1.133          360,935
                                                                     2003      0.766          0.983          472,048
                                                                     2002      1.000          0.766          182,669

    Enterprise Portfolio - Class II Shares (3/02)                    2005      0.909          0.963                -
                                                                     2004      0.893          0.909            2,000
                                                                     2003      0.723          0.893            2,000
                                                                     2002      1.000          0.723            2,000

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (3/02)                 2005      1.233          1.412          507,515
                                                                     2004      1.091          1.233          413,003
                                                                     2003      0.867          1.091          328,539
                                                                     2002      1.000          0.867          101,822

    Dynamic Capital Appreciation Portfolio - Service Class 2 (3/02)  2005      1.053          1.247           26,031
                                                                     2004      1.059          1.053           29,168
                                                                     2003      0.863          1.059           13,751
                                                                     2002      1.000          0.863            1,000

    Mid Cap Portfolio - Service Class 2 (3/02)                       2005      1.418          1.643        1,993,749
                                                                     2004      1.159          1.418        1,597,208
                                                                     2003      0.854          1.159        1,203,368
                                                                     2002      1.000          0.854          289,347


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)                                 2005      1.168         1.346                -
                                                                     2004      1.000         1.168                -

    High Yield Bond Trust (5/04)                                     2005      1.075         1.061            7,106
                                                                     2004      1.000         1.075                -

    Managed Assets Trust (5/04)                                      2005      1.070         1.084                -
                                                                     2004      1.000         1.070                -

    Money Market Portfolio (3/02)                                    2005      0.993         0.996           39,858
                                                                     2004      1.000         0.993                -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005      1.049         1.080                -
                                                                     2004      1.000         1.049                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005      1.057         1.184                -
                                                                     2004      1.000         1.057                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                       2005      1.112         1.237           13,476
                                                                     2004      1.000         1.112                -

    Growth Fund - Class 2 Shares (2/00)                              2005      1.085         1.229          299,256
                                                                     2004      1.000         1.085           33,273

    Growth-Income Fund - Class 2 Shares (2/00)                       2005      1.064         1.097          325,048
                                                                     2004      1.000         1.064                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005      1.285         1.603                -
                                                                     2004      1.000         1.285                -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005      1.286         1.344           13,433
                                                                     2004      1.000         1.286                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                       YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------          ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)             2005      1.021         1.039                -
                                                                             2004      1.000         1.021                -

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (3/02)       2005      1.092         1.127                -
                                                                             2004      1.000         1.092                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)                  2005      1.116         1.198            1,287
                                                                             2004      1.000         1.116                -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)                2005      1.118         1.200           89,941
                                                                             2004      1.000         1.118                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                    2005      1.099         1.184           50,654
                                                                             2004      1.000         1.099                -

    Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)     2005      1.260         1.566                -
                                                                             2004      1.000         1.260                -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)                2005      1.155         1.240           30,423
                                                                             2004      1.000         1.155                -

    Templeton Growth Securities Fund - Class 2 Shares (8/02)                 2005      1.118         1.187           83,827
                                                                             2004      1.000         1.118                -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                          2005      1.069         1.086                -
                                                                             2004      1.000         1.069                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.053          1.128          29,935
                                                                     2004      1.000          1.053               -

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (1/00)                                           2005      1.064          1.075               -
                                                                     2004      1.000          1.064               -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005      1.067          1.120               -
                                                                     2004      1.000          1.067               -

    Global Life Sciences Portfolio - Service Shares (3/02)           2005      1.038          1.136               -
                                                                     2004      1.000          1.038               -

    Global Technology Portfolio - Service Shares (3/02)              2005      1.051          1.143               -
                                                                     2004      1.000          1.051               -

    Worldwide Growth Portfolio - Service Shares (3/02)               2005      1.086          1.117               -
                                                                     2004      1.000          1.086               -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.125          1.140           3,786
                                                                     2004      1.000          1.125               -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.098          1.106          21,268
                                                                     2004      1.000          1.098               -

    Mid-Cap Value Portfolio (5/03)                                   2005      1.159          1.223          84,335
                                                                     2004      1.000          1.159               -

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005      1.062          1.094               -
                                                                     2004      1.000          1.062               -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.066          1.061         234,345
                                                                     2004      1.000          1.066               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Total Return Portfolio - Administrative Class (2/02)             2005      1.043          1.042        357,636
                                                                     2004      1.000          1.043         56,684

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005      1.066          1.114              -
                                                                     2004      1.000          1.066              -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005      1.158          1.266              -
                                                                     2004      1.000          1.158              -

    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005      1.192          1.243          2,876
                                                                     2004      1.000          1.192              -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005      1.056          1.071              -
                                                                     2004      1.000          1.056              -

    Investors Fund - Class I (2/02)                                  2005      1.078          1.120         15,002
                                                                     2004      1.000          1.078              -

    Large Cap Growth Fund - Class I (8/02)                           2005      0.990          1.015              -
                                                                     2004      1.000          0.990              -

    Small Cap Growth Fund - Class I (5/02)                           2005      1.165          1.191              -
                                                                     2004      1.000          1.165              -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005      1.053          1.117              -
                                                                     2004      1.000          1.053              -

    Convertible Securities Portfolio (3/02)                          2005      1.041          1.019              -
                                                                     2004      1.000          1.041              -

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005      1.118          1.225              -
                                                                     2004      1.000          1.118              -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
Equity Income Portfolio (5/02)                                       2005      1.101         1.121            18,454
                                                                     2004      1.000         1.101                 -

Federated High Yield Portfolio (3/02)                                2005      1.077         1.077                 -
                                                                     2004      1.000         1.077                 -

Federated Stock Portfolio (3/02)                                     2005      1.078         1.107                 -
                                                                     2004      1.000         1.078                 -

Large Cap Portfolio (6/02)                                           2005      1.047         1.110                 -
                                                                     2004      1.000         1.047                 -

Managed Allocation Series: Aggressive Portfolio (5/05)               2005      1.000         1.103                 -

Managed Allocation Series: Conservative Portfolio (7/05)             2005      1.006         1.015                 -

Managed Allocation Series: Moderate Portfolio (6/05)                 2005      1.007         1.049                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)      2005      1.000         1.081                 -

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)    2005      1.000         1.026                 -

Mercury Large Cap Core Portfolio (8/02)                              2005      1.123         1.227                 -
                                                                     2004      1.000         1.123                 -

MFS Emerging Growth Portfolio (8/02)                                 2005      1.080         1.047                 -
                                                                     2004      1.000         1.080                 -

MFS Mid Cap Growth Portfolio (3/02)                                  2005      1.072         1.077                 -
                                                                     2004      1.000         1.072                 -

MFS Total Return Portfolio (2/02)                                    2005      1.095         1.099           186,486
                                                                     2004      1.000         1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    MFS Value Portfolio (5/04)                                       2005      1.125         1.168          27,601
                                                                     2004      1.000         1.125               -

    Mondrian International Stock Portfolio (3/02)                    2005      1.144         1.221               -
                                                                     2004      1.000         1.144               -

    Pioneer Fund Portfolio (5/03)                                    2005      1.092         1.128               -
                                                                     2004      1.000         1.092               -

    Pioneer Mid Cap Value Portfolio (7/05)                           2005      1.035         1.034               -

    Pioneer Strategic Income Portfolio (5/04)                        2005      1.103         1.114         159,981
                                                                     2004      1.000         1.103               -

    Strategic Equity Portfolio (4/02)                                2005      1.097         1.091           2,635
                                                                     2004      1.000         1.097               -

    Style Focus Series: Small Cap Growth Portfolio (6/05)            2005      1.026         1.109               -

    Style Focus Series: Small Cap Value Portfolio (5/05)             2005      1.000         1.104             728

    Travelers Quality Bond Portfolio (3/02)                          2005      1.031         1.021               -
                                                                     2004      1.000         1.031               -

    U.S. Government Securities Portfolio (5/04)                      2005      1.071         1.090               -
                                                                     2004      1.000         1.071               -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)      2005      0.997         0.995             731
                                                                     2004      1.000         0.997               -

    Social Awareness Stock Portfolio (5/04)                          2005      1.074         1.093               -
                                                                     2004      1.000         1.074               -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (3/02)                      2005      1.130         1.147               -
                                                                     2004      1.000         1.130               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Enterprise Portfolio - Class II Shares (3/02)                    2005      1.036         1.090                -
                                                                     2004      1.000         1.036                -

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (3/02)                 2005      1.106         1.258           85,343
                                                                     2004      1.000         1.106                -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (3/02)  2005      1.039         1.222                -
                                                                     2004      1.000         1.039                -

    Mid Cap Portfolio - Service Class 2 (3/02)                       2005      1.226         1.410          117,119
                                                                     2004      1.000         1.226                -



                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders



Federated Stock Portfolio is no longer available to new contract holders



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders



Fixed Fund is no longer available to new contract holders



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners



Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (6/02)                                 2005      1.117          1.297         200,941
                                                                     2004      0.952          1.117         274,552
                                                                     2003      0.777          0.952         276,632
                                                                     2002      1.000          0.777         223,435

    High Yield Bond Trust (5/04)                                     2005      1.067          1.061          55,179
                                                                     2004      0.989          1.067               -

    Managed Assets Trust (9/04)                                      2005      1.075          1.096               -
                                                                     2004      1.015          1.075               -

    Money Market Portfolio (5/02)                                    2005      0.977          0.987         150,830
                                                                     2004      0.986          0.977         673,304
                                                                     2003      0.996          0.986         855,860
                                                                     2002      1.000          0.996         802,446

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (11/01)                  2005      0.997          1.034         306,578
                                                                     2004      0.960          0.997         445,049
                                                                     2003      0.782          0.960         443,311
                                                                     2002      1.142          0.782         326,594
                                                                     2001      1.000          1.142          72,644

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/01)   2005      1.034          1.166         244,221
                                                                     2004      0.973          1.034         458,633
                                                                     2003      0.803          0.973         483,364

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    AllianceBernstein Large-Cap Growth Portfolio -
     Class B  (continued)                                            2002      1.183         0.803           440,010
                                                                     2001      1.000         1.183            25,673

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                      2005      1.473         1.649         1,914,049
                                                                     2004      1.322         1.473         1,965,953
                                                                     2003      0.995         1.322         1,577,762
                                                                     2002      1.188         0.995           579,448
                                                                     2001      1.000         1.188            53,009

    Growth Fund - Class 2 Shares (11/99)                             2005      1.362         1.553         6,908,813
                                                                     2004      1.233         1.362         7,498,271
                                                                     2003      0.918         1.233         6,289,036
                                                                     2002      1.238         0.918         2,672,503
                                                                     2001      1.000         1.238           328,550

    Growth-Income Fund - Class 2 Shares (11/99)                      2005      1.291         1.341         6,617,005
                                                                     2004      1.191         1.291         7,869,519
                                                                     2003      0.916         1.191         6,886,746
                                                                     2002      1.143         0.916         3,517,428
                                                                     2001      1.000         1.143           483,056

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/02)            2005      1.377         1.730            49,971
                                                                     2004      1.123         1.377           102,493
                                                                     2003      0.801         1.123           107,770
                                                                     2002      1.000         0.801            50,280

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/02)                 2005      1.618         1.703           399,140
                                                                     2004      1.255         1.618           534,356
                                                                     2003      0.953         1.255           420,706
                                                                     2002      1.000         0.953           169,208

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)     2005      0.981         1.005           113,162
                                                                     2004      0.951         0.981           113,107

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Dreyfus VIF - Appreciation Portfolio - Initial
     Shares  (continued)                                             2003      0.799          0.951           229,583
                                                                     2002      1.000          0.799           136,153

    Dreyfus VIF - Developing Leaders Portfolio -
     Initial Shares (6/02)                                           2005      1.063          1.104           610,789
                                                                     2004      0.972          1.063           811,595
                                                                     2003      0.752          0.972           795,333
                                                                     2002      1.000          0.752           429,565

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005      1.204          1.302            60,422
                                                                     2004      1.074          1.204            34,482
                                                                     2003      1.000          1.074             5,122

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005      1.202          1.299           117,915
                                                                     2004      1.067          1.202            26,373
                                                                     2003      1.000          1.067                 -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005      1.144          1.242         1,734,260
                                                                     2004      1.035          1.144         1,999,529
                                                                     2003      0.842          1.035         1,608,369
                                                                     2002      1.000          0.842           719,789

    Templeton Developing Markets Securities Fund -
     Class 2 Shares (5/03)                                           2005      1.767          2.211           838,387
                                                                     2004      1.444          1.767           538,483
                                                                     2003      1.000          1.444            73,437

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)       2005      1.369          1.481         2,258,919
                                                                     2004      1.177          1.369         1,963,706
                                                                     2003      0.907          1.177         1,293,188
                                                                     2002      1.134          0.907           589,742
                                                                     2001      1.000          1.134            29,133

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Templeton Growth Securities Fund - Class 2 Shares (7/02)         2005      1.166         1.246           439,470
                                                                     2004      1.024         1.166           662,918
                                                                     2003      0.789         1.024           314,762
                                                                     2002      1.000         0.789           130,925

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (10/01)                 2005      1.180         1.208         1,239,450
                                                                     2004      1.091         1.180         2,117,905
                                                                     2003      0.870         1.091         2,036,010
                                                                     2002      1.141         0.870           903,725
                                                                     2001      1.000         1.141            46,322

    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.113         1.200            56,448
                                                                     2004      1.039         1.113            65,449
                                                                     2003      0.755         1.039            48,254
                                                                     2002      1.000         0.755             2,659

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (9/02)                                           2005      1.085         1.103            17,623
                                                                     2004      1.019         1.085            19,509
                                                                     2003      0.798         1.019            31,671
                                                                     2002      1.000         0.798            16,195

Janus Aspen Series
    Balanced Portfolio - Service Shares (8/02)                       2005      1.082         1.144           224,786
                                                                     2004      1.018         1.082           232,165
                                                                     2003      0.912         1.018           226,801
                                                                     2002      1.000         0.912           192,627

    Global Life Sciences Portfolio - Service Shares (9/02)           2005      1.020         1.125            12,895
                                                                     2004      0.910         1.020            13,043
                                                                     2003      0.734         0.910            12,999
                                                                     2002      1.000         0.734             2,339

    Global Technology Portfolio - Service Shares (8/02)              2005      0.885         0.970            17,017
                                                                     2004      0.897         0.885           107,994
                                                                     2003      0.624         0.897           111,827
                                                                     2002      1.000         0.624             9,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Worldwide Growth Portfolio - Service Shares (8/02)               2005      0.921          0.955            37,932
                                                                     2004      0.898          0.921            70,179
                                                                     2003      0.739          0.898            71,689
                                                                     2002      1.000          0.739           102,057

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.502          1.534           237,592
                                                                     2004      1.332          1.502           247,135
                                                                     2003      1.000          1.332            80,414

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.372          1.391           395,149
                                                                     2004      1.241          1.372           374,495
                                                                     2003      1.000          1.241           244,664

    Mid-Cap Value Portfolio (5/03)                                   2005      1.529          1.625           961,887
                                                                     2004      1.256          1.529           710,264
                                                                     2003      1.000          1.256           316,447

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (9/04)          2005      1.071          1.111                 -
                                                                     2004      0.987          1.071                 -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.117          1.119         1,495,964
                                                                     2004      1.045          1.117         2,231,285
                                                                     2003      1.000          1.045         1,039,141

    Total Return Portfolio - Administrative Class (10/01)            2005      1.140          1.146        10,573,072
                                                                     2004      1.107          1.140        14,158,270
                                                                     2003      1.074          1.107        14,489,686
                                                                     2002      1.003          1.074         8,698,076
                                                                     2001      1.000          1.003           284,980

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (12/01)        2005      1.167          1.228            84,952
                                                                     2004      1.105          1.167           165,358
                                                                     2003      0.853          1.105           176,949

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        1.233           0.853              126,575
                                                               2001        1.000           1.233               19,152

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.323           1.458              375,153
                                                               2004        1.160           1.323              516,700
                                                               2003        0.919           1.160              603,425
                                                               2002        1.138           0.919              285,369
                                                               2001        1.000           1.138               52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.783           1.874              844,247
                                                               2004        1.439           1.783            1,134,138
                                                               2003        0.980           1.439            1,081,087
                                                               2002        1.221           0.980              712,422
                                                               2001        1.000           1.221               16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.204           1.229            2,575,093
                                                               2004        1.132           1.204            3,132,904
                                                               2003        0.829           1.132            2,830,329
                                                               2002        1.127           0.829            1,972,141
                                                               2001        1.000           1.127              277,708

   Investors Fund - Class I (10/01)                            2005        1.205           1.261            1,173,271
                                                               2004        1.112           1.205            1,380,340
                                                               2003        0.856           1.112              997,741
                                                               2002        1.134           0.856              806,373
                                                               2001        1.000           1.134               76,156

   Large Cap Growth Fund - Class I (9/02)                      2005        1.117           1.154              153,668
                                                               2004        1.132           1.117              294,225
                                                               2003        0.798           1.132               90,125
                                                               2002        1.000           0.798               14,568

   Small Cap Growth Fund - Class I (11/01)                     2005        1.329           1.369              983,324
                                                               2004        1.176           1.329            1,076,083
                                                               2003        0.805           1.176            1,094,670

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2002        1.255           0.805              354,038
                                                               2001        1.000           1.255                3,283

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.196           1.277              434,982
                                                               2004        1.144           1.196              595,498
                                                               2003        0.901           1.144              327,479
                                                               2002        1.206           0.901               82,566
                                                               2001        1.000           1.206                3,553

   Convertible Securities Portfolio (6/02)                     2005        1.211           1.193              311,252
                                                               2004        1.160           1.211            2,407,328
                                                               2003        0.936           1.160              639,427
                                                               2002        1.000           0.936              170,593

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.191           1.314              256,661
                                                               2004        1.042           1.191              266,416
                                                               2003        0.793           1.042              313,401
                                                               2002        1.000           0.793               58,105

   Equity Income Portfolio (11/01)                             2005        1.326           1.360            2,251,835
                                                               2004        1.229           1.326            2,433,328
                                                               2003        0.955           1.229            1,969,032
                                                               2002        1.130           0.955              718,818
                                                               2001        1.000           1.130               27,813

   Federated High Yield Portfolio (8/02)                       2005        1.291           1.300              745,362
                                                               2004        1.191           1.291              991,656
                                                               2003        0.991           1.191              960,744
                                                               2002        1.000           0.991               93,591

   Federated Stock Portfolio (9/02)                            2005        1.064           1.100               77,154
                                                               2004        0.980           1.064               79,394
                                                               2003        0.782           0.980               84,271
                                                               2002        1.000           0.782               17,425

   Large Cap Portfolio (10/01)                                 2005        1.103           1.177            1,103,383
                                                               2004        1.055           1.103              915,748
                                                               2003        0.862           1.055              794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Large Cap Portfolio (continued)                                2002        1.138           0.862               226,191
                                                               2001        1.000           1.138                36,628

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                     -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019                86,058

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053                78,054

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.086             3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                     -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.145           1.259               194,233
                                                               2004        1.006           1.145               273,915
                                                               2003        0.846           1.006               172,694
                                                               2002        1.151           0.846               159,360
                                                               2001        1.000           1.151                   614

MFS Emerging Growth Portfolio (11/01)                          2005        1.104           1.070                     -
                                                               2004        0.997           1.104               424,267
                                                               2003        0.787           0.997               275,657
                                                               2002        1.219           0.787               179,610
                                                               2001        1.000           1.219                 4,324

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.827           0.837             1,016,433
                                                               2004        0.738           0.827               768,481
                                                               2003        0.549           0.738               783,843
                                                               2002        1.000           0.549               222,429

MFS Total Return Portfolio (10/01)                             2005        1.258           1.271             9,648,193
                                                               2004        1.150           1.258            10,625,367
                                                               2003        1.005           1.150             9,375,765
                                                               2002        1.081           1.005             4,154,038
                                                               2001        1.000           1.081               348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
MFS Value Portfolio (5/04)                                     2005        1.119           1.169              108,277
                                                               2004        0.972           1.119                    -

Mondrian International Stock Portfolio (8/02)                  2005        1.209           1.300              424,780
                                                               2004        1.064           1.209              404,686
                                                               2003        0.843           1.064              261,140
                                                               2002        1.000           0.843               35,971

Pioneer Fund Portfolio (5/03)                                  2005        1.324           1.377               25,462
                                                               2004        1.213           1.324               30,145
                                                               2003        1.000           1.213               22,941

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.038                  209

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.112              176,162
                                                               2004        0.983           1.092                7,354

Strategic Equity Portfolio (11/01)                             2005        1.054           1.056              738,970
                                                               2004        0.974           1.054              840,779
                                                               2003        0.749           0.974              875,861
                                                               2002        1.148           0.749              654,693
                                                               2001        1.000           1.148              122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.113                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.109                    -

Travelers Quality Bond Portfolio (6/02)                        2005        1.124           1.121              760,051
                                                               2004        1.108           1.124            1,333,327
                                                               2003        1.055           1.108            1,212,574
                                                               2002        1.000           1.055              544,484

U.S. Government Securities Portfolio (5/04)                    2005        1.049           1.075                4,894
                                                               2004        0.984           1.049                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996              453,573
                                                               2004        0.998           0.991              429,944
                                                               2003        1.000           0.998              109,660

   Social Awareness Stock Portfolio (3/05)                     2005        1.080           1.107                    -
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.133           1.158              784,448
                                                               2004        0.983           1.133            1,107,608
                                                               2003        0.766           0.983            1,094,511
                                                               2002        1.000           0.766              665,542

   Enterprise Portfolio - Class II Shares (7/02)               2005        0.909           0.963               66,019
                                                               2004        0.893           0.909               66,034
                                                               2003        0.723           0.893               71,388
                                                               2002        1.000           0.723               78,186

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.233           1.412              537,353
                                                               2004        1.091           1.233              796,095
                                                               2003        0.867           1.091              530,106
                                                               2002        1.000           0.867              290,464

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.053           1.247              173,750
                                                               2004        1.059           1.053              191,175
                                                               2003        0.863           1.059              189,423
                                                               2002        1.000           0.863              163,295

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643            1,771,018
                                                               2004        1.159           1.418            1,933,959
                                                               2003        0.854           1.159            1,521,044
                                                               2002        1.000           0.854              558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                   -
                                                               2004        1.000           1.168                   -

   High Yield Bond Trust (5/04)                                2005        1.075           1.061                 257
                                                               2004        1.000           1.075                 246

   Managed Assets Trust (9/04)                                 2005        1.070           1.084                   -
                                                               2004        1.013           1.070                   -

   Money Market Portfolio (5/02)                               2005        0.993           0.996                   -
                                                               2004        1.000           0.993                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.049           1.080                   -
                                                               2004        1.000           1.049                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.057           1.184                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.237                   -
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.229             111,863
                                                               2004        1.000           1.085                 758

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.097              20,129
                                                               2004        1.000           1.064                 766

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.285           1.603                   -
                                                               2004        1.000           1.285                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                   -
                                                               2004        1.000           1.286                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.021           1.039                   -
                                                               2004        1.000           1.021                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.092           1.127               6,832
                                                               2004        1.000           1.092                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                   -
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200               7,071
                                                               2004        1.000           1.118                 740

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184              12,050
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566              10,108
                                                               2004        1.000           1.260              11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.240             106,151
                                                               2004        1.000           1.155              63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187              59,083
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.069           1.086                   -
                                                               2004        1.000           1.069                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.053           1.128                   -
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.064           1.075                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.067           1.120                   -
                                                               2004        1.000           1.067                   -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.038           1.136                   -
                                                               2004        1.000           1.038                   -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.051           1.143                   -
                                                               2004        1.000           1.051                   -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.086           1.117                   -
                                                               2004        1.000           1.086                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140              85,885
                                                               2004        1.000           1.125              64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106               7,639
                                                               2004        1.000           1.098                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223              77,371
                                                               2004        1.000           1.159              63,332

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.062           1.094                   -
                                                               2004        0.981           1.062                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061              64,499
                                                               2004        1.000           1.066              60,172

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Total Return Portfolio - Administrative Class (10/01)       2005        1.043           1.042                 261
                                                               2004        1.000           1.043                 249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.066           1.114                   -
                                                               2004        1.000           1.066                   -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.158           1.266                   -
                                                               2004        1.000           1.158                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.192           1.243              16,915
                                                               2004        1.000           1.192                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.056           1.071                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (10/01)                            2005        1.078           1.120                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.990           1.015                   -
                                                               2004        1.000           0.990                   -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.165           1.191                   -
                                                               2004        1.000           1.165                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.053           1.117                   -
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (6/02)                     2005        1.041           1.019                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.118           1.225                   -
                                                               2004        1.000           1.118                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Equity Income Portfolio (11/01)                                2005        1.101           1.121                   -
                                                               2004        1.000           1.101                   -

Federated High Yield Portfolio (8/02)                          2005        1.077           1.077                   -
                                                               2004        1.000           1.077                   -

Federated Stock Portfolio (9/02)                               2005        1.078           1.107                   -
                                                               2004        1.000           1.078                   -

Large Cap Portfolio (10/01)                                    2005        1.047           1.110                   -
                                                               2004        1.000           1.047                   -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.103              26,398

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                   -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.081             456,630

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.026                   -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.123           1.227              79,209
                                                               2004        1.000           1.123                   -

MFS Emerging Growth Portfolio (11/01)                          2005        1.080           1.047                   -
                                                               2004        1.000           1.080                   -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.072           1.077                   -
                                                               2004        1.000           1.072                   -

MFS Total Return Portfolio (10/01)                             2005        1.095           1.099              82,443
                                                               2004        1.000           1.095                 983

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   MFS Value Portfolio (5/04)                                  2005        1.125           1.168                   -
                                                               2004        1.000           1.125                   -

   Mondrian International Stock Portfolio (8/02)               2005        1.144           1.221                   -
                                                               2004        1.000           1.144                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                   -
                                                               2004        1.000           1.092                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.034                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                   -
                                                               2004        1.000           1.103                   -

   Strategic Equity Portfolio (11/01)                          2005        1.097           1.091                   -
                                                               2004        1.000           1.097                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.104                   -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.031           1.021                   -
                                                               2004        1.000           1.031                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.090                 252
                                                               2004        1.000           1.071                 242

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                   -
                                                               2004        1.000           0.997                   -

   Social Awareness Stock Portfolio (3/05)                     2005        1.023           1.093                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.130           1.147              80,902
                                                               2004        1.000           1.130                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2005        1.036           1.090                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.106           1.258              54,738
                                                               2004        1.000           1.106                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.039           1.222                   -
                                                               2004        1.000           1.039                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410              46,585
                                                               2004        1.000           1.226              19,636


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders



Federated Stock Portfolio is no longer available to new contract holders



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders



Fixed Fund is no longer available to new contract holders



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners



Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:   _________________________________________



Address:_________________________________________



Check Box:



[ ] MIC-Book-04-08-81-82-83



[ ] MLAC-Book-04-08-81-82-83
                                      D-1

Book 08                                                             May 1, 2006

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
   Dreyfus Variable Investment Fund - Appreciation Portfolio Dreyfus Variable Investment Fund - Developing Leaders
     Portfolio+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. Class I+
   Legg Mason Partners Variable All Cap Portfolio
   Legg Mason Partners Variable Investors Portfolio
   Legg Mason Partners Variable Large Cap Growth Portfolio Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -
     Class I+
   Legg Mason Partners Variable Equity Index Portfolio - Class
     II+
   Legg Mason Partners Variable Growth and Income Portfolio -
     Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+ Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+ METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio -
     Class A+
   Western Asset Management U.S. Government Portfolio -
     Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS
- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+ MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+ MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract-The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May12, 2006.



We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary................................................       3
Summary.................................................       5
Fee Table...............................................       9
Condensed Financial Information.........................      18
The Annuity Contract....................................      18
   Contract Owner Inquiries.............................      19
   Purchase Payments....................................      19
   Accumulation Units...................................      20
   The Variable Funding Options.........................      20
The Fixed Account.......................................      26
Charges and Deductions..................................      26
   General..............................................      26
   Withdrawal Charge....................................      27
   Free Withdrawal Allowance............................      27
   Transfer Charge......................................      28
   Administrative Charges...............................      28
   Mortality and Expense Risk Charge....................      28
   Enhanced Stepped-Up Provision Charge.................      28

   Guaranteed Minimum Withdrawal Benefit
    Charge..............................................      28
   Guaranteed Minimum Accumulation Benefit
    Charge..............................................      29
   Variable Liquidity Benefit Charge....................      29
   Variable Funding Option Expenses.....................      29
   Premium Tax..........................................      29
   Changes in Taxes Based upon Premium
     or Value...........................................      29
Transfers...............................................      29
Market Timing/Excessive Trading.........................      30

   Dollar Cost Averaging................................      31
Access to Your Money....................................      32
   Systematic Withdrawals...............................      32
Ownership Provisions....................................      32
   Types of Ownership...................................      32
     Contract Owner.....................................      32
     Beneficiary........................................      33
     Annuitant..........................................      33
Death Benefit...........................................      33
   Death Proceeds before the Maturity Date..............      34
   Enhanced Stepped-Up Provision........................      36
   Payment of Proceeds..................................      36
   Spousal Contract Continuance.........................      38
   Beneficiary Contract Continuance.....................      38
   Planned Death Benefit................................      39
   Death Proceeds after Maturity Date...................      39
 Living Benefits........................................      39
   Guaranteed Minimum Withdrawal Benefit................      39
   Guaranteed Minimum Accumulation Benefit..............      45
The Annuity Period......................................      52
   Maturity Date........................................      52
   Allocation of Annuity................................      52
   Variable Annuity.....................................      53
   Fixed Annuity........................................      53
Payment Options.........................................      53
   Election of Options..................................      53
   Annuity Options......................................      54
   Variable Liquidity Benefit...........................      54
Miscellaneous Contract Provisions.......................      54
   Right to Return......................................      54
   Termination..........................................      55
   Required Reports.....................................      55
   Suspension of Payments...............................      55
The Separate Accounts...................................      55
   Performance Information..............................      56
Federal Tax Considerations..............................      56
   General Taxation of Annuities........................      56
   Types of Contracts: Qualified and Non-qualified......      57
   Qualified Annuity Contracts..........................      57
     Taxation of Qualified Annuity Contracts............      57
     Mandatory Distributions for Qualified Plans........      57
   Non-qualified Annuity Contracts......................      58
     Diversification Requirements for
       Variable Annuities...............................      58
     Ownership of the Investments.......................      59
     Taxation of Death Benefit Proceeds.................      59
   Other Tax Considerations.............................      59
     Treatment of Charges for Optional Benefits.........      59

     Puerto Rico Tax Considerations.....................      59
     Non-Resident Aliens................................      59
Other Information.......................................      60
   The Insurance Companies..............................      60
   Financial Statements.................................      60
   Distribution of Variable Annuity Contracts...........      60
   Conformity with State and Federal Laws...............      62
   Voting Rights........................................      63
   Restrictions on Financial Transactions...............      63
   Legal Proceedings....................................      63
Appendix A: Condensed Financial
   Information for Travelers Insurance
     Company: Separate Account Nine.....................     A-1
Appendix B: Condensed Financial Information
   for Travelers Life and Annuity Company:
     Separate Account Ten...............................     B-1
Appendix C: The Fixed Account...........................     C-1
Appendix D: Contents of the Statement of
   Additional Information...............................     D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.


ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
              LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is available to owners and Annuitants under age 80 as of the Contract Date.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. .


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity

Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..........................................              6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE............................................            $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................              6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................   $30(4)

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
         4+ years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
        4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                           DEFERRED ANNUAL STEP
                                                            UP DEATH BENEFIT       ANNUAL STEP-UP        ROLL-UP DEATH
                                                               "STANDARD"           DEATH BENEFIT           BENEFIT
                                                           --------------------    --------------        -------------
Mortality and Expense Risk Charge......................           1.60%(5)             1.70%(5)               1.90%(5)
Administrative Expense Charge..........................           0.15%                0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................           1.75%                1.85%                  2.05%
Optional E.S.P. Charge.................................           0.20%                0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...............................................           1.95%                2.05%                  2.25%
Optional GMAB Charge...................................           0.50%                0.50%                  0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...............................................           2.25%                2.35%                  2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(6)                                                  2.45%                2.55%                  2.75%
Optional GMWB I Charge(maximum upon reset).............           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB II Charge(maximum upon reset)............           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB III Charge...............................           0.25%                0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED...............................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED..........................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED..........................................           2.00%                2.10%                  2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED........................................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.......................................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED......................................           2.20%                2.30%                  2.50%


----------


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                     0.42%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                            CONTRACTUAL
                                                    DISTRIBUTION                   TOTAL     FEE WAIVER       NET TOTAL
                                                       AND/OR                     ANNUAL       AND/OR           ANNUAL
                                   MANAGEMENT      SERVICE(12b-1)     OTHER      OPERATING    EXPENSE         OPERATING
UNDERLYING FUND:                       FEE              FEES         EXPENSES    EXPENSES   REIMBURSEMENT     EXPENSES**
----------------                   ----------      --------------    --------    ---------  -------------     ----------
AMERICAN FUNDS INSURANCE
SERIES - Class 2
   American Funds Global
     Growth Fund*                     0.58%            0.25%          0.04%       0.87%          --                0.87%
   American Funds Growth
     Fund*                            0.33%            0.25%          0.02%       0.60%          --                0.60%
   American Funds
     Growth-Income Fund*              0.28%            0.25%          0.01%       0.54%          --                0.54%
DREYFUS VARIABLE INVESTMENT
   FUND - Initial Shares
   Dreyfus Variable
     Investment Fund -
     Appreciation Portfolio           0.75%              --           0.05%       0.80%          --                0.80%
   Dreyfus Variable
     Investment Fund -
     Developing Leaders
     Portfolio                        0.75%              --           0.06%       0.81%          --                0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   - Class 2
   Templeton Developing
     Markets Securities Fund*         1.24%            0.25%          0.29%       1.78%          --                1.78%
   Templeton Foreign
     Securities Fund*                 0.65%            0.25%          0.17%       1.07%        0.05%               1.02%(1)
JANUS ASPEN SERIES - Service
   Shares
   Global Life Sciences
     Portfolio*+                      0.64%            0.25%          0.31%       1.20%          --                1.20%
   Global Technology
     Portfolio*                       0.64%            0.25%          0.09%       0.98%          --                0.98%
   Worldwide Growth
     Portfolio*+                      0.60%            0.25%          0.01%       0.86%          --                0.86%(2)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                   0.75%            0.25%          0.22%       1.22%          --                1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I              0.75%              --           0.07%       0.82%          --                0.82%

   Legg Mason Partners
     Variable Investors
     Portfolio                        0.65%              --           0.06%       0.71%          --                0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio -
     Class I                          0.75%              --           0.72%       1.47%          --                1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio                 0.75%              --           0.22%       0.97%          --                0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class I                          0.75%              --           0.18%       0.93%          --                0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*            0.31%            0.25%          0.03%       0.59%          --                0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -
     Class I                          0.65%              --           0.52%       1.17%          --                1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++         0.55%            0.25%          0.28%       1.08%          --                1.08%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                      0.71%              --           0.04%       0.75%          --                0.75%(5)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -
     Class A                          0.70%              --           0.10%       0.80%          --                0.80%(6)
   Dreman Small-Cap Value
     Portfolio - Class A              0.83%              --           3.64%       4.47%        3.37%               1.16%(6)
   Federated High Yield
     Portfolio - Class A              0.60%              --           0.21%       0.81%          --                0.81%(6)
   Harris Oakmark
     International
     Portfolio - Class A              0.82%              --           0.13%       0.95%          --                0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                        0.65%              --           0.09%       0.74%          --                0.74%(6)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A              0.50%              --           0.09%       0.59%          --                0.59%(6)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                          0.51%              --           0.05%       0.56%          --                0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                         0.50%            0.25%          0.04%       0.79%          --                0.79%(6)
   Lord Abbett Mid-Cap
     Value Portfolio -
     Class B*                         0.68%            0.25%          0.08%       1.01%          --                1.01%
   Mercury Large-Cap Core
     Portfolio - Class A              0.78%              --           0.12%       0.90%          --                0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                        0.76%              --           0.05%       0.81%          --                0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A              0.90%              --           0.10%       1.00%          --                1.00%(6)
   MFS(R) Value Portfolio -
     Class A                          0.73%              --           0.24%       0.97%          --                0.97%(6)

   Neuberger Berman Real
     Estate Portfolio -
     Class A                          0.67%              --           0.03%       0.70%          --                0.70%
   Pioneer Fund Portfolio -
     Class A                          0.75%              --           0.28%       1.03%        0.03%               1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A              0.75%              --           2.84%       3.59%        2.59%               1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A              0.73%              --           0.09%       0.82%          --                0.82%(6)
   Third Avenue Small Cap
     Value Portfolio -
     Class B*                         0.75%            0.25%          0.05%       1.05%          --                1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                         0.73%            0.10%          0.06%       0.89%          --                0.89%
   BlackRock Bond Income
     Portfolio - Class A              0.40%              --           0.07%       0.47%          --                0.47%(7)
   BlackRock Money Market
     Portfolio - Class A              0.35%              --           0.07%       0.42%        0.01%               0.41%(8)
   FI Large Cap Portfolio -
     Class A                          0.80%              --           0.06%       0.86%          --                0.86%(9)
   FI Value Leaders
     Portfolio - Class D*             0.66%            0.10%          0.07%       0.83%          --                0.83%
   MFS(R) Total Return
     Portfolio - Class F*             0.57%            0.20%          0.16%       0.93%          --                0.93%(10)
   Oppenheimer Global
     Equity Portfolio -
     Class B*                         0.60%            0.25%          0.33%       1.18%          --                1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                        0.60%            0.25%          0.12%       0.97%          --                0.97%(11)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A              0.48%              --           0.12%       0.60%          --                0.60%(9)
   Western Asset Management
     U.S. Government
     Portfolio - Class A              0.54%              --           0.07%       0.61%          --                0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class             0.25%              --           0.41%       0.66%          --                0.66%(12)
   Total Return Portfolio -
     Administrative Class             0.25%              --           0.40%       0.65%          --                0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class
     IB*+                             0.75%            0.25%          0.18%       1.18%          --                1.18%
   Putnam VT Small Cap
     Value Fund - Class IB*           0.76%            0.25%          0.08%       1.09%          --                1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*                              0.56%            0.25%          0.03%       0.84%          --                0.84%
   Enterprise Portfolio
     Class II*+                       0.50%            0.25%          0.18%       0.93%          --                0.93%
VARIABLE INSURANCE PRODUCTS
   FUND - Service Class 2
   VIP Contrafund(R)
     Portfolio*                       0.57%            0.25%          0.09%       0.91%          --                0.91%
   VIP Dynamic Capital
     Appreciation
     Portfolio*+                      0.57%            0.25%          0.36%       1.18%          --                1.18%
   VIP Mid Cap Portfolio*             0.57%            0.25%          0.12%       0.94%          --                0.94%

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  OPERATING
                                                                                                                  EXPENSES
                                          DISTRIBUTION                                                            INCLUDING
                                             AND/OR                                 CONTRACTUAL     NET TOTAL        NET
                                            SERVICE                TOTAL ANNUAL     FEE WAIVER       ANNUAL      EXPENSES OF
                              MANAGEMENT    (12b-1)        OTHER    OPERATING     AND/OR EXPENSE    OPERATING    UNDERLYING
     UNDERLYING FUND:            FEE          FEES       EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------  ----------  ------------   --------  ------------   --------------   ----------    -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%         0.95%      1.30%            0.95%          0.35%     0.98%(13)(14)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.31%      0.66%            0.31%          0.35%     1.00%(13)(14)
MetLife Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.19%      0.54%            0.19%          0.35%     1.04%(13)(14)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.24%      0.59%            0.24%          0.35%     1.06%(13)(14)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%         1.66%      2.01%            1.66%          0.35%     1.07%(13)(14)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



(3) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on October 1, 2005.



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005.



(5) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio and Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.





(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(10) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2005.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(13) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(14) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                             --------------------------------------   ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                               ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1369     2651      3658       6873       769       2251       3658       6873
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     973     1530      1901       3891       373       1130       1901       3891

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.



The Contract is available to owners and Annuitants age 80 or under as of the Contract Date.



                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------      ------------------------------------------------
Deferred Annual Step Up Death Benefit                                        75
Annual Step Up Death Benefit                                                 80
Roll Up Death Benefit                                                        75
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the

Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



            FUNDING                                       INVESTMENT                                 INVESTMENT
            OPTION                                         OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   --------------------------------------       ----------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund -     Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company

   American Funds Growth Fund - Class 2    Seeks capital appreciation through           Capital Research and Management
                                           stocks.                                      Company

   American Funds Growth-Income Fund -     Seeks both capital appreciation and          Capital Research and Management
     Class 2                               income.                                      Company

DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund -      Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio - Initial      consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                capital, with growth of current income
                                           as a secondary objective.

   Dreyfus Variable Investment Fund -      Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES

   Global Life Sciences Portfolio -        Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares+

   Global Technology Portfolio -           Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares

   Worldwide Growth Portfolio -            Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares+                       manner consistent with the preservation
                                           of capital.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class I*              investments.                                 Inc

   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio*                  growth of current income as a secondary      Inc
                                           objective.

   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I*                                                    Inc

   Legg Mason Partners Variable Small      Seeks long term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio*                                                              Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class I*

   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio - Class II*           expenses, correspond to the price and
                                           yield performance of the S &P 500 Index.

   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio - Class I*       growth.                                      Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*

   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*     to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.

   Legg Mason Partners Variable Social     Seeks long-term capital appreciation and     Smith Barney Fund Management LLC
     Awareness Stock Portfolio*            retention of net investment income.

MET INVESTORS SERIES TRUST

   Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Batterymarch Financial
                                                                                        Management, Inc.

   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Dreman Value Management
                                                                                        L.L.C.

   Federated High Yield Portfolio -        Seeks high current income.                   Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Federated Investment
                                                                                        Management Company

   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Harris Associates L.P.

   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Janus Capital
                                                                                        Management LLC

   Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Legg Mason Capital
                                                                                        Management, Inc.

   Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
     Portfolio - Class A*                  opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                           produce a high total return.

   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B*                  income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.

   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B*                            investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.

   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.

   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser:  AIM Capital
                                                                                        Management, Inc.

   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A*                                                                         Subadviser:  AIM Capital
                                                                                        Management, Inc.

   MFS(R) Value Portfolio - Class A*       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts Financial
                                                                                        Services Company.

   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio - Class A*                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.

   Pioneer Fund Portfolio - Class A*       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A*                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B*                                                               Subadviser: Third Avenue Management
                                                                                        LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D*                                                               Subadviser: BlackRock Advisors, Inc.

   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily     MetLife Advisers, LLC
     Class A*                              from investing in fixed-income               Subadviser: BlackRock Advisors, Inc.
                                           securities.

   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A*                              consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.

   FI Large Cap Portfolio - Class A*       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   FI Value Leaders Portfolio - Class      Seeks long-term growth of capital.           MetLife Advisers, LLC
     D*                                                                                 Subadviser: Fidelity Management &
                                                                                        Research Company

   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B*

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio - Class B*                  with growth of capital as a secondary
                                           objective.

   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B*       income and growth of capital, with a
                                           greater emphasis on income.

   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio - Class B*                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B*

   MFS(R) Total Return Portfolio -         Seeks a favorable total return through       MetLife Advisers, LLC
     Class  F*                             investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B*                                                                         Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers
     Portfolio - Class B+*                 secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.

   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio - Class A*                                                          Subadviser: Western Asset
                                                                                        Management Company

   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio - Class A*       consistent with preservation of capital      Subadviser: Western Asset
                                           and maintenance of liquidity.                Management Company

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio -                 Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent investment management.

   Total Return Portfolio -                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+

   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II             Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.

   Enterprise Portfolio Class II+          Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for capital
                                           appreciation.

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company

   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio - Service Class 2+                                                       Company

   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company


-------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
-------------------------------------------------------------        ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Equity Index Portfolio Class II                                     Legg Mason Partners Variable Equity Index Portfolio

   Growth and Income Fund                                              Legg Mason Partners Variable Growth and Income
                                                                       Portfolio

   Aggressive Growth Fund                                              Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio

   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio

   Large Cap Growth Fund                                               Legg Mason Partners Variable Large Cap Growth Portfolio

   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio

   Social Awareness Stock Portfolio                                    Legg Mason Partners Variable Social Awareness Stock
                                                                       Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                 FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------------             -------------------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST

     Capital Appreciation Fund                                         Janus Capital Appreciation Portfolio

--                                                                   METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                  Western Asset Management High Yield Bond Portfolio

--                                                                   MET INVESTORS SERIES TRUST

     Managed Assets Trust                                              Legg Mason Partners Managed Assets Portfolio

                                                                     METROPOLITAN SERIES FUND, INC.

MONEY MARKET PORTFOLIO                                                 BlackRock Money Market Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Disciplined Mid Cap Stock Portfolio                               Batterymarch Mid-Cap Stock Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Equity Income Portfolio                                           FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Federated High Yield Portfolio                                    Federated High Yield Portfolio

TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST

     Federated Stock Portfolio                                         Lord Abbett Growth and Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Large Cap Portfolio                                               FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio


TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Strategic Equity Portfolio                                        FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Travelers Quality Bond Portfolio                                  BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     U.S. Government Securities Portfolio                              Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
--------------------------------------------------------             -----------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.

   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth

DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST

   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.

   Mercury Global Allocation V.I. Portfolio                            Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST

   Mercury Value Opportunities V.I. Fund                               Third Avenue Small Cap Value Portfolio

   FRANKLIN TEMPLETON VIP TRUST                                      MET INVESTORS SERIES TRUST

     Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio

   FRANKLIN TEMPLETON VIP TRUST                                      METROPOLITAN SERIES FUND, INC.

     Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio

   JANUS ASPEN SERIES                                                METROPOLITAN SERIES FUND, INC.

     Janus Aspen Balanced Portfolio                                    MFS(R) Total Return Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST

   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST

   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                                   MET INVESTORS SERIES TRUST

   Oppenheimer Main Street Fund/VA                                     Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               1 year                 6%
         1 year               2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program, or

      - if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

       YEARS SINCE INITIAL PURCHASE              WITHDRAWAL
               PAYMENT MADE                        CHARGE
-----------------------------------------        ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years                1 year                6%
         1 year               2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4 +years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP


CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT


Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").


Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1)   the Contract Value on the Death Report Date

       (2)   your Adjusted Purchase Payment (see below) or*

       (3)   the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1)   the Contract Value on the Death Report Date

       (2)   your Adjusted Purchase Payment (see below) or*

       (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)


If the Annuitant dies before
age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report
                                      Date;

                                    - your adjusted Purchase Payment (see
                                      below)*;

                                    - the Step-Up Value, if any, as described
                                      below

                                    - the Roll-Up Death Benefit Value (as
                                      described below)

If the Annuitant dies on or after
age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report
                                      Date;

                                    - your adjusted Purchase Payment (see
                                      below) or*

                                    - the Step-Up Value, if any, as described
                                      below, or

                                    - the Roll-Up Death Benefit Value (as
                                      described below) on the Annuitant's 80th birthday, plus any additional Purchase
                                      Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.



* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS


                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                       APPLY*
---------------------------------     -----------------------      ----------------------------------         --------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                     Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to           Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to                Yes
ANNUITANT)                            owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to                Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   continue the Contract and instruct
                                                                   the Company to pay the beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to           Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                                 Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                      Annuitant is
                                      Contract Owner.                                                         treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                   N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                   N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                   N/A
                                      payable; Contract
                                      continues.

                               QUALIFIED CONTRACTS


                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
--------------------------------      ------------------------     ---------------------------------       -------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.


----------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSEIS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------  ---------------------------------  ---------------------------      ----------------------------
  ALSO CALLED:              Principal                        Principal                        Principal
                            Guarantee                        Guarantee                     Guarantee Value

 AVAILABILITY:  Not available for purchase on or    Available on or after March      Available on or after March
                  after March 21, 2005, unless      21, 2005 if approved in your    21, 2005 if approved in your
                 GMWB II is not approved in your               state                            state
                              state



You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                      GMWB I               GMWB II              GMWB III
                                                                    ----------            ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:                                          5% of RBB             5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:                                         10% of RBB            10% of RBB           5% of RBB



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:


IF YOU SELECT GMWB II OR GMWB III:


      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL                      (100,000           [5,000 X (1-                       (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                         N/A             8,696                  500             N/A            $11,765              = $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB                AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL                               91,304               $4,565                                               $4,412
                                                                                             [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]     (88,235/100,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $ 8,696               $ 435           $10,000         $11,265               $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling

            2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                                          GMWB I                    GMWB II                  GMWB III
                                                          ------                    -------                  --------
Current Annual Charge.............................         0.40%                     0.50%                    0.25%
Maximum Annual Charge After a Reset...............         1.00%                     1.00%                     N/A



MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III


The following chart may help you decide which version of GMWB is best for you.


                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   ------------------------------   ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS


If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.


If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.


BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.



BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.


RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).



RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.


EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      ------------------------------------------------     -------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     -----------      ------------     --------------     -----------       ------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable

VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $ 85,000          $100,000          $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                            $15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.


The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------   ---------------     -----------     --------------  ----------------     -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.


      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



            CLASS B SUBACCOUNTS/UNDERLYING FUNDS
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio
MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio
   BlackRock Bond Income Portfolio
   Western Asset Management U.S. Government Portfolio
   Western Asset Management High Yield Bond Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER


You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.


GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION


The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)


VARIABLE ANNUITY


You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contrast Value.

REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                             THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


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TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


HURRICANE RELIEF


LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions for a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludable from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.


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We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence


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of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the

Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A


                         CONDENSED FINANCIAL INFORMATION


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (3/02)                            2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                       -

   High Yield Bond Trust (5/04)                                2005        1.067           1.063                  20,761
                                                               2004        1.000           1.067                   7,175

   Managed Assets Trust (5/04)                                 2005        1.076           1.098                  11,212
                                                               2004        1.000           1.076                  14,156

   Money Market Portfolio (3/02)                               2005        0.980           0.991                  14,838
                                                               2004        0.987           0.980                  20,771
                                                               2003        0.997           0.987                       -
                                                               2002        1.000           0.997                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                       -
                                                               2001        1.000           0.885                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                       -
                                                               2002        0.893           0.749                       -
                                                               2001        1.000           0.893                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Growth Fund - Class 2 Shares (2/00)                         2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                       -
                                                               2001        1.000           0.871                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.084           1.127                 484,514
                                                               2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                       -
                                                               2002        0.957           0.768                       -
                                                               2001        1.000           0.957                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.623           1.709                  82,644
                                                               2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110
                                                               2002        1.000           0.954                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        0.983           1.009                  57,547
                                                               2004        0.953           0.983                  47,720
                                                               2003        0.800           0.953                   9,791
                                                               2002        1.000           0.800                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.066           1.108                  86,036
                                                               2004        0.974           1.066                  43,035
                                                               2003        0.753           0.974                       -
                                                               2002        1.000           0.753                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.305                  14,627
                                                               2004        1.074           1.205                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.302                   4,729
                                                               2004        1.067           1.203                       -
                                                               2003        1.000           1.067                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.147           1.246                  89,615
                                                               2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                       -
                                                               2002        1.000           0.843                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.770           2.217                  60,250
                                                               2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.082           1.172                  17,880
                                                               2004        0.929           1.082                       -
                                                               2003        0.715           0.929                       -
                                                               2002        0.894           0.715                       -
                                                               2001        1.000           0.894                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.169           1.251                 127,988
                                                               2004        1.026           1.169                  71,930
                                                               2003        0.790           1.026                       -
                                                               2002        1.000           0.790                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        0.946           0.969                 283,227
                                                               2004        0.873           0.946                 169,018
                                                               2003        0.695           0.873                  46,366
                                                               2002        0.912           0.695                       -
                                                               2001        1.000           0.912                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.116           1.205                  86,829
                                                               2004        1.041           1.116                  79,033
                                                               2003        0.756           1.041                       -
                                                               2002        1.000           0.756                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.087           1.107                   6,345
                                                               2004        1.021           1.087                   6,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares  (continued)                                         2003        0.798           1.021                   1,109
                                                               2002        1.000           0.798                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.085           1.148                       -
                                                               2004        1.020           1.085                       -
                                                               2003        0.913           1.020                       -
                                                               2002        1.000           0.913                       -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.023           1.129                       -
                                                               2004        0.911           1.023                       -
                                                               2003        0.735           0.911                       -
                                                               2002        1.000           0.735                       -

   Global Technology Portfolio - Service Shares (3/02)         2005        0.888           0.973                       -
                                                               2004        0.898           0.888                       -
                                                               2003        0.624           0.898                       -
                                                               2002        1.000           0.624                       -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        0.924           0.958                  39,609
                                                               2004        0.899           0.924                  26,988
                                                               2003        0.740           0.899                  15,086
                                                               2002        1.000           0.740                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.505           1.538                  35,017
                                                               2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.374           1.394                  53,274
                                                               2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)                              2005        1.532           1.629                  66,229
                                                               2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071           1.113                   4,369
                                                               2004        1.000           1.071                   2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122                 225,080
                                                               2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.187           1.195                 160,259
                                                               2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                       -
                                                               2002        1.041           1.115                       -
                                                               2001        1.000           1.041                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.046           1.153                       -
                                                               2004        0.916           1.046                       -
                                                               2003        0.725           0.916                       -
                                                               2002        0.897           0.725                       -
                                                               2001        1.000           0.897                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.507           1.585                  55,446
                                                               2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                       -
                                                               2002        1.029           0.826                       -
                                                               2001        1.000           1.029                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.006           1.029                  91,691
                                                               2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                       -
                                                               2001        1.000           0.940                       -

   Investors Fund - Class I (1/01)                             2005        0.991           1.038                  12,123
                                                               2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Investors Fund - Class I  (continued)                       2002        0.929           0.703                       -
                                                               2001        1.000           0.929                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.120           1.158                  72,253
                                                               2004        1.134           1.120                  43,196
                                                               2003        0.799           1.134                  19,756
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.990           1.021                  47,768
                                                               2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                       -
                                                               2001        1.000           0.933                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.877           0.938                  19,283
                                                               2004        0.838           0.877                  12,441
                                                               2003        0.660           0.838                       -
                                                               2002        0.882           0.660                       -
                                                               2001        1.000           0.882                       -

   Convertible Securities Portfolio (3/02)                     2005        1.214           1.197                 210,951
                                                               2004        1.162           1.214                 304,688
                                                               2003        0.937           1.162                     960
                                                               2002        1.000           0.937                       -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.194           1.319                  27,733
                                                               2004        1.043           1.194                  10,427
                                                               2003        0.794           1.043                       -
                                                               2002        1.000           0.794                       -

   Equity Income Portfolio (10/00)                             2005        1.102           1.132                 117,232
                                                               2004        1.021           1.102                 217,227
                                                               2003        0.792           1.021                   1,123
                                                               2002        0.936           0.792                       -
                                                               2001        1.000           0.936                       -

   Federated High Yield Portfolio (3/02)                       2005        1.294           1.304                 110,378
                                                               2004        1.193           1.294                  63,731
                                                               2003        0.992           1.193                       -
                                                               2002        1.000           0.992                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Federated Stock Portfolio (3/02)                            2005        1.066           1.104                   4,791
                                                               2004        0.982           1.066                 135,468
                                                               2003        0.783           0.982                       -
                                                               2002        1.000           0.783                       -

   Large Cap Portfolio (6/00)                                  2005        0.856           0.914                  27,487
                                                               2004        0.818           0.856                  24,729
                                                               2003        0.668           0.818                  24,729
                                                               2002        0.880           0.668                       -
                                                               2001        1.000           0.880                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.109                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.020                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.054                  24,396

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.087                  67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   6,911

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.861           0.948                  24,001
                                                               2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                       -
                                                               2002        0.863           0.635                       -
                                                               2001        1.000           0.863                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.759           0.736                       -
                                                               2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808
                                                               2002        0.835           0.540                       -
                                                               2001        1.000           0.835                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.829           0.840                  36,089
                                                               2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104
                                                               2002        1.000           0.549                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   MFS Total Return Portfolio (7/00)                           2005        1.137           1.150                 280,001
                                                               2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                       -
                                                               2001        1.000           0.973                       -

   MFS Value Portfolio (5/04)                                  2005        1.120           1.171                  40,963
                                                               2004        1.000           1.120                  29,551

   Mondrian International Stock Portfolio (3/02)               2005        1.212           1.305                  14,258
                                                               2004        1.066           1.212                       -
                                                               2003        0.843           1.066                       -
                                                               2002        1.000           0.843                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.326           1.381                  18,377
                                                               2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                   3,410

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.114                  22,766
                                                               2004        1.000           1.093                       -

   Strategic Equity Portfolio (6/00)                           2005        0.782           0.784                  19,848
                                                               2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                       -
                                                               2001        1.000           0.849                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110                       -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.127           1.126                 232,922
                                                               2004        1.110           1.127                 213,616
                                                               2003        1.056           1.110                       -
                                                               2002        1.000           1.056                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.050           1.076                  10,989
                                                               2004        1.000           1.050                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.998                  34,886
                                                               2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.081           1.109                       -
                                                               2004        1.000           1.081                   3,000

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.136           1.162                  72,327
                                                               2004        0.985           1.136                  37,765
                                                               2003        0.766           0.985                       -
                                                               2002        1.000           0.766                       -

   Enterprise Portfolio - Class II Shares (3/02)               2005        0.912           0.967                       -
                                                               2004        0.894           0.912                       -
                                                               2003        0.724           0.894                       -
                                                               2002        1.000           0.724                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)              2005        1.237           1.418                 110,785
                                                               2004        1.093           1.237                  64,992
                                                               2003        0.867           1.093                       -
                                                               2002        1.000           0.867                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.055           1.252                       -
                                                               2004        1.061           1.055                       -
                                                               2003        0.864           1.061                       -
                                                               2002        1.000           0.864                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.422           1.650                 164,487
                                                               2004        1.161           1.422                 102,705
                                                               2003        0.855           1.161                     710
                                                               2002        1.000           0.855                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (3/02)                            2005        1.167           1.342                  21,166
                                                               2004        1.000           1.167                       -

   High Yield Bond Trust (5/04)                                2005        1.073           1.058                       -
                                                               2004        1.000           1.073                       -

   Managed Assets Trust (5/04)                                 2005        1.069           1.080                       -
                                                               2004        1.000           1.069                       -

   Money Market Portfolio (3/02)                               2005        0.992           0.993                  12,874
                                                               2004        1.000           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.056           1.180                       -
                                                               2004        1.000           1.056                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.111           1.233                       -
                                                               2004        1.000           1.111                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.083           1.225                       -
                                                               2004        1.000           1.083                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.063           1.094                   3,617
                                                               2004        1.000           1.063                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.285           1.340                  10,634
                                                               2004        1.000           1.285                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.020           1.036                  10,171
                                                               2004        1.000           1.020                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.091           1.123                       -
                                                               2004        1.000           1.091                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.114           1.195             3,401
                                                    2004        1.000           1.114                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                2005        1.117           1.197                 -
                                                    2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products
Trust

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.098           1.181                 -
                                                    2004        1.000           1.098                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.259           1.561             7,876
                                                    2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (2/00)                                    2005        1.154           1.236             9,241
                                                    2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2
   Shares (5/02)                                    2005        1.117           1.183                 -
                                                    2004        1.000           1.117                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)  2005        1.067           1.083                 -
                                                    2004        1.000           1.067                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                     2005        1.052           1.125                 -
                                                    2004        1.000           1.052                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (5/02)                     2005        1.063           1.072                 -
                                                    2004        1.000           1.063                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)       2005        1.066           1.117                 -
                                                    2004        1.000           1.066                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                       YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service
   Shares (3/02)                                    2005        1.036           1.133                 -
                                                    2004        1.000           1.036                 -

   Global Technology Portfolio - Service
   Shares (3/02)                                    2005        1.050           1.140                 -
                                                    2004        1.000           1.050                 -

   Worldwide Growth Portfolio - Service
   Shares (3/02)                                    2005        1.085           1.114                 -
                                                    2004        1.000           1.085                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.123           1.137                 -
                                                    2004        1.000           1.123                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.097           1.102                 -
                                                    2004        1.000           1.097                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.158           1.219             3,259
                                                    2004        1.000           1.158                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (5/04)                                    2005        1.060           1.091                 -
                                                    2004        1.000           1.060                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.065           1.058             3,160
                                                    2004        1.000           1.065                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.042           1.039                 -
                                                    2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.157           1.263                 -
                                                    2004        1.000           1.157                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.190           1.240                 -
                                                    2004        1.000           1.190                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                    2005        1.055           1.068                 -
                                                    2004        1.000           1.055                 -

   Investors Fund - Class I (1/01)                  2005        1.077           1.116                 -
                                                    2004        1.000           1.077                 -

   Large Cap Growth Fund - Class I (5/02)           2005        0.988           1.012                 -
                                                    2004        1.000           0.988                 -

   Small Cap Growth Fund - Class I (3/00)           2005        1.163           1.187             8,856
                                                    2004        1.000           1.163                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)        2005        1.052           1.113            25,212
                                                    2004        1.000           1.052                 -

   Convertible Securities Portfolio (3/02)          2005        1.040           1.016                 -
                                                    2004        1.000           1.040                 -

   Disciplined Mid Cap Stock Portfolio (3/02)       2005        1.116           1.221                 -
                                                    2004        1.000           1.116                 -

   Equity Income Portfolio (10/00)                  2005        1.100           1.118                 -
                                                    2004        1.000           1.100                 -

   Federated High Yield Portfolio (3/02)            2005        1.076           1.074                 -
                                                    2004        1.000           1.076                 -

   Federated Stock Portfolio (3/02)                 2005        1.077           1.104                 -
                                                    2004        1.000           1.077                 -

   Large Cap Portfolio (6/00)                       2005        1.046           1.106                 -
                                                    2004        1.000           1.046                 -

   Managed Allocation Series: Aggressive
   Portfolio (5/05)                                 2005        1.000           1.102                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                       YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative
Portfolio (7/05)                                    2005        1.006           1.014                 -

Managed Allocation Series: Moderate
Portfolio (6/05)                                    2005        1.007           1.047                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.000           1.080                 -

Managed Allocation Series: Moderate-
Conservative Portfolio (6/05)                       2005        1.000           1.025                 -

Mercury Large Cap Core Portfolio (6/00)             2005        1.122           1.223                 -
                                                    2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (2/00)                2005        1.079           1.045                 -
                                                    2004        1.000           1.079                 -

MFS Mid Cap Growth Portfolio (3/02)                 2005        1.071           1.074                 -
                                                    2004        1.000           1.071                 -

MFS Total Return Portfolio (7/00)                   2005        1.093           1.095                 -
                                                    2004        1.000           1.093                 -

MFS Value Portfolio (5/04)                          2005        1.124           1.164                 -
                                                    2004        1.000           1.124                 -

Mondrian International Stock Portfolio (3/02)       2005        1.143           1.217                 -
                                                    2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                       2005        1.091           1.125                 -
                                                    2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (7/05)              2005        1.035           1.033                 -

Pioneer Strategic Income Portfolio (5/04)           2005        1.101           1.111                 -
                                                    2004        1.000           1.101                 -

Strategic Equity Portfolio (6/00)                   2005        1.095           1.087                 -
                                                    2004        1.000           1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth
   Portfolio (6/05)                                 2005        1.026           1.107                 -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.000           1.103                 -

   Travelers Quality Bond Portfolio (3/02)          2005        1.029           1.018                 -
                                                    2004        1.000           1.029                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.070           1.086                 -
                                                    2004        1.000           1.070                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.996           0.992                 -
                                                    2004        1.000           0.996                 -

   Social Awareness Stock Portfolio (5/04)          2005        1.073           1.090                 -
                                                    2004        1.000           1.073                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)      2005        1.129           1.143             3,427
                                                    2004        1.000           1.129                 -

   Enterprise Portfolio - Class II Shares (3/02)    2005        1.035           1.087                 -
                                                    2004        1.000           1.035                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)  2005        1.105           1.254                 -
                                                    2004        1.000           1.105                 -
   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (3/02)                           2005        1.038           1.218                 -
                                                    2004        1.000           1.038                 -

   Mid Cap Portfolio - Service Class 2 (3/02)       2005        1.224           1.406                 -
                                                    2004        1.000           1.224                 -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract owners.



Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                   APPENDIX B


                         CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%


                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                 2005        1.121           1.302            57,366
                                                    2004        0.954           1.121            46,565
                                                    2003        0.777           0.954                 -
                                                    2002        0.877           0.777                 -

   High Yield Bond Trust (5/04)                     2005        1.067           1.063            13,265
                                                    2004        0.989           1.067             6,226

   Managed Assets Trust (9/04)                      2005        1.076           1.098            12,888
                                                    2004        1.015           1.076                 -

   Money Market Portfolio (5/02)                    2005        0.980           0.991            38,099
                                                    2004        0.987           0.980            33,673
                                                    2003        0.997           0.987                 -
                                                    2002        0.999           0.997                 -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Large-Cap Growth Portfolio
   - Class B (11/99)                                2005        0.776           0.876                 -
                                                    2004        0.729           0.776                 -
                                                    2003        0.601           0.729                 -
                                                    2002        0.885           0.601                 -
                                                    2001        1.000           0.885                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)      2005        1.110           1.244           262,928
                                                    2004        0.995           1.110           193,859
                                                    2003        0.749           0.995            44,490
                                                    2002        0.893           0.749            28,091
                                                    2001        1.000           0.893            24,696

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)             2005        0.961           1.097           649,471
                                                    2004        0.869           0.961           573,303
                                                    2003        0.647           0.869           282,266
                                                    2002        0.871           0.647           273,031
                                                    2001        1.000           0.871           140,369

   Growth-Income Fund - Class 2 Shares (11/99)      2005        1.084           1.127           629,208
                                                    2004        0.999           1.084           592,766
                                                    2003        0.768           0.999           346,058
                                                    2002        0.957           0.768           234,659
                                                    2001        1.000           0.957           115,327

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (6/02)                                     2005        1.623           1.709            87,314
                                                    2004        1.257           1.623            24,865
                                                    2003        0.954           1.257                 -
                                                    2002        1.047           0.954                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                    2005        0.983           1.009            25,668
                                                    2004        0.953           0.983            25,669
                                                    2003        0.800           0.953                 -
                                                    2002        0.838           0.800                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (6/02)                            2005        1.066           1.108           154,337
                                                    2004        0.974           1.066           140,472
                                                    2003        0.753           0.974                 -
                                                    2002        0.935           0.753                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.205           1.305            11,937
                                                    2004        1.074           1.205               692
                                                    2003        1.000           1.074                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                2005        1.203           1.302             5,851
                                                    2004        1.067           1.203             5,851
                                                    2003        1.000           1.067                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products
Trust
   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.147           1.246            87,293
                                                    2004        1.036           1.147            51,019
                                                    2003        0.843           1.036                 -
                                                    2002        0.999           0.843                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.770           2.217            26,621
                                                    2004        1.444           1.770             2,155
                                                    2003        1.000           1.444                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                   2005        1.082           1.172            61,169
                                                    2004        0.929           1.082            77,269
                                                    2003        0.715           0.929            77,269
                                                    2002        0.894           0.715            77,269
                                                    2001        1.000           0.894           142,176

   Templeton Growth Securities Fund - Class 2
   Shares (7/02)                                    2005        1.169           1.251           248,697
                                                    2004        1.026           1.169           179,247
                                                    2003        0.790           1.026            34,635
                                                    2002        0.831           0.790                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares
   (11/99)                                          2005        0.946           0.969            85,338
                                                    2004        0.873           0.946            70,424
                                                    2003        0.695           0.873                 -
                                                    2002        0.912           0.695                 -
                                                    2001        1.000           0.912                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (10/02)                    2005        1.116           1.205            38,952
                                                    2004        1.041           1.116            33,080
                                                    2003        0.756           1.041                 -
                                                    2002        0.778           0.756                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (9/02)                     2005        1.087           1.107                 -
                                                    2004        1.021           1.087                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares  (continued)               2003        0.798           1.021                 -
                                                    2002        0.760           0.798                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)       2005        1.085           1.148             2,461
                                                    2004        1.020           1.085             2,464
                                                    2003        0.913           1.020                 -
                                                    2002        0.923           0.913                 -

   Global Life Sciences Portfolio - Service
   Shares (9/02)                                    2005        1.023           1.129                 -
                                                    2004        0.911           1.023                 -
                                                    2003        0.735           0.911                 -
                                                    2002        0.774           0.735                 -

   Global Technology Portfolio - Service
   Shares (8/02)                                    2005        0.888           0.973                 -
                                                    2004        0.898           0.888                 -
                                                    2003        0.624           0.898                 -
                                                    2002        0.657           0.624                 -

   Worldwide Growth Portfolio - Service
   Shares (8/02)                                    2005        0.924           0.958                 -
                                                    2004        0.899           0.924                 -
                                                    2003        0.740           0.899                 -
                                                    2002        0.747           0.740                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.505           1.538            16,559
                                                    2004        1.333           1.505             4,699
                                                    2003        1.000           1.333                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.374           1.394            19,911
                                                    2004        1.242           1.374            19,918
                                                    2003        1.000           1.242                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.532           1.629            68,305
                                                    2004        1.257           1.532            57,869
                                                    2003        1.000           1.257                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (9/04)                                    2005        1.071           1.113            49,877
                                                    2004        0.987           1.071                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.119           1.122           119,102
                                                    2004        1.045           1.119            53,989
                                                    2003        1.000           1.045                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.187           1.195           507,386
                                                    2004        1.151           1.187           473,378
                                                    2003        1.115           1.151           311,064
                                                    2002        1.041           1.115           172,708
                                                    2001        1.000           1.041            68,142

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.046           1.153           153,053
                                                    2004        0.916           1.046           140,081
                                                    2003        0.725           0.916            97,804
                                                    2002        0.897           0.725           102,304
                                                    2001        1.000           0.897            16,745

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.507           1.585            63,741
                                                    2004        1.215           1.507            50,198
                                                    2003        0.826           1.215            16,949
                                                    2002        1.029           0.826             3,058
                                                    2001        1.000           1.029                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                   2005        1.006           1.029           144,661
                                                    2004        0.946           1.006           173,299
                                                    2003        0.692           0.946            96,506
                                                    2002        0.940           0.692            99,440
                                                    2001        1.000           0.940            95,599

   Investors Fund - Class I (11/99)                 2005        0.991           1.038           264,206
                                                    2004        0.914           0.991           249,886
                                                    2003        0.703           0.914           178,682

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Investors Fund - Class I  (continued)            2002        0.929           0.703           180,225
                                                    2001        1.000           0.929           180,225

   Large Cap Growth Fund - Class I (9/02)           2005        1.120           1.158            30,148
                                                    2004        1.134           1.120            30,151
                                                    2003        0.799           1.134                 -
                                                    2002        0.756           0.799                 -

   Small Cap Growth Fund - Class I (11/99)          2005        0.990           1.021           124,171
                                                    2004        0.875           0.990           117,830
                                                    2003        0.598           0.875            84,031
                                                    2002        0.933           0.598            15,870
                                                    2001        1.000           0.933                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)        2005        0.877           0.938             7,374
                                                    2004        0.838           0.877             7,395
                                                    2003        0.660           0.838             7,409
                                                    2002        0.882           0.660             2,329
                                                    2001        1.000           0.882                 -

   Convertible Securities Portfolio (6/02)          2005        1.214           1.197           137,370
                                                    2004        1.162           1.214           201,884
                                                    2003        0.937           1.162                 -
                                                    2002        0.975           0.937                 -

   Disciplined Mid Cap Stock Portfolio (6/02)       2005        1.194           1.319           164,934
                                                    2004        1.043           1.194           138,810
                                                    2003        0.794           1.043                 -
                                                    2002        0.882           0.794                 -

   Equity Income Portfolio (11/99)                  2005        1.102           1.132           123,450
                                                    2004        1.021           1.102           130,364
                                                    2003        0.792           1.021            30,906
                                                    2002        0.936           0.792            14,899
                                                    2001        1.000           0.936                 -

   Federated High Yield Portfolio (8/02)            2005        1.294           1.304            33,403
                                                    2004        1.193           1.294            28,155
                                                    2003        0.992           1.193                 -
                                                    2002        0.941           0.992                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Federated Stock Portfolio (9/02)                    2005        1.066           1.104             1,305
                                                    2004        0.982           1.066             1,306
                                                    2003        0.783           0.982                 -
                                                    2002        0.788           0.783                 -

Large Cap Portfolio (11/99)                         2005        0.856           0.914            82,606
                                                    2004        0.818           0.856            66,923
                                                    2003        0.668           0.818             4,899
                                                    2002        0.880           0.668                 -
                                                    2001        1.000           0.880                 -

Managed Allocation Series: Aggressive
Portfolio (6/05)                                    2005        1.045           1.109                 -

Managed Allocation Series: Conservative
Portfolio (5/05)                                    2005        1.000           1.020                 -

Managed Allocation Series: Moderate
Portfolio (5/05)                                    2005        1.000           1.054                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.017           1.087            48,151

Managed Allocation Series: Moderate-
Conservative Portfolio (8/05)                       2005        1.011           1.030                 -

Mercury Large Cap Core Portfolio (11/99)            2005        0.861           0.948             1,237
                                                    2004        0.756           0.861             1,294
                                                    2003        0.635           0.756                 -
                                                    2002        0.863           0.635                 -
                                                    2001        1.000           0.863                 -

MFS Emerging Growth Portfolio (11/99)               2005        0.759           0.736                 -
                                                    2004        0.685           0.759                 -
                                                    2003        0.540           0.685                 -
                                                    2002        0.835           0.540                 -
                                                    2001        1.000           0.835                 -

MFS Mid Cap Growth Portfolio (6/02)                 2005        0.829           0.840            68,041
                                                    2004        0.740           0.829            58,073
                                                    2003        0.549           0.740                 -
                                                    2002        0.626           0.549                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)               2005        1.137           1.150           399,510
                                                    2004        1.038           1.137           406,698
                                                    2003        0.906           1.038            30,718
                                                    2002        0.973           0.906            23,468
                                                    2001        1.000           0.973            19,775

   MFS Value Portfolio (5/04)                       2005        1.120           1.171            21,492
                                                    2004        0.972           1.120            21,044

   Mondrian International Stock Portfolio (8/02)    2005        1.212           1.305            49,849
                                                    2004        1.066           1.212            37,016
                                                    2003        0.843           1.066                 -
                                                    2002        0.845           0.843                 -

   Pioneer Fund Portfolio (5/03)                    2005        1.326           1.381            22,198
                                                    2004        1.214           1.326            16,831
                                                    2003        1.000           1.214                 -

   Pioneer Mid Cap Value Portfolio (6/05)           2005        1.000           1.039                 -

   Pioneer Strategic Income Portfolio (5/04)        2005        1.093           1.114            18,943
                                                    2004        0.983           1.093             2,053

   Strategic Equity Portfolio (11/99)               2005        0.782           0.784            19,256
                                                    2004        0.722           0.782            51,790
                                                    2003        0.554           0.722            51,790
                                                    2002        0.849           0.554            51,790
                                                    2001        1.000           0.849            51,817

   Style Focus Series: Small Cap Growth
   Portfolio (5/05)                                 2005        1.000           1.114             2,967

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.005           1.110             5,889

   Travelers Quality Bond Portfolio (6/02)          2005        1.127           1.126           250,416
                                                    2004        1.110           1.127           243,251
                                                    2003        1.056           1.110            56,643
                                                    2002        1.015           1.056                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.050           1.076             4,226
                                                    2004        0.984           1.050             4,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----   -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.992           0.998           110,118
                                                    2004        0.998           0.992           139,310
                                                    2003        1.000           0.998                 -

   Social Awareness Stock Portfolio (3/05)          2005        1.081           1.109                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)      2005        1.136           1.162            39,335
                                                    2004        0.985           1.136            29,215
                                                    2003        0.766           0.985                 -
                                                    2002        0.907           0.766                 -

   Enterprise Portfolio - Class II Shares (7/02)    2005        0.912           0.967                 -
                                                    2004        0.894           0.912                 -
                                                    2003        0.724           0.894                 -
                                                    2002        0.789           0.724                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)  2005        1.237           1.418           138,818
                                                    2004        1.093           1.237           120,389
                                                    2003        0.867           1.093                 -
                                                    2002        0.985           0.867                 -

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (7/02)                           2005        1.055           1.252                 -
                                                    2004        1.061           1.055                 -
                                                    2003        0.864           1.061                 -
                                                    2002        0.778           0.864                 -

   Mid Cap Portfolio - Service Class 2 (5/02)       2005        1.422           1.650            95,919
                                                    2004        1.161           1.422            80,189
                                                    2003        0.855           1.161            29,607
                                                    2002        0.993           0.855             4,541

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                 2005        1.167           1.342                 -
                                                    2004        1.000           1.167                 -

   High Yield Bond Trust (5/04)                     2005        1.073           1.058                 -
                                                    2004        1.000           1.073                 -

   Managed Assets Trust (9/04)                      2005        1.069           1.080                 -
                                                    2004        1.012           1.069                 -

   Money Market Portfolio (5/02)                    2005        0.992           0.993             5,333
                                                    2004        1.000           0.992                 -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                  2005        1.056           1.180                 -
                                                    2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)      2005        1.111           1.233                 -
                                                    2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (11/99)             2005        1.083           1.225                 -
                                                    2004        1.000           1.083                 -

   Growth-Income Fund - Class 2 Shares (11/99)      2005        1.063           1.094                 -
                                                    2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (6/02)                                     2005        1.285           1.340                 -
                                                    2004        1.000           1.285                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                    2005        1.020           1.036                 -
                                                    2004        1.000           1.020                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (6/02)                            2005        1.091           1.123                 -
                                                    2004        1.000           1.091                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.114           1.195                 -
                                                    2004        1.000           1.114                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03                                 2005        1.117           1.197                 -
                                                    2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products
Trust

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.098           1.181                 -
                                                    2004        1.000           1.098                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.259           1.561                 -
                                                    2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                   2005        1.154           1.236                 -
                                                    2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2
   Shares (7/02)                                    2005        1.117           1.183                 -
                                                    2004        1.000           1.117                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99) 2005        1.067           1.083                 -
                                                    2004        1.000           1.067                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (10/02)                    2005        1.052           1.125                 -
                                                    2004        1.000           1.052                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (9/02)                     2005        1.063           1.072                 -
                                                    2004        1.000           1.063                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)       2005        1.066           1.117                 -
                                                    2004        1.000           1.066                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service
   Shares (9/02)                                    2005        1.036           1.133                 -
                                                    2004        1.000           1.036                 -

   Global Technology Portfolio - Service
   Shares (8/02)                                    2005        1.050           1.140                 -
                                                    2004        1.000           1.050                 -

   Worldwide Growth Portfolio - Service
   Shares (8/02)                                    2005        1.085           1.114                 -
                                                    2004        1.000           1.085                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.123           1.137                 -
                                                    2004        1.000           1.123                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.097           1.102                 -
                                                    2004        1.000           1.097                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.158           1.219                 -
                                                    2004        1.000           1.158                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (9/04)                                    2005        1.060           1.091                 -
                                                    2004        0.980           1.060                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.065           1.058                 -
                                                    2004        1.000           1.065                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.042           1.039                 -
                                                    2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.157           1.263                 -
                                                    2004        1.000           1.157                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.190           1.240                 -
                                                    2004        1.000           1.190                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                   2005        1.055           1.068                 -
                                                    2004        1.000           1.055                 -

   Investors Fund - Class I (11/99)                 2005        1.077           1.116                 -
                                                    2004        1.000           1.077                 -

   Large Cap Growth Fund - Class I (9/02)           2005        0.988           1.012                 -
                                                    2004        1.000           0.988                 -

   Small Cap Growth Fund - Class I (11/99)          2005        1.163           1.187                 -
                                                    2004        1.000           1.163                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)        2005        1.052           1.113                 -
                                                    2004        1.000           1.052                 -

   Convertible Securities Portfolio (6/02)          2005        1.040           1.016                 -
                                                    2004        1.000           1.040                 -

   Disciplined Mid Cap Stock Portfolio (6/02)       2005        1.116           1.221                 -
                                                    2004        1.000           1.116                 -

   Equity Income Portfolio (11/99)                  2005        1.100           1.118                 -
                                                    2004        1.000           1.100                 -

   Federated High Yield Portfolio (8/02)            2005        1.076           1.074                 -
                                                    2004        1.000           1.076                 -

   Federated Stock Portfolio (9/02)                 2005        1.077           1.104                 -
                                                    2004        1.000           1.077                 -

   Large Cap Portfolio (11/99)                      2005        1.046           1.106                 -
                                                    2004        1.000           1.046                 -

   Managed Allocation Series: Aggressive
   Portfolio (6/05)                                 2005        1.044           1.102                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative
Portfolio (5/05)                                    2005        1.000           1.014                 -

Managed Allocation Series: Moderate
Portfolio (5/05)                                    2005        1.000           1.047                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.016           1.080                 -

Managed Allocation Series: Moderate-
Conservative Portfolio (8/05)                       2005        1.010           1.025                 -

Mercury Large Cap Core Portfolio (11/99)            2005        1.122           1.223                 -
                                                    2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (11/99)               2005        1.079           1.045                 -
                                                    2004        1.000           1.079                 -

MFS Mid Cap Growth Portfolio (6/02)                 2005        1.071           1.074                 -
                                                    2004        1.000           1.071                 -

MFS Total Return Portfolio (11/99)                  2005        1.093           1.095                 -
                                                    2004        1.000           1.093                 -

MFS Value Portfolio (5/04)                          2005        1.124           1.164                 -
                                                    2004        1.000           1.124                 -

Mondrian International Stock Portfolio (8/02)       2005        1.143           1.217                 -
                                                    2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                       2005        1.091           1.125                 -
                                                    2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (6/05)              2005        1.000           1.033                 -

Pioneer Strategic Income Portfolio (5/04)           2005        1.101           1.111                 -
                                                    2004        1.000           1.101                 -

Strategic Equity Portfolio (11/99)                  2005        1.095           1.087                 -
                                                    2004        1.000           1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth
   Portfolio (5/05)                                 2005        1.000           1.107                 -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.004           1.103                 -

   Travelers Quality Bond Portfolio (6/02)          2005        1.029           1.018                 -
                                                    2004        1.000           1.029                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.070           1.086                 -
                                                    2004        1.000           1.070                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.996           0.992                 -
                                                    2004        1.000           0.996                 -

   Social Awareness Stock Portfolio (3/05)          2005        1.073           1.090                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)      2005        1.129           1.143                 -
                                                    2004        1.000           1.129                 -

   Enterprise Portfolio - Class II Shares (7/02)    2005        1.035           1.087                 -
                                                    2004        1.000           1.035                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)  2005        1.105           1.254                 -
                                                    2004        1.000           1.105                 -

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (7/02)                           2005        1.038           1.218                 -
                                                    2004        1.000           1.038                 -

   Mid Cap Portfolio - Service Class 2 (5/02)       2005        1.224           1.406                 -
                                                    2004        1.000           1.224                 -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract owners.



Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace,185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name: _______________________________________________

Address: ____________________________________________

         ____________________________________________

Check Box:

[  ] MIC-Book-04-08-81-82-83
[  ] MLAC-Book-04-08-81-82-83

                                                                     May 1, 2006



Book 82

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Portfolios II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class
     II+
   Legg Mason Partners Variable Fundamental Value Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities
     Portfolio+

MET INVESTORS SERIES TRUST
     Dreman Small-Cap Value Portfolio - Class A+
     Harris Oakmark International Portfolio - Class A+
     Janus Capital Appreciation Portfolio - Class A+
     Lord Abbett Growth and Income Portfolio - Class B+
     Lord Abbett Mid-Cap Value Portfolio - Class B+
     Mercury Large-Cap Core Portfolio - Class A+
     Met/AIM Capital Appreciation Portfolio - Class A+
     Met/AIM Small Cap Growth Portfolio - Class A+
     MFS(R) Value Portfolio - Class A+
     Neuberger Berman Real Estate Portfolio - Class A+
     Pioneer Fund Portfolio - Class A+
     Pioneer Mid-Cap Value Portfolio - Class A+
     Pioneer Strategic Income Portfolio - Class A+
     Third Avenue Small Cap Value Portfolio - Class B+

METROPOLITAN SERIES FUND, INC.
     BlackRock Aggressive Growth Portfolio - Class D+
     BlackRock Bond Income Portfolio - Class E+
     Capital Guardian U.S. Equity Portfolio - Class A+
     FI Large Cap Portfolio - Class A+
     FI Value Leaders Portfolio - Class D+
     MFS(R) Total Return Portfolio - Class F+
     Oppenheimer Global Equity Portfolio - Class B+

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
     Real Return Portfolio
     Total Return Portfolio

PUTNAM VARIABLE TRUST
     Putnam VT Small Cap Value Fund - Class IB

VARIABLE INSURANCE PRODUCTS FUND
     VIP Contrafund(R) Portfolio - Service Class
     VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS-
  CLASS B
     MetLife Conservative Allocation Portfolio+
     MetLife Conservative to Moderate Allocation Portfolio+
     MetLife Moderate Allocation Portfolio+
     MetLife Moderate to Aggressive Allocation Portfolio+
     MetLife Aggressive Allocation Portfolio+


-------------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          Prospectus dated May 1, 2006

                                TABLE OF CONTENTS


Glossary................................................     3
Summary.................................................     4
Fee Table...............................................     8
Condensed Financial Information.........................    16
The Annuity Contract....................................    16
   Contract Owner Inquiries.............................    17
   Purchase Payments....................................    17
   Accumulation Units...................................    17
   The Variable Funding Options.........................    18
The Fixed Account.......................................    24
Charges and Deductions..................................    24
   General..............................................    24
   Withdrawal Charge....................................    25
   Free Withdrawal Allowance............................    26
   Transfer Charge......................................    26
   Administrative Charges...............................    26
   Mortality and Expense Risk Charge....................    26
   Guaranteed Minimum Withdrawal Benefit
    Charge..............................................    27
   Guaranteed Minimum Accumulation Benefit
    Charge..............................................    27
   Enhanced Stepped-Up Provision Charge.................    27
   Variable Liquidity Benefit Charge....................    27
   Variable Funding Option Expenses.....................    27
   Premium Tax..........................................    27
   Changes in Taxes Based upon Premium
     or Value...........................................    27
Transfers...............................................    28
   Dollar Cost Averaging................................    29
Access to Your Money....................................    30
   Systematic Withdrawals...............................    30
Ownership Provisions....................................    31
   Types of Ownership...................................    31
     Contract Owner.....................................    31
     Beneficiary........................................    31
     Annuitant..........................................    31
Death Benefit...........................................    32
   Death Proceeds before the Maturity Date..............    32
   Enhanced Stepped-Up Provision........................    34
   Payment of Proceeds..................................    34
   Spousal Contract Continuance.........................    36
   Beneficiary Contract Continuance.....................    36
   Planned Death Benefit................................    37
   Death Proceeds after the Maturity Date...............    37
 Living Benefits........................................    37
   Guaranteed Minimum Withdrawal Benefit................    37
   Guaranteed Minimum Accumulation Benefit..............    43
 The Annuity Period.......................................  50
   Maturity Date..........................................  50
    Allocation of Annuity.................................  50
    Variable Annuity......................................  51
    Fixed Annuity.........................................  51
 Payment Options..........................................  51
    Election of Options...................................  51
    Annuity Options.......................................  52
    Variable Liquidity Benefit............................  52
 Miscellaneous Contract Provisions........................  53
    Right to Return.......................................  53
    Termination...........................................  53
    Required Reports......................................  53
    Suspension of Payments................................  53
 The Separate Accounts....................................  53
    Performance Information...............................  54
 Federal Tax Considerations...............................  54
    General Taxation of Annuities.........................  55
    Types of Contracts: Qualified and Non-qualified.......  55
    Qualified Annuity Contracts...........................  55
      Taxation of Qualified Annuity Contracts.............  55
      Mandatory Distributions for Qualified Plans.........  55
    Non-qualified Annuity Contracts.......................  56
      Diversification Requirements for
        Variable Annuities................................  56
      Ownership of the Investments........................  57
      Taxation of Death Benefit Proceeds..................  57
    Other Tax Considerations..............................  57
      Treatment of Charges for Optional Benefits..........  57
      Penalty Tax for Premature Distribution..............  57
      Puerto Rico Tax Considerations......................  57
      Non-Resident Aliens.................................  58
 Other Information........................................  58
    The Insurance Companies...............................  58
      MetLife Insurance Company of Connecticut............  58
      MetLife Life and Annuity Company of Connecticut.....  58
    Financial Statements..................................  58
    Distribution of Variable Annuity Contracts............  59
    Voting Rights.........................................  60
    Restrictions on Financial Transactions................  61
    Legal Proceedings ....................................  61
 Appendix A: Condensed Financial Information
    for MetLife of CT Separate Account Nine...............  A-1
 Appendix B: Condensed Financial Information
    for MetLife of CT Separate Account Ten................  B-1
 Appendix C: The Fixed Account............................  C-1
 Appendix D: Contents of the Statement of
    Additional Information................................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                           VINTAGE L VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 80 or under as of the Contract Date.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.........................................  6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE.......................................... $10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT CHARGE........................   6%(3)

       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................... $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------       WITHDRAWAL
GREATER THAN OR EQUAL TO      BUT LESS THAN         CHARGE
------------------------      -------------       -----------
       0 years                  1 year                 6%
       1 year                   2 years                5%
       2 years                  3 years                4%
       3 years                  4 years                3%
       4 +years                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------       WITHDRAWAL
GREATER THAN OR EQUAL TO      BUT LESS THAN         CHARGE
------------------------      -------------       -----------
        0 years                   1 year               6%
        1 year                    2 years              5%
        2 years                   3 years              4%
        3 years                   4 years              3%
        4 + years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                             ANNUAL STEP-UP DEATH        ROLL-UP DEATH
                                                                    BENEFIT                 BENEFIT
                                                             --------------------        --------------
Mortality and Expense Risk ("M&E") Charge................           1.70%(5)                  1.90%(5)
Administrative Expense Charge............................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED........................................           1.85%                     2.05%
Optional E.S.P. Charge...................................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.................................................           2.00%                     2.20%
Optional GMAB Charge.....................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED(6)..............................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED............................................           2.50%                     2.70%
Optional GMWB I Charge (maximum upon reset)..............           1.00%(7)                  1.00%(7)
Optional GMWB II Charge (maximum upon reset).............           1.00%(7)                  1.00%(7)
Optional GMWB III Charge.................................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.................................................           2.10%                     2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED........................................           2.25%                     2.45%


-------------


(5) We are waiving the M&E charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                  MINIMUM         MAXIMUM
                                                                  -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)               0.47%           4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION                  TOTAL     CONTRACTUAL    NET TOTAL
                                                                  AND/OR                     ANNUAL      FEE WAIVER     ANNUAL
                                                    MANAGEMENT SERVICE(12b-1)     OTHER     OPERATING  AND/OR EXPENSE  OPERATING
                                                       FEE         FEES          EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES**
                                                    ---------- ---------------   --------   ---------  --------------  ----------
UNDERLYING FUND:
AMERICAN FUNDS
INSURANCE SERIES
   American Funds Global Growth
     Fund - Class 2*                                  0.58%        0.25%           0.04%       0.87%           --       0.87%
   American Funds Growth Fund - Class 2*              0.33%        0.25%           0.02%       0.60%           --       0.60%
   American Funds Growth-Income Fund - Class 2*       0.28%        0.25%           0.01%       0.54%           --       0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST
   Franklin Income
     Securities Fund - Class 2*                       0.46%        0.25%           0.02%       0.73%           --       0.73%(1)(2)
   Franklin Small-Mid Cap Growth
     Securities Fund - Class 2*+                      0.48%        0.25%           0.28%       1.01%         0.02%      0.99%(2)(3)
   Templeton Developing Markets
     Securities Fund -
     Class 2*                                         1.24%        0.25%           0.29%       1.78%           --       1.78%
   Templeton Foreign Securities
     Fund - Class 2*                                  0.65%        0.25%           0.17%       1.07%         0.05%      1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*                                0.64%        0.25%           0.03%       0.92%           --       0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*                                       0.75%        0.25%           0.22%       1.22%           --       1.22%
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable Dividend
     Strategy Portfolio+++                            0.65%          --            0.21%       0.86%           --       0.86%
   Legg Mason Partners Variable
     Premier Selections
     All Cap Growth
     Portfolio+++                                     0.75%          --            0.19%       0.94%           --       0.94%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners Variable
     All Cap Portfolio - Class I+                     0.75%          --            0.07%       0.82%           --       0.82%
   Legg Mason Partners Variable
     Investors Portfolio - Class I                    0.65%          --            0.06%       0.71%           --       0.71%
   Legg Mason Partners
     Variable Small Cap Growth Portfolio -
       Class I+                                       0.75%          --            0.22%       0.97%           --       0.97%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners Variable Appreciation
     Portfolio                                        0.70%          --            0.02%       0.72%           --       0.72%
   Legg Mason Partners Variable
     Diversified Strategic
     Income Portfolio+                                0.65%          --            0.12%       0.77%           --       0.77%
   Legg Mason Partners
     Variable Equity Index Portfolio - Class II*      0.31%        0.25%           0.03 %      0.59%           --       0.59%
   Legg Mason Partners
     Variable Fundamental Value Portfolio             0.75%          --            0.03%       0.78%           --       0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Adjustable Rate Income Portfolio*++     0.55%        0.25%           0.28%       1.08%           --       1.08%(4)
   Legg Mason Partners Variable Aggressive
     Growth Portfolio++                               0.75%          --            0.02%       0.77%           --       0.77%(4)
   Legg Mason Partners
     Variable High Income Portfolio++                 0.60%          --            0.06%       0.66%           --       0.66%
   Legg Mason Partners Variable Large Cap
     Growth Portfolio++                               0.75%          --            0.04%       0.79%           --       0.79%(4)
   Legg Mason Partners Variable Mid Cap
     Core Portfolio++                                 0.75%          --            0.07%       0.82%           --       0.82%
   Legg Mason Partners Variable Money
     Market Portfolio++                               0.45%          --            0.02%       0.47%           --       0.47%(4)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS IV
   Legg Mason Partners Variable Multiple
     Discipline Portfolio -
     All Cap Growth and Value*                        0.75%        0.25%           0.06%      1.06%            --       1.06%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Balanced All Cap
     Growth and Value*                                0.75%        0.25%           0.06%      1.06%            --       1.06%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Global All Cap Growth
     and Value*                                       0.75%        0.25%           0.15%       1.15%           --       1.15%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Large Cap Growth and
     Value*                                           0.75%        0.25%           0.24%       1.24%           --       1.24%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                   0.75%          --            0.30%       1.05%           --       1.05%

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A         0.83%          --            3.64%       4.47%         3.37%      1.10%(5)
   Harris Oakmark International
     Portfolio - Class A                              0.82%          --            0.13%       0.95%           --       0.95%
   Janus Capital Appreciation
     Portfolio - Class A                              0.65%          --            0.09%       0.74%           --       0.74%(5)
   Lord Abbett Growth and Income Portfolio -
     Class B*                                         0.50%        0.25%           0.04%       0.79%           --       0.79%(5)
   Lord Abbett Mid-Cap Value Portfolio -
     Class B*                                         0.68%        0.25%           0.08%      1.01%            --       1.01%
   Mercury Large-Cap Core Portfolio -
     Class A                                          0.78%          --            0.12%       0.90%           --       0.90%(5)
   Met/AIM Capital Appreciation Portfolio - Class A   0.76%          --            0.05%       0.81%           --       0.81%(5)
   Met/AIM Small Cap Growth Portfolio - Class A       0.90%          --            0.10%       1.00%           --       1.00%(5)
   MFS(R) Value Portfolio - Class A                   0.73%          --            0.24%       0.97%           --       0.97%
   Neuberger Berman Real Estate Portfolio - Class A   0.67%          --            0.03%       0.70%           --       0.70%(5)
   Pioneer Fund Portfolio - Class A                   0.75%          --            0.28%       1.03%         0.03%      1.00%(5)
   Pioneer Mid-Cap Value Portfolio - Class A          0.75%          --            2.84%       3.59%         2.59%      1.00%(5)
   Pioneer Strategic Income Portfolio - Class A       0.73%          --            0.09%       0.82%           --       0.82%(5)
   Third Avenue Small Cap Value Portfolio -
     Class B*                                         0.75%        0.25%           0.05%       1.05%           --       1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -
     Class D*                                         0.73%        0.10%           0.06%       0.89%           --       0.89%
   BlackRock Bond Income Portfolio - Class E*         0.40%        0.15%           0.07%       0.62%           --       0.62%(6)
   Capital Guardian U.S. Equity Portfolio - Class A   0.67%          --            0.06%       0.73%           --       0.73%
   FI Large Cap Portfolio -  Class A                  0.80%          --            0.06%       0.86%           --       0.86%(7)
   FI Value Leaders Portfolio - Class D*              0.66%        0.10%           0.07%       0.83%           --       0.83%
   MFS(R) Total Return Portfolio - Class F*           0.57%        0.20%           0.16%       0.93%           --       0.93%(8)
   Oppenheimer Global Equity Portfolio - Class B*     0.60%        0.25%           0.33%       1.18%           --       1.18%
   T. Rowe Price Large Cap Growth Portfolio -
        Class B*+                                     0.60%        0.25%           0.12%       0.97%           --       0.97%(9)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative
     Class                                            0.25%          --            0.41%       0.66%           --       0.66%(10)
   Total Return Portfolio - Administrative Class      0.25%          --            0.40%       0.65%           --       0.65%

PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund - Class IB*+   0.75%        0.25%           0.18%       1.18%           --       1.18%
   Putnam VT Small Cap Value Fund - Class IB*         0.76%        0.25%           0.08%       1.09%           --       1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio - Class I+               0.70%          --            0.07%       0.77%           --       0.77%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class*       0.57%        0.10            0.09%       0.76%           --       0.76%
   VIP Mid Cap Portfolio - Service Class 2*           0.57%        0.25            0.12%       0.94%           --       0.94%



                                                                                                               NET TOTAL
                                                                                                                ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                             DISTRIBUTION                                                       INCLUDING
                                               AND/OR                  TOTAL      CONTRACTUAL     NET TOTAL   NET EXPENSES
                                             SERVICE                  ANNUAL      FEE WAIVER       ANNUAL          OF
                                MANAGEMENT    (12b-1)      OTHER     OPERATING  AND/OR EXPENSE    OPERATING    UNDERLYING
    UNDERLYING FUND:               FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
---------------------------    -----------  ------------  --------   ---------  --------------   ----------  ---------------
METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      0.95%       1.30%         0.95%          0.35%     0.98%(11)(12)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*.....     0.10%         0.25%      0.31%       0.66%         0.31%          0.35%     1.00%(11)(12)
  MetLife Moderate
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      0.19%       0.54%         0.19%          0.35%     1.04%(11)(12)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*.....     0.10%         0.25%      0.24%       0.59%         0.24%          0.35%     1.06%(11)(12)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      1.66%       2.01%         1.66%          0.35%     1.07%(11)(12)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES


(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                            ---------------------------------------   ----------------------------------------
          FUNDING OPTION                     1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------   ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1365     2638      3639      6845       765       2238       3639        6845
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     974     1531      1901      3892       374       1131       1901        3892

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding

Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                                     INVESTMENT                               INVESTMENT
             OPTION                                      OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ---------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund -      Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation. The Fund normally invests
                                          in both equity and debt securities.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited

JANUS ASPEN SERIES

   Mid Cap Growth Portfolio - Service     Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES*

   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*

   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I+*            investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*

   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class       yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*

   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -      growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*

   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B*                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B*                 investments primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     - Class A*                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A*      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company

   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A*                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.

   Pioneer Fund Portfolio - Class A*      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A*                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B*                                                             Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers LLC
     Portfolio - Class D*                                                             Subadviser: BlackRock Advisors,
                                                                                      Inc.

   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.

   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A*                                                             Subadviser: Capital Guardian Trust
                                                                                      Company

   FI Large Cap Portfolio - Class A*      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company

   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D*                                                                               Subadviser: Fidelity Management &
                                                                                      Research Company

   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B*

   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B*                 with growth of capital as a secondary
                                          objective.

   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B*      income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B*                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B*

   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F*                                   investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B*                                                             Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.

   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+

   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio - Class      Seeks capital appreciation.                 Van Kampen Asset Management
     I+

Variable Insurance Products Fund

   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company

   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


------------

+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                           NEW NAME
--------------------------------------------------------------       ------------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio

SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio

SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio

VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------------     -----------------------------------------------------------
-                                                                    MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                                                   NEW UNDERLYING FUND
----------------------------------------------------                 -------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

      YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
------------------------      -------------       -----------------
          0 years                 1 year                6%
          1 year                  2 years               5%
          2 years                 3 years               4%
          3 years                 4 years               3%
         4+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
------------------------      -------------      -----------------
0 years                           1 year                 6%
1 year                            2 years                5%
2 years                           3 years                4%
3 years                           4 years                3%
4 + years                                                0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 -1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death benefit will be the greatest of:

                              the Contract Value on the Death Report

                        -     Date;

                        -     your adjusted Purchase Payment (see below);*

                        -     the Step-Up Value, if any, as described below

                        - the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death benefit will be the greatest of:

                              the Contract Value on the Death Report

                        -     Date;

                        -     your adjusted Purchase Payment (see below) or*

                        -     the Step-Up Value, if any, as described below, or

                        - the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       50,000 X (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       50,000 X (10,000/30,000) = $16,666


Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to                 Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to                 Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                           Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to                 Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue             Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue             Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue
                                                                    the Contract and instruct
                                                                    the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to                 Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a
                                                                    Contingent Annuitant,
                                                                    then the Contingent
                                                                    Annuitant becomes the
                                                                    Annuitant and the
                                                                    Contract continues in
                                                                    effect (generally
                                                                    using the original
                                                                    Maturity Date). The
                                                                    proceeds will then be
                                                                    paid upon the death of
                                                                    the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                       Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                         N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                         N/A
                                       payable; Contract
                                       continues.

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                        N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to                 Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

BENEFICIARY                            No death proceeds are                                                          N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                          N/A
                                       payable; Contract
                                       continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              ---------------------------------- -----------------------------   -------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value


AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                                 GMWB I         GMWB II        GMWB III
                                                                               ----------      ----------     ------------
If you make your first withdrawal BEFORE the 3rd anniversary after you
  purchase GMWB:...........................................................    5% of RBB       5% of RBB       5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary after you
  purchase GMWB:...........................................................    10% of RBB      10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                         ASSUMES 15% LOSS ON INVESTMENT
                    ------------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                    ------------  --------------------   -----------------   ----------   -----------------  ---------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                           $ 11,765             $  588

GREATER OF PWR OR                       $10,000                                               $ 11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000         $ 11,765             $  588
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000         $ 88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ----------------------------------------------------   ----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB                AWB (5%)
                     ----------   ---------------------  ----------------    ----------   -----------------  -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000            91,304              $4,565          $75,000         $ 88,235             $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $ 8,696               $ 435           $10,000         $11,265              $ 588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                   GMWB I            GMWB II           GMWB III
                                                   ------            -------           --------
Current Annual Charge..................            0.40%              0.50%              0.25%
Maximum Annual Charge After a Reset....            1.00%              1.00%               N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death (if available with your Contract), and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.


Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                 5% of RBB if first               5% of RBB if first
                                withdrawal before 3rd           withdrawal before 3rd
                                     anniversary                     anniversary
                                 10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd             withdrawal after 3rd
           AWB                       anniversary                     anniversary                      5% of RBB
----------------------------  ---------------------------      ---------------------------  --------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase Payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, of on the Rider Maturity Date the Contract Value, which included all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                    INCREASING CONTRACT VALUE                              DECLINING CONTRACT VALUE
                      --------------------------------------------------   -------------------------------------------------
                                            BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     ------------   ----------------   --------------     ------------    ----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      NOT APPLICABLE       $100,000          $100,000        Not Applicable

VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                              $      0(1)                                          $ 15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -------------------------------------------------   ----------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------  -----------------   -------------    --------------    --------------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000      Not Applicable       $100,000          $120,000       Not Applicable       $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                            ---------------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER         CALCULATION
                               VALUE            AMOUNT               AMOUNT              REDUCTION               AMOUNT
                             -----------    -----------------   ------------------    ------------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000           Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000           Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              ---------     -----------------   ------------------    -------------------   -------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $88,235               $10,000              $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio

MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio

METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio

GMAB RIDER LIQUIDITY OPTION



During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS


- If loans are available with your Contract, your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.


- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable
Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield

                                       57
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quotations shown as a percent. These figures show past performance of a Variable
Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (20) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.


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We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence


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of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintage L is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the

Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117           1.297              69,464
                                                               2004        0.952           1.117              10,285
                                                               2003        0.777           0.952               5,296
                                                               2002        1.000           0.777               6,000

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143             433,246
                                                               2004        1.019           1.113             206,918
                                                               2003        0.786           1.019             134,576
                                                               2002        1.000           0.786              70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.034           1.166              95,999
                                                               2004        0.973           1.034              75,694
                                                               2003        0.803           0.973              40,191
                                                               2002        1.183           0.803               4,743
                                                               2001        1.000           1.183                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.473           1.649           1,392,866
                                                               2004        1.322           1.473             689,281
                                                               2003        0.995           1.322             338,279
                                                               2002        1.188           0.995             108,035
                                                               2001        1.000           1.188                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.362           1.553           5,108,335
                                                               2004        1.233           1.362           3,022,506
                                                               2003        0.918           1.233           1,910,413
                                                               2002        1.238           0.918             519,111
                                                               2001        1.000           1.238               5,663

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.291           1.341           5,384,780
                                                               2004        1.191           1.291           3,748,375
                                                               2003        0.916           1.191           2,541,469
                                                               2002        1.143           0.916             825,826
                                                               2001        1.000           1.143               6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618           1.703             444,721
                                                               2004        1.255           1.618             282,289
                                                               2003        0.953           1.255             261,390
                                                               2002        1.000           0.953             110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302             230,497
                                                               2004        1.074           1.204              45,466
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299             372,761
                                                               2004        1.067           1.202              73,290
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032             360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267           1.303             828,548
                                                               2004        1.158           1.267             703,458
                                                               2003        0.859           1.158             247,570
                                                               2002        1.228           0.859              73,361
                                                               2001        1.000           1.228                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242           1,920,497
                                                               2004        1.035           1.144             911,365
                                                               2003        0.842           1.035             482,403
                                                               2002        1.000           0.842             112,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211             453,826
                                                               2004        1.444           1.767              74,045
                                                               2003        1.000           1.444               6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369           1.481           1,323,471
                                                               2004        1.177           1.369             672,403
                                                               2003        0.907           1.177             254,384
                                                               2002        1.134           0.907             136,180
                                                               2001        1.000           1.134                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166           1.246             699,854
                                                               2004        1.024           1.166             204,395
                                                               2003        0.789           1.024              96,803
                                                               2002        1.000           0.789              58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.202           1.231           2,791,436
                                                               2004        1.125           1.202           2,527,277
                                                               2003        0.920           1.125           2,308,725
                                                               2002        1.137           0.920             523,480
                                                               2001        1.000           1.137                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.197           1.205           1,763,130
                                                               2004        1.142           1.197           1,620,778
                                                               2003        1.041           1.142             729,132
                                                               2002        1.012           1.041             144,253
                                                               2001        1.000           1.012                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.180           1.208           2,001,890
                                                               2004        1.091           1.180           1,576,990
                                                               2003        0.870           1.091           1,068,257
                                                               2002        1.141           0.870             208,514
                                                               2001        1.000           1.141                   -

   Fundamental Value Portfolio (6/00)                          2005        1.310           1.347           2,282,236
                                                               2004        1.233           1.310           2,104,693
                                                               2003        0.906           1.233           1,683,561
                                                               2002        1.173           0.906             528,533
                                                               2001        1.000           1.173                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406              122,864
                                                               2004        1.081           1.279              131,294
                                                               2003        0.817           1.081              131,035
                                                               2002        1.158           0.817               43,642
                                                               2001        1.000           1.158                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534              386,440
                                                               2004        1.332           1.502              112,428
                                                               2003        1.000           1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391              516,959
                                                               2004        1.241           1.372              439,996
                                                               2003        1.000           1.241                9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625              891,248
                                                               2004        1.256           1.529              337,639
                                                               2003        1.000           1.256              171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119            2,555,183
                                                               2004        1.045           1.117              974,468
                                                               2003        1.000           1.045              233,173

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146           12,289,203
                                                               2004        1.107           1.140           11,093,565
                                                               2003        1.074           1.107           10,441,947
                                                               2002        1.003           1.074            3,411,930
                                                               2001        1.000           1.003                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458              188,294
                                                               2004        1.160           1.323              191,672
                                                               2003        0.919           1.160              186,378
                                                               2002        1.138           0.919               63,610
                                                               2001        1.000           1.138                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874             418,626
                                                               2004        1.439           1.783             396,956
                                                               2003        0.980           1.439             376,864
                                                               2002        1.221           0.980             182,271
                                                               2001        1.000           1.221                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.204           1.229           1,548,293
                                                               2004        1.132           1.204           1,643,520
                                                               2003        0.829           1.132           1,213,718
                                                               2002        1.127           0.829             482,311
                                                               2001        1.000           1.127               6,229

   Investors Fund - Class I (1/01)                             2005        1.205           1.261           1,014,142
                                                               2004        1.112           1.205           1,069,597
                                                               2003        0.856           1.112             738,841
                                                               2002        1.134           0.856             316,814
                                                               2001        1.000           1.134                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.329           1.369             467,037
                                                               2004        1.176           1.329             436,895
                                                               2003        0.805           1.176             267,896
                                                               2002        1.255           0.805              20,161
                                                               2001        1.000           1.255                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988             274,180
                                                               2004        0.993           1.008             129,017
                                                               2003        0.819           0.993              60,101
                                                               2002        1.128           0.819              13,026
                                                               2001        1.000           1.128                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196              44,833
                                                               2004        1.135           1.146              46,001
                                                               2003        0.861           1.135              33,703
                                                               2002        1.198           0.861              24,619
                                                               2001        1.000           1.198                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480           2,931,737
                                                               2004        1.368           1.432           1,902,696
                                                               2003        1.060           1.368           1,000,414
                                                               2002        1.000           1.060             228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310           6,959,628
                                                               2004        1.242           1.280           4,117,282
                                                               2003        1.037           1.242           1,860,167
                                                               2002        1.000           1.037             367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569           1,001,500
                                                               2004        1.386           1.500             388,786
                                                               2003        1.073           1.386             193,380
                                                               2002        1.000           1.073              27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441             941,155
                                                               2004        1.353           1.417             596,551
                                                               2003        1.068           1.353             416,126
                                                               2002        1.000           1.068              43,322

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.196           1.277             190,318
                                                               2004        1.144           1.196             375,673
                                                               2003        0.901           1.144             277,176
                                                               2002        1.206           0.901              89,349
                                                               2001        1.000           1.206                   -

   Equity Income Portfolio (10/00)                             2005        1.326           1.360           2,433,988
                                                               2004        1.229           1.326           2,231,165
                                                               2003        0.955           1.229           1,497,940
                                                               2002        1.130           0.955             132,792
                                                               2001        1.000           1.130                   -

   Large Cap Portfolio (6/00)                                  2005        1.103           1.177             305,074
                                                               2004        1.055           1.103             587,004
                                                               2003        0.862           1.055             525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Large Cap Portfolio  (continued)                            2002        1.138           0.862              71,115
                                                            2001        1.000           1.138                   -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108               4,537

Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019              25,289

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053              49,057

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.086              44,275

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.030               4,434

Mercury Large Cap Core Portfolio (6/00)                     2005        1.145           1.259             382,840
                                                            2004        1.006           1.145             528,392
                                                            2003        0.846           1.006             438,531
                                                            2002        1.151           0.846              27,272
                                                            2001        1.000           1.151                   -

MFS Emerging Growth Portfolio (2/00)                        2005        1.104           1.070                   -
                                                            2004        0.997           1.104             180,941
                                                            2003        0.787           0.997             112,048
                                                            2002        1.219           0.787              33,294
                                                            2001        1.000           1.219                   -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827           0.837             363,071
                                                            2004        0.738           0.827             197,288
                                                            2003        0.549           0.738              79,566
                                                            2002        1.000           0.549               6,056

MFS Total Return Portfolio (7/00)                           2005        1.258           1.271           5,187,440
                                                            2004        1.150           1.258           4,470,787
                                                            2003        1.005           1.150           3,403,681
                                                            2002        1.081           1.005             458,806
                                                            2001        1.000           1.081                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
MFS Value Portfolio (5/04)                                  2005        1.119           1.169             425,726
                                                            2004        1.000           1.119              22,370

Mondrian International Stock Portfolio (3/02)               2005        1.209           1.300             476,199
                                                            2004        1.064           1.209             377,856
                                                            2003        0.843           1.064              45,040
                                                            2002        1.000           0.843               7,884

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377             109,545
                                                            2004        1.213           1.324              68,258
                                                            2003        1.000           1.213              14,955

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038               2,664

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112           1,908,893
                                                            2004        1.000           1.092             828,053

Strategic Equity Portfolio (6/00)                           2005        1.054           1.056             229,625
                                                            2004        0.974           1.054             192,976
                                                            2003        0.749           0.974             137,627
                                                            2002        1.148           0.749              83,170
                                                            2001        1.000           1.148                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113               8,406

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109              15,029

Travelers Managed Income Portfolio (7/00)                   2005        1.057           1.052           3,723,014
                                                            2004        1.047           1.057           3,291,375
                                                            2003        0.984           1.047           2,134,736
                                                            2002        0.981           0.984             483,229
                                                            2001        1.000           0.981                   -

Van Kampen Enterprise Portfolio (4/00)                      2005        1.041           1.102             258,617
                                                            2004        1.021           1.041             124,503
                                                            2003        0.828           1.021              78,814
                                                            2002        1.194           0.828                   -
                                                            2001        1.000           1.194                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             337,114
                                                               2004        0.998           0.991              90,836
                                                               2003        1.000           0.998               2,550

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.143           1.253           3,688,212
                                                               2004        1.059           1.143           3,272,963
                                                               2003        0.802           1.059           2,216,985
                                                               2002        1.213           0.802             741,620
                                                               2001        1.000           1.213               5,724

   Smith Barney High Income Portfolio (8/00)                   2005        1.337           1.347           1,752,598
                                                               2004        1.234           1.337           1,653,614
                                                               2003        0.985           1.234           1,341,664
                                                               2002        1.037           0.985             201,900
                                                               2001        1.000           1.037                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.245           1.286           1,397,017
                                                               2004        1.264           1.245           1,352,456
                                                               2003        0.872           1.264           1,110,282
                                                               2002        1.181           0.872             384,417
                                                               2001        1.000           1.181                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.352           1.437             576,586
                                                               2004        1.247           1.352             654,161
                                                               2003        0.979           1.247             544,924
                                                               2002        1.233           0.979             270,753
                                                               2001        1.000           1.233                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.973           0.982           2,876,757
                                                               2004        0.983           0.973           3,211,212
                                                               2003        0.995           0.983           2,901,484
                                                               2002        1.000           0.995           2,395,570
                                                               2001        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.987           1.046             126,788
                                                               2004        0.940           0.987              96,939
                                                               2003        0.752           0.940              68,581

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Emerging Growth Portfolio - Class I Shares (continued)      2002        1.134           0.752              28,027
                                                               2001        1.000           1.134                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445             342,386
                                                               2004        1.236           1.403             292,379
                                                               2003        0.887           1.236             145,645
                                                               2002        1.215           0.887              36,890
                                                               2001        1.000           1.215                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.419           1.628           2,046,688
                                                               2004        1.254           1.419           1,366,552
                                                               2003        0.995           1.254             855,032
                                                               2002        1.119           0.995             157,173
                                                               2001        1.000           1.119                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418           1.643           1,993,749
                                                               2004        1.159           1.418           1,597,208
                                                               2003        0.854           1.159           1,203,368
                                                               2002        1.000           0.854             289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.167           1.343                 -
                                                               2004        1.000           1.167                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.079           1.099                 -
                                                               2004        1.000           1.079                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.056           1.181                 -
                                                               2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.111           1.234             4,830
                                                               2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.084           1.226            14,444
                                                               2004        1.000           1.084                 -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.063           1.095            28,099
                                                               2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.285           1.341                 -
                                                               2004        1.000           1.285                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.115           1.196             4,422
                                                               2004        1.000           1.115                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.117           1.197            28,051
                                                               2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.026                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.083           1.105                 -
                                                               2004        1.000           1.083                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.098           1.182                 -
                                                               2004        1.000           1.098                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.259           1.562             1,944
                                                               2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.154           1.237             4,762
                                                               2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.117           1.184                 -
                                                               2004        1.000           1.117                 -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.055           1.071            31,278
                                                               2004        1.000           1.055                 -

   Diversified Strategic Income Portfolio (7/00)               2005        1.068           1.066                 -
                                                               2004        1.000           1.068                 -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.068           1.084                 -
                                                               2004        1.000           1.068                 -

   Fundamental Value Portfolio (6/00)                          2005        1.056           1.077             5,857
                                                               2004        1.000           1.056                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.128           1.230                 -
                                                               2004        1.000           1.128                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.124           1.138                 -
                                                               2004        1.000           1.124                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.103                 -
                                                               2004        1.000           1.098                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.158           1.220            13,558
                                                               2004        1.000           1.158                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.065           1.059            12,485
                                                               2004        1.000           1.065                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.042           1.039            22,918
                                                               2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.157           1.264                 -
                                                               2004        1.000           1.157                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.191           1.241                 -
                                                               2004        1.000           1.191                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.055           1.069                 -
                                                               2004        1.000           1.055                 -

   Investors Fund - Class I (1/01)                             2005        1.077           1.117                 -
                                                               2004        1.000           1.077                 -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.164           1.188                 -
                                                               2004        1.000           1.164                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.014           0.985                 -
                                                               2004        1.000           1.014                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.024           1.060                 -
                                                               2004        1.000           1.024                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.037           1.062                  -
                                                               2004        1.000           1.037                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.029           1.044            146,523
                                                               2004        1.000           1.029                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.104                  -
                                                               2004        1.000           1.065                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.031           1.039                  -
                                                               2004        1.000           1.031                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.053           1.114             68,471
                                                               2004        1.000           1.053                  -

   Equity Income Portfolio (10/00)                             2005        1.100           1.119                  -
                                                               2004        1.000           1.100                  -

   Large Cap Portfolio (6/00)                                  2005        1.046           1.107                  -
                                                               2004        1.000           1.046                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.102                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.014                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.048            117,297

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.080                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.025                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)                     2005        1.122           1.224                  -
                                                            2004        1.000           1.122                  -

MFS Emerging Growth Portfolio (2/00)                        2005        1.080           1.046                  -
                                                            2004        1.000           1.080                  -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.071           1.075              4,744
                                                            2004        1.000           1.071                  -

MFS Total Return Portfolio (7/00)                           2005        1.094           1.096            157,897
                                                            2004        1.000           1.094                  -

MFS Value Portfolio (5/04)                                  2005        1.124           1.165             22,336
                                                            2004        1.000           1.124                  -

Mondrian International Stock Portfolio (3/02)               2005        1.143           1.218                  -
                                                            2004        1.000           1.143                  -

Pioneer Fund Portfolio (5/03)                               2005        1.091           1.126                  -
                                                            2004        1.000           1.091                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.033                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.102           1.112             16,285
                                                            2004        1.000           1.102                  -

Strategic Equity Portfolio (6/00)                           2005        1.096           1.088                  -
                                                            2004        1.000           1.096                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.108                  -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                  -

Travelers Managed Income Portfolio (7/00)                   2005        1.027           1.013            163,216
                                                            2004        1.000           1.027                  -

Van Kampen Enterprise Portfolio (4/00)                      2005        1.034           1.086                  -
                                                            2004        1.000           1.034                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           0.992             6,323
                                                               2004        1.000           0.996                 -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.064           1.156            71,280
                                                               2004        1.000           1.064                 -

   Smith Barney High Income Portfolio (8/00)                   2005        1.083           1.081                 -
                                                               2004        1.000           1.083                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.988           1.012                 -
                                                               2004        1.000           0.988                 -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.092           1.152             8,686
                                                               2004        1.000           1.092                 -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.992           0.992            23,155
                                                               2004        1.000           0.992                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.057           1.110                 -
                                                               2004        1.000           1.057                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.167           1.192                 -
                                                               2004        1.000           1.167                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.105           1.257                 -
                                                               2004        1.000           1.105                 -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.225           1.407             2,809
                                                               2004        1.000           1.225                 -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charger Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract owners.



Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Primier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297             200,941
                                                               2004        0.952           1.117             274,552
                                                               2003        0.777           0.952             276,632
                                                               2002        0.877           0.777             223,435

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143           1,135,267
                                                               2004        1.019           1.113           1,187,584
                                                               2003        0.786           1.019           1,180,761
                                                               2002        0.980           0.786             442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.034           1.166             244,221
                                                               2004        0.973           1.034             458,633
                                                               2003        0.803           0.973             483,364
                                                               2002        1.183           0.803             440,010
                                                               2001        1.000           1.183              25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.473           1.649           1,914,049
                                                               2004        1.322           1.473           1,965,953
                                                               2003        0.995           1.322           1,577,762
                                                               2002        1.188           0.995             579,448
                                                               2001        1.000           1.188              53,009

   Growth Fund - Class 2 Shares (11/99)                        2005        1.362           1.553           6,908,813
                                                               2004        1.233           1.362           7,498,271
                                                               2003        0.918           1.233           6,289,036
                                                               2002        1.238           0.918           2,672,503
                                                               2001        1.000           1.238             328,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.291           1.341           6,617,005
                                                               2004        1.191           1.291           7,869,519
                                                               2003        0.916           1.191           6,886,746
                                                               2002        1.143           0.916           3,517,428
                                                               2001        1.000           1.143             483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703             399,140
                                                               2004        1.255           1.618             534,356
                                                               2003        0.953           1.255             420,706
                                                               2002        1.046           0.953             169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302              60,422
                                                               2004        1.074           1.204              34,482
                                                               2003        1.000           1.074               5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299             117,915
                                                               2004        1.067           1.202              26,373
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032             156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303             683,312
                                                               2004        1.158           1.267             909,411
                                                               2003        0.859           1.158             907,594
                                                               2002        1.228           0.859             479,572
                                                               2001        1.000           1.228              19,240

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242           1,734,260
                                                               2004        1.035           1.144           1,999,529
                                                               2003        0.842           1.035           1,608,369
                                                               2002        0.999           0.842             719,789

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211             838,387
                                                               2004        1.444           1.767             538,483
                                                               2003        1.000           1.444              73,437

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481           2,258,919
                                                               2004        1.177           1.369           1,963,706
                                                               2003        0.907           1.177           1,293,188
                                                               2002        1.134           0.907             589,742
                                                               2001        1.000           1.134              29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246             439,470
                                                               2004        1.024           1.166             662,918
                                                               2003        0.789           1.024             314,762
                                                               2002        0.831           0.789             130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.231           2,572,298
                                                               2004        1.125           1.202           3,204,167
                                                               2003        0.920           1.125           3,133,227
                                                               2002        1.137           0.920           1,845,981
                                                               2001        1.000           1.137             203,714

   Diversified Strategic Income Portfolio (11/99)              2005        1.197           1.205           1,348,770
                                                               2004        1.142           1.197           1,817,440
                                                               2003        1.041           1.142           1,747,167
                                                               2002        1.012           1.041             662,115
                                                               2001        1.000           1.012             523,138

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.180           1.208           1,239,450
                                                               2004        1.091           1.180           2,117,905
                                                               2003        0.870           1.091           2,036,010
                                                               2002        1.141           0.870             903,725
                                                               2001        1.000           1.141              46,322

   Fundamental Value Portfolio (12/99)                         2005        1.310           1.347           4,177,163
                                                               2004        1.233           1.310           5,355,555
                                                               2003        0.906           1.233           4,860,962
                                                               2002        1.173           0.906           3,156,979
                                                               2001        1.000           1.173             387,824

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406               90,671
                                                               2004        1.081           1.279              158,448
                                                               2003        0.817           1.081              160,435
                                                               2002        1.158           0.817              125,487
                                                               2001        1.000           1.158               17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534              237,592
                                                               2004        1.332           1.502              247,135
                                                               2003        1.000           1.332               80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391              395,149
                                                               2004        1.241           1.372              374,495
                                                               2003        1.000           1.241              244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625              961,887
                                                               2004        1.256           1.529              710,264
                                                               2003        1.000           1.256              316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119            1,495,964
                                                               2004        1.045           1.117            2,231,285
                                                               2003        1.000           1.045            1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146           10,573,072
                                                               2004        1.107           1.140           14,158,270
                                                               2003        1.074           1.107           14,489,686
                                                               2002        1.003           1.074            8,698,076
                                                               2001        1.000           1.003              284,980

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458              375,153
                                                               2004        1.160           1.323              516,700
                                                               2003        0.919           1.160              603,425
                                                               2002        1.138           0.919              285,369
                                                               2001        1.000           1.138               52,475

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874             844,247
                                                               2004        1.439           1.783           1,134,138
                                                               2003        0.980           1.439           1,081,087
                                                               2002        1.221           0.980             712,422
                                                               2001        1.000           1.221              16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.204           1.229           2,575,093
                                                               2004        1.132           1.204           3,132,904
                                                               2003        0.829           1.132           2,830,329
                                                               2002        1.127           0.829           1,972,141
                                                               2001        1.000           1.127             277,708

   Investors Fund - Class I (11/99)                            2005        1.205           1.261           1,173,271
                                                               2004        1.112           1.205           1,380,340
                                                               2003        0.856           1.112             997,741
                                                               2002        1.134           0.856             806,373
                                                               2001        1.000           1.134              76,156

   Small Cap Growth Fund - Class I (11/99)                     2005        1.329           1.369             983,324
                                                               2004        1.176           1.329           1,076,083
                                                               2003        0.805           1.176           1,094,670
                                                               2002        1.255           0.805             354,038
                                                               2001        1.000           1.255               3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988             275,476
                                                               2004        0.993           1.008             282,385
                                                               2003        0.819           0.993             237,783
                                                               2002        1.128           0.819              29,741
                                                               2001        1.000           1.128              29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196             774,217
                                                               2004        1.135           1.146             819,997
                                                               2003        0.861           1.135             822,579
                                                               2002        1.198           0.861             536,721
                                                               2001        1.000           1.198               1,868

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480           5,606,393
                                                               2004        1.368           1.432           6,521,502
                                                               2003        1.060           1.368           5,312,500
                                                               2002        1.000           1.060             964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310           6,280,057
                                                               2004        1.242           1.280           6,827,909
                                                               2003        1.037           1.242           5,886,565
                                                               2002        1.000           1.037             849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569           2,589,383
                                                               2004        1.386           1.500           2,421,419
                                                               2003        1.073           1.386             374,914
                                                               2002        1.000           1.073              74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441             442,064
                                                               2004        1.353           1.417             491,432
                                                               2003        1.068           1.353             261,444
                                                               2002        1.000           1.068              54,967

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.196           1.277             434,982
                                                               2004        1.144           1.196             595,498
                                                               2003        0.901           1.144             327,479
                                                               2002        1.206           0.901              82,566
                                                               2001        1.000           1.206               3,553

   Equity Income Portfolio (11/99)                             2005        1.326           1.360           2,251,835
                                                               2004        1.229           1.326           2,433,328
                                                               2003        0.955           1.229           1,969,032
                                                               2002        1.130           0.955             718,818
                                                               2001        1.000           1.130              27,813

   Large Cap Portfolio (11/99)                                 2005        1.103           1.177           1,103,383
                                                               2004        1.055           1.103             915,748
                                                               2003        0.862           1.055             794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Large Cap Portfolio (continued)                             2002        1.138           0.862              226,191
                                                            2001        1.000           1.138               36,628

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                    -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019               86,058

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053               78,054

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.086            3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.011           1.030                    -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.145           1.259              194,233
                                                            2004        1.006           1.145              273,915
                                                            2003        0.846           1.006              172,694
                                                            2002        1.151           0.846              159,360
                                                            2001        1.000           1.151                  614

MFS Emerging Growth Portfolio (11/99)                       2005        1.104           1.070                    -
                                                            2004        0.997           1.104              424,267
                                                            2003        0.787           0.997              275,657
                                                            2002        1.219           0.787              179,610
                                                            2001        1.000           1.219                4,324

MFS Mid Cap Growth Portfolio (6/02)                         2005        0.827           0.837            1,016,433
                                                            2004        0.738           0.827              768,481
                                                            2003        0.549           0.738              783,843
                                                            2002        0.626           0.549              222,429

MFS Total Return Portfolio (11/99)                          2005        1.258           1.271            9,648,193
                                                            2004        1.150           1.258           10,625,367
                                                            2003        1.005           1.150            9,375,765
                                                            2002        1.081           1.005            4,154,038
                                                            2001        1.000           1.081              348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
MFS Value Portfolio (5/04)                                  2005        1.119           1.169             108,277
                                                            2004        0.972           1.119                   -

Mondrian International Stock Portfolio (8/02)               2005        1.209           1.300             424,780
                                                            2004        1.064           1.209             404,686
                                                            2003        0.843           1.064             261,140
                                                            2002        0.845           0.843              35,971

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377              25,462
                                                            2004        1.213           1.324              30,145
                                                            2003        1.000           1.213              22,941

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                 209

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112             176,162
                                                            2004        0.983           1.092               7,354

Strategic Equity Portfolio (11/99)                          2005        1.054           1.056             738,970
                                                            2004        0.974           1.054             840,779
                                                            2003        0.749           0.974             875,861
                                                            2002        1.148           0.749             654,693
                                                            2001        1.000           1.148             122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                   -

Travelers Managed Income Portfolio (11/99)                  2005        1.057           1.052           2,208,312
                                                            2004        1.047           1.057           3,414,689
                                                            2003        0.984           1.047           4,096,730
                                                            2002        0.981           0.984           2,197,709
                                                            2001        1.000           0.981              86,039

Van Kampen Enterprise Portfolio (11/99)                     2005        1.041           1.102             216,442
                                                            2004        1.021           1.041             216,807
                                                            2003        0.828           1.021              65,519
                                                            2002        1.194           0.828              50,164
                                                            2001        1.000           1.194                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             453,573
                                                               2004        0.998           0.991             429,944
                                                               2003        1.000           0.998             109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.143           1.253           4,973,640
                                                               2004        1.059           1.143           6,336,022
                                                               2003        0.802           1.059           6,029,951
                                                               2002        1.213           0.802           3,744,111
                                                               2001        1.000           1.213             395,035

   Smith Barney High Income Portfolio (11/99)                  2005        1.337           1.347           2,011,733
                                                               2004        1.234           1.337           2,626,527
                                                               2003        0.985           1.234           2,202,057
                                                               2002        1.037           0.985             807,357
                                                               2001        1.000           1.037              54,303

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.245           1.286           1,588,431
                                                               2004        1.264           1.245           1,826,099
                                                               2003        0.872           1.264           2,146,063
                                                               2002        1.181           0.872             959,386
                                                               2001        1.000           1.181             220,733

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.352           1.437           1,184,951
                                                               2004        1.247           1.352           1,428,209
                                                               2003        0.979           1.247           1,440,600
                                                               2002        1.233           0.979             736,476
                                                               2001        1.000           1.233             106,957

   Smith Barney Money Market Portfolio (11/99)                 2005        0.973           0.982           2,976,424
                                                               2004        0.983           0.973           2,990,206
                                                               2003        0.995           0.983           7,405,805
                                                               2002        1.000           0.995           8,019,286
                                                               2001        1.000           1.000           4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.987           1.046             220,369
                                                               2004        0.940           0.987             331,269
                                                               2003        0.752           0.940             350,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Emerging Growth Portfolio - Class I Shares (continued)      2002        1.134           0.752             217,610
                                                               2001        1.000           1.134              81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445             629,540
                                                               2004        1.236           1.403             853,139
                                                               2003        0.887           1.236             793,268
                                                               2002        1.215           0.887             191,027
                                                               2001        1.000           1.215              20,517

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.419           1.628           1,117,054
                                                               2004        1.254           1.419             871,719
                                                               2003        0.995           1.254             733,222
                                                               2002        1.119           0.995             494,365
                                                               2001        1.000           1.119              61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643           1,771,018
                                                               2004        1.159           1.418           1,933,959
                                                               2003        0.854           1.159           1,521,044
                                                               2002        0.993           0.854             558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.167           1.343                 -
                                                               2004        1.000           1.167                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.079           1.099                 -
                                                               2004        1.000           1.079                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.056           1.181                 -
                                                               2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.111           1.234                 -
                                                               2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.084           1.226             2,617
                                                               2004        1.000           1.084                 -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.063           1.095             2,813
                                                               2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.285           1.341                 -
                                                               2004        1.000           1.285                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.115           1.196                 -
                                                               2004        1.000           1.115                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.117           1.197                 -
                                                               2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.026                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.083           1.105                 -
                                                               2004        1.000           1.083                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.098           1.182             2,646
                                                               2004        1.000           1.098                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.259           1.562             1,067
                                                               2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.154           1.237                 -
                                                               2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.117           1.184                 -
                                                               2004        1.000           1.117                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.055           1.071                 -
                                                               2004        1.000           1.055                 -

   Diversified Strategic Income Portfolio (11/99)              2005        1.068           1.066                 -
                                                               2004        1.000           1.068                 -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.068           1.084                 -
                                                               2004        1.000           1.068                 -

   Fundamental Value Portfolio (12/99)                         2005        1.056           1.077                 -
                                                               2004        1.000           1.056                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.128           1.230                 -
                                                               2004        1.000           1.128                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.124           1.138                 -
                                                               2004        1.000           1.124                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.103                 -
                                                               2004        1.000           1.098                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.158           1.220               880
                                                               2004        1.000           1.158                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.065           1.059                 -
                                                               2004        1.000           1.065                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.042           1.039             2,145
                                                               2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.157           1.264                 -
                                                               2004        1.000           1.157                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.191           1.241                 -
                                                               2004        1.000           1.191                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.055           1.069                 -
                                                               2004        1.000           1.055                 -

   Investors Fund - Class I (11/99)                            2005        1.077           1.117                 -
                                                               2004        1.000           1.077                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.164           1.188                 -
                                                               2004        1.000           1.164                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.014           0.985                 -
                                                               2004        1.000           1.014                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.024           1.060                 -
                                                               2004        1.000           1.024                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.037           1.062             41,632
                                                               2004        1.000           1.037                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.029           1.044             45,241
                                                               2004        1.000           1.029                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.104                  -
                                                               2004        1.000           1.065                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.031           1.039                  -
                                                               2004        1.000           1.031                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.053           1.114                  -
                                                               2004        1.000           1.053                  -

   Equity Income Portfolio (11/99)                             2005        1.100           1.119                  -
                                                               2004        1.000           1.100                  -

   Large Cap Portfolio (11/99)                                 2005        1.046           1.107                  -
                                                               2004        1.000           1.046                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.102                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.014                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.048                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.016           1.080                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.025                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (11/99)                    2005        1.122           1.224                 -
                                                            2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (11/99)                       2005        1.080           1.046                 -
                                                            2004        1.000           1.080                 -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.071           1.075             1,155
                                                            2004        1.000           1.071                 -

MFS Total Return Portfolio (11/99)                          2005        1.094           1.096                 -
                                                            2004        1.000           1.094                 -

MFS Value Portfolio (5/04)                                  2005        1.124           1.165                 -
                                                            2004        1.000           1.124                 -

Mondrian International Stock Portfolio (8/02)               2005        1.143           1.218                 -
                                                            2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                               2005        1.091           1.126                 -
                                                            2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.033                 -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.102           1.112                 -
                                                            2004        1.000           1.102                 -

Strategic Equity Portfolio (11/99)                          2005        1.096           1.088                 -
                                                            2004        1.000           1.096                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.108                 -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.103                 -

Travelers Managed Income Portfolio (11/99)                  2005        1.027           1.013                 -
                                                            2004        1.000           1.027                 -

Van Kampen Enterprise Portfolio (11/99)                     2005        1.034           1.086                 -
                                                            2004        1.000           1.034                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           0.992                -
                                                               2004        1.000           0.996                -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.064           1.156                -
                                                               2004        1.000           1.064                -

   Smith Barney High Income Portfolio (11/99)                  2005        1.083           1.081                -
                                                               2004        1.000           1.083                -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.988           1.012                -
                                                               2004        1.000           0.988                -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.092           1.152                -
                                                               2004        1.000           1.092                -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.992           0.992                -
                                                               2004        1.000           0.992                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.057           1.110                -
                                                               2004        1.000           1.057                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.167           1.192                -
                                                               2004        1.000           1.167                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.105           1.257                -
                                                               2004        1.000           1.105                -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.225           1.407                -
                                                               2004        1.000           1.225                -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth
- Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract owners.



Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    __________________________________

Address: __________________________________

         __________________________________

         __________________________________

         Check Box:

         [ ] MIC-Book-04-08-81-82-83

         [ ] MLAC-Book-04-08-81-82-83



Book 82
L-                                                                  May 1, 2006

              PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes Pioneer AnnuiStarSM Flex Variable Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES II                             Pioneer Cullen Value VCT Portfolio

  AIM V.I. Capital Appreciation Fund                                 Pioneer Emerging Markets VCT Portfolio

  AIM V.I. Mid Cap Core Equity Fund                                  Pioneer Equity Income VCT Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2       Pioneer Equity Opportunity VCT Portfolio

  Franklin Rising Dividends Securities Fund                          Pioneer Europe VCT Portfolio

  Franklin Small-Mid Cap Growth Securities Fund                      Pioneer Fund VCT Portfolio

  Templeton Foreign Securities Fund                                  Pioneer Global High Yield VCT Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS II+          Pioneer Growth Shares VCT Portfolio

  Legg Mason Partners Variable All Cap Portfolio+                    Pioneer High Yield VCT Portfolio

  Legg Mason Partners Variable Total Return Portfolio+               Pioneer Ibbotson Aggressive Allocation VCT Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS II+               Pioneer Ibbotson Growth Allocation VCT Portfolio

  Legg Mason Partners Variable Aggressive Growth Portfolio+          Pioneer Ibbotson Moderate Allocation VCT Portfolio

MET INVESTORS SERIES TRUST - CLASS B                                 Pioneer International Value VCT Portfolio

  Oppenheimer Capital Appreciation Portfolio+                        Pioneer Mid Cap Value VCT Portfolio

METROPOLITAN SERIES FUND, INC.                                       Pioneer Oak Ridge Large Cap Growth VCT Portfolio

  BlackRock Money Market Portfolio - Class A+                        Pioneer Real Estate Shares VCT Portfolio

  Oppenheimer Global Equity Portfolio - Class B+                     Pioneer Small and Mid Cap Growth VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST - CLASS II                          Pioneer Small Cap Value VCT

  Portfolio+ Pioneer America Income VCT Portfolio                    Pioneer Small Company VCT

  Portfolio Pioneer AmPac Growth VCT Portfolio                       Pioneer Strategic Income VCT

  Portfolio Pioneer Balanced VCT Portfolio                           Pioneer Value VCT Portfolio



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



----------
* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states.



This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.....................................................       3
Summary......................................................       5
Fee Table....................................................       9
Condensed Financial Information..............................      14
The Annuity Contract.........................................      14
   Contract Owner Inquiries..................................      15
   Purchase Payments.........................................      15
   Accumulation Units........................................      15
   The Variable Funding Options..............................      15
The Fixed Account............................................      19
Charges and Deductions.......................................      19
   General...................................................      19
   Withdrawal Charge.........................................      19
   Free Withdrawal Allowance.................................      20
   Transfer Charge...........................................      20
   Administrative Charges....................................      21
   Mortality and Expense Risk Charge.........................      21
   Enhanced Stepped-Up Provision Charge......................      21
   Guaranteed Minimum Withdrawal
    Benefit Charge...........................................      21
   Guaranteed Minimum Accumulation Benefit Charge............      21
   Variable Liquidity Benefit Charges........................      21
   Variable Funding Option Expenses..........................      22
   Premium Tax...............................................      22
   Changes in Taxes Based upon Premium or Value..............      22
Transfers....................................................      22
   Dollar Cost Averaging.....................................      23
Access to Your Money.........................................      24
   Systematic Withdrawals....................................      24
Ownership Provisions.........................................      25
   Types of Ownership........................................      25
     Contract Owner..........................................      25
     Beneficiary.............................................      25
     Annuitant...............................................      25
Death Benefit................................................      26
   Death Proceeds before the Maturity Date...................      26
   Enhanced Stepped-Up Provision.............................      28
   Payment of Proceeds.......................................      28
   Spousal Contract Continuance..............................      30
   Beneficiary Contract Continuance..........................      30
   Planned Death Benefit.....................................      31
   Death Proceeds after Maturity Date........................      31
Living Benefits.............................................       31
  Guaranteed Minimum Withdrawal Benefit.....................       31
  Guaranteed Minimum Accumulation Benefit...................       33
The Annuity Period..........................................       39
  Maturity Date.............................................       39
  Allocation of Annuity.....................................       39
  Variable Annuity..........................................       39
  Fixed Annuity.............................................       40
Payment Options.............................................       40
  Election of Options.......................................       40
  Annuity Options...........................................       40
  Variable Liquidity Benefit................................       41
Miscellaneous Contract Provisions...........................       41
  Right to Return...........................................       41
  Termination...............................................       41
  Required Reports..........................................       42
  Suspension of Payments....................................       42
The Separate Accounts.......................................       42
  Performance Information...................................       42
Federal Tax Considerations..................................       42
  General Taxation of Annuities.............................       43
  Types of Contracts: Qualified and Non-qualified...........       43
  Qualified Annuity Contracts...............................       43
  Mandatory Distributions for Qualified Plans...............       44
  Non-qualified Annuity Contracts...........................       44
  Diversification Requirements for Variable Annuities.......       45
  Ownership of the Investments..............................       45
  Taxation of Death Benefit Proceeds........................       45
  Puerto Rico Tax Considerations............................       46
  Non-Resident Aliens.......................................       46
Other Information...........................................       46
  The Insurance Companies...................................       46
  Financial Statements......................................       46
  Distribution of Variable Annuity Contracts................       46
  Conformity with State and Federal Laws....................       48
  Voting Rights.............................................       48
  Restrictions on Financial Transactions....................       48
  Legal Proceedings.........................................       48
Appendix A: Condensed Financial Information for MetLife
  CT Separate Account Nine..................................      A-1
Appendix B: Condensed Financial Information for MetLife
  of CT Separate Account Ten................................      B-1
Appendix C: The Fixed Account...............................      C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home
  Confinement...............................................      D-1
Appendix E: Contents of the Statement of Additional
  Information...............................................      E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                  PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) and those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or Annuitant is age 81 or older. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you elect the Guaranteed Minimum Withdrawal Benefit for Life (`GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.



      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.



      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level if income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59-1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.



      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.......................................                            6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.........................................                        $  10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................                            6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................                        $   30(4)


----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


   YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
---------------------------------------------      ----------------
GREATER THAN OR EQUAL TO         BUT LESS THAN
------------------------         -------------
       0 years                      1 year                6%
       1 year                       2 years               5%
       2 years                      3 years               4%
       3 years                      4 years               3%
       4+ years                                           0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


  YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
----------------------------------------------     -----------------
GREATER THAN OR EQUAL TO         BUT LESS THAN
------------------------         -------------
       0 years                     1 year                 6%
       1 year                      2 years                5%
       2 years                     3 years                4%
       3 years                     4 years                3%
       4 +years                                           0%



(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:


(as a percentage of the average daily net assets of the Separate Account)



We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:



                                                                                      STANDARD DEATH      ENHANCED DEATH
                                                                                          BENEFIT            BENEFIT
                                                                                      --------------      --------------
Mortality and Expense Risk Charge.........................................                1.70%                1.90%
Administrative Expense Charge.............................................                0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED..                1.85%                2.05%
Optional E.S.P. Charge....................................................                0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...........                2.05%                2.25%
Optional GMAB Charge......................................................                0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.............                2.35%                2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)....                2.55%                2.75%
Optional GMWB I Charge (maximum upon reset)...............................                1.00%(6)             1.00%(6)
Optional GMWB II Charge (maximum upon reset)..............................                1.00%(6)             1.00%(6)
Optional GMWB III Charge..................................................                0.25%                0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)...                1.50%(6)             1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset)....                1.50%(6)             1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...........                2.85%                3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..........                2.85%                3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.........                2.10%                2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE
OPTION) ONLY SELECTED.....................................................                3.35%                3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE
OPTION) ONLY SELECTED.....................................................                3.35%                3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.....                3.05%                3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED....                3.05%                3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED...                2.30%                2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(SINGLE LIFE OPTION) SELECTED.............................................                3.55%                3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(JOINT LIFE OPTION) SELECTED..............................................                3.55%                3.75%


----------


(5)   GMAB and GMWB cannot both be elected.



(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:



GMWB RIDER                                CURRENT CHARGE
----------------------------------        --------------
GMWB I                                        0.40%
GMWB II                                       0.50%
GMWB for Life (Single Life Option)            0.65%
GMWB for Life (Joint Life Option)             0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM     MAXIMUM
                                                                  ---------   ----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)               0.42%       38.61%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                 DISTRIBUTION                   TOTAL       CONTRACTUAL          NET TOTAL
                                                    AND/OR                     ANNUAL        FEE WAIVER           ANNUAL
                                  MANAGEMENT    SERVICE(12b-1)     OTHER      OPERATING    AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES          EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
-----------------------------     ----------    --------------   ----------   ----------   ---------------     --------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                     0.61%           0.25%           0.29%        1.15%            --             1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund - Series II*       0.72%           0.25%           0.31%        1.28%            --             1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class 2*     0.62%           0.25%           0.02%        0.89%          0.02%            0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*                     0.48%           0.25%           0.28%        1.01%          0.02%            0.99%(2)(3)
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%           0.25%           0.17%        1.07%          0.05%            1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class II*          0.75%           0.25%           0.07%        1.07%            --             1.07%
   Legg Mason Partners
     Variable Total Return
     Portfolio - Class II*          0.75%           0.25%           0.30%        1.30%            --             1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class II*                      0.75%           0.25%           0.18%        1.18%            --             1.18%(4)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio
     - Class B*                     0.59%           0.25%           0.10%        0.94%            --             0.94%(5)
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio - Class A            0.35%             --            0.07%        0.42%          0.01%            0.41%(6)

   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%           0.25%           0.33%        1.18%            --             1.18%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio - Class
     II*                            0.50%           0.25%           0.28%        1.03%            --             1.03%
   Pioneer AmPac Growth VCT
     Portfolio - Class II*          0.75%           0.25%           5.62%        6.62%          5.67%            0.95%(7)
   Pioneer Balanced VCT
     Portfolio - Class II*          0.65%           0.25%           0.29%        1.19%            --             1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*          0.70%           0.25%           4.76%        5.71%          4.71%            1.00%(7)
   Pioneer Emerging Markets
     VCT Portfolio - Class
     II*                            1.15%           0.25%           0.59%        1.99%            --             1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*          0.65%           0.25%           0.06%        0.96%            --             0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio - Class II*          0.75%           0.25%          37.61%       38.61%          37.36%           1.25%(7)
   Pioneer Europe VCT
     Portfolio - Class II*          0.85%           0.25%           0.76%        1.86%            --             1.86%
   Pioneer Fund VCT
     Portfolio - Class II*          0.65%           0.25%           0.05%        0.95%            --             0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class
     II*                            0.65%           0.25%           4.75%        5.65%          4.65%            1.00%(7)
   Pioneer Growth Shares VCT
     Portfolio - Class II*          0.70%           0.25%           0.29%        1.24%            --             1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*          0.65%           0.25%           0.12%        1.02%            --             1.02%
   Pioneer International
     Value VCT Portfolio -
     Class II*                      0.85%           0.25%           0.59%        1.69%            --             1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*          0.65%           0.25%           0.05%        0.95%            --             0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio - Class II*          0.75%           0.25%           0.93%        1.93%          0.98%            0.95%(7)
   Pioneer Real Estate
     Shares VCT Portfolio -
     Class II*                      0.80%           0.25%           0.13%        1.18%            --             1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                      0.75%           0.25%           2.25%        3.25%          2.25%            1.00%(7)
   Pioneer Small Cap Value
     VCT Portfolio - Class
     II*                            0.75%           0.25%           0.39%        1.39%            --             1.39%
   Pioneer Small Company VCT
     Portfolio - Class II*          0.75%           0.25%           0.83%        1.83%            --             1.83%(8)
   Pioneer Strategic Income
     VCT Portfolio - Class
     II*                            0.65%           0.25%           0.24%        1.14%            --             1.14%
   Pioneer Value VCT
     Portfolio - Class II*          0.75%           0.25%           0.43%        1.43%          0.13%            1.30%(7)


                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                       OPERATING
                                           DISTRIBUTION                            CONTRACTUAL                          EXPENSES
                                              AND/OR                  TOTAL         FEE WAIVER       NET TOTAL        INCLUDING NET
                                             SERVICE                 ANNUAL           AND/OR           ANNUAL          EXPENSES OF
                             MANAGEMENT      (12b-1)       OTHER    OPERATING        EXPENSE         OPERATING         UNDERLYING
 UNDERLYING FUND:               FREE           FEES       EXPENSES  EXPENSES       REIMBURSEMENT     EXPENSES**        PORTFOLIOS
--------------------------   ----------    ------------   --------  ---------     --------------     ----------      --------------
PIONEER VARIABLE
 CONTRACTS TRUST

Pioneer Ibbotson
 Aggressive Allocation
 VCT Portfolio - Class
 II*                            0.17%         0.25%        0.70%      1.12%           0.38%            0.74%         1.62%(7)(9)(10)
Pioneer Ibbotson Growth
 Allocation VCT
 Portfolio - Class II*          0.17%         0.25%        0.32%      0.74%             --             0.74%         1.58%(9)(10)
Pioneer Ibbotson
 Moderate Allocation
 VCT Portfolio - Class
 II*                            0.17%         0.25%        0.32%      0.74%             --             0.74%         1.54%(9)(10)


----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC) .



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005 for the Legg Mason Partners Variable Total Return Portfolio and October 1, 2005 for the Legg Mason Partners Variable Aggressive Growth Portfolio.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(7) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the statement of additional information for the Underlying Fund for details regarding the expense limitation agreement.



                                                                           CONTRACTUAL FEE
                                                                               AND/OR
                                                                               EXPENSE
VARIABLE FUNDING OPTION                                                      LIMITATION
-------------------------------------------------------------------        ---------------
Pioneer AmPac Growth VCT Portfolio.................................             0.95%
Pioneer Cullen Value VCT Portfolio.................................             1.00%
Pioneer Equity Opportunity VCT Portfolio...........................             1.25%
Pioneer Global High Yield VCT Portfolio............................             1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio...................             0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio.....................             1.00%
Pioneer Value VCT Portfolio........................................             1.50%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio...............             0.74%



(8) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(9) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this Prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).



                                                                                      If Contract is NOT surrendered or
                                            If Contract is surrendered at the         annuitized at the end of period
                                                   end of period shown:                           shown**:
                                           -------------------------------------    -------------------------------------
                                            1          3         5          10       1          3          5         10
FUNDING OPTION                             YEAR      YEARS     YEARS       YEARS    YEAR       YEARS      YEARS     YEARS
-----------------------------------        ----      -----     -----       -----    ----       -----      -----     -----
Underlying Fund with Minimum Total
Annual Operating Expenses                   994      1639        2354       4056     394       1189       1994       4056
Underlying Fund with Maximum Total
Annual Operating Expenses                  4165      8237      101192      11394    3565       7787       9832      11394

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer AnnuiStarSM Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
--------------------------------------         -----------------------------------------------
Annual Step Up Death Benefit                                      80
Roll Up Death Benefit                                             75
Enhanced Stepped-Up Provision (E.S.P)                             75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed
Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and

Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your financial advisor. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING OPTION                                    INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
---------------------------------------    ----------------------------------           -----------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund      The Fund's investment objective is           A I M Advisors, Inc.
     - Series II                           growth of capital.
   AIM V.I. Mid Cap Core Equity Fund -     The Fund's investment objective is           A I M Advisors, Inc.
     Series II                             long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Rising Dividends               Seeks long-term capital appreciation,        Franklin Advisory Services, LLC
     Securities Fund - Class 2             with preservation of capital as an
                                           important consideration.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class II              investments.                                 Inc

   Legg Mason Partners Variable Total      Seeks to obtain above-average income.        Salomon Brothers Asset Management
     Return Portfolio - Class II                                                        Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class II

MET INVESTORS SERIES TRUST

   Oppenheimer Capital Appreciation        Seeks capital appreciation.                  Met Investors Advisory LLC
     Portfolio - Class B                                                                Subadviser: OppenheimerFunds, Inc.

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors,
                                                                                        Inc.

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                          Subadviser: OppenheimerFunds, Inc.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer America Income VCT              Seeks as high a level of current income      Pioneer Investment Management, Inc.
     Portfolio - Class II                  as is consistent with preservation of
                                           capital.

   Pioneer AmPac Growth VCT Portfolio      Seeks long term capital growth.              Pioneer Investment Management, Inc.
     - Class II                                                                         Subadviser: L. Roy Papp &
                                                                                        Associates, LLP

   Pioneer Balanced VCT Portfolio -        Seeks capital growth and current income      Pioneer Investment Management, Inc.
     Class II                              by actively managing investments in a        Subadviser: Prudential Investment
                                           diversified portfolio of equity              Management, Inc.
                                           securities.

   Pioneer Cullen Value VCT Portfolio      Seeks capital appreciation, with current     Pioneer Investment Management, Inc.
     - Class II                            income as a secondary objective.             Subadviser: Cullen Capital
                                                                                        Management, Inc.

   Pioneer Emerging Markets VCT            Seeks long-term growth of capital.           Pioneer Investment Management, Inc.
     Portfolio - Class II

   Pioneer Equity Income VCT Portfolio     Seeks current income and long-term           Pioneer Investment Management, Inc.
     - Class II                            growth of capital from a portfolio
                                           consisting primarily of income producing
                                           equity securities of U.S. corporations.

   Pioneer Equity Opportunity VCT          Seeks long-term capital growth. As a         Pioneer Investment Management, Inc.
     Portfolio - Class II                  secondary objective, the portfolio may
                                           seek income.

   Pioneer Europe VCT Portfolio -          Invests in equity securities of European     Pioneer Investment Management, Inc.
     Class II                              issuers for long-term growth of capital.

   Pioneer Fund VCT Portfolio - Class      Invests in a broad list of carefully         Pioneer Investment Management, Inc.
     II                                    selected, reasonably priced securities
                                           for reasonable income and capital growth.

   Pioneer Global High Yield VCT           Seeks to maximize total return through a     Pioneer Investment Management, Inc.
     Portfolio - Class II                  combination of income and capital
                                           appreciation.

   Pioneer Growth Shares VCT Portfolio     Invests primarily in equity securities       Pioneer Investment Management, Inc.
     - Class II                            of U.S. issuers for appreciation of
                                           capital.

   Pioneer High Yield VCT Portfolio -      Invests in below investment grade debt       Pioneer Investment Management, Inc.
     Class II                              securities and preferred stocks to
                                           maximize total return through a
                                           combination of income and capital
                                           appreciation.

   Pioneer Ibbotson Aggressive             Invests in equity securities of European     Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class      issuers for long-term growth of capital.     Subadviser: Ibbotson Associates,
     II                                                                                 LLC

   Pioneer Ibbotson Growth Allocation      Seeks long-term capital growth and           Pioneer Investment Management, Inc.
     VCT Portfolio - Class II              current income.                              Subadviser: Ibbotson Associates,
                                                                                        LLC

   Pioneer Ibbotson Moderate               Seeks long-term capital growth and           Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class      current income.                              Subadviser: Ibbotson Associates,
     II                                                                                 LLC

   Pioneer International Value VCT         Invests primarily in equity securities       Pioneer Investment Management, Inc.
     Portfolio - Class II                  of non-U.S. issuers for long-term growth
                                           of capital.

   Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by investing      Pioneer Investment Management, Inc.
     - Class II                            in a diversified portfolio of securities
                                           consisting primarily of common stocks.

   Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation.                  Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                           Subadviser: Oak Ridge Investments,
                                                                                        LLC

   Pioneer Real Estate Shares VCT          Invests primarily in equity securities       Pioneer Investment Management, Inc.
     Portfolio - Class II                  of REITs and other real estate industry      Subadviser: AEW Management and
                                           issuers for long-term growth of capital.     Advisors, L.P.
                                           Current income is the portfolio's
                                           secondary investment objective.

   Pioneer Small and Mid Cap Growth        Seeks long term capital growth.              Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                           Subadviser: L. Roy Papp &
                                                                                        Associates, LLP

   Pioneer Small Cap Value VCT             Seeks capital growth by investing in a       Pioneer Investment Management, Inc.
     Portfolio - Class II                  diversified portfolio of securities,
                                           consisting primarily of equity
                                           securities of small companies.

   Pioneer Small Company VCT Portfolio     Seeks capital growth by investing in a       Pioneer Investment Management, Inc.
                                           diversified portfolio of securities,
                                           consisting primarily of equity
                                           securities of small companies.

   Pioneer Strategic Income VCT            Invests in debt securities for a high        Pioneer Investment Management, Inc.
     Portfolio - Class II                  level of current income.

   Pioneer Value VCT Portfolio - Class     Seeks reasonable income and capital          Pioneer Investment Management, Inc.
     II                                    growth.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                    FORMER NAME                                                         NEW NAME
--------------------------------------------------                -----------------------------------------------------

GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
   Total Return Fund                                                  Legg Mason Partners Variable Total Return Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.

               FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------                 -----------------------------------------------------
--                                                                 METROPOLITAN SERIES FUND, INC.

MONEY MARKET PORTFOLIO                                                BlackRock Money Market Portfolio

PIONEER VARIABLE CONTRACTS TRUST                                   PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Small Company VCT Portfolio*                               Pioneer Small Cap Value Portfolio*



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
--------------------------------------------------                 -----------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST

   Oppenheimer Capital Appreciation Fund/VA                           Oppenheimer Capital Appreciation Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 METROPOLITAN SERIES FUND, INC.

   Oppenheimer Global Securities Fund/VA                              Oppenheimer Global Equity Portfolio



 * Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
     0 years                  1 year                 6%
     1 year                   2 years                5%
     2 years                  3 years                4%
     3 years                  4 years                3%
     4+ years                                        0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:


      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



      -     if a lifetime annuity payout has begun, after the first Contract
            Year



      -     under the Managed Distribution Program, or



      - if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.


Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial Institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II:
0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "Living Benefits-- Guaranteed Minimum Withdrawal Benefit for Life" ). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract.You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:



   YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
----------------------------------------      -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 year                 6%
        1 year                2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4 +years                                     0%


Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;


      -     the death benefit will not be payable upon the Annuitant's death



      -     the Contingent Annuitant becomes the Annuitant



      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80,
the death benefit will be the greatest of:    -     the Contract Value on the
                                                    Death Report Date;

                                              -     your adjusted Purchase
                                                    Payment (see below);*

                                              -     the Step-Up Value, if any,
                                                    as described below

                                              -     the Roll-Up Death Benefit
                                                    Value (as described below)

If the Annuitant dies on or after age 80,
the death benefit will be the greatest of:    -     the Contract Value on the
                                                    Death Report Date;

                                              -     your adjusted Purchase
                                                    Payment (see below) or*

                                              -     the Step-Up Value, if any,
                                                    as described below, or


                                              -     the Roll-Up Death Benefit
                                                    Value (as described below)
                                                    on the Annuitant's 80th
                                                    birthday, plus any
                                                    additional Purchase Payments
                                                    and minus any partial
                                                    surrender reductions (as
                                                    described below) that occur
                                                    after the Annuitant's 80th
                                                    birthday.



--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).


** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).


PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



      50,0000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



      50,0000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



      50,0000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



         50,0000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                   UNLESS. . .                 RULES APPLY*
--------------------------------      ------------------------     ------------------------------------   ------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to             Yes
ANNUITANT)                            owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the beneficiary
                                                                   may decline to continue the Contract
                                                                   and instruct the Company to pay the
                                                                   beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant and
                                                                   the Contract continues in effect
                                                                   (generally using the original
                                                                   Maturity Date). The proceeds will
                                                                   then be paid upon the death of the
                                                                   Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                      Contract Owner.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.


                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                   UNLESS. . .                  RULES APPLY*
--------------------------------      ------------------------     ------------------------------------   ----------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to              Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                      N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                      N/A
                                      payable; Contract
                                      continues.


--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", "GMWB III" and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.



NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------  -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:               Principal                         Principal                        Principal
                           Guarantee                      Guarantee 5/10                     Guarantee 5

 AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                GMWB II is not approved in your                state                            state
                             state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:



                                                                            GMWB I              GMWB II           GMWB III
                                                                          ----------          ----------         ---------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:
If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      CONTRACT                                     CONTRACT
                        VALUE        RBB           AWB (5%)          VALUE             RBB              AWB (5%)
                      --------   -----------   -----------------   --------     -----------------  --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000     $100,000         $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000     $100,000         $5,000          $85,000         $100,000             $5,000


PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                 500                             $11,765             $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $10,000               $500            $10,000          $11,765             $588

VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL



WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------    -------------------    -----------------   --------     -----------------  --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                          x10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $8,696                $435            $10,000         $11,265              $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



                  -     a qualified retirement plan (Code Section 401),



                  -     a tax-sheltered annuity (Code Section 403(b)),



                  -     an individual retirement account (Code Sections 408(a)),



                  - an individual retirement annuity (Code Section 408(b)), or



                  -     a qualified deferred compensation plan (Code Section
                        457).


            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                         GMWB I                           GMWB II                         GMWB III
                                         ------                           -------                         --------
Current Annual Charge                     0.40%                            0.50%                            0.25%
Maximum Annual Charge                     1.00%                            1.00%                             N/A
After a Reset


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently, you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III


The following chart may help you decide which version of GMWB is best for you.


                                       GMWB I                          GMWB II                         GMWB III
                           -----------------------------   -----------------------------     ----------------------------
AWB                        5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary         before 3rd anniversary
                                10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd            withdrawal after 3rd
                                    anniversary                    anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                            anniversary of GMWB purchase     anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")



SUMMARY OF BENEFITS At the time your purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:



      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this Prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this Prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                                                  MINIMUM AGE TO BE ELIGIBLE TO
                                                          RECEIVE LWB
                                                  -----------------------------
Single Life Option                                         59-1/2 years
Joint Life Option                                            65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



SINGLE LIFE OPTION                                                                                              LWB
------------------                                                                                           ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                          7% of RBB

JOINT LIFE OPTION

If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 15th anniversary:                                          7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the

Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.



You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in ay reset of the RBB (see the Reset section below).



WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.



These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                               WITHDRAWAL EXAMPLE



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      --------------------------------------------------     -----------------------------------------------
                      CONTRACT                                                                                 LWB (5%)
                        VALUE           RBB                    LWB (5%)       CONTRACT          RBB              VALUE
                      --------    -------------------      -------------     ---------       ----------        -------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000    $           100,000      $       5,000     $ 100,000       $  100,000        $       5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL AND
AFTER THE FIRST
GMWB ANNIVERSARY      $115,000    $           115,000      $       5,750     $  85,000       $  100,000        $       5,000

PARTIAL WITHDRAWAL       n/a      $            10,000      $         500        n/a          $   11,765        $         588
REDUCTION
                                  $115,000 x ($10,000      $5,750 x (1 -                     $100,000 x        $5,000 x (1 -
                                      / $115,000)           ($105,000 /                      ($10,000 /          ($88,235 /
                                                           $    115,000))                    $   85,000)       $     100,000)

GREATER OF PWR OR                 $            10,000                                        $   11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                 ($10,000 = $10,000)                                        ($11,765>
                                                                                             $   10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000    $            10,000      $         500     $  10,000       $   11,765        $         588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000    $           105,000      $       5,250     $  75,000       $   88,235        $       4,412



RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.



      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.



If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments made within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this Prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "FEE TABLE" for the charges associated with the Variable Funding Options.

PERMITTED VARIABLE FUNDING OPTIONS:



            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.



               Legg Mason Partners Variable Total Return Portfolio



            METROPOLITAN SERIES FUND, INC.



               Black Rock Money Market Portfolio



            PIONEER VARIABLE CONTRACTS TRUST



               Pioneer Ibbotson Growth Allocation VCT Portfolio



               Pioneer Ibbotson Moderate Allocation VCT Portfolio



               Pioneer America Income VCT Portfolio



               Pioneer Global High Yield VCT Portfolio



               Pioneer Strategic Income VCT Portfolio



               Pioneer High Yield VCT Portfolio



               Pioneer Balanced VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset but will never exceed 1.50%.



                                                               CURRENT CHARGE
                                                               --------------
GMWB for Life (Single Life Option)                                  0.65%
GMWB for Life (Joint Life Option)                                   0.80%



ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Section 401(a)(9) of the Code and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
            Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a non-qualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or



      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from non-qualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      - you make a full withdrawal of your Contract Value (outside the program);



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or



      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.



EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider such as the GMWB for Life rider.



CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase

            Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                          ---------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                          --------       -----------     --------------    --------------     ------------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000       $   100,000     Not Applicable    $      100,000     $   100,000      Not Applicable

VALUE AS OF RIDER
MATURITY DATE             $115,000       $   100,000     $      100,000    $       85,000     $   100,000      $      100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                               $       0(1)                                         $    15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                          ---------------------------------------------        --------------------------------------------
                                                               BASE                                                BASE
                          CONTRACT         PURCHASE         CALCULATION                            PURCHASE     CALCULATION
                            VALUE           PAYMENT           AMOUNT           CONTRACT VALUE       PAYMENT       AMOUNT
                          --------      --------------      -----------        --------------   --------------  -----------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000      $      100,000      $   100,000        $      100,000   $      100,000  $   100,000

VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $   100,000        $      120,000   Not Applicable  $   100,000

VALUE AFTER
ADDITIONAL PURCHASE
PAYMENT                   $130,000      $       10,000      $   110,000        $      130,000   $       10,000  $   100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    REDUCTION TO BASE
                               VALUE             AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000          $       10,000        $        8,696      $        10,000

                                                             ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235          $       10,000        $       11,765       $       11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS
METROPOLITAN SERIES FUND, INC.
      Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Pioneer America Income VCT Portfolio
      Pioneer Global High Yield VCT Portfolio
      Pioneer High Yield VCT Portfolio
      Pioneer Strategic Income VCT Portfolio


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.



This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.


CANCELLATION OF THE GMAB RIDER


You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.



GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your a net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum

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periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full;

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during the remainder of the right to return period, we will refund the Contract
Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                             THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of the Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

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All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

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GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings


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


and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


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Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and the spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an


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annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATION (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION



THE INSURANCE COMPANIES



Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information--"DISTRIBUTION AND

PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC, Met Investors Advisory LLC and Pioneer Investment Management, Inc. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------

   Money Market Portfolio (3/02)                               2005        0.977           0.987             697,307
                                                               2004        0.986           0.977             810,036
                                                               2003        0.996           0.986             146,533
                                                               2002        1.000           0.996             503,034

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.077           1.148             311,523
                                                               2004        1.032           1.077             184,576
                                                               2003        1.000           1.032                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.163           1.225              63,045
                                                               2004        1.043           1.163              50,867
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.125           1.143             613,332
                                                               2004        1.033           1.125             283,469
                                                               2003        1.000           1.033                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267           1.303             828,548
                                                               2004        1.158           1.267             703,458
                                                               2003        0.859           1.158             247,570
                                                               2002        1.228           0.859              73,361
                                                               2001        1.000           1.228                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369           1.481            1,323,471
                                                               2004        1.177           1.369              672,403
                                                               2003        0.907           1.177              254,384
                                                               2002        1.134           0.907              136,180
                                                               2001        1.000           1.134                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2005        1.128           1.215              373,581
                                                               2004        1.057           1.128              232,001
                                                               2003        1.000           1.057                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.101           1.134              483,869
                                                               2004        1.052           1.101              345,115
                                                               2003        1.000           1.052                    -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.261           1.412              514,105
                                                               2004        1.080           1.261              255,642
                                                               2003        1.000           1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.999           0.993                  462
                                                               2004        1.000           0.999                    -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.014           1.013              482,425
                                                               2004        1.002           1.014              339,787
                                                               2003        1.000           1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.061           1.080              218,844
                                                               2004        1.033           1.061              126,383
                                                               2003        1.000           1.033                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Cullen Value VCT Portfolio - Class II               2005        1.000           1.099              95,526
   Shares (3/05)

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.311           1.771              32,531
                                                               2004        1.125           1.311               5,170
                                                               2003        1.000           1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.212           1.255             456,853
                                                               2004        1.064           1.212             213,388
                                                               2003        1.000           1.064                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.999               1,630

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.270           1.344              20,166
                                                               2004        1.094           1.270               7,246
                                                               2003        1.000           1.094                   -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.147           1.193              35,851
                                                               2004        1.053           1.147              34,036
                                                               2003        1.000           1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.045             233,120

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.075           1.089              26,122
                                                               2004        1.030           1.075              26,797
                                                               2003        1.000           1.030                   -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.084           1.082             674,991
                                                               2004        1.025           1.084             431,399
                                                               2003        1.000           1.025                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.086              16,812

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio -          2005        1.000           1.070                   -
   Class II Shares (5/05)

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (7/05)                                      2005        1.003           1.049                   -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.270           1.437             148,345
                                                               2004        1.093           1.270             121,874
                                                               2003        1.000           1.093                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.257           1.328             440,871
                                                               2004        1.051           1.257             203,225
                                                               2003        1.000           1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2005        1.093           1.161             164,716
                                                               2004        1.000           1.093              10,877

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.388           1.565              98,701
                                                               2004        1.044           1.388              50,021
                                                               2003        1.000           1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (3/04)                                             2005        1.071           1.100              17,942
                                                               2004        1.000           1.071              11,558

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.250           1.363             134,394
                                                               2004        1.062           1.250               8,762
                                                               2003        1.000           1.062                   -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.154           1.152              14,718
                                                               2004        1.038           1.154               5,951
                                                               2003        1.000           1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.105           1.112             678,216
                                                               2004        1.024           1.105             177,857
                                                               2003        1.000           1.024                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.161           1.193             111,712
                                                               2004        1.062           1.161              92,827
                                                               2003        1.000           1.062                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.067                 587

   Total Return Fund - Class II (11/03)                        2005        1.106           1.118              95,435
                                                               2004        1.038           1.106              21,743
                                                               2003        1.000           1.038                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.992           0.993              12,874
                                                               2004        1.000           0.992                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.052           1.112                   -
                                                               2004        1.000           1.052                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.063           1.109                   -
                                                               2004        1.000           1.063                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.070           1.077                   -
                                                               2004        1.000           1.070                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.083           1.104                   -
                                                               2004        1.000           1.083                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.154           1.236               9,241
                                                               2004        1.000           1.154                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2005        1.050           1.121                   -
                                                               2004        1.000           1.050                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.045           1.066                   -
                                                               2004        1.000           1.045                   -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.166           1.295                   -
                                                               2004        1.000           1.166                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.990           0.975                -
                                                               2004        1.000           0.990                -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.030           1.020                -
                                                               2004        1.000           1.030                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.024           1.033                -
                                                               2004        1.000           1.024                -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                -

   Pioneer Cullen Value VCT Portfolio - Class II
   Shares (3/05)                                               2005        1.000           1.092                -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.293           1.731                -
                                                               2004        1.000           1.293                -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.123           1.153                -
                                                               2004        1.000           1.123                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.996                -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.175           1.233                -
                                                               2004        1.000           1.175                -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.088           1.121                -
                                                               2004        1.000           1.088                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.039                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.079           1.083                 -
                                                               2004        1.000           1.079                 -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.083           1.071                 -
                                                               2004        1.000           1.083                 -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.080                 -

   Pioneer Ibbotson Growth Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.065                 -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (7/05)                                      2005        1.003           1.044                 -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.168           1.309                 -
                                                               2004        1.000           1.168                 -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.141           1.195                 -
                                                               2004        1.000           1.141                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2005        1.068           1.124                 -
                                                               2004        1.000           1.068                 -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.305           1.459                 -
                                                               2004        1.000           1.305                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (3/04)                                             2005        1.008           1.026                 -
                                                               2004        1.000           1.008                 -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.151           1.245                 -
                                                               2004        1.000           1.151                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.106           1.093                 -
                                                               2004        1.000           1.106                 -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.096           1.093                 -
                                                               2004        1.000           1.096                 -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.084           1.104                 -
                                                               2004        1.000           1.084                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.061                 -

   Total Return Fund - Class II (11/03)                        2005        1.051           1.053                 -
                                                               2004        1.000           1.051                 -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT -Class II shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT -Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (5/02)                               2005        0.977           0.987             150,830
                                                               2004        0.986           0.977             673,304
                                                               2003        0.996           0.986             855,860
                                                               2002        0.999           0.996             802,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.077           1.148              77,021
                                                               2004        1.032           1.077              47,287
                                                               2003        1.000           1.032                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.163           1.225              21,026
                                                               2004        1.043           1.163              15,653
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.125           1.143             100,659
                                                               2004        1.033           1.125              46,550
                                                               2003        1.000           1.033                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303             683,312
                                                               2004        1.158           1.267             909,411
                                                               2003        0.859           1.158             907,594
                                                               2002        1.228           0.859             479,572
                                                               2001        1.000           1.228              19,240

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.369           1.481            2,258,919
                                                               2004        1.177           1.369            1,963,706
                                                               2003        0.907           1.177            1,293,188
                                                               2002        1.134           0.907              589,742
                                                               2001        1.000           1.134               29,133

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2005        1.128           1.215               58,534
                                                               2004        1.057           1.128               36,753
                                                               2003        1.000           1.057                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.101           1.134                6,481
                                                               2004        1.052           1.101                  257
                                                               2003        1.000           1.052                    -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.261           1.412               66,606
                                                               2004        1.080           1.261               34,230
                                                               2003        1.000           1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.999           0.993                    -
                                                               2004        1.000           0.999                    -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.014           1.013               98,883
                                                               2004        1.002           1.014              104,018
                                                               2003        1.000           1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.061           1.080               26,998
                                                               2004        1.033           1.061                9,421
                                                               2003        1.000           1.033                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Cullen Value VCT Portfolio - Class II               2005        0.990           1.099                   -
   Shares (4/05)

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.311           1.771               2,693
                                                               2004        1.125           1.311               2,258
                                                               2003        1.000           1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.212           1.255             112,338
                                                               2004        1.064           1.212              46,366
                                                               2003        1.000           1.064                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000           0.999                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.270           1.344              14,289
                                                               2004        1.094           1.270              14,289
                                                               2003        1.000           1.094                   -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.147           1.193              67,099
                                                               2004        1.053           1.147              60,415
                                                               2003        1.000           1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.011           1.045               4,870

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.075           1.089                   -
                                                               2004        1.030           1.075                   -
                                                               2003        1.000           1.030                   -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2005        1.084           1.082             360,478
                                                               2004        1.025           1.084             234,397
                                                               2003        1.000           1.025                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.057           1.086                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio -          2005        1.036           1.070                   -
   Class II Shares (8/05)

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000           1.049              50,495

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.270           1.437                   -
                                                               2004        1.093           1.270                   -
                                                               2003        1.000           1.093                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.257           1.328              46,642
                                                               2004        1.051           1.257              10,917
                                                               2003        1.000           1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2005        1.093           1.161             115,364
                                                               2004        1.039           1.093              17,469

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.388           1.565              61,693
                                                               2004        1.044           1.388              26,252
                                                               2003        1.000           1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (5/04)                                             2005        1.071           1.100              40,971
                                                               2004        1.041           1.071                   -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.250           1.363              30,867
                                                               2004        1.062           1.250               4,495
                                                               2003        1.000           1.062                   -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.154           1.152              24,585
                                                               2004        1.038           1.154               8,427
                                                               2003        1.000           1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.105           1.112             210,034
                                                               2004        1.024           1.105             122,491
                                                               2003        1.000           1.024                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.161           1.193              15,707
                                                               2004        1.062           1.161              19,453
                                                               2003        1.000           1.062                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026           1.067                   -

   Total Return Fund - Class II (12/03)                        2005        1.106           1.118              53,918
                                                               2004        1.038           1.106              47,717
                                                               2003        1.000           1.038                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (5/02)                               2005        0.992           0.993              5,333
                                                               2004        1.000           0.992                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.052           1.112                  -
                                                               2004        1.000           1.052                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.063           1.109                  -
                                                               2004        1.000           1.063                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.070           1.077                  -
                                                               2004        1.000           1.070                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.083           1.104              1,686
                                                               2004        1.000           1.083                  -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.154           1.236                  -
                                                               2004        1.000           1.154                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2005        1.050           1.121                  -
                                                               2004        1.000           1.050                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.045           1.066                  -
                                                               2004        1.000           1.045                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.166           1.295                  -
                                                               2004        1.000           1.166                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.990           0.975                  -
                                                               2004        1.000           0.990                  -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.030           1.020              8,535
                                                               2004        1.000           1.030                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.024           1.033                  -
                                                               2004        1.000           1.024                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.990           1.092              1,708

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.293           1.731              1,311
                                                               2004        1.000           1.293                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.123           1.153                  -
                                                               2004        1.000           1.123                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000           0.996                  -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.175           1.233                  -
                                                               2004        1.000           1.175                  -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.088           1.121                  -
                                                               2004        1.000           1.088                  -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010           1.039              8,716

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.079           1.083                  -
                                                               2004        1.000           1.079                  -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2005        1.083           1.071                  -
                                                               2004        1.000           1.083                  -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.055           1.080                  -

   Pioneer Ibbotson Growth Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.033           1.065             35,696

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000           1.044             24,183

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.168           1.309              1,584
                                                               2004        1.000           1.168                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.141           1.195              1,489
                                                               2004        1.000           1.141                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2005        1.068           1.124              1,664
                                                               2004        1.000           1.068                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.305           1.459                  -
                                                               2004        1.000           1.305                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (5/04)                                             2005        1.008           1.026                  -
                                                               2004        1.000           1.008                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.151           1.245                  -
                                                               2004        1.000           1.151                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.106           1.093                  -
                                                               2004        1.000           1.106                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.096           1.093              8,066
                                                               2004        1.000           1.096                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.084           1.104                  -
                                                               2004        1.000           1.084                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.025           1.061              1,716

   Total Return Fund - Class II (12/03)                        2005        1.051           1.053                  -
                                                               2004        1.000           1.051                  -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT Portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D



            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
              (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON
                       THE DATE THE CONTRACT IS ISSUED.)



If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.



An eligible nursing home is defined as an institution or special nursing unit of a hospital which:



      (a)   is Medicare approved as a provider of skilled nursing care services;
            and



      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



                                       OR



Meets all of the following standards:



      (a) is licensed as a nursing care facility by the state in which it is licensed;



      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;



      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;



      (d) provides, as a primary function, nursing care and room and board; and charges for these services;



      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);



      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and



      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



We will not waive withdrawal charges if confinement is due to one or more of the following causes:



      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis



      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician



      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed



      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician



      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.



FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.



The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Registered  Public Accounting Firm
                Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us, at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    ______________________________________________________________

Address: ______________________________________________________________

Check Box:

[  ] MIC-Book-04-08-81-82-83

[  ] MLAC-Book-04-08-81-82-83



Book 83                                                              May 1, 2006

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                            PIONEER ANNUISTAR(SM) FLEX


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY......................................          2
PRINCIPAL UNDERWRITER......................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..........          2
VALUATION OF ASSETS........................................          3
FEDERAL TAX CONSIDERATIONS.................................          5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............          9
CONDENSED FINANCIAL INFORMATION............................         10
FINANCIAL STATEMENTS.......................................          1



* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.



                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Ten for Variable Annuities (formerly known as The Travelers Separate Account Ten for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.



                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions


                   UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                    MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----               --------------------------------        ----------------------------------
2005                         $ 94,264,724                                  $0

2004                         $125,706,000                                  $0

2003                         $121,901,000                                  $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.

AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant.

The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of Travelers Separate Account Ten for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Ten for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.



                                    VINTAGE 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.111           1.287               48,830
                                                               2004        0.949           1.111               48,121
                                                               2003        0.775           0.949               47,448
                                                               2002        0.876           0.775               13,963

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        0.991           1.025              205,665
                                                               2004        0.956           0.991              326,881
                                                               2003        0.780           0.956              329,058
                                                               2002        1.142           0.780              360,945
                                                               2001        1.000           1.142               71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107           1.135              191,901
                                                               2004        1.016           1.107              193,936
                                                               2003        0.785           1.016              182,023
                                                               2002        1.000           0.785              102,137

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.028           1.156              345,897
                                                               2004        0.968           1.028              372,515
                                                               2003        0.801           0.968              394,719
                                                               2002        1.182           0.801              422,138
                                                               2001        1.000           1.182              170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.463           1.635              935,404
                                                               2004        1.316           1.463            1,024,798
                                                               2003        0.993           1.316            1,046,278
                                                               2002        1.187           0.993            1,010,551
                                                               2001        1.000           1.187              198,467

   Growth Fund - Class 2 Shares (10/01)                        2005        1.353           1.540            3,020,263
                                                               2004        1.227           1.353            3,308,359
                                                               2003        0.916           1.227            2,615,035
                                                               2002        1.237           0.916            1,878,262
                                                               2001        1.000           1.237              983,277

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.282           1.330            4,072,523
                                                               2004        1.186           1.282            4,515,478
                                                               2003        0.914           1.186            4,287,113
                                                               2002        1.143           0.914            3,413,144
                                                               2001        1.000           1.143              514,638

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.609           1.690              247,390
                                                               2004        1.250           1.609              316,497
                                                               2003        0.952           1.250              324,500
                                                               2002        1.046           0.952              254,096

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297               50,359
                                                               2004        1.074           1.201               44,617
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294               14,965
                                                               2004        1.067           1.199               14,965
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.031                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.259           1.292              125,936
                                                               2004        1.153           1.259              171,589
                                                               2003        0.857           1.153              155,747
                                                               2002        1.227           0.857              175,953
                                                               2001        1.000           1.227                1,300

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138           1.233              492,496
                                                               2004        1.031           1.138              486,766
                                                               2003        0.841           1.031              406,480
                                                               2002        1.000           0.841              111,997

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761           2.199               41,387
                                                               2004        1.442           1.761               34,887
                                                               2003        1.000           1.442               22,887

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.361           1.469              810,097
                                                               2004        1.172           1.361              886,919
                                                               2003        0.904           1.172              503,783
                                                               2002        1.134           0.904              319,815
                                                               2001        1.000           1.134               47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.160           1.237              139,787
                                                               2004        1.020           1.160               70,887
                                                               2003        0.788           1.020               27,006
                                                               2002        0.830           0.788               17,719

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.194           1.220            1,309,180
                                                               2004        1.120           1.194            1,589,270
                                                               2003        0.918           1.120            1,269,264
                                                               2002        1.136           0.918              996,324
                                                               2001        1.000           1.136              237,326

   Diversified Strategic Income Portfolio (10/01)              2005        1.189           1.195              595,922
                                                               2004        1.137           1.189              677,014
                                                               2003        1.039           1.137              641,867
                                                               2002        1.011           1.039              308,520
                                                               2001        1.000           1.011               32,007

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.173           1.198              401,863
                                                               2004        1.086           1.173              474,749
                                                               2003        0.867           1.086              389,159
                                                               2002        1.141           0.867              162,856
                                                               2001        1.000           1.141                    -

   Fundamental Value Portfolio (10/01)                         2005        1.301           1.336            1,288,808
                                                               2004        1.227           1.301            1,688,943
                                                               2003        0.904           1.227            1,862,138
                                                               2002        1.172           0.904            1,831,590
                                                               2001        1.000           1.172              423,086

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.270           1.394                1,665
                                                               2004        1.076           1.270               40,908
                                                               2003        0.815           1.076               41,944
                                                               2002        1.158           0.815               38,099
                                                               2001        1.000           1.158               28,104

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497           1.525               16,382
                                                               2004        1.330           1.497                6,366
                                                               2003        1.000           1.330                4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368           1.383            1,032,878
                                                               2004        1.239           1.368            1,022,255
                                                               2003        1.000           1.239              136,043

   Mid-Cap Value Portfolio (5/03)                              2005        1.524           1.616              770,368
                                                               2004        1.254           1.524              681,732
                                                               2003        1.000           1.254              241,207

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.113              334,031
                                                               2004        1.043           1.113              366,107
                                                               2003        1.000           1.043              162,740

   Total Return Portfolio - Administrative Class (10/01)       2005        1.132           1.137            3,743,613
                                                               2004        1.102           1.132            5,138,114
                                                               2003        1.071           1.102            5,603,583
                                                               2002        1.002           1.071            4,649,600
                                                               2001        1.000           1.002              359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.159           1.218                8,375
                                                               2004        1.100           1.159              155,269
                                                               2003        0.850           1.100              172,684
                                                               2002        1.233           0.850               67,678
                                                               2001        1.000           1.233                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.315           1.445             208,427
                                                               2004        1.155           1.315             245,992
                                                               2003        0.917           1.155             262,993
                                                               2002        1.137           0.917             209,372
                                                               2001        1.000           1.137               4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.771           1.858             308,379
                                                               2004        1.433           1.771             400,281
                                                               2003        0.977           1.433             407,261
                                                               2002        1.220           0.977             286,310
                                                               2001        1.000           1.220              98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.196           1.219             679,420
                                                               2004        1.127           1.196             840,635
                                                               2003        0.827           1.127             867,910
                                                               2002        1.127           0.827             838,091
                                                               2001        1.000           1.127              74,887

   Investors Fund - Class I (10/01)                            2005        1.197           1.250             503,864
                                                               2004        1.107           1.197             545,432
                                                               2003        0.854           1.107             636,125
                                                               2002        1.133           0.854             526,307
                                                               2001        1.000           1.133              14,994

   Small Cap Growth Fund - Class I (11/01)                     2005        1.320           1.357             187,911
                                                               2004        1.171           1.320             249,354
                                                               2003        0.802           1.171             295,575
                                                               2002        1.255           0.802             244,170
                                                               2001        1.000           1.255              22,533

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.001           0.979              40,671
                                                               2004        0.989           1.001             109,047
                                                               2003        0.817           0.989             111,489
                                                               2002        1.127           0.817              40,123
                                                               2001        1.000           1.127                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.139           1.186             104,096
                                                               2004        1.130           1.139             110,268
                                                               2003        0.859           1.130              94,650
                                                               2002        1.197           0.859              85,309
                                                               2001        1.000           1.197                 917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426           1.470           1,339,162
                                                               2004        1.365           1.426           1,369,104
                                                               2003        1.060           1.365           1,487,421
                                                               2002        1.000           1.060             156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274           1.301           1,334,895
                                                               2004        1.238           1.274           1,507,174
                                                               2003        1.037           1.238           1,222,514
                                                               2002        1.000           1.037             220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493           1.559             290,312
                                                               2004        1.382           1.493             313,379
                                                               2003        1.073           1.382             269,336
                                                               2002        1.000           1.073             155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411           1.432             155,585
                                                               2004        1.349           1.411             102,417
                                                               2003        1.068           1.349              54,230
                                                               2002        1.000           1.068              13,418

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.189           1.266              23,272
                                                               2004        1.139           1.189             101,154
                                                               2003        0.899           1.139             100,587
                                                               2002        1.206           0.899              99,352
                                                               2001        1.000           1.206              12,840

   Equity Income Portfolio (11/01)                             2005        1.317           1.348             528,779
                                                               2004        1.224           1.317             611,967
                                                               2003        0.952           1.224             607,249

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                          ----    -------------   -------------     ---------------
Equity Income Portfolio  (continued)                        2002        1.129           0.952              397,607
                                                            2001        1.000           1.129               10,873

Large Cap Portfolio (10/01)                                 2005        1.096           1.167              113,401
                                                            2004        1.050           1.096              141,124
                                                            2003        0.860           1.050              147,137
                                                            2002        1.137           0.860               95,934
                                                            2001        1.000           1.137                8,222

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.107                    -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.018                    -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.052                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.085                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.011           1.029                    -

Mercury Large Cap Core Portfolio (12/01)                    2005        1.137           1.249              223,030
                                                            2004        1.002           1.137              248,325
                                                            2003        0.844           1.002              264,799
                                                            2002        1.151           0.844              226,138
                                                            2001        1.000           1.151               20,414

MFS Emerging Growth Portfolio (11/01)                       2005        1.096           1.063                    -
                                                            2004        0.993           1.096              184,761
                                                            2003        0.785           0.993              185,305
                                                            2002        1.218           0.785              322,036
                                                            2001        1.000           1.218               25,458

MFS Mid Cap Growth Portfolio (6/02)                         2005        0.822           0.830              279,928
                                                            2004        0.736           0.822               33,092
                                                            2003        0.548           0.736               29,675
                                                            2002        0.625           0.548                4,683
MFS Total Return Portfolio (10/01)                          2005        1.250           1.261            2,554,221
                                                            2004        1.144           1.250            2,980,414
                                                            2003        1.002           1.144            2,969,160

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                          ----    -------------   -------------     ---------------
MFS Total Return Portfolio  (continued)                     2002        1.080           1.002               2,625,598
                                                            2001        1.000           1.080                 476,441

MFS Value Portfolio (5/04)                                  2005        1.117           1.165                  28,462
                                                            2004        0.972           1.117                  14,572

Mondrian International Stock Portfolio (8/02)               2005        1.202           1.290                 467,418
                                                            2004        1.060           1.202                 421,402
                                                            2003        0.842           1.060                 377,074
                                                            2002        0.844           0.842                  10,138

Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370                   7,103
                                                            2004        1.212           1.319                   3,681
                                                            2003        1.000           1.212                       -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.037                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108                  67,722
                                                            2004        0.982           1.091                   7,038

Strategic Equity Portfolio (11/01)                          2005        1.047           1.047                 241,361
                                                            2004        0.970           1.047                 326,300
                                                            2003        0.747           0.970                 343,430
                                                            2002        1.148           0.747                 286,272
                                                            2001        1.000           1.148                  85,438

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.112                       -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.108                       -

Travelers Managed Income Portfolio (10/01)                  2005        1.050           1.043                 642,511
                                                            2004        1.042           1.050                 997,824
                                                            2003        0.981           1.042               1,082,482
                                                            2002        0.980           0.981                 969,658
                                                            2001        1.000           0.980                 126,164

Van Kampen Enterprise Portfolio (11/01)                     2005        1.034           1.092                  33,146
                                                            2004        1.016           1.034                  98,222
                                                            2003        0.826           1.016                 101,564

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio  (continued)                2002        1.193           0.826             105,425
                                                               2001        1.000           1.193              46,933

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991               8,759
                                                               2004        0.997           0.989              19,753
                                                               2003        1.000           0.997                 579

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.136           1.242           2,286,488
                                                               2004        1.054           1.136           2,791,114
                                                               2003        0.800           1.054           2,170,608
                                                               2002        1.212           0.800           2,025,793
                                                               2001        1.000           1.212             522,726

   Smith Barney High Income Portfolio (10/01)                  2005        1.329           1.336             505,818
                                                               2004        1.228           1.329             808,876
                                                               2003        0.983           1.228             750,091
                                                               2002        1.037           0.983             446,090
                                                               2001        1.000           1.037              29,916

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.226           1.342               3,856
                                                               2004        1.062           1.226               3,856
                                                               2003        0.850           1.062              12,092
                                                               2002        1.168           0.850               6,583
                                                               2001        1.000           1.168               1,076

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.090           1.137             265,411
                                                               2004        1.005           1.090             291,380
                                                               2003        0.804           1.005             357,237
                                                               2002        1.101           0.804             435,549
                                                               2001        1.000           1.101             171,941

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.237           1.275             604,781
                                                               2004        1.258           1.237             714,870
                                                               2003        0.870           1.258             566,137
                                                               2002        1.181           0.870             518,804
                                                               2001        1.000           1.181              61,317

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.343           1.425              388,860
                                                               2004        1.241           1.343              503,915
                                                               2003        0.976           1.241              546,831
                                                               2002        1.232           0.976              485,483
                                                               2001        1.000           1.232               97,391

   Smith Barney Money Market Portfolio (10/01)                 2005        0.967           0.974              204,477
                                                               2004        0.978           0.967              499,541
                                                               2003        0.992           0.978            1,139,300
                                                               2002        1.000           0.992            1,669,540
                                                               2001        1.000           1.000              207,523

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        0.981           1.037              144,555
                                                               2004        0.935           0.981              200,083
                                                               2003        0.750           0.935              194,819
                                                               2002        1.134           0.750              156,956
                                                               2001        1.000           1.134               69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.394           1.432               45,408
                                                               2004        1.231           1.394               78,805
                                                               2003        0.885           1.231               78,918
                                                               2002        1.215           0.885               77,835
                                                               2001        1.000           1.215                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.410           1.614              325,328
                                                               2004        1.248           1.410              357,392
                                                               2003        0.992           1.248              287,237
                                                               2002        1.118           0.992              223,681
                                                               2001        1.000           1.118               74,817

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.411           1.631              355,930
                                                               2004        1.155           1.411              314,692
                                                               2003        0.853           1.155              255,006
                                                               2002        1.000           0.853              148,547

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.340           1.551               73,784
                                                               2004        1.145           1.340                    -
                                                               2003        1.000           1.145                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.152           1.191                    -
                                                               2004        1.112           1.152                    -
                                                               2003        1.000           1.112                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220           1.249               24,523
                                                               2004        1.120           1.220                4,812
                                                               2003        1.000           1.120                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.159           1.304                    -
                                                               2004        1.093           1.159                    -
                                                               2003        1.000           1.093                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.319           1.474              178,975
                                                               2004        1.187           1.319               99,580
                                                               2003        1.000           1.187               75,501

   Growth Fund - Class 2 Shares (10/01)                        2005        1.266           1.440              390,697
                                                               2004        1.149           1.266              222,148
                                                               2003        1.000           1.149               87,646

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.239           1.284              226,936
                                                               2004        1.147           1.239              125,019
                                                               2003        1.000           1.147               87,906

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.470           1.543                    -
                                                               2004        1.143           1.470                    -
                                                               2003        1.000           1.143                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295               12,858
                                                               2004        1.074           1.201                    -
                                                               2003        0.996           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.293               19,763
                                                               2004        1.067           1.199                    -
                                                               2003        1.016           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.031               70,308

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.302           1.336               95,391
                                                               2004        1.192           1.302               73,991
                                                               2003        1.000           1.192               72,821

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232           1.334              122,543
                                                               2004        1.117           1.232                8,209
                                                               2003        1.000           1.117                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542           1.924               12,852
                                                               2004        1.263           1.542                    -
                                                               2003        1.000           1.263                    -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.364           1.472               60,925
                                                               2004        1.175           1.364                    -
                                                               2003        1.000           1.175                    -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.319           1.406                    -
                                                               2004        1.161           1.319                    -
                                                               2003        1.000           1.161                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.192           1.218              26,682
                                                               2004        1.119           1.192              26,682
                                                               2003        1.000           1.119                   -

   Diversified Strategic Income Portfolio (10/01)              2005        1.105           1.110              13,020
                                                               2004        1.057           1.105               9,845
                                                               2003        1.000           1.057                   -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.219           1.245               3,933
                                                               2004        1.130           1.219                   -
                                                               2003        1.000           1.130                   -

   Fundamental Value Portfolio (10/01)                         2005        1.238           1.271              41,533
                                                               2004        1.169           1.238              25,340
                                                               2003        1.000           1.169               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.347           1.478                   -
                                                               2004        1.142           1.347                   -
                                                               2003        1.000           1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344              62,492
                                                               2004        1.173           1.320                   -
                                                               2003        1.000           1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272             102,438
                                                               2004        1.140           1.258                   -
                                                               2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488              85,822
                                                               2004        1.156           1.404              25,827
                                                               2003        1.000           1.156                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115              36,177
                                                               2004        1.046           1.115              24,973
                                                               2003        1.000           1.046               4,700

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (10/01)       2005        1.052           1.056              359,661
                                                               2004        1.024           1.052              191,473
                                                               2003        1.000           1.024               10,207

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.186           1.246                    -
                                                               2004        1.126           1.186                    -
                                                               2003        1.000           1.126                    -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.343           1.475                    -
                                                               2004        1.180           1.343                    -
                                                               2003        1.000           1.180                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.528           1.601               13,871
                                                               2004        1.236           1.528                1,314
                                                               2003        1.000           1.236                1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.241           1.264               37,563
                                                               2004        1.170           1.241               37,563
                                                               2003        1.000           1.170                    -

   Investors Fund - Class I (10/01)                            2005        1.240           1.293                    -
                                                               2004        1.147           1.240                    -
                                                               2003        1.000           1.147                    -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.394           1.432               11,063
                                                               2004        1.236           1.394                    -
                                                               2003        1.000           1.236                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.115           1.090               21,979
                                                               2004        1.101           1.115               57,419
                                                               2003        1.000           1.101                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.160           1.207                   -
                                                               2004        1.151           1.160                   -
                                                               2003        1.000           1.151                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.215             526,827
                                                               2004        1.129           1.179             838,573
                                                               2003        1.000           1.129             120,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.143             371,853
                                                               2004        1.089           1.120             186,971
                                                               2003        1.000           1.089               1,107

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231           1.284             102,069
                                                               2004        1.140           1.231             121,998
                                                               2003        1.000           1.140                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173           1.189              54,027
                                                               2004        1.122           1.173             193,059
                                                               2003        1.000           1.122                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.185           1.262                   -
                                                               2004        1.136           1.185                   -
                                                               2003        1.000           1.136                   -

   Equity Income Portfolio (11/01)                             2005        1.218           1.246                   -
                                                               2004        1.132           1.218                   -
                                                               2003        1.000           1.132                   -

   Large Cap Portfolio (10/01)                                 2005        1.172           1.247                   -
                                                               2004        1.123           1.172                   -
                                                               2003        1.000           1.123                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.106                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                          ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.017                    -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.051                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.084                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.011           1.028                    -

Mercury Large Cap Core Portfolio (12/01)                    2005        1.236           1.357                    -
                                                            2004        1.090           1.236                    -
                                                            2003        1.000           1.090                    -

MFS Emerging Growth Portfolio (11/01)                       2005        1.220           1.183                    -
                                                            2004        1.105           1.220                    -
                                                            2003        1.000           1.105                    -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.264           1.276                    -
                                                            2004        1.132           1.264                    -
                                                            2003        1.000           1.132                    -

MFS Total Return Portfolio (10/01)                          2005        1.177           1.187              262,473
                                                            2004        1.078           1.177              104,798
                                                            2003        1.000           1.078               81,699

MFS Value Portfolio (5/04)                                  2005        1.117           1.164               97,398
                                                            2004        0.972           1.117                    -

Mondrian International Stock Portfolio (8/02)               2005        1.313           1.408               63,679
                                                            2004        1.158           1.313                    -
                                                            2003        1.000           1.158                    -

Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273               24,893
                                                            2004        1.127           1.226                    -
                                                            2003        1.000           1.127                    -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.036                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107               7,102
                                                               2004        0.982           1.091                   -

   Strategic Equity Portfolio (11/01)                          2005        1.205           1.204                   -
                                                               2004        1.116           1.205                   -
                                                               2003        1.000           1.116                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.112                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.107                   -

   Travelers Managed Income Portfolio (10/01)                  2005        1.036           1.029               6,810
                                                               2004        1.029           1.036               5,115
                                                               2003        1.000           1.029                   -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.148           1.212              20,157
                                                               2004        1.128           1.148                   -
                                                               2003        1.000           1.128                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990              33,655
                                                               2004        0.997           0.988              31,864
                                                               2003        1.000           0.997               2,406

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.223           1.337              64,036
                                                               2004        1.136           1.223              54,911
                                                               2003        1.000           1.136                   -

   Smith Barney High Income Portfolio (10/01)                  2005        1.191           1.197              57,438
                                                               2004        1.101           1.191              43,116
                                                               2003        1.000           1.101               2,546

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.354           1.482                   -
                                                               2004        1.173           1.354                   -
                                                               2003        1.000           1.173                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.242           1.296                    -
                                                               2004        1.147           1.242                    -
                                                               2003        1.000           1.147                    -

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.148           1.183               12,773
                                                               2004        1.169           1.148               46,877
                                                               2003        1.000           1.169                    -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.252           1.328               23,642
                                                               2004        1.158           1.252               23,009
                                                               2003        1.000           1.158                    -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.982           0.989               78,034
                                                               2004        0.994           0.982                    -
                                                               2003        1.000           0.994                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.169           1.236                3,267
                                                               2004        1.115           1.169                3,336
                                                               2003        1.000           1.115                2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.397           1.436                1,912
                                                               2004        1.234           1.397                1,478
                                                               2003        1.000           1.234                1,397

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.288           1.474              105,425
                                                               2004        1.141           1.288                    -
                                                               2003        1.000           1.141                    -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.462           1.690               20,828
                                                               2004        1.198           1.462                4,757
                                                               2003        1.000           1.198                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.382           1.597              178,408
                                                               2004        1.183           1.382               70,171
                                                               2003        0.968           1.183               62,961
                                                               2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.218           1.258               27,570
                                                               2004        1.178           1.218               33,748
                                                               2003        0.963           1.178               26,411
                                                               2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349           1.380            1,344,238
                                                               2004        1.241           1.349            1,236,732
                                                               2003        0.960           1.241              854,793
                                                               2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.211           1.360              468,337
                                                               2004        1.143           1.211              459,945
                                                               2003        0.948           1.143              168,663
                                                               2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.445           1.612            6,040,065
                                                               2004        1.302           1.445            5,306,790
                                                               2003        0.984           1.302            2,711,712
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (10/01)                        2005        1.413           1.606           20,721,963
                                                               2004        1.285           1.413           18,572,237
                                                               2003        0.960           1.285           10,866,088
                                                               2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.357           1.404           24,301,428
                                                               2004        1.257           1.357           22,621,936

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares  (continued)            2003        0.971           1.257           13,557,952
                                                               2002        1.000           0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.692           1.773              636,759
                                                               2004        1.317           1.692              544,495
                                                               2003        1.005           1.317              376,157
                                                               2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291              526,467
                                                               2004        1.073           1.199              434,954
                                                               2003        1.000           1.073               14,159

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289              593,796
                                                               2004        1.067           1.197              372,299
                                                               2003        1.000           1.067               10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030              535,471

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.417           1.452            2,752,422
                                                               2004        1.300           1.417            2,926,013
                                                               2003        0.969           1.300            2,045,532
                                                               2002        1.000           0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340           1.448            6,323,482
                                                               2004        1.217           1.340            5,186,994
                                                               2003        0.994           1.217            3,312,164
                                                               2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188            1,150,213
                                                               2004        1.440           1.756              862,804
                                                               2003        1.000           1.440              368,517

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.481           1.596            4,394,621
                                                               2004        1.278           1.481            3,889,690
                                                               2003        0.989           1.278            2,193,501
                                                               2002        1.000           0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.431           1.524              923,889
                                                               2004        1.262           1.431              431,766
                                                               2003        0.976           1.262               87,223
                                                               2002        1.000           0.976                    -

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.265           1.290            5,498,706
                                                               2004        1.190           1.265            5,459,813
                                                               2003        0.977           1.190            3,761,358
                                                               2002        1.000           0.977                    -

   Diversified Strategic Income Portfolio (10/01)              2005        1.152           1.155            2,949,751
                                                               2004        1.103           1.152            3,285,089
                                                               2003        1.010           1.103            2,322,848
                                                               2002        1.000           1.010                    -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.302           1.327            3,053,694
                                                               2004        1.208           1.302            2,973,725
                                                               2003        0.967           1.208            2,335,616
                                                               2002        1.000           0.967                    -

   Fundamental Value Portfolio (10/01)                         2005        1.385           1.419            7,877,497
                                                               2004        1.309           1.385            7,968,858
                                                               2003        0.966           1.309            5,155,503
                                                               2002        1.000           0.966                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.525           1.671              325,878
                                                               2004        1.295           1.525              302,452
                                                               2003        0.983           1.295              210,735
                                                               2002        1.000           0.983                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517              808,709
                                                               2004        1.328           1.492              733,265
                                                               2003        1.000           1.328              316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376            4,573,722
                                                               2004        1.237           1.363            4,464,326
                                                               2003        1.000           1.237            2,342,808

   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608            4,969,282
                                                               2004        1.252           1.519            4,181,113
                                                               2003        1.000           1.252            1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.108            5,187,938
                                                               2004        1.042           1.110            4,627,736
                                                               2003        1.000           1.042            2,203,110

   Total Return Portfolio - Administrative Class (10/01)       2005        1.066           1.067           18,327,374
                                                               2004        1.039           1.066           16,972,145
                                                               2003        1.012           1.039           11,776,640
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.301           1.364               23,720
                                                               2004        1.237           1.301               24,067
                                                               2003        0.958           1.237                4,520
                                                               2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.420           1.557              684,925
                                                               2004        1.249           1.420              694,523
                                                               2003        0.994           1.249              639,013
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.764           1.846            1,216,084
                                                               2004        1.429           1.764            1,053,707

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.429               798,826
                                                               2002        1.000           0.977                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.382           1.406             2,300,359
                                                               2004        1.305           1.382             3,268,365
                                                               2003        0.960           1.305             1,724,848
                                                               2002        1.000           0.960                     -

   Investors Fund - Class I (10/01)                            2005        1.338           1.394             2,512,286
                                                               2004        1.240           1.338             2,820,016
                                                               2003        0.958           1.240             1,330,720
                                                               2002        1.000           0.958                     -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.589           1.630             2,239,133
                                                               2004        1.412           1.589             1,763,283
                                                               2003        0.970           1.412               943,187
                                                               2002        1.000           0.970                     -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.175           1.147               958,647
                                                               2004        1.163           1.175             1,090,467
                                                               2003        0.963           1.163               803,964
                                                               2002        1.000           0.963                     -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.268           1.318               415,196
                                                               2004        1.260           1.268               418,070
                                                               2003        0.960           1.260               343,672
                                                               2002        1.000           0.960                     -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.299           1.337            43,926,576
                                                               2004        1.245           1.299            46,071,792
                                                               2003        0.969           1.245            27,451,413
                                                               2002        1.000           0.969                     -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.199           1.222            33,731,401
                                                               2004        1.168           1.199            36,358,325

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value  (continued)                                      2003        0.979           1.168            21,544,810
                                                               2002        1.000           0.979                     -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.335           1.390             6,579,990
                                                               2004        1.238           1.335             6,146,467
                                                               2003        0.962           1.238             2,247,747
                                                               2002        1.000           0.962                     -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.266           1.282             3,977,421
                                                               2004        1.213           1.266             4,007,483
                                                               2003        0.961           1.213             2,004,819
                                                               2002        1.000           0.961                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.273           1.353               426,620
                                                               2004        1.222           1.273               440,506
                                                               2003        0.967           1.222               259,207
                                                               2002        1.000           0.967                     -

   Equity Income Portfolio (11/01)                             2005        1.320           1.349             3,382,218
                                                               2004        1.229           1.320             3,622,957
                                                               2003        0.958           1.229             2,689,774
                                                               2002        1.000           0.958                     -

   Large Cap Portfolio (10/01)                                 2005        1.227           1.304               657,890
                                                               2004        1.178           1.227               684,784
                                                               2003        0.966           1.178               533,101
                                                               2002        1.000           0.966                     -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.105               155,229

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.017               137,148

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.050             1,072,581

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.083               340,812

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.028                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                          ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (12/01)                    2005        1.306           1.431               361,918
                                                            2004        1.153           1.306               402,434
                                                            2003        0.973           1.153               231,169
                                                            2002        1.000           0.973                     -

MFS Emerging Growth Portfolio (11/01)                       2005        1.351           1.310                     -
                                                            2004        1.226           1.351               341,774
                                                            2003        0.971           1.226               262,977
                                                            2002        1.000           0.971                     -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.456           1.467               655,157
                                                            2004        1.305           1.456               309,694
                                                            2003        0.974           1.305               225,887
                                                            2002        1.000           0.974                     -

MFS Total Return Portfolio (10/01)                          2005        1.224           1.232            14,704,878
                                                            2004        1.123           1.224            13,582,482
                                                            2003        0.986           1.123             8,894,291
                                                            2002        1.000           0.986                     -

MFS Value Portfolio (5/04)                                  2005        1.116           1.162               648,332
                                                            2004        0.972           1.116                53,025

Mondrian International Stock Portfolio (8/02)               2005        1.425           1.526             1,911,295
                                                            2004        1.259           1.425             1,619,278
                                                            2003        1.001           1.259               577,731
                                                            2002        1.000           1.001                     -

Pioneer Fund Portfolio (5/03)                               2005        1.315           1.363               402,347
                                                            2004        1.210           1.315               411,090
                                                            2003        1.000           1.210               181,376

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.036                44,982

Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.104               385,841
                                                            2004        0.982           1.089                89,761

Strategic Equity Portfolio (11/01)                          2005        1.354           1.351               471,329
                                                            2004        1.256           1.354               494,070
                                                            2003        0.969           1.256               432,677
                                                            2002        1.000           0.969                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.111                  12,357

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.106                   4,691

   Travelers Managed Income Portfolio (10/01)                  2005        1.081           1.072               3,736,527
                                                               2004        1.075           1.081               4,402,977
                                                               2003        1.014           1.075               3,045,120
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.205           1.270                 115,076
                                                               2004        1.186           1.205                 112,791
                                                               2003        0.966           1.186                 100,752
                                                               2002        1.000           0.966                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987               2,056,662
                                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.344           1.467              14,276,616
                                                               2004        1.250           1.344              13,826,694
                                                               2003        0.951           1.250               8,499,681
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (10/01)                  2005        1.356           1.361               6,386,240
                                                               2004        1.256           1.356               7,788,209
                                                               2003        1.007           1.256               6,592,357
                                                               2002        1.000           1.007                       -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.416           1.546                 147,388
                                                               2004        1.228           1.416                 135,869
                                                               2003        0.986           1.228                  94,348
                                                               2002        1.000           0.986                       -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.308           1.362                 175,335
                                                               2004        1.209           1.308                 191,036
                                                               2003        0.969           1.209                 190,901
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.339           1.378            5,680,350
                                                               2004        1.365           1.339            6,645,934
                                                               2003        0.946           1.365            5,833,245
                                                               2002        1.000           0.946                    -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.338           1.417            2,346,996
                                                               2004        1.239           1.338            2,431,535
                                                               2003        0.977           1.239            1,359,130
                                                               2002        1.000           0.977                    -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.970           0.975            4,465,139
                                                               2004        0.984           0.970            4,211,420
                                                               2003        0.999           0.984            1,823,049
                                                               2002        1.000           0.999                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.250           1.319              507,517
                                                               2004        1.195           1.250              506,602
                                                               2003        0.959           1.195              456,247
                                                               2002        1.000           0.959                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.529           1.568            1,925,628
                                                               2004        1.353           1.529            1,431,235
                                                               2003        0.974           1.353            1,932,845
                                                               2002        1.000           0.974                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.403           1.603            2,800,005
                                                               2004        1.244           1.403            2,137,831
                                                               2003        0.991           1.244            1,545,964
                                                               2002        1.000           0.991                    -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.625           1.875            3,596,046
                                                               2004        1.333           1.625            3,135,990
                                                               2003        0.986           1.333            1,911,507
                                                               2002        1.000           0.986                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.000           1.165                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.000           1.039                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.000           1.008                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.000           1.155                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.000           1.116              12,281

   Growth Fund - Class 2 Shares (10/01)                        2005        1.000           1.143              12,637

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.000           1.039              28,572

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.000           1.083              14,479

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.029                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.000           1.051                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079              12,249

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.000           1.071             21,549

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.000           1.061                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.000           1.013                  -

   Diversified Strategic Income Portfolio (10/01)              2005        1.000           0.994                  -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.000           1.025                  -

   Fundamental Value Portfolio (10/01)                         2005        1.000           1.038                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.000           1.103                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.023                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989                  -

   Total Return Portfolio - Administrative Class (10/01)       2005        1.000           0.998                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.000           1.066                  -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.000           1.095                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.000           1.053                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.000           1.033                 -

   Investors Fund - Class I (10/01)                            2005        1.000           1.045                 -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.000           1.074                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.000           0.978                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.000           1.042                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000           1.042                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000           1.028                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000           1.052                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.000           1.017                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.000           1.079                 -

   Equity Income Portfolio (11/01)                             2005        1.000           1.028                 -

   Large Cap Portfolio (10/01)                                 2005        1.000           1.074                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.105                 -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000            1.050                -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017            1.083           67,777

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010            1.027                -

   Mercury Large Cap Core Portfolio (12/01)                    2005        1.000            1.089                -

   MFS Emerging Growth Portfolio (11/01)                       2005        1.000            0.998                -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.000            1.045                -

   MFS Total Return Portfolio (10/01)                          2005        1.000            1.008           28,174

   MFS Value Portfolio (5/04)                                  2005        1.000            1.034                -

   Mondrian International Stock Portfolio (8/02)               2005        1.000            1.067                -

   Pioneer Fund Portfolio (5/03)                               2005        1.000            1.043                -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000            1.035                -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000            1.005           28,882

   Strategic Equity Portfolio (11/01)                          2005        1.000            1.042                -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.110                -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005            1.106                -

   Travelers Managed Income Portfolio (10/01)                  2005        1.000            0.987                -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.000            1.070                -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000            1.000                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.000            1.107                -

   Smith Barney High Income Portfolio (10/01)                  2005        1.000            0.996                -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.000            1.086                -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.000            1.045                -

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.000            1.054                -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.000            1.068                -

   Smith Barney Money Market Portfolio (10/01)                 2005        1.000            1.005                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.000            1.073                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.000            1.074                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.000            1.132            5,986

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.000            1.138                -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.335            1.541             2,675
                                                               2004        1.143            1.335                 -
                                                               2003        1.000            1.143                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.148            1.184                 -
                                                               2004        1.111            1.148                 -
                                                               2003        1.000            1.111                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215            1.242            15,481
                                                               2004        1.119            1.215                 -
                                                               2003        1.000            1.119                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.155            1.296                 -
                                                               2004        1.092            1.155                 -
                                                               2003        1.000            1.092                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.315            1.465           138,800
                                                               2004        1.186            1.315             4,145
                                                               2003        1.000            1.186                 -

   Growth Fund - Class 2 Shares (10/01)                        2005        1.261            1.432           614,002
                                                               2004        1.148            1.261            23,636
                                                               2003        1.000            1.148                 -

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.235            1.277           511,616
                                                               2004        1.145            1.235             6,576
                                                               2003        1.000            1.145                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.465            1.534            25,992
                                                               2004        1.142            1.465                 -
                                                               2003        1.000            1.142                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197            1.289            13,773
                                                               2004        1.073            1.197                 -
                                                               2003        0.996            1.073                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195            1.286            71,362
                                                               2004        1.066            1.195             4,448
                                                               2003        1.016            1.066                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984            1.029            10,894

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.297            1.328             7,574
                                                               2004        1.191            1.297             2,012
                                                               2003        1.000            1.191                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228            1.326           130,228
                                                               2004        1.116            1.228                 -
                                                               2003        1.000            1.116                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537            1.913            47,524
                                                               2004        1.261            1.537             2,013
                                                               2003        1.000            1.261                 -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.359            1.463           234,426
                                                               2004        1.174            1.359             2,118
                                                               2003        1.000            1.174                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.315            1.398            38,096
                                                               2004        1.160            1.315                 -
                                                               2003        1.000            1.160                 -


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.188            1.211            327,014
                                                               2004        1.118            1.188             32,527
                                                               2003        1.000            1.118                  -

   Diversified Strategic Income Portfolio (10/01)              2005        1.101            1.103             31,859
                                                               2004        1.056            1.101              2,754
                                                               2003        1.000            1.056                  -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.215            1.237                  -
                                                               2004        1.129            1.215                  -
                                                               2003        1.000            1.129                  -

   Fundamental Value Portfolio (10/01)                         2005        1.234            1.263            101,643
                                                               2004        1.167            1.234             34,333
                                                               2003        1.000            1.167                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.342            1.469              5,354
                                                               2004        1.140            1.342                  -
                                                               2003        1.000            1.140                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315            1.336             53,321
                                                               2004        1.172            1.315                  -
                                                               2003        1.000            1.172                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253            1.264             64,314
                                                               2004        1.139            1.253             17,389
                                                               2003        1.000            1.139                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399            1.479            164,595
                                                               2004        1.155            1.399              4,197
                                                               2003        1.000            1.155                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111            1.108             61,897
                                                               2004        1.045            1.111              9,080
                                                               2003        1.000            1.045                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Total Return Portfolio - Administrative Class (10/01)       2005        1.048            1.049            500,643
                                                               2004        1.023            1.048             14,843
                                                               2003        1.000            1.023                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.182            1.238                  -
                                                               2004        1.125            1.182                  -
                                                               2003        1.000            1.125                  -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.338            1.467                  -
                                                               2004        1.179            1.338                  -
                                                               2003        1.000            1.179                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.523            1.592             43,597
                                                               2004        1.235            1.523                  -
                                                               2003        1.000            1.235                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.236            1.257                  -
                                                               2004        1.169            1.236                  -
                                                               2003        1.000            1.169                  -

   Investors Fund - Class I (10/01)                            2005        1.235            1.285            131,791
                                                               2004        1.146            1.235                  -
                                                               2003        1.000            1.146                  -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.389            1.423              2,675
                                                               2004        1.235            1.389                  -
                                                               2003        1.000            1.235                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.111            1.083             33,951
                                                               2004        1.100            1.111             18,420
                                                               2003        1.000            1.100                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.156            1.200                  -
                                                               2004        1.150            1.156                  -
                                                               2003        1.000            1.150                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174            1.208            309,581
                                                               2004        1.128            1.174             32,596
                                                               2003        1.000            1.128                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116            1.136            127,298
                                                               2004        1.088            1.116                  -
                                                               2003        1.000            1.088                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226            1.276            339,461
                                                               2004        1.139            1.226                  -
                                                               2003        1.000            1.139                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169            1.182             15,551
                                                               2004        1.121            1.169                  -
                                                               2003        1.000            1.121                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.181            1.255                  -
                                                               2004        1.135            1.181                  -
                                                               2003        1.000            1.135                  -

   Equity Income Portfolio (11/01)                             2005        1.214            1.239             97,181
                                                               2004        1.131            1.214              2,409
                                                               2003        1.000            1.131                  -

   Large Cap Portfolio (10/01)                                 2005        1.168            1.240              3,548
                                                               2004        1.122            1.168              2,527
                                                               2003        1.000            1.122                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044            1.104                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000            1.016                  -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000            1.050            196,583

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017            1.083             70,772

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010            1.027             37,182

Mercury Large Cap Core Portfolio (12/01)                       2005        1.232            1.349                  -
                                                               2004        1.088            1.232                  -
                                                               2003        1.000            1.088                  -

MFS Emerging Growth Portfolio (11/01)                          2005        1.216            1.178                  -
                                                               2004        1.104            1.216                  -
                                                               2003        1.000            1.104                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.260            1.269             33,475
                                                               2004        1.131            1.260                  -
                                                               2003        1.000            1.131                  -

MFS Total Return Portfolio (10/01)                             2005        1.173            1.180            164,360
                                                               2004        1.077            1.173                  -
                                                               2003        1.000            1.077                  -

MFS Value Portfolio (5/04)                                     2005        1.115            1.160             49,291
                                                               2004        0.972            1.115                233

Mondrian International Stock Portfolio (8/02)                  2005        1.308            1.400              8,503
                                                               2004        1.157            1.308                  -
                                                               2003        1.000            1.157                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.222            1.265                  -
                                                               2004        1.126            1.222                  -
                                                               2003        1.000            1.126                  -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000            1.035             29,181

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089            1.102             44,273
                                                               2004        0.982            1.089                  -

   Strategic Equity Portfolio (11/01)                          2005        1.201            1.197                  -
                                                               2004        1.115            1.201                  -
                                                               2003        1.000            1.115                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.110              8,486

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005            1.106             13,105

   Travelers Managed Income Portfolio (10/01)                  2005        1.033            1.023             25,576
                                                               2004        1.028            1.033             23,953
                                                               2003        1.000            1.028                  -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.144            1.205                327
                                                               2004        1.127            1.144                  -
                                                               2003        1.000            1.127                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985            0.985             38,446
                                                               2004        0.997            0.985             21,345
                                                               2003        1.000            0.997                  -

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.219            1.329            495,738
                                                               2004        1.135            1.219             19,728
                                                               2003        1.000            1.135                  -

   Smith Barney High Income Portfolio (10/01)                  2005        1.187            1.190            216,001
                                                               2004        1.100            1.187                  -
                                                               2003        1.000            1.100                  -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.350            1.473                  -
                                                               2004        1.172            1.350                  -
                                                               2003        1.000            1.172                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.238            1.288                  -
                                                               2004        1.146            1.238                  -
                                                               2003        1.000            1.146                  -

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.144            1.176             64,894
                                                               2004        1.167            1.144             17,873
                                                               2003        1.000            1.167                  -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.248            1.321             95,001
                                                               2004        1.157            1.248                  -
                                                               2003        1.000            1.157                  -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.978            0.983             19,548
                                                               2004        0.993            0.978                  -
                                                               2003        1.000            0.993                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.165            1.228                  -
                                                               2004        1.114            1.165                  -
                                                               2003        1.000            1.114                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.393            1.427              9,431
                                                               2004        1.233            1.393                  -
                                                               2003        1.000            1.233                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.284            1.466            226,642
                                                               2004        1.140            1.284                  -
                                                               2003        1.000            1.140                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.457            1.680             48,387
                                                               2004        1.197            1.457                  -
                                                               2003        1.000            1.197                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.377            1.588              54,696
                                                               2004        1.180            1.377               9,989
                                                               2003        0.968            1.180                 785
                                                               2002        1.000            0.968                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.213            1.251              24,538
                                                               2004        1.175            1.213              24,538
                                                               2003        0.963            1.175              19,935
                                                               2002        1.000            0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.344            1.372             108,963
                                                               2004        1.238            1.344             114,276
                                                               2003        0.960            1.238              88,029
                                                               2002        1.000            0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.206            1.352              17,902
                                                               2004        1.141            1.206              36,520
                                                               2003        0.947            1.141              27,611
                                                               2002        1.000            0.947                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.439            1.602             810,358
                                                               2004        1.299            1.439             821,906
                                                               2003        0.984            1.299             579,425
                                                               2002        1.000            0.984                   -

   Growth Fund - Class 2 Shares (10/01)                        2005        1.408            1.596           2,678,858
                                                               2004        1.282            1.408           2,649,329
                                                               2003        0.960            1.282           1,571,576
                                                               2002        1.000            0.960                   -

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.352            1.396           3,051,032
                                                               2004        1.255            1.352           3,175,477
                                                               2003        0.971            1.255           2,119,583
                                                               2002        1.000            0.971                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.685            1.763            152,076
                                                               2004        1.314            1.685            154,464
                                                               2003        1.005            1.314            116,510
                                                               2002        1.000            1.005                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196            1.286            240,849
                                                               2004        1.073            1.196            236,985
                                                               2003        1.000            1.073              2,903

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194            1.283            210,512
                                                               2004        1.066            1.194            203,476
                                                               2003        1.000            1.066                240

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984            1.028             20,402

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.411            1.443            380,206
                                                               2004        1.297            1.411            385,792
                                                               2003        0.968            1.297            328,001
                                                               2002        1.000            0.968                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334            1.440            685,220
                                                               2004        1.214            1.334            650,674
                                                               2003        0.994            1.214            458,930
                                                               2002        1.000            0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750            2.176            148,890
                                                               2004        1.438            1.750            111,684
                                                               2003        1.000            1.438             44,071

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.475            1.586            606,826
                                                               2004        1.275            1.475            576,751

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.988            1.275            252,135
                                                               2002        1.000            0.988                  -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.425            1.514             80,525
                                                               2004        1.259            1.425             25,772
                                                               2003        0.976            1.259              2,057
                                                               2002        1.000            0.976                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.260            1.283            603,538
                                                               2004        1.187            1.260            569,244
                                                               2003        0.977            1.187            501,351
                                                               2002        1.000            0.977                  -

   Diversified Strategic Income Portfolio (10/01)              2005        1.147            1.148            358,071
                                                               2004        1.101            1.147            358,207
                                                               2003        1.010            1.101            256,584
                                                               2002        1.000            1.010                  -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.296            1.319             94,634
                                                               2004        1.205            1.296             86,299
                                                               2003        0.967            1.205             65,914
                                                               2002        1.000            0.967                  -

   Fundamental Value Portfolio (10/01)                         2005        1.379            1.410            774,686
                                                               2004        1.306            1.379            802,112
                                                               2003        0.965            1.306            799,789
                                                               2002        1.000            0.965                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.519            1.661             74,724
                                                               2004        1.292            1.519             74,724
                                                               2003        0.983            1.292             61,684
                                                               2002        1.000            0.983                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487            1.509            208,887
                                                               2004        1.326            1.487            243,815
                                                               2003        1.000            1.326             85,338

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358            1.369            547,969
                                                               2004        1.236            1.358            590,460
                                                               2003        1.000            1.236            321,133

   Mid-Cap Value Portfolio (5/03)                              2005        1.514            1.599            554,292
                                                               2004        1.251            1.514            527,627
                                                               2003        1.000            1.251            204,552

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106            1.102            625,434
                                                               2004        1.041            1.106            602,161
                                                               2003        1.000            1.041            397,814

   Total Return Portfolio - Administrative Class (10/01)       2005        1.061            1.061          2,382,012
                                                               2004        1.037            1.061          2,364,335
                                                               2003        1.012            1.037          1,779,865
                                                               2002        1.000            1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.295            1.356                  -
                                                               2004        1.234            1.295                  -
                                                               2003        0.958            1.234                  -
                                                               2002        1.000            0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.414            1.548            118,435
                                                               2004        1.247            1.414            123,675
                                                               2003        0.994            1.247            141,914
                                                               2002        1.000            0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.756            1.835            120,574
                                                               2004        1.426            1.756             89,169
                                                               2003        0.977            1.426             48,389
                                                               2002        1.000            0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.376            1.397            199,161
                                                               2004        1.302            1.376            206,538

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960            1.302             167,690
                                                               2002        1.000            0.960                   -

   Investors Fund - Class I (10/01)                            2005        1.333            1.386             192,594
                                                               2004        1.238            1.333             201,989
                                                               2003        0.958            1.238             171,462
                                                               2002        1.000            0.958                   -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.583            1.620             138,098
                                                               2004        1.409            1.583             194,919
                                                               2003        0.969            1.409             117,984
                                                               2002        1.000            0.969                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.170            1.140              33,405
                                                               2004        1.160            1.170              24,985
                                                               2003        0.963            1.160              20,788
                                                               2002        1.000            0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.262            1.310             170,251
                                                               2004        1.258            1.262             170,523
                                                               2003        0.960            1.258             127,274
                                                               2002        1.000            0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.293            1.328           3,298,723
                                                               2004        1.243            1.293           3,172,663
                                                               2003        0.969            1.243           1,911,734
                                                               2002        1.000            0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.194            1.215           2,241,267
                                                               2004        1.165            1.194           2,807,996
                                                               2003        0.979            1.165           1,583,911
                                                               2002        1.000            0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.329            1.382             403,854
                                                               2004        1.235            1.329             105,353

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value  (continued)                                      2003        0.962            1.235             57,917
                                                               2002        1.000            0.962                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.261            1.274            285,715
                                                               2004        1.210            1.261            190,222
                                                               2003        0.961            1.210             95,903
                                                               2002        1.000            0.961                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.268            1.345             89,524
                                                               2004        1.220            1.268             90,190
                                                               2003        0.967            1.220             89,135
                                                               2002        1.000            0.967                  -

   Equity Income Portfolio (11/01)                             2005        1.315            1.341            283,797
                                                               2004        1.226            1.315            312,955
                                                               2003        0.958            1.226            228,153
                                                               2002        1.000            0.958                  -

   Large Cap Portfolio (10/01)                                 2005        1.222            1.296            106,339
                                                               2004        1.176            1.222            101,957
                                                               2003        0.966            1.176            100,664
                                                               2002        1.000            0.966                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044            1.104                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000            1.015                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000            1.049                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017            1.082              6,250

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010            1.027                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Mercury Large Cap Core Portfolio (12/01)                       2005        1.301            1.422            117,889
                                                               2004        1.150            1.301            126,310
                                                               2003        0.973            1.150             85,949
                                                               2002        1.000            0.973                  -

MFS Emerging Growth Portfolio (11/01)                          2005        1.346            1.304                  -
                                                               2004        1.223            1.346             19,855
                                                               2003        0.971            1.223             18,671
                                                               2002        1.000            0.971                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.450            1.458             34,070
                                                               2004        1.302            1.450             15,948
                                                               2003        0.974            1.302              5,936
                                                               2002        1.000            0.974                  -

MFS Total Return Portfolio (10/01)                             2005        1.219            1.225          1,484,978
                                                               2004        1.121            1.219          1,534,701
                                                               2003        0.986            1.121          1,669,877
                                                               2002        1.000            0.986                  -

MFS Value Portfolio (5/04)                                     2005        1.114            1.158             31,530
                                                               2004        0.972            1.114              8,026

Mondrian International Stock Portfolio (8/02)                  2005        1.419            1.516            117,114
                                                               2004        1.256            1.419             68,612
                                                               2003        1.001            1.256             42,730
                                                               2002        1.000            1.001                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.310            1.355            111,025
                                                               2004        1.208            1.310            109,780
                                                               2003        1.000            1.208             15,008

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000            1.034                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088            1.101            128,571
                                                               2004        0.982            1.088             24,688

Strategic Equity Portfolio (11/01)                             2005        1.348            1.343             39,402
                                                               2004        1.254            1.348             39,721
                                                               2003        0.969            1.254             36,786
                                                               2002        1.000            0.969                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.109                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004            1.105                  -

   Travelers Managed Income Portfolio (10/01)                  2005        1.077            1.065            933,401
                                                               2004        1.073            1.077            953,896
                                                               2003        1.014            1.073            888,204
                                                               2002        1.000            1.014                  -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.200            1.263             14,916
                                                               2004        1.184            1.200             11,065
                                                               2003        0.966            1.184             12,206
                                                               2002        1.000            0.966                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983            0.982            272,087
                                                               2004        0.996            0.983            302,874
                                                               2003        1.000            0.996             47,603

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.339            1.459            729,215
                                                               2004        1.248            1.339            755,310
                                                               2003        0.951            1.248            826,554
                                                               2002        1.000            0.951                  -

   Smith Barney High Income Portfolio (10/01)                  2005        1.351            1.352            595,783
                                                               2004        1.253            1.351            594,031
                                                               2003        1.007            1.253            579,482
                                                               2002        1.000            1.007                  -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.410            1.537             16,587
                                                               2004        1.226            1.410             17,488
                                                               2003        0.985            1.226             14,449
                                                               2002        1.000            0.985                  -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.302            1.354             10,808
                                                               2004        1.206            1.302             10,808
                                                               2003        0.969            1.206             10,808
                                                               2002        1.000            0.969                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.334            1.370            414,951
                                                               2004        1.362            1.334            450,163
                                                               2003        0.946            1.362            394,331
                                                               2002        1.000            0.946                  -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.332            1.408            309,128
                                                               2004        1.236            1.332            382,768
                                                               2003        0.976            1.236            311,907
                                                               2002        1.000            0.976                  -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.966            0.969            404,247
                                                               2004        0.982            0.966            451,070
                                                               2003        0.999            0.982            611,970
                                                               2002        1.000            0.999                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.245            1.311            135,330
                                                               2004        1.192            1.245            143,021
                                                               2003        0.959            1.192            139,962
                                                               2002        1.000            0.959                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.523            1.559             61,604
                                                               2004        1.350            1.523             66,918
                                                               2003        0.974            1.350             66,935
                                                               2002        1.000            0.974                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.397            1.594            390,681
                                                               2004        1.242            1.397            326,764
                                                               2003        0.991            1.242            213,718
                                                               2002        1.000            0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.618            1.864            558,275
                                                               2004        1.330            1.618            480,220
                                                               2003        0.986            1.330            212,265
                                                               2002        1.000            0.986                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

Fixed Fund is no longer available to new contract owners.

Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                              PORTFOLIO ARCHITECT 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.111            1.287             48,830
                                                               2004        0.949            1.111             48,121
                                                               2003        0.775            0.949             47,448


                                                               2002        1.000            0.775             13,963

   High Yield Bond Trust (5/04)                                2005        1.065            1.057                  -
                                                               2004        0.988            1.065                  -

   Managed Assets Trust (9/04)                                 2005        1.073            1.092                  -
                                                               2004        1.014            1.073                  -

   Money Market Portfolio (5/02)                               2005        0.972            0.980            120,340
                                                               2004        0.982            0.972            320,499
                                                               2003        0.995            0.982            486,707
                                                               2002        1.000            0.995            187,176

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        0.991            1.025            205,665
                                                               2004        0.956            0.991            326,881
                                                               2003        0.780            0.956            329,058
                                                               2002        1.142            0.780            360,945
                                                               2001        1.000            1.142             71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.028            1.156            345,897
                                                               2004        0.968            1.028            372,515
                                                               2003        0.801            0.968            394,719
                                                               2002        1.182            0.801            422,138
                                                               2001        1.000            1.182            170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.463            1.635            935,404
                                                               2004        1.316            1.463          1,024,798
                                                               2003        0.993            1.316          1,046,278

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2002        1.187            0.993          1,010,551
                                                               2001        1.000            1.187            198,467

   Growth Fund - Class 2 Shares (11/99)                        2005        1.353            1.540          3,020,263
                                                               2004        1.227            1.353          3,308,359
                                                               2003        0.916            1.227          2,615,035
                                                               2002        1.237            0.916          1,878,262
                                                               2001        1.000            1.237            983,277

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.282            1.330          4,072,523
                                                               2004        1.186            1.282          4,515,478
                                                               2003        0.914            1.186          4,287,113
                                                               2002        1.143            0.914          3,413,144
                                                               2001        1.000            1.143            514,638

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.370            1.717              3,768
                                                               2004        1.119            1.370              3,768
                                                               2003        0.799            1.119              3,768
                                                               2002        1.000            0.799              3,768

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.609            1.690            247,390
                                                               2004        1.250            1.609            316,497
                                                               2003        0.952            1.250            324,500
                                                               2002        1.000            0.952            254,096

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        0.975            0.997             40,547
                                                               2004        0.948            0.975             40,791
                                                               2003        0.798            0.948             48,092
                                                               2002        1.000            0.798                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.057            1.096            104,511
                                                               2004        0.969            1.057            104,238
                                                               2003        0.751            0.969             87,565
                                                               2002        1.000            0.751             30,660

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201            1.297             50,359
                                                               2004        1.074            1.201             44,617
                                                               2003        1.000            1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199            1.294             14,965
                                                               2004        1.067            1.199             14,965
                                                               2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138            1.233            492,496
                                                               2004        1.031            1.138            486,766
                                                               2003        0.841            1.031            406,480
                                                               2002        1.000            0.841            111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761            2.199             41,387
                                                               2004        1.442            1.761             34,887
                                                               2003        1.000            1.442             22,887

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.361            1.469            810,097
                                                               2004        1.172            1.361            886,919
                                                               2003        0.904            1.172            503,783
                                                               2002        1.134            0.904            319,815
                                                               2001        1.000            1.134             47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.160            1.237            139,787
                                                               2004        1.020            1.160             70,887
                                                               2003        0.788            1.020             27,006
                                                               2002        1.000            0.788             17,719

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.173            1.198            401,863
                                                               2004        1.086            1.173            474,749
                                                               2003        0.867            1.086            389,159

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        1.141            0.867            162,856
                                                               2001        1.000            1.141                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.107            1.192              5,241
                                                               2004        1.035            1.107              5,464
                                                               2003        0.754            1.035              5,467
                                                               2002        1.000            0.754                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.079            1.095              4,232
                                                               2004        1.016            1.079              4,237
                                                               2003        0.797            1.016              2,931
                                                               2002        1.000            0.797                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.076            1.135              2,009
                                                               2004        1.015            1.076             11,325
                                                               2003        0.911            1.015             12,720
                                                               2002        1.000            0.911              4,844

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.015            1.117                  -
                                                               2004        0.907            1.015                  -
                                                               2003        0.733            0.907                  -
                                                               2002        1.000            0.733                  -

   Global Technology Portfolio - Service Shares (8/02)         2005        0.880            0.962             37,943
                                                               2004        0.894            0.880             37,960
                                                               2003        0.623            0.894             36,011
                                                               2002        1.000            0.623                  -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        0.916            0.947             18,393
                                                               2004        0.894            0.916             18,396
                                                               2003        0.738            0.894             17,668
                                                               2002        1.000            0.738             17,318

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497            1.525             16,382
                                                               2004        1.330            1.497              6,366
                                                               2003        1.000            1.330              4,618

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368            1.383           1,032,878
                                                               2004        1.239            1.368           1,022,255
                                                               2003        1.000            1.239             136,043

   Mid-Cap Value Portfolio (5/03)                              2005        1.524            1.616             770,368
                                                               2004        1.254            1.524             681,732
                                                               2003        1.000            1.254             241,207

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.069            1.108               2,792
                                                               2004        0.986            1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113            1.113             334,031
                                                               2004        1.043            1.113             366,107
                                                               2003        1.000            1.043             162,740

   Total Return Portfolio - Administrative Class (10/01)       2005        1.132            1.137           3,743,613
                                                               2004        1.102            1.132           5,138,114
                                                               2003        1.071            1.102           5,603,583
                                                               2002        1.002            1.071           4,649,600
                                                               2001        1.000            1.002             359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.159            1.218               8,375
                                                               2004        1.100            1.159             155,269
                                                               2003        0.850            1.100             172,684
                                                               2002        1.233            0.850              67,678
                                                               2001        1.000            1.233                   -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.315            1.445             208,427
                                                               2004        1.155            1.315             245,992
                                                               2003        0.917            1.155             262,993
                                                               2002        1.137            0.917             209,372
                                                               2001        1.000            1.137               4,558

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.771            1.858            308,379
                                                               2004        1.433            1.771            400,281
                                                               2003        0.977            1.433            407,261
                                                               2002        1.220            0.977            286,310
                                                               2001        1.000            1.220             98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.196            1.219            679,420
                                                               2004        1.127            1.196            840,635
                                                               2003        0.827            1.127            867,910
                                                               2002        1.127            0.827            838,091
                                                               2001        1.000            1.127             74,887

   Investors Fund - Class I (10/01)                            2005        1.197            1.250            503,864
                                                               2004        1.107            1.197            545,432
                                                               2003        0.854            1.107            636,125
                                                               2002        1.133            0.854            526,307
                                                               2001        1.000            1.133             14,994

   Large Cap Growth Fund - Class I (9/02)                      2005        1.111            1.145             25,564
                                                               2004        1.128            1.111             25,077
                                                               2003        0.797            1.128             24,323
                                                               2002        1.000            0.797              4,749

   Small Cap Growth Fund - Class I (11/01)                     2005        1.320            1.357            187,911
                                                               2004        1.171            1.320            249,354
                                                               2003        0.802            1.171            295,575
                                                               2002        1.255            0.802            244,170
                                                               2001        1.000            1.255             22,533

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.189            1.266             23,272
                                                               2004        1.139            1.189            101,154
                                                               2003        0.899            1.139            100,587
                                                               2002        1.206            0.899             99,352
                                                               2001        1.000            1.206             12,840

   Convertible Securities Portfolio (6/02)                     2005        1.204            1.184            159,648
                                                               2004        1.156            1.204            127,245

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Convertible Securities Portfolio  (continued)                  2003        0.935            1.156            108,925
                                                               2002        1.000            0.935             26,056

Disciplined Mid Cap Stock Portfolio (6/02)                     2005        1.184            1.304            144,007
                                                               2004        1.038            1.184            142,087
                                                               2003        0.792            1.038            112,878
                                                               2002        1.000            0.792             53,735

Equity Income Portfolio (11/01)                                2005        1.317            1.348            528,779
                                                               2004        1.224            1.317            611,967
                                                               2003        0.952            1.224            607,249
                                                               2002        1.129            0.952            397,607
                                                               2001        1.000            1.129             10,873

Federated High Yield Portfolio (8/02)                          2005        1.284            1.290            246,383
                                                               2004        1.187            1.284            221,187
                                                               2003        0.990            1.187            218,017
                                                               2002        1.000            0.990             87,108

Federated Stock Portfolio (9/02)                               2005        1.058            1.091                550
                                                               2004        0.977            1.058                551
                                                               2003        0.781            0.977                553
                                                               2002        1.000            0.781                  -

Large Cap Portfolio (10/01)                                    2005        1.096            1.167            113,401
                                                               2004        1.050            1.096            141,124
                                                               2003        0.860            1.050            147,137
                                                               2002        1.137            0.860             95,934
                                                               2001        1.000            1.137              8,222

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045            1.107                  -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000            1.018                  -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000            1.052                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017            1.085                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011            1.029                  -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.137            1.249            223,030
                                                               2004        1.002            1.137            248,325
                                                               2003        0.844            1.002            264,799
                                                               2002        1.151            0.844            226,138
                                                               2001        1.000            1.151             20,414

MFS Emerging Growth Portfolio (11/01)                          2005        1.096            1.063                  -
                                                               2004        0.993            1.096            184,761
                                                               2003        0.785            0.993            185,305
                                                               2002        1.218            0.785            322,036
                                                               2001        1.000            1.218             25,458

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.822            0.830            279,928
                                                               2004        0.736            0.822             33,092
                                                               2003        0.548            0.736             29,675
                                                               2002        1.000            0.548              4,683

MFS Total Return Portfolio (10/01)                             2005        1.250            1.261          2,554,221
                                                               2004        1.144            1.250          2,980,414
                                                               2003        1.002            1.144          2,969,160
                                                               2002        1.080            1.002          2,625,598
                                                               2001        1.000            1.080            476,441

MFS Value Portfolio (5/04)                                     2005        1.117            1.165             28,462
                                                               2004        0.972            1.117             14,572

Mondrian International Stock Portfolio (8/02)                  2005        1.202            1.290            467,418
                                                               2004        1.060            1.202            421,402
                                                               2003        0.842            1.060            377,074
                                                               2002        1.000            0.842             10,138

Pioneer Fund Portfolio (5/03)                                  2005        1.319            1.370              7,103
                                                               2004        1.212            1.319              3,681
                                                               2003        1.000            1.212                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000            1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091            1.108             67,722
                                                               2004        0.982            1.091              7,038

   Strategic Equity Portfolio (11/01)                          2005        1.047            1.047            241,361
                                                               2004        0.970            1.047            326,300
                                                               2003        0.747            0.970            343,430
                                                               2002        1.148            0.747            286,272
                                                               2001        1.000            1.148             85,438

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005            1.108                  -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.118            1.113             72,091
                                                               2004        1.104            1.118             69,611
                                                               2003        1.054            1.104             74,097
                                                               2002        1.000            1.054             20,923

   U.S. Government Securities Portfolio (5/04)                 2005        1.048            1.071                687
                                                               2004        0.984            1.048                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989            0.991              8,759
                                                               2004        0.997            0.989             19,753
                                                               2003        1.000            0.997                579

   Social Awareness Stock Portfolio (3/05)                     2005        1.078            1.103                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.127            1.149            406,718
                                                               2004        0.979            1.127            367,381
                                                               2003        0.764            0.979            277,386
                                                               2002        1.000            0.764             94,785

   Enterprise Portfolio - Class II Shares (7/02)               2005        0.904            0.956              2,096
                                                               2004        0.889            0.904              1,002

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Enterprise Portfolio - Class II Shares  (continued)         2003        0.722            0.889                899
                                                               2002        1.000            0.722                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.226            1.402            148,325
                                                               2004        1.087            1.226            173,596
                                                               2003        0.865            1.087            167,866
                                                               2002        1.000            0.865             98,257

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.047            1.238                  -
                                                               2004        1.055            1.047                  -
                                                               2003        0.862            1.055                  -
                                                               2002        1.000            0.862                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.411            1.631            355,930
                                                               2004        1.155            1.411            314,692
                                                               2003        0.853            1.155            255,006
                                                               2002        1.000            0.853            148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.340            1.551             73,784
                                                               2004        1.145            1.340                  -
                                                               2003        1.000            1.145                  -

   High Yield Bond Trust (5/04)                                2005        1.065            1.057                  -
                                                               2004        0.988            1.065                  -

   Managed Assets Trust (9/04)                                 2005        1.073            1.091                  -
                                                               2004        1.014            1.073                  -

   Money Market Portfolio (5/02)                               2005        0.984            0.991                  -
                                                               2004        0.994            0.984                  -
                                                               2003        1.000            0.994                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.152            1.191                  -
                                                               2004        1.112            1.152                  -
                                                               2003        1.000            1.112                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.159            1.304                  -
                                                               2004        1.093            1.159                  -
                                                               2003        1.000            1.093                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.319            1.474            178,975
                                                               2004        1.187            1.319             99,580
                                                               2003        1.000            1.187             75,501

   Growth Fund - Class 2 Shares (11/99)                        2005        1.266            1.440            390,697
                                                               2004        1.149            1.266            222,148
                                                               2003        1.000            1.149             87,646

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.239            1.284            226,936
                                                               2004        1.147            1.239            125,019
                                                               2003        1.000            1.147             87,906

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.496            1.875                  -
                                                               2004        1.223            1.496                  -
                                                               2003        1.000            1.223                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.470            1.543                  -
                                                               2004        1.143            1.470                  -
                                                               2003        1.000            1.143                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.144            1.169                  -
                                                               2004        1.112            1.144                  -
                                                               2003        1.000            1.112                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.252            1.297                  -
                                                               2004        1.148            1.252                  -
                                                               2003        1.000            1.148                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201            1.295             12,858
                                                               2004        1.074            1.201                  -
                                                               2003        0.996            1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199            1.293             19,763
                                                               2004        1.067            1.199                  -
                                                               2003        1.016            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232            1.334            122,543
                                                               2004        1.117            1.232              8,209
                                                               2003        1.000            1.117                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542            1.924             12,852
                                                               2004        1.263            1.542                  -
                                                               2003        1.000            1.263                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.364            1.472             60,925
                                                               2004        1.175            1.364                  -
                                                               2003        1.000            1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.319            1.406                  -
                                                               2004        1.161            1.319                  -
                                                               2003        1.000            1.161                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.219            1.245              3,933
                                                               2004        1.130            1.219                  -
                                                               2003        1.000            1.130                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.223            1.316                  -
                                                               2004        1.145            1.223                  -
                                                               2003        1.000            1.145                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.194            1.212                  -
                                                               2004        1.125            1.194                  -
                                                               2003        1.000            1.125                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.142            1.204                  -
                                                               2004        1.077            1.142                  -
                                                               2003        1.000            1.077                  -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.249            1.374                  -
                                                               2004        1.117            1.249                  -
                                                               2003        1.000            1.117                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Global Technology Portfolio - Service Shares (8/02)         2005        1.181            1.290                  -
                                                               2004        1.199            1.181                  -
                                                               2003        1.000            1.199                  -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.168            1.208                  -
                                                               2004        1.141            1.168                  -
                                                               2003        1.000            1.141                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320            1.344             62,492
                                                               2004        1.173            1.320                  -
                                                               2003        1.000            1.173                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258            1.272            102,438
                                                               2004        1.140            1.258                  -
                                                               2003        1.000            1.140                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404            1.488             85,822
                                                               2004        1.156            1.404             25,827
                                                               2003        1.000            1.156                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.069            1.107                  -
                                                               2004        0.986            1.069                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115            1.115             36,177
                                                               2004        1.046            1.115             24,973
                                                               2003        1.000            1.046              4,700

   Total Return Portfolio - Administrative Class (10/01)       2005        1.052            1.056            359,661
                                                               2004        1.024            1.052            191,473
                                                               2003        1.000            1.024             10,207

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.186            1.246                  -
                                                               2004        1.126            1.186                  -
                                                               2003        1.000            1.126                  -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.343            1.475                  -
                                                               2004        1.180            1.343                  -
                                                               2003        1.000            1.180                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.528            1.601             13,871
                                                               2004        1.236            1.528              1,314
                                                               2003        1.000            1.236              1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.241            1.264             37,563
                                                               2004        1.170            1.241             37,563
                                                               2003        1.000            1.170                  -

   Investors Fund - Class I (10/01)                            2005        1.240            1.293                  -
                                                               2004        1.147            1.240                  -
                                                               2003        1.000            1.147                  -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.144            1.179                  -
                                                               2004        1.162            1.144                  -
                                                               2003        1.000            1.162                  -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.394            1.432             11,063
                                                               2004        1.236            1.394                  -
                                                               2003        1.000            1.236                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.185            1.262                  -
                                                               2004        1.136            1.185                  -
                                                               2003        1.000            1.136                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Convertible Securities Portfolio (6/02)                        2005        1.148            1.128               -
                                                               2004        1.103            1.148               -
                                                               2003        1.000            1.103               -

Disciplined Mid Cap Stock Portfolio (6/02)                     2005        1.336            1.471               -
                                                               2004        1.172            1.336               -
                                                               2003        1.000            1.172               -

Equity Income Portfolio (11/01)                                2005        1.218            1.246               -
                                                               2004        1.132            1.218               -
                                                               2003        1.000            1.132               -

Federated High Yield Portfolio (8/02)                          2005        1.179            1.184               -
                                                               2004        1.091            1.179               -
                                                               2003        1.000            1.091               -

Federated Stock Portfolio (9/02)                               2005        1.241            1.280               -
                                                               2004        1.146            1.241               -
                                                               2003        1.000            1.146               -

Large Cap Portfolio (10/01)                                    2005        1.172            1.247               -
                                                               2004        1.123            1.172               -
                                                               2003        1.000            1.123               -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045            1.106               -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000            1.017               -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000            1.051               -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017            1.084               -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011            1.028               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Mercury Large Cap Core Portfolio (12/01)                       2005        1.236            1.357                  -
                                                               2004        1.090            1.236                  -
                                                               2003        1.000            1.090                  -

MFS Emerging Growth Portfolio (11/01)                          2005        1.220            1.183                  -
                                                               2004        1.105            1.220                  -
                                                               2003        1.000            1.105                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.264            1.276                  -
                                                               2004        1.132            1.264                  -
                                                               2003        1.000            1.132                  -

MFS Total Return Portfolio (10/01)                             2005        1.177            1.187            262,473
                                                               2004        1.078            1.177            104,798
                                                               2003        1.000            1.078             81,699

MFS Value Portfolio (5/04)                                     2005        1.117            1.164             97,398
                                                               2004        0.972            1.117                  -

Mondrian International Stock Portfolio (8/02)                  2005        1.313            1.408             63,679
                                                               2004        1.158            1.313                  -
                                                               2003        1.000            1.158                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.226            1.273             24,893
                                                               2004        1.127            1.226                  -
                                                               2003        1.000            1.127                  -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000            1.036                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.091            1.107              7,102
                                                               2004        0.982            1.091                  -

Strategic Equity Portfolio (11/01)                             2005        1.205            1.204                  -
                                                               2004        1.116            1.205                  -
                                                               2003        1.000            1.116                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000            1.112                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005            1.107                  -

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Travelers Quality Bond Portfolio (6/02)                     2005        1.036           1.031                -
                                                               2004        1.024           1.036                -
                                                               2003        1.000           1.024                -

   U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.070                -
                                                               2004        0.984           1.047                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.988           0.990           33,655
                                                               2004        0.997           0.988           31,864
                                                               2003        1.000           0.997            2,406

   Social Awareness Stock Portfolio (3/05)                     2005        1.028           1.102                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.306           1.332                -
                                                               2004        1.136           1.306                -
                                                               2003        1.000           1.136                -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.151           1.216                -
                                                               2004        1.133           1.151                -
                                                               2003        1.000           1.133                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.286           1.469                -
                                                               2004        1.141           1.286                -
                                                               2003        1.000           1.141                -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.096           1.295                -
                                                               2004        1.105           1.096                -
                                                               2003        1.000           1.105                -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.462           1.690           20,828
                                                               2004        1.198           1.462            4,757
                                                               2003        1.000           1.198                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.382           1.597               178,408
                                                               2004        1.183           1.382              70,171
                                                               2003        0.968           1.183              62,961
                                                               2002        1.000           0.968                   -

   High Yield Bond Trust (5/04)                                2005        1.064           1.054              42,050
                                                               2004        0.988           1.064              12,906

   Managed Assets Trust (9/04)                                 2005        1.072           1.089              80,473
                                                               2004        1.013           1.072              10,160

   Money Market Portfolio (5/02)                               2005        0.973           0.978             511,337
                                                               2004        0.985           0.973             508,529
                                                               2003        0.999           0.985             536,126
                                                               2002        1.000           0.999                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.218           1.258              27,570
                                                               2004        1.178           1.218              33,748
                                                               2003        0.963           1.178              26,411
                                                               2002        1.000           0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/01)                                             2005        1.211           1.360             468,337
                                                               2004        1.143           1.211             459,945
                                                               2003        0.948           1.143             168,663
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.445           1.612           6,040,065
                                                               2004        1.302           1.445           5,306,790
                                                               2003        0.984           1.302           2,711,712
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.413           1.606          20,721,963
                                                               2004        1.285           1.413          18,572,237
                                                               2003        0.960           1.285          10,866,088
                                                               2002        1.000           0.960                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.357           1.404          24,301,428
                                                               2004        1.257           1.357          22,621,936
                                                               2003        0.971           1.257          13,557,952
                                                               2002        1.000           0.971                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.676           2.096                   -
                                                               2004        1.372           1.676                   -
                                                               2003        0.981           1.372                   -
                                                               2002        1.000           0.981                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.692           1.773             636,759
                                                               2004        1.317           1.692             544,495
                                                               2003        1.005           1.317             376,157
                                                               2002        1.000           1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        1.181           1.206             238,225
                                                               2004        1.150           1.181             213,398
                                                               2003        0.971           1.150             136,435
                                                               2002        1.000           0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.369           1.416             271,418
                                                               2004        1.257           1.369             286,185
                                                               2003        0.976           1.257             230,557
                                                               2002        1.000           0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291             526,467
                                                               2004        1.073           1.199             434,954
                                                               2003        1.000           1.073              14,159

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289            593,796
                                                               2004        1.067           1.197            372,299
                                                               2003        1.000           1.067             10,036

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340           1.448          6,323,482
                                                               2004        1.217           1.340          5,186,994
                                                               2003        0.994           1.217          3,312,164
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188          1,150,213
                                                               2004        1.440           1.756            862,804
                                                               2003        1.000           1.440            368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.481           1.596          4,394,621
                                                               2004        1.278           1.481          3,889,690
                                                               2003        0.989           1.278          2,193,501
                                                               2002        1.000           0.989                  -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.431           1.524            923,889
                                                               2004        1.262           1.431            431,766
                                                               2003        0.976           1.262             87,223
                                                               2002        1.000           0.976                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.302           1.327          3,053,694
                                                               2004        1.208           1.302          2,973,725
                                                               2003        0.967           1.208          2,335,616
                                                               2002        1.000           0.967                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2005        1.387           1.491            267,952
                                                               2004        1.300           1.387            271,976
                                                               2003        0.949           1.300            214,408
                                                               2002        1.000           0.949                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I    2005        1.304           1.322             34,816
   Shares (9/02)

                                                               2004        1.231           1.304             34,097
                                                               2003        0.967           1.231             33,306
                                                               2002        1.000           0.967                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.170           1.232            891,629
                                                               2004        1.105           1.170            876,533
                                                               2003        0.994           1.105            675,884
                                                               2002        1.000           0.994                  -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.362           1.496             28,557
                                                               2004        1.219           1.362             30,040
                                                               2003        0.988           1.219             34,672
                                                               2002        1.000           0.988                  -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.330           1.450             39,928
                                                               2004        1.352           1.330             40,404
                                                               2003        0.944           1.352             31,662
                                                               2002        1.000           0.944                  -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.211           1.250            130,363
                                                               2004        1.185           1.211            127,226
                                                               2003        0.980           1.185            190,179
                                                               2002        1.000           0.980                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517            808,709
                                                               2004        1.328           1.492            733,265
                                                               2003        1.000           1.328            316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376          4,573,722
                                                               2004        1.237           1.363          4,464,326
                                                               2003        1.000           1.237          2,342,808

   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608          4,969,282
                                                               2004        1.252           1.519          4,181,113
                                                               2003        1.000           1.252          1,952,789

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.068           1.104                  -
                                                               2004        0.985           1.068                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.108          5,187,938
                                                               2004        1.042           1.110          4,627,736
                                                               2003        1.000           1.042          2,203,110

   Total Return Portfolio - Administrative Class (10/01)       2005        1.066           1.067         18,327,374
                                                               2004        1.039           1.066         16,972,145
                                                               2003        1.012           1.039         11,776,640
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.301           1.364             23,720
                                                               2004        1.237           1.301             24,067
                                                               2003        0.958           1.237              4,520
                                                               2002        1.000           0.958                  -

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2005        1.420           1.557            684,925
                                                               2004        1.249           1.420            694,523
                                                               2003        0.994           1.249            639,013
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.764           1.846          1,216,084
                                                               2004        1.429           1.764          1,053,707
                                                               2003        0.977           1.429            798,826
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.382           1.406          2,300,359
                                                               2004        1.305           1.382          3,268,365
                                                               2003        0.960           1.305          1,724,848
                                                               2002        1.000           0.960                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Investors Fund - Class I (10/01)                            2005        1.338           1.394          2,512,286
                                                               2004        1.240           1.338          2,820,016
                                                               2003        0.958           1.240          1,330,720
                                                               2002        1.000           0.958                  -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.334           1.373             65,743
                                                               2004        1.358           1.334             71,782
                                                               2003        0.961           1.358             45,068
                                                               2002        1.000           0.961                  -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.589           1.630          2,239,133
                                                               2004        1.412           1.589          1,763,283
                                                               2003        0.970           1.412            943,187
                                                               2002        1.000           0.970                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.273           1.353            426,620
                                                               2004        1.222           1.273            440,506
                                                               2003        0.967           1.222            259,207
                                                               2002        1.000           0.967                  -

   Convertible Securities Portfolio (6/02)                     2005        1.277           1.253          1,162,266
                                                               2004        1.229           1.277          1,178,613
                                                               2003        0.995           1.229            509,953
                                                               2002        1.000           0.995                  -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.455           1.599            194,384
                                                               2004        1.278           1.455            189,558
                                                               2003        0.977           1.278            155,088
                                                               2002        1.000           0.977                  -

   Equity Income Portfolio (11/01)                             2005        1.320           1.349          3,382,218
                                                               2004        1.229           1.320          3,622,957
                                                               2003        0.958           1.229          2,689,774
                                                               2002        1.000           0.958                  -

   Federated High Yield Portfolio (8/02)                       2005        1.296           1.300            665,216
                                                               2004        1.201           1.296            613,457
                                                               2003        1.003           1.201            390,190
                                                               2002        1.000           1.003                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Federated Stock Portfolio (9/02)                               2005        1.318           1.358                46,011
                                                               2004        1.220           1.318                42,623
                                                               2003        0.978           1.220                12,504
                                                               2002        1.000           0.978                     -

Large Cap Portfolio (10/01)                                    2005        1.227           1.304               657,890
                                                               2004        1.178           1.227               684,784
                                                               2003        0.966           1.178               533,101
                                                               2002        1.000           0.966                     -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.105               155,229

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.017               137,148

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.050             1,072,581

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.083               340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.028                     -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.306           1.431               361,918
                                                               2004        1.153           1.306               402,434
                                                               2003        0.973           1.153               231,169
                                                               2002        1.000           0.973                     -

MFS Emerging Growth Portfolio (11/01)                          2005        1.351           1.310                     -
                                                               2004        1.226           1.351               341,774
                                                               2003        0.971           1.226               262,977
                                                               2002        1.000           0.971                     -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.456           1.467               655,157
                                                               2004        1.305           1.456               309,694
                                                               2003        0.974           1.305               225,887
                                                               2002        1.000           0.974                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
MFS Total Return Portfolio (10/01)                             2005        1.224           1.232         14,704,878
                                                               2004        1.123           1.224         13,582,482
                                                               2003        0.986           1.123          8,894,291
                                                               2002        1.000           0.986                  -

MFS Value Portfolio (5/04)                                     2005        1.116           1.162            648,332
                                                               2004        0.972           1.116             53,025

Mondrian International Stock Portfolio (8/02)                  2005        1.425           1.526          1,911,295
                                                               2004        1.259           1.425          1,619,278
                                                               2003        1.001           1.259            577,731
                                                               2002        1.000           1.001                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.315           1.363            402,347
                                                               2004        1.210           1.315            411,090
                                                               2003        1.000           1.210            181,376

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.036             44,982

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.104            385,841
                                                               2004        0.982           1.089             89,761

Strategic Equity Portfolio (11/01)                             2005        1.354           1.351            471,329
                                                               2004        1.256           1.354            494,070
                                                               2003        0.969           1.256            432,677
                                                               2002        1.000           0.969                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.111             12,357

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.106              4,691

Travelers Quality Bond Portfolio (6/02)                        2005        1.071           1.064            798,681
                                                               2004        1.061           1.071            831,527
                                                               2003        1.014           1.061            399,571
                                                               2002        1.000           1.014                  -

U.S. Government Securities Portfolio (5/04)                    2005        1.046           1.068              8,428
                                                               2004        0.984           1.046                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     NIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.986           0.987          2,056,662
                                                               2004        0.997           0.986          1,044,555
                                                               2003        1.000           0.997            143,635

   Social Awareness Stock Portfolio (3/05)                     2005        1.077           1.099                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.431           1.456          1,584,482
                                                               2004        1.246           1.431          1,602,089
                                                               2003        0.974           1.246            914,064
                                                               2002        1.000           0.974                  -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.205           1.271             38,060
                                                               2004        1.187           1.205             28,691
                                                               2003        0.966           1.187             13,154
                                                               2002        1.000           0.966                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.398           1.595          1,074,568
                                                               2004        1.242           1.398            914,280
                                                               2003        0.991           1.242            597,035
                                                               2002        1.000           0.991                  -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.153           1.361            100,320
                                                               2004        1.164           1.153             25,701
                                                               2003        0.953           1.164             24,304
                                                               2002        1.000           0.953                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.625           1.875          3,596,046
                                                               2004        1.333           1.625          3,135,990
                                                               2003        0.986           1.333          1,911,507
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.000           1.165                -

   High Yield Bond Trust (5/04)                                2005        1.000           0.986                -

   Managed Assets Trust (9/04)                                 2005        1.000           1.017                -

   Money Market Portfolio (5/02)                               2005        1.000           1.006                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.000           1.039                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/01)                                             2005        1.000           1.155                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.116           12,281

   Growth Fund - Class 2 Shares (11/99)                        2005        1.000           1.143           12,637

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.000           1.039           28,572

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.000           1.218                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.000           1.083           14,479

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        1.000           1.006                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.000           1.057                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076               -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102               -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079          12,249

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207               -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.000           1.071          21,549

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.000           1.061               -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.000           1.025               -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2005        1.000           1.089               -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.000           1.026               -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.000           1.058               -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.000           1.130               -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.000           1.122               -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.000           1.039               -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.023              -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073              -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.000           1.040              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989              -

   Total Return Portfolio - Administrative Class (10/01)       2005        1.000           0.998              -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.000           1.066              -

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2005        1.000           1.095              -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.000           1.053              -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.000           1.033              -

   Investors Fund - Class I (10/01)                            2005        1.000           1.045              -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.000           1.054              -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.000           1.074              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.000           1.079              -

   Convertible Securities Portfolio (6/02)                     2005        1.000           0.996              -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.000           1.093              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Equity Income Portfolio (11/01)                                2005        1.000           1.028                 -

Federated High Yield Portfolio (8/02)                          2005        1.000           0.997                 -

Federated Stock Portfolio (9/02)                               2005        1.000           1.029                 -

Large Cap Portfolio (10/01)                                    2005        1.000           1.074                 -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.105                 -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.016                 -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.050                 -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.083            67,777

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027                 -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.000           1.089                 -

MFS Emerging Growth Portfolio (11/01)                          2005        1.000           0.998                 -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.000           1.045                 -

MFS Total Return Portfolio (10/01)                             2005        1.000           1.008            28,174

MFS Value Portfolio (5/04)                                     2005        1.000           1.034                 -

Mondrian International Stock Portfolio (8/02)                  2005        1.000           1.067                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.000           1.043                 -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                 -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.000           1.005            28,882

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Strategic Equity Portfolio (11/01)                          2005        1.000           1.042                 -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.110                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.106                 -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.000           0.989                 -

   U.S. Government Securities Portfolio (5/04)                 2005        1.000           0.997                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        1.000           1.000                 -

   Social Awareness Stock Portfolio (3/05)                     2005        0.974           1.043                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.000           1.028             9,354

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.000           1.071                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.000           1.130            12,773

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.000           1.176                 -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.000           1.138                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.335           1.541            2,675
                                                               2004        1.143           1.335                -
                                                               2003        1.000           1.143                -

   High Yield Bond Trust (5/04)                                2005        1.063           1.052            1,653
                                                               2004        0.988           1.063                -

   Managed Assets Trust (9/04)                                 2005        1.071           1.087                -
                                                               2004        1.013           1.071                -

   Money Market Portfolio (5/02)                               2005        0.980           0.985                -
                                                               2004        0.993           0.980                -
                                                               2003        1.000           0.993                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.148           1.184                -
                                                               2004        1.111           1.148                -
                                                               2003        1.000           1.111                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/01)                                             2005        1.155           1.296                -
                                                               2004        1.092           1.155                -
                                                               2003        1.000           1.092                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.315           1.465          138,800
                                                               2004        1.186           1.315            4,145
                                                               2003        1.000           1.186                -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.261           1.432          614,002
                                                               2004        1.148           1.261           23,636
                                                               2003        1.000           1.148                -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.235           1.277          511,616
                                                               2004        1.145           1.235            6,576
                                                               2003        1.000           1.145                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.491           1.864                -
                                                               2004        1.222           1.491                -
                                                               2003        1.000           1.222                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.465           1.534           25,992
                                                               2004        1.142           1.465                -
                                                               2003        1.000           1.142                -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        1.140           1.162                -
                                                               2004        1.111           1.140                -
                                                               2003        1.000           1.111                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.247           1.289                -
                                                               2004        1.147           1.247                -
                                                               2003        1.000           1.147                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289           13,773
                                                               2004        1.073           1.197                -
                                                               2003        0.996           1.073                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286           71,362
                                                               2004        1.066           1.195            4,448
                                                               2003        1.016           1.066                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326          130,228
                                                               2004        1.116           1.228                -
                                                               2003        1.000           1.116                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Templeton Developing Markets Securities Fund - Class 2      2005        1.537           1.913           47,524
   Shares (5/03)                                               2004        1.261           1.537            2,013
                                                               2003        1.000           1.261                -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.359           1.463          234,426
                                                               2004        1.174           1.359            2,118
                                                               2003        1.000           1.174                -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.315           1.398           38,096
                                                               2004        1.160           1.315                -
                                                               2003        1.000           1.160                -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.215           1.237                -
                                                               2004        1.129           1.215                -
                                                               2003        1.000           1.129                -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2005        1.219           1.308            7,740
                                                               2004        1.144           1.219                -
                                                               2003        1.000           1.144                -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.190           1.204                -
                                                               2004        1.124           1.190                -
                                                               2003        1.000           1.124                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.138           1.196                -
                                                               2004        1.075           1.138                -
                                                               2003        1.000           1.075                -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.245           1.366                -
                                                               2004        1.116           1.245                -
                                                               2003        1.000           1.116                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Global Technology Portfolio - Service Shares (8/02)         2005        1.177           1.282                 -
                                                               2004        1.198           1.177                 -
                                                               2003        1.000           1.198                 -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.164           1.201                 -
                                                               2004        1.140           1.164                 -
                                                               2003        1.000           1.140                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336            53,321
                                                               2004        1.172           1.315                 -
                                                               2003        1.000           1.172                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264            64,314
                                                               2004        1.139           1.253            17,389
                                                               2003        1.000           1.139                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479           164,595
                                                               2004        1.155           1.399             4,197
                                                               2003        1.000           1.155                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.067           1.102                 -
                                                               2004        0.985           1.067                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108            61,897
                                                               2004        1.045           1.111             9,080
                                                               2003        1.000           1.045                 -

   Total Return Portfolio - Administrative Class (10/01)       2005        1.048           1.049           500,643
                                                               2004        1.023           1.048            14,843
                                                               2003        1.000           1.023                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.182           1.238                -
                                                               2004        1.125           1.182                -
                                                               2003        1.000           1.125                -

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2005        1.338           1.467                -
                                                               2004        1.179           1.338                -
                                                               2003        1.000           1.179                -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.523           1.592           43,597
                                                               2004        1.235           1.523                -
                                                               2003        1.000           1.235                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.236           1.257                -
                                                               2004        1.169           1.236                -
                                                               2003        1.000           1.169                -

   Investors Fund - Class I (10/01)                            2005        1.235           1.285          131,791
                                                               2004        1.146           1.235                -
                                                               2003        1.000           1.146                -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.140           1.172                -
                                                               2004        1.161           1.140                -
                                                               2003        1.000           1.161                -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.389           1.423            2,675
                                                               2004        1.235           1.389                -
                                                               2003        1.000           1.235                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.181           1.255                -
                                                               2004        1.135           1.181                -
                                                               2003        1.000           1.135                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Convertible Securities Portfolio (6/02)                        2005        1.144           1.122            1,385
                                                               2004        1.102           1.144              225
                                                               2003        1.000           1.102                -

Disciplined Mid Cap Stock Portfolio (6/02)                     2005        1.332           1.463                -
                                                               2004        1.171           1.332                -
                                                               2003        1.000           1.171                -

Equity Income Portfolio (11/01)                                2005        1.214           1.239           97,181
                                                               2004        1.131           1.214            2,409
                                                               2003        1.000           1.131                -

Federated High Yield Portfolio (8/02)                          2005        1.175           1.177            6,331
                                                               2004        1.090           1.175              219
                                                               2003        1.000           1.090                -

Federated Stock Portfolio (9/02)                               2005        1.236           1.272                -
                                                               2004        1.145           1.236                -
                                                               2003        1.000           1.145                -

Large Cap Portfolio (10/01)                                    2005        1.168           1.240            3,548
                                                               2004        1.122           1.168            2,527
                                                               2003        1.000           1.122                -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.104                -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.016                -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.050          196,583

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.083           70,772

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027           37,182

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (12/01)                       2005        1.232           1.349                     -
                                                               2004        1.088           1.232                     -
                                                               2003        1.000           1.088                     -

MFS Emerging Growth Portfolio (11/01)                          2005        1.216           1.178                     -
                                                               2004        1.104           1.216                     -
                                                               2003        1.000           1.104                     -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.260           1.269                33,475
                                                               2004        1.131           1.260                     -
                                                               2003        1.000           1.131                     -

MFS Total Return Portfolio (10/01)                             2005        1.173           1.180               164,360
                                                               2004        1.077           1.173                     -
                                                               2003        1.000           1.077                     -

MFS Value Portfolio (5/04)                                     2005        1.115           1.160                49,291
                                                               2004        0.972           1.115                   233

Mondrian International Stock Portfolio (8/02)                  2005        1.308           1.400                 8,503
                                                               2004        1.157           1.308                     -
                                                               2003        1.000           1.157                     -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265                     -
                                                               2004        1.126           1.222                     -
                                                               2003        1.000           1.126                     -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                29,181

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102                44,273
                                                               2004        0.982           1.089                     -

Strategic Equity Portfolio (11/01)                             2005        1.201           1.197                     -
                                                               2004        1.115           1.201                     -
                                                               2003        1.000           1.115                     -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.110                 8,486

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.106                13,105

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Travelers Quality Bond Portfolio (6/02)                     2005        1.032           1.025            4,580
                                                               2004        1.023           1.032              743
                                                               2003        1.000           1.023                -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.066                -
                                                               2004        0.984           1.046                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.985           0.985           38,446
                                                               2004        0.997           0.985           21,345
                                                               2003        1.000           0.997                -

   Social Awareness Stock Portfolio (3/05)                     2005        1.026           1.098                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.302           1.324           18,512
                                                               2004        1.135           1.302                -
                                                               2003        1.000           1.135                -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.147           1.209                -
                                                               2004        1.131           1.147                -
                                                               2003        1.000           1.131                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.282           1.461           15,192
                                                               2004        1.140           1.282            6,475
                                                               2003        1.000           1.140                -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.092           1.288                -
                                                               2004        1.104           1.092                -
                                                               2003        1.000           1.104                -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.457           1.680           48,387
                                                               2004        1.197           1.457                -
                                                               2003        1.000           1.197                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.377           1.588             54,696
                                                               2004        1.180           1.377              9,989
                                                               2003        0.968           1.180                785
                                                               2002        1.000           0.968                  -

   High Yield Bond Trust (5/04)                                2005        1.062           1.050                  -
                                                               2004        0.988           1.062             27,383

   Managed Assets Trust (9/04)                                 2005        1.071           1.085                  -
                                                               2004        1.013           1.071                  -

   Money Market Portfolio (5/02)                               2005        0.969           0.973            234,472
                                                               2004        0.983           0.969            132,347
                                                               2003        0.999           0.983             11,760
                                                               2002        1.000           0.999                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.213           1.251             24,538
                                                               2004        1.175           1.213             24,538
                                                               2003        0.963           1.175             19,935
                                                               2002        1.000           0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/01)                                             2005        1.206           1.352             17,902
                                                               2004        1.141           1.206             36,520
                                                               2003        0.947           1.141             27,611
                                                               2002        1.000           0.947                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.439           1.602            810,358
                                                               2004        1.299           1.439            821,906
                                                               2003        0.984           1.299            579,425
                                                               2002        1.000           0.984                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.408           1.596          2,678,858
                                                               2004        1.282           1.408          2,649,329
                                                               2003        0.960           1.282          1,571,576
                                                               2002        1.000           0.960                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.352           1.396             3,051,032
                                                               2004        1.255           1.352             3,175,477
                                                               2003        0.971           1.255             2,119,583
                                                               2002        1.000           0.971                     -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.669           2.084                 2,063
                                                               2004        1.369           1.669                 2,065
                                                               2003        0.982           1.369                 2,067
                                                               2002        1.000           0.982                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.685           1.763               152,076
                                                               2004        1.314           1.685               154,464
                                                               2003        1.005           1.314               116,510
                                                               2002        1.000           1.005                     -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        1.177           1.198                23,701
                                                               2004        1.148           1.177                23,236
                                                               2003        0.971           1.148                 2,694
                                                               2002        1.000           0.971                     -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.363           1.407                 4,907
                                                               2004        1.254           1.363                 4,447
                                                               2003        0.976           1.254                 3,495
                                                               2002        1.000           0.976                     -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196           1.286               240,849
                                                               2004        1.073           1.196               236,985
                                                               2003        1.000           1.073                 2,903

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194           1.283            210,512
                                                               2004        1.066           1.194            203,476
                                                               2003        1.000           1.066                240

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334           1.440            685,220
                                                               2004        1.214           1.334            650,674
                                                               2003        0.994           1.214            458,930
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750           2.176            148,890
                                                               2004        1.438           1.750            111,684
                                                               2003        1.000           1.438             44,071

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.475           1.586            606,826
                                                               2004        1.275           1.475            576,751
                                                               2003        0.988           1.275            252,135
                                                               2002        1.000           0.988                  -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.425           1.514             80,525
                                                               2004        1.259           1.425             25,772
                                                               2003        0.976           1.259              2,057
                                                               2002        1.000           0.976                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.296           1.319             94,634
                                                               2004        1.205           1.296             86,299
                                                               2003        0.967           1.205             65,914
                                                               2002        1.000           0.967                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2005        1.381           1.481             27,139
                                                               2004        1.298           1.381             21,740
                                                               2003        0.949           1.298              1,981
                                                               2002        1.000           0.949                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I    2005        1.299           1.314              1,238
   Shares (9/02)

                                                               2004        1.228           1.299              1,241
                                                               2003        0.967           1.228                211
                                                               2002        1.000           0.967                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.166           1.225                  -
                                                               2004        1.103           1.166              7,190
                                                               2003        0.994           1.103             27,518
                                                               2002        1.000           0.994                  -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.356           1.487              2,629
                                                               2004        1.217           1.356              2,698
                                                               2003        0.988           1.217              2,687
                                                               2002        1.000           0.988                  -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.324           1.442                792
                                                               2004        1.350           1.324                795
                                                               2003        0.944           1.350                664
                                                               2002        1.000           0.944                  -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.206           1.242             29,219
                                                               2004        1.182           1.206             28,719
                                                               2003        0.980           1.182             27,591
                                                               2002        1.000           0.980                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487           1.509            208,887
                                                               2004        1.326           1.487            243,815
                                                               2003        1.000           1.326             85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358           1.369            547,969
                                                               2004        1.236           1.358            590,460
                                                               2003        1.000           1.236            321,133

   Mid-Cap Value Portfolio (5/03)                              2005        1.514           1.599            554,292
                                                               2004        1.251           1.514            527,627
                                                               2003        1.000           1.251            204,552

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.066           1.100                  -
                                                               2004        0.985           1.066                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106           1.102            625,434
                                                               2004        1.041           1.106            602,161
                                                               2003        1.000           1.041            397,814

   Total Return Portfolio - Administrative Class (10/01)       2005        1.061           1.061          2,382,012
                                                               2004        1.037           1.061          2,364,335
                                                               2003        1.012           1.037          1,779,865
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.295           1.356                  -
                                                               2004        1.234           1.295                  -
                                                               2003        0.958           1.234                  -
                                                               2002        1.000           0.958                  -

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2005        1.414           1.548            118,435
                                                               2004        1.247           1.414            123,675
                                                               2003        0.994           1.247            141,914
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.756           1.835            120,574
                                                               2004        1.426           1.756             89,169
                                                               2003        0.977           1.426             48,389
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.376           1.397            199,161
                                                               2004        1.302           1.376            206,538
                                                               2003        0.960           1.302            167,690
                                                               2002        1.000           0.960                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Investors Fund - Class I (10/01)                            2005        1.333           1.386            192,594
                                                               2004        1.238           1.333            201,989
                                                               2003        0.958           1.238            171,462
                                                               2002        1.000           0.958                  -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.329           1.364              1,994
                                                               2004        1.355           1.329              1,937
                                                               2003        0.961           1.355              1,697
                                                               2002        1.000           0.961                  -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.583           1.620            138,098
                                                               2004        1.409           1.583            194,919
                                                               2003        0.969           1.409            117,984
                                                               2002        1.000           0.969                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.268           1.345             89,524
                                                               2004        1.220           1.268             90,190
                                                               2003        0.967           1.220             89,135
                                                               2002        1.000           0.967                  -

   Convertible Securities Portfolio (6/02)                     2005        1.272           1.246            153,672
                                                               2004        1.226           1.272            149,871
                                                               2003        0.995           1.226             11,156
                                                               2002        1.000           0.995                  -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.449           1.589             61,319
                                                               2004        1.275           1.449             63,067
                                                               2003        0.977           1.275             55,380
                                                               2002        1.000           0.977                  -

   Equity Income Portfolio (11/01)                             2005        1.315           1.341            283,797
                                                               2004        1.226           1.315            312,955
                                                               2003        0.958           1.226            228,153
                                                               2002        1.000           0.958                  -

   Federated High Yield Portfolio (8/02)                       2005        1.291           1.292             79,508
                                                               2004        1.198           1.291             79,142
                                                               2003        1.003           1.198             22,819
                                                               2002        1.000           1.003                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Federated Stock Portfolio (9/02)                               2005        1.313           1.350             2,412
                                                               2004        1.217           1.313               981
                                                               2003        0.977           1.217                 -
                                                               2002        1.000           0.977                 -

Large Cap Portfolio (10/01)                                    2005        1.222           1.296           106,339
                                                               2004        1.176           1.222           101,957
                                                               2003        0.966           1.176           100,664
                                                               2002        1.000           0.966                 -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.104                 -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                 -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                 -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.082             6,250

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027                 -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.301           1.422           117,889
                                                               2004        1.150           1.301           126,310
                                                               2003        0.973           1.150            85,949
                                                               2002        1.000           0.973                 -

MFS Emerging Growth Portfolio (11/01)                          2005        1.346           1.304                 -
                                                               2004        1.223           1.346            19,855
                                                               2003        0.971           1.223            18,671
                                                               2002        1.000           0.971                 -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.450           1.458            34,070
                                                               2004        1.302           1.450            15,948
                                                               2003        0.974           1.302             5,936
                                                               2002        1.000           0.974                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     NIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
MFS Total Return Portfolio (10/01)                             2005        1.219           1.225          1,484,978
                                                               2004        1.121           1.219          1,534,701
                                                               2003        0.986           1.121          1,669,877
                                                               2002        1.000           0.986                  -

MFS Value Portfolio (5/04)                                     2005        1.114           1.158             31,530
                                                               2004        0.972           1.114              8,026

Mondrian International Stock Portfolio (8/02)                  2005        1.419           1.516            117,114
                                                               2004        1.256           1.419             68,612
                                                               2003        1.001           1.256             42,730
                                                               2002        1.000           1.001                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.310           1.355            111,025
                                                               2004        1.208           1.310            109,780
                                                               2003        1.000           1.208             15,008

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088           1.101            128,571
                                                               2004        0.982           1.088             24,688

Strategic Equity Portfolio (11/01)                             2005        1.348           1.343             39,402
                                                               2004        1.254           1.348             39,721
                                                               2003        0.969           1.254             36,786
                                                               2002        1.000           0.969                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.109                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.105                  -

Travelers Quality Bond Portfolio (6/02)                        2005        1.067           1.058             79,108
                                                               2004        1.058           1.067             79,085
                                                               2003        1.014           1.058             13,167
                                                               2002        1.000           1.014                  -

U.S. Government Securities Portfolio (5/04)                    2005        1.045           1.064             35,764
                                                               2004        0.984           1.045             17,656

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.983           0.982           272,087
                                                               2004        0.996           0.983           302,874
                                                               2003        1.000           0.996            47,603

   Social Awareness Stock Portfolio (3/05)                     2005        1.076           1.096                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.425           1.447           193,397
                                                               2004        1.243           1.425           201,061
                                                               2003        0.974           1.243           235,475
                                                               2002        1.000           0.974                 -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.200           1.263                 -
                                                               2004        1.185           1.200                 -
                                                               2003        0.966           1.185                 -
                                                               2002        1.000           0.966                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.393           1.585            73,312
                                                               2004        1.239           1.393            56,482
                                                               2003        0.991           1.239            17,573
                                                               2002        1.000           0.991                 -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.148           1.352                 -
                                                               2004        1.162           1.148                 -
                                                               2003        0.953           1.162                 -
                                                               2002        1.000           0.953                 -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.618           1.864           558,275
                                                               2004        1.330           1.618           480,220
                                                               2003        0.986           1.330           212,265
                                                               2002        1.000           0.986                 -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders.

Federated Stock Portfolio is no longer available to new contract holders.

Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders.

Fixed Fund is no longer available to new contract holders.

Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders.

Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders.

Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners.

                              PORTFOLIO ARCHITECT L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     NIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297            200,941
                                                               2004        0.952           1.117            274,552
                                                               2003        0.777           0.952            276,632
                                                               2002        0.877           0.777            223,435

   High Yield Bond Trust (5/04)                                2005        1.067           1.061             55,179
                                                               2004        0.989           1.067                  -

   Managed Assets Trust (9/04)                                 2005        1.075           1.096                  -
                                                               2004        1.015           1.075                  -

   Money Market Portfolio (5/02)                               2005        0.977           0.987            150,830
                                                               2004        0.986           0.977            673,304
                                                               2003        0.996           0.986            855,860
                                                               2002        0.999           0.996            802,446

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.034           1.166            244,221
                                                               2004        0.973           1.034            458,633
                                                               2003        0.803           0.973            483,364
                                                               2002        1.183           0.803            440,010
                                                               2001        1.000           1.183             25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.473           1.649          1,914,049
                                                               2004        1.322           1.473          1,965,953
                                                               2003        0.995           1.322          1,577,762
                                                               2002        1.188           0.995            579,448
                                                               2001        1.000           1.188             53,009

   Growth Fund - Class 2 Shares (11/99)                        2005        1.362           1.553          6,908,813
                                                               2004        1.233           1.362          7,498,271
                                                               2003        0.918           1.233          6,289,036
                                                               2002        1.238           0.918          2,672,503
                                                               2001        1.000           1.238            328,550

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.291           1.341          6,617,005
                                                               2004        1.191           1.291          7,869,519
                                                               2003        0.916           1.191          6,886,746
                                                               2002        1.143           0.916          3,517,428
                                                               2001        1.000           1.143            483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703            399,140
                                                               2004        1.255           1.618            534,356
                                                               2003        0.953           1.255            420,706
                                                               2002        1.046           0.953            169,208

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        0.981           1.005            113,162
                                                               2004        0.951           0.981            113,107
                                                               2003        0.799           0.951            229,583
                                                               2002        0.837           0.799            136,153

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.063           1.104            610,789
                                                               2004        0.972           1.063            811,595
                                                               2003        0.752           0.972            795,333
                                                               2002        0.934           0.752            429,565

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302             60,422
                                                               2004        1.074           1.204             34,482
                                                               2003        1.000           1.074              5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299            117,915
                                                               2004        1.067           1.202             26,373
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242          1,734,260
                                                               2004        1.035           1.144          1,999,529

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Mutual Shares Securities Fund - Class 2 Shares              2003        0.842           1.035         1,608,369
   (continued)                                                 2002        0.999           0.842           719,789

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211           838,387
                                                               2004        1.444           1.767           538,483
                                                               2003        1.000           1.444            73,437

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.369           1.481         2,258,919
                                                               2004        1.177           1.369         1,963,706
                                                               2003        0.907           1.177         1,293,188
                                                               2002        1.134           0.907           589,742
                                                               2001        1.000           1.134            29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246           439,470
                                                               2004        1.024           1.166           662,918
                                                               2003        0.789           1.024           314,762
                                                               2002        0.831           0.789           130,925

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.180           1.208         1,239,450
                                                               2004        1.091           1.180         2,117,905
                                                               2003        0.870           1.091         2,036,010
                                                               2002        1.141           0.870           903,725
                                                               2001        1.000           1.141            46,322

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2005        1.113           1.200            56,448
                                                               2004        1.039           1.113            65,449
                                                               2003        0.755           1.039            48,254
                                                               2002        0.777           0.755             2,659

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.085           1.103            17,623
                                                               2004        1.019           1.085            19,509
                                                               2003        0.798           1.019            31,671
                                                               2002        0.760           0.798            16,195

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.082           1.144           224,786
                                                               2004        1.018           1.082           232,165
                                                               2003        0.912           1.018           226,801
                                                               2002        0.922           0.912           192,627

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.020           1.125            12,895
                                                               2004        0.910           1.020            13,043
                                                               2003        0.734           0.910            12,999
                                                               2002        0.773           0.734             2,339

   Global Technology Portfolio - Service Shares (8/02)         2005        0.885           0.970            17,017
                                                               2004        0.897           0.885           107,994
                                                               2003        0.624           0.897           111,827
                                                               2002        0.657           0.624             9,994

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        0.921           0.955            37,932
                                                               2004        0.898           0.921            70,179
                                                               2003        0.739           0.898            71,689
                                                               2002        0.746           0.739           102,057

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534           237,592
                                                               2004        1.332           1.502           247,135
                                                               2003        1.000           1.332            80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391           395,149
                                                               2004        1.241           1.372           374,495
                                                               2003        1.000           1.241           244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625           961,887
                                                               2004        1.256           1.529           710,264
                                                               2003        1.000           1.256           316,447

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.071           1.111                 -
                                                               2004        0.987           1.071                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119         1,495,964
                                                               2004        1.045           1.117         2,231,285
                                                               2003        1.000           1.045         1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146        10,573,072
                                                               2004        1.107           1.140        14,158,270
                                                               2003        1.074           1.107        14,489,686
                                                               2002        1.003           1.074         8,698,076
                                                               2001        1.000           1.003           284,980

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.323           1.458           375,153
                                                               2004        1.160           1.323           516,700
                                                               2003        0.919           1.160           603,425
                                                               2002        1.138           0.919           285,369
                                                               2001        1.000           1.138            52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874           844,247
                                                               2004        1.439           1.783         1,134,138
                                                               2003        0.980           1.439         1,081,087
                                                               2002        1.221           0.980           712,422
                                                               2001        1.000           1.221            16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.204           1.229         2,575,093
                                                               2004        1.132           1.204         3,132,904
                                                               2003        0.829           1.132         2,830,329
                                                               2002        1.127           0.829         1,972,141
                                                               2001        1.000           1.127           277,708

   Investors Fund - Class I (11/99)                            2005        1.205           1.261         1,173,271
                                                               2004        1.112           1.205         1,380,340
                                                               2003        0.856           1.112           997,741
                                                               2002        1.134           0.856           806,373
                                                               2001        1.000           1.134            76,156

   Large Cap Growth Fund - Class I (9/02)                      2005        1.117           1.154           153,668
                                                               2004        1.132           1.117           294,225

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Large Cap Growth Fund - Class I  (continued)                2003        0.798           1.132            90,125
                                                               2002        0.755           0.798            14,568

   Small Cap Growth Fund - Class I (11/99)                     2005        1.329           1.369           983,324
                                                               2004        1.176           1.329         1,076,083
                                                               2003        0.805           1.176         1,094,670
                                                               2002        1.255           0.805           354,038
                                                               2001        1.000           1.255             3,283

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.196           1.277           434,982
                                                               2004        1.144           1.196           595,498
                                                               2003        0.901           1.144           327,479
                                                               2002        1.206           0.901            82,566
                                                               2001        1.000           1.206             3,553

   Convertible Securities Portfolio (6/02)                     2005        1.211           1.193           311,252
                                                               2004        1.160           1.211         2,407,328
                                                               2003        0.936           1.160           639,427
                                                               2002        0.975           0.936           170,593

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.191           1.314           256,661
                                                               2004        1.042           1.191           266,416
                                                               2003        0.793           1.042           313,401
                                                               2002        0.882           0.793            58,105

   Equity Income Portfolio (11/99)                             2005        1.326           1.360         2,251,835
                                                               2004        1.229           1.326         2,433,328
                                                               2003        0.955           1.229         1,969,032
                                                               2002        1.130           0.955           718,818
                                                               2001        1.000           1.130            27,813

   Federated High Yield Portfolio (8/02)                       2005        1.291           1.300           745,362
                                                               2004        1.191           1.291           991,656
                                                               2003        0.991           1.191           960,744
                                                               2002        0.941           0.991            93,591

   Federated Stock Portfolio (9/02)                            2005        1.064           1.100            77,154
                                                               2004        0.980           1.064            79,394
                                                               2003        0.782           0.980            84,271
                                                               2002        0.788           0.782            17,425

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Large Cap Portfolio (11/99)                                    2005        1.103           1.177          1,103,383
                                                               2004        1.055           1.103            915,748
                                                               2003        0.862           1.055            794,841
                                                               2002        1.138           0.862            226,191
                                                               2001        1.000           1.138             36,628

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                  -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019             86,058

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053             78,054

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.086          3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.145           1.259            194,233
                                                               2004        1.006           1.145            273,915
                                                               2003        0.846           1.006            172,694
                                                               2002        1.151           0.846            159,360
                                                               2001        1.000           1.151                614

MFS Emerging Growth Portfolio (11/99)                          2005        1.104           1.070                  -
                                                               2004        0.997           1.104            424,267
                                                               2003        0.787           0.997            275,657
                                                               2002        1.219           0.787            179,610
                                                               2001        1.000           1.219              4,324

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.827           0.837          1,016,433
                                                               2004        0.738           0.827            768,481
                                                               2003        0.549           0.738            783,843
                                                               2002        0.626           0.549            222,429

MFS Total Return Portfolio (11/99)                             2005        1.258           1.271          9,648,193
                                                               2004        1.150           1.258         10,625,367
                                                               2003        1.005           1.150          9,375,765

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
MFS Total Return Portfolio  (continued)                        2002        1.081           1.005             4,154,038
                                                               2001        1.000           1.081               348,528

MFS Value Portfolio (5/04)                                     2005        1.119           1.169               108,277
                                                               2004        0.972           1.119                     -

Mondrian International Stock Portfolio (8/02)                  2005        1.209           1.300               424,780
                                                               2004        1.064           1.209               404,686
                                                               2003        0.843           1.064               261,140
                                                               2002        0.845           0.843                35,971

Pioneer Fund Portfolio (5/03)                                  2005        1.324           1.377                25,462
                                                               2004        1.213           1.324                30,145
                                                               2003        1.000           1.213                22,941

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.038                   209

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.112               176,162
                                                               2004        0.983           1.092                 7,354

Strategic Equity Portfolio (11/99)                             2005        1.054           1.056               738,970
                                                               2004        0.974           1.054               840,779
                                                               2003        0.749           0.974               875,861
                                                               2002        1.148           0.749               654,693
                                                               2001        1.000           1.148               122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.113                     -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.109                     -

Travelers Quality Bond Portfolio (6/02)                        2005        1.124           1.121               760,051
                                                               2004        1.108           1.124             1,333,327
                                                               2003        1.055           1.108             1,212,574
                                                               2002        1.015           1.055               544,484

U.S. Government Securities Portfolio (5/04)                    2005        1.049           1.075                 4,894
                                                               2004        0.984           1.049                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.991           0.996           453,573
                                                               2004        0.998           0.991           429,944
                                                               2003        1.000           0.998           109,660

   Social Awareness Stock Portfolio (3/05)                     2005        1.080           1.107                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.133           1.158           784,448
                                                               2004        0.983           1.133         1,107,608
                                                               2003        0.766           0.983         1,094,511
                                                               2002        0.907           0.766           665,542

   Enterprise Portfolio - Class II Shares (7/02)               2005        0.909           0.963            66,019
                                                               2004        0.893           0.909            66,034
                                                               2003        0.723           0.893            71,388
                                                               2002        0.788           0.723            78,186

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)             2005        1.233           1.412           537,353
                                                               2004        1.091           1.233           796,095
                                                               2003        0.867           1.091           530,106
                                                               2002        0.985           0.867           290,464

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.053           1.247           173,750
                                                               2004        1.059           1.053           191,175
                                                               2003        0.863           1.059           189,423
                                                               2002        0.778           0.863           163,295

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643         1,771,018
                                                               2004        1.159           1.418         1,933,959
                                                               2003        0.854           1.159         1,521,044
                                                               2002        0.993           0.854           558,775

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.391           1.612                -
                                                               2004        1.186           1.391                -
                                                               2003        0.968           1.186                -
                                                               2002        1.000           0.968                -

   High Yield Bond Trust (5/04)                                2005        1.066           1.059                -
                                                               2004        0.989           1.066                -

   Managed Assets Trust (9/04)                                 2005        1.074           1.094                -
                                                               2004        1.014           1.074                -

   Money Market Portfolio (5/02)                               2005        0.979           0.987           11,670
                                                               2004        0.988           0.979           11,700
                                                               2003        1.000           0.988                -
                                                               2002        1.000           1.000                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.218           1.372            8,961
                                                               2004        1.147           1.218            8,961
                                                               2003        0.948           1.147            4,728
                                                               2002        1.000           0.948                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.454           1.626            1,395
                                                               2004        1.306           1.454            8,292
                                                               2003        0.984           1.306                -
                                                               2002        1.000           0.984                -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.422           1.620          312,677
                                                               2004        1.289           1.422          310,343
                                                               2003        0.961           1.289          233,269
                                                               2002        1.000           0.961                -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.365           1.417          612,262
                                                               2004        1.261           1.365          612,287
                                                               2003        0.971           1.261          359,401
                                                               2002        1.000           0.971                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.702           1.789             14,515
                                                               2004        1.321           1.702                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.321                -
                                                               2002        1.000           1.005                -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                               2005        1.189           1.217                -
                                                               2004        1.154           1.189                -
                                                               2003        0.971           1.154                -
                                                               2002        1.000           0.971                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.377           1.429                -
                                                               2004        1.261           1.377                -
                                                               2003        0.976           1.261                -
                                                               2002        1.000           0.976                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299                -
                                                               2004        1.074           1.203                -
                                                               2003        1.000           1.074                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.297                -
                                                               2004        1.067           1.201                -
                                                               2003        1.000           1.067                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.348           1.462                -
                                                               2004        1.220           1.348                -
                                                               2003        0.994           1.220           37,934
                                                               2002        1.000           0.994                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.764           2.205           19,976
                                                               2004        1.443           1.764           14,602
                                                               2003        1.000           1.443                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Templeton Foreign Securities Fund - Class 2                 2005        1.490           1.610            42,325
   Shares (11/99)

                                                               2004        1.282           1.490            47,231
                                                               2003        0.989           1.282            45,162
                                                               2002        1.000           0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.440           1.537            11,908
                                                               2004        1.265           1.440            11,908
                                                               2003        0.976           1.265                 -
                                                               2002        1.000           0.976                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.310           1.339           103,069
                                                               2004        1.211           1.310           105,163
                                                               2003        0.967           1.211           105,766
                                                               2002        1.000           0.967                 -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2005        1.396           1.504                 -
                                                               2004        1.304           1.396                 -
                                                               2003        0.949           1.304                 -
                                                               2002        1.000           0.949                 -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.312           1.334                 -
                                                               2004        1.235           1.312                 -
                                                               2003        0.967           1.235                 -
                                                               2002        1.000           0.967                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.178           1.243                 -
                                                               2004        1.109           1.178                 -
                                                               2003        0.994           1.109                 -
                                                               2002        1.000           0.994                 -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.370           1.510                 -
                                                               2004        1.223           1.370                 -
                                                               2003        0.988           1.223                 -
                                                               2002        1.000           0.988                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Global Technology Portfolio - Service Shares (8/02)         2005        1.338           1.464                 -
                                                               2004        1.357           1.338                 -
                                                               2003        0.944           1.357                 -
                                                               2002        1.000           0.944                 -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.218           1.261                 -
                                                               2004        1.188           1.218                 -
                                                               2003        0.980           1.188                 -
                                                               2002        1.000           0.980                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500           1.529             9,699
                                                               2004        1.331           1.500            24,726
                                                               2003        1.000           1.331            21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370           1.387                 -
                                                               2004        1.240           1.370                 -
                                                               2003        1.000           1.240                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.527           1.620            29,794
                                                               2004        1.255           1.527            29,800
                                                               2003        1.000           1.255            29,801

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.070           1.110                 -
                                                               2004        0.987           1.070                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.116            60,291
                                                               2004        1.044           1.115            60,291
                                                               2003        1.000           1.044            57,878

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072           1.077           160,810
                                                               2004        1.042           1.072           179,966
                                                               2003        1.012           1.042           151,979
                                                               2002        1.000           1.012                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.428           1.572            67,482
                                                               2004        1.253           1.428            72,597
                                                               2003        0.994           1.253            72,597
                                                               2002        1.000           0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774           1.863            13,974
                                                               2004        1.433           1.774             8,360
                                                               2003        0.977           1.433             8,360
                                                               2002        1.000           0.977                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.390           1.419            39,811
                                                               2004        1.309           1.390            39,816
                                                               2003        0.960           1.309            40,379
                                                               2002        1.000           0.960                 -

   Investors Fund - Class I (11/99)                            2005        1.347           1.407             6,103
                                                               2004        1.244           1.347             6,109
                                                               2003        0.959           1.244             3,053
                                                               2002        1.000           0.959                 -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.342           1.385                 -
                                                               2004        1.362           1.342                 -
                                                               2003        0.961           1.362                 -
                                                               2002        1.000           0.961                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.599           1.645                 -
                                                               2004        1.416           1.599                 -
                                                               2003        0.970           1.416                 -
                                                               2002        1.000           0.970                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.281           1.366            20,979
                                                               2004        1.226           1.281            20,979
                                                               2003        0.967           1.226            20,979
                                                               2002        1.000           0.967                 -

   Convertible Securities Portfolio (6/02)                     2005        1.285           1.265                 -
                                                               2004        1.233           1.285                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Convertible Securities Portfolio  (continued)                  2003        0.996           1.233                -
                                                               2002        1.000           0.996                -

Disciplined Mid Cap Stock Portfolio (6/02)                     2005        1.464           1.614                -
                                                               2004        1.282           1.464                -
                                                               2003        0.977           1.282                -
                                                               2002        1.000           0.977                -

Equity Income Portfolio (11/99)                                2005        1.329           1.361           78,736
                                                               2004        1.233           1.329           79,753
                                                               2003        0.958           1.233           75,794
                                                               2002        1.000           0.958                -

Federated High Yield Portfolio (8/02)                          2005        1.304           1.311                -
                                                               2004        1.205           1.304                -
                                                               2003        1.003           1.205                -
                                                               2002        1.000           1.003                -

Federated Stock Portfolio (9/02)                               2005        1.327           1.370                -
                                                               2004        1.224           1.327                -
                                                               2003        0.978           1.224                -
                                                               2002        1.000           0.978                -

Large Cap Portfolio (11/99)                                    2005        1.235           1.316                -
                                                               2004        1.182           1.235                -
                                                               2003        0.967           1.182                -
                                                               2002        1.000           0.967                -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.107                -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.018                -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.052                -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.017           1.085                -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.029                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.314           1.444                 -
                                                               2004        1.156           1.314                 -
                                                               2003        0.973           1.156                 -
                                                               2002        1.000           0.973                 -

MFS Emerging Growth Portfolio (11/99)                          2005        1.360           1.318                 -
                                                               2004        1.230           1.360                 -
                                                               2003        0.971           1.230                 -
                                                               2002        1.000           0.971                 -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.465           1.481                 -
                                                               2004        1.309           1.465                 -
                                                               2003        0.974           1.309                 -
                                                               2002        1.000           0.974                 -

MFS Total Return Portfolio (11/99)                             2005        1.231           1.243           134,864
                                                               2004        1.127           1.231           143,268
                                                               2003        0.986           1.127           291,870
                                                               2002        1.000           0.986                 -

MFS Value Portfolio (5/04)                                     2005        1.118           1.167                 -
                                                               2004        0.972           1.118            22,795

Mondrian International Stock Portfolio (8/02)                  2005        1.433           1.540            63,875
                                                               2004        1.263           1.433            70,505
                                                               2003        1.001           1.263            67,375
                                                               2002        1.000           1.001                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.321           1.373             5,924
                                                               2004        1.212           1.321             5,930
                                                               2003        1.000           1.212             6,531

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.037                 -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.110                 -
                                                               2004        0.983           1.092                 -

Strategic Equity Portfolio (11/99)                             2005        1.362           1.363             8,608
                                                               2004        1.260           1.362             8,608
                                                               2003        0.969           1.260             8,608
                                                               2002        1.000           0.969                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.108                -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.078           1.074            8,248
                                                               2004        1.064           1.078            8,276
                                                               2003        1.014           1.064                -
                                                               2002        1.000           1.014                -

   U.S. Government Securities Portfolio (5/04)                 2005        1.049           1.073                -
                                                               2004        0.984           1.049                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.990           0.994                -
                                                               2004        0.998           0.990                -
                                                               2003        1.000           0.998                -

   Social Awareness Stock Portfolio (3/05)                     2005        1.079           1.105                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.439           1.470                -
                                                               2004        1.250           1.439                -
                                                               2003        0.974           1.250                -
                                                               2002        1.000           0.974                -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.212           1.282                -
                                                               2004        1.191           1.212                -
                                                               2003        0.966           1.191                -
                                                               2002        1.000           0.966                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)             2005        1.407           1.610                -
                                                               2004        1.246           1.407                -
                                                               2003        0.991           1.246                -
                                                               2002        1.000           0.991                -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2005        1.160           1.373                -
                                                               2004        1.168           1.160                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Dynamic Capital Appreciation Portfolio - Service            2003        0.953           1.168                -
   Class 2  (continued)                                        2002        1.000           0.953                -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.635           1.892           48,157
                                                               2004        1.337           1.635           22,724
                                                               2003        0.986           1.337           21,215
                                                               2002        1.000           0.986                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.389           1.610                 -
                                                               2004        1.186           1.389                 -
                                                               2003        0.968           1.186                 -
                                                               2002        1.000           0.968                 -

   High Yield Bond Trust (5/04)                                2005        1.066           1.058                 -
                                                               2004        0.988           1.066                 -

   Managed Assets Trust (9/04)                                 2005        1.074           1.093                 -
                                                               2004        1.014           1.074                 -

   Money Market Portfolio (5/02)                               2005        0.978           0.986                 -
                                                               2004        0.987           0.978                 -
                                                               2003        1.000           0.987                 -
                                                               2002        1.000           1.000                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.217           1.370                 -
                                                               2004        1.146           1.217                 -
                                                               2003        0.948           1.146                 -
                                                               2002        1.000           0.948                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452           1.624            47,188
                                                               2004        1.305           1.452            26,165
                                                               2003        0.984           1.305            19,446
                                                               2002        1.000           0.984                 -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420           1.618            82,075
                                                               2004        1.288           1.420            61,511
                                                               2003        0.961           1.288            44,303
                                                               2002        1.000           0.961                 -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364           1.415            90,275
                                                               2004        1.261           1.364            83,688
                                                               2003        0.971           1.261            44,174
                                                               2002        1.000           0.971                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.701           1.787               696
                                                               2004        1.321           1.701                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Delaware VIP REIT Series - Standard Class  (continued)          2003        1.005            1.321                  -
                                                                    2002        1.000            1.005                  -

Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        1.187            1.215                  -
                                                                    2004        1.153            1.187                  -
                                                                    2003        0.971            1.153                  -
                                                                    2002        1.000            0.971                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.375            1.427                  -
                                                                    2004        1.260            1.375                  -
                                                                    2003        0.976            1.260                  -
                                                                    2002        1.000            0.976                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.202            1.298             31,491
                                                                    2004        1.074            1.202                  -
                                                                    2003        0.996            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.200            1.295                  -
                                                                    2004        1.067            1.200                  -
                                                                    2003        1.016            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.347            1.459                  -
                                                                    2004        1.220            1.347                  -
                                                                    2003        0.994            1.220             13,197
                                                                    2002        1.000            0.994                  -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.763            2.202              5,840
                                                                    2004        1.442            1.763                  -
                                                                    2003        1.000            1.442             10,805

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.489            1.608             31,827
                                                                    2004        1.281            1.489             29,138
                                                                    2003        0.989            1.281             42,256
                                                                    2002        1.000            0.989                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.438            1.535             10,334
                                                                    2004        1.265            1.438              3,214
                                                                    2003        0.976            1.265                  -
                                                                    2002        1.000            0.976                  -

Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.308            1.337              1,322
                                                                    2004        1.211            1.308              1,326
                                                                    2003        0.967            1.211                  -
                                                                    2002        1.000            0.967                  -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.394            1.502              7,097
                                                                    2004        1.304            1.394                  -
                                                                    2003        0.949            1.304                  -
                                                                    2002        1.000            0.949                  -

    Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (9/02)                                                   2005        1.311            1.332                  -
                                                                    2004        1.234            1.311                  -
                                                                    2003        0.967            1.234                  -
                                                                    2002        1.000            0.967                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.176            1.242                  -
                                                                    2004        1.108            1.176                  -
                                                                    2003        0.994            1.108                  -
                                                                    2002        1.000            0.994                  -

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.369            1.507                  -
                                                                    2004        1.223            1.369                  -
                                                                    2003        0.988            1.223                  -
                                                                    2002        1.000            0.988                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Technology Portfolio - Service Shares (8/02)             2005        1.337            1.462              7,625
                                                                    2004        1.356            1.337                  -
                                                                    2003        0.944            1.356                  -
                                                                    2002        1.000            0.944                  -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        1.217            1.259                  -
                                                                    2004        1.188            1.217                  -
                                                                    2003        0.980            1.188                  -
                                                                    2002        1.000            0.980                  -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.498            1.527              5,128
                                                                    2004        1.330            1.498              3,083
                                                                    2003        1.018            1.330                  -

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.369            1.385             32,552
                                                                    2004        1.239            1.369             17,462
                                                                    2003        1.021            1.239                  -

    Mid-Cap Value Portfolio (5/03)                                  2005        1.525            1.618             21,903
                                                                    2004        1.255            1.525             12,982
                                                                    2003        1.012            1.255                  -

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.070            1.109                  -
                                                                    2004        0.986            1.070                  -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.114            1.115              5,990
                                                                    2004        1.044            1.114              5,900
                                                                    2003        1.002            1.044              5,270

    Total Return Portfolio - Administrative Class (5/01)            2005        1.071            1.076             42,703
                                                                    2004        1.042            1.071             17,777
                                                                    2003        1.012            1.042             77,212
                                                                    2002        1.000            1.012                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.427            1.569                  -
                                                                    2004        1.253            1.427                  -
                                                                    2003        0.994            1.253                  -
                                                                    2002        1.000            0.994                  -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.773            1.860             29,107
                                                                    2004        1.433            1.773             27,512
                                                                    2003        0.977            1.433             19,985
                                                                    2002        1.000            0.977                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.389            1.417              2,252
                                                                    2004        1.308            1.389              2,252
                                                                    2003        0.960            1.308              2,252
                                                                    2002        1.000            0.960                  -

    Investors Fund - Class I (11/99)                                2005        1.345            1.405                  -
                                                                    2004        1.243            1.345                  -
                                                                    2003        0.958            1.243                  -
                                                                    2002        1.000            0.958                  -

    Large Cap Growth Fund - Class I (9/02)                          2005        1.341            1.383                  -
                                                                    2004        1.361            1.341                  -
                                                                    2003        0.961            1.361                  -
                                                                    2002        1.000            0.961                  -

    Small Cap Growth Fund - Class I (11/99)                         2005        1.597            1.642                293
                                                                    2004        1.415            1.597                294
                                                                    2003        0.970            1.415                  -
                                                                    2002        1.000            0.970                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.279            1.364              5,199
                                                                    2004        1.226            1.279              5,199
                                                                    2003        0.967            1.226                  -
                                                                    2002        1.000            0.967                  -

    Convertible Securities Portfolio (6/02)                         2005        1.284            1.263                  -
                                                                    2004        1.232            1.284                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Convertible Securities Portfolio  (continued)                   2003        0.996            1.232                  -
                                                                    2002        1.000            0.996                  -

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.462            1.611                  -
                                                                    2004        1.281            1.462                  -
                                                                    2003        0.977            1.281                  -
                                                                    2002        1.000            0.977                  -

    Equity Income Portfolio (11/99)                                 2005        1.327            1.359             63,711
                                                                    2004        1.232            1.327             63,717
                                                                    2003        0.958            1.232             48,026
                                                                    2002        1.000            0.958                  -

    Federated High Yield Portfolio (8/02)                           2005        1.303            1.309             14,744
                                                                    2004        1.204            1.303                  -
                                                                    2003        1.003            1.204                  -
                                                                    2002        1.000            1.003                  -

    Federated Stock Portfolio (9/02)                                2005        1.325            1.368                  -
                                                                    2004        1.223            1.325                  -
                                                                    2003        0.978            1.223                  -
                                                                    2002        1.000            0.978                  -

    Large Cap Portfolio (11/99)                                     2005        1.233            1.314                  -
                                                                    2004        1.181            1.233                  -
                                                                    2003        0.967            1.181                  -
                                                                    2002        1.000            0.967                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.107                  -

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.018             37,600

    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000            1.052                329

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017            1.085             31,853

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.011            1.029                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mercury Large Cap Core Portfolio (11/99)                        2005        1.313            1.442                  -
                                                                    2004        1.156            1.313                  -
                                                                    2003        0.973            1.156                  -
                                                                    2002        1.000            0.973                  -

    MFS Emerging Growth Portfolio (11/99)                           2005        1.358            1.317                  -
                                                                    2004        1.229            1.358                637
                                                                    2003        0.971            1.229                  -
                                                                    2002        1.000            0.971                  -

    MFS Mid Cap Growth Portfolio (6/02)                             2005        1.463            1.478              7,577
                                                                    2004        1.308            1.463                  -
                                                                    2003        0.974            1.308                  -
                                                                    2002        1.000            0.974                  -

    MFS Total Return Portfolio (11/99)                              2005        1.230            1.242             91,391
                                                                    2004        1.126            1.230             79,465
                                                                    2003        0.986            1.126             42,779
                                                                    2002        1.000            0.986                  -

    MFS Value Portfolio (5/04)                                      2005        1.118            1.166             16,812
                                                                    2004        0.972            1.118                  -

    Mondrian International Stock Portfolio (8/02)                   2005        1.432            1.537             19,548
                                                                    2004        1.262            1.432              6,415
                                                                    2003        1.001            1.262              6,515
                                                                    2002        1.000            1.001                  -

    Pioneer Fund Portfolio (5/03)                                   2005        1.320            1.372                  -
                                                                    2004        1.212            1.320                  -
                                                                    2003        1.022            1.212                  -

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000            1.037                  -

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.091            1.109                  -
                                                                    2004        0.983            1.091                  -

    Strategic Equity Portfolio (11/99)                              2005        1.361            1.361             22,633
                                                                    2004        1.260            1.361             22,637
                                                                    2003        0.969            1.260             22,642
                                                                    2002        1.000            0.969                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Style Focus Series: Small Cap Growth Portfolio (5/05)           2005        1.000            1.112                 -

    Style Focus Series: Small Cap Value Portfolio (5/05)            2005        1.005            1.108                 -

    Travelers Quality Bond Portfolio (6/02)                         2005        1.077            1.073                 -
                                                                    2004        1.063            1.077                 -
                                                                    2003        1.014            1.063                 -
                                                                    2002        1.000            1.014                 -

    U.S. Government Securities Portfolio (5/04)                     2005        1.048            1.072                 -
                                                                    2004        0.984            1.048                 -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005        0.989            0.993             6,368
                                                                    2004        0.998            0.989             6,368
                                                                    2003        1.000            0.998                 -

    Social Awareness Stock Portfolio (3/05)                         2005        1.029            1.104                 -

Van Kampen Life Investment Trust

    Comstock Portfolio - Class II Shares (6/02)                     2005        1.438            1.467                 -
                                                                    2004        1.249            1.438                 -
                                                                    2003        0.974            1.249                 -
                                                                    2002        1.000            0.974                 -

    Enterprise Portfolio - Class II Shares (7/02)                   2005        1.211            1.280                 -
                                                                    2004        1.190            1.211                 -
                                                                    2003        0.966            1.190                 -
                                                                    2002        1.000            0.966                 -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class 2 (6/02)                 2005        1.406            1.607                 -
                                                                    2004        1.245            1.406                 -
                                                                    2003        0.991            1.245                 -
                                                                    2002        1.000            0.991                 -

    Dynamic Capital Appreciation Portfolio - Service
    Class 2 (7/02)                                                  2005        1.159            1.371                 -
                                                                    2004        1.167            1.159                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Dynamic Capital Appreciation Portfolio - Service
    Class 2  (continued)                                            2003        0.953            1.167                  -
                                                                    2002        1.000            0.953                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                      2005        1.633            1.889             45,371
                                                                    2004        1.336            1.633             43,882
                                                                    2003        0.986            1.336             29,069
                                                                    2002        1.000            0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                2005        1.111            1.287              48,830
                                                                    2004        0.949            1.111              48,121
                                                                    2003        0.775            0.949              47,448
                                                                    2002        0.876            0.775              13,963

    High Yield Bond Trust (5/04)                                    2005        1.065            1.057                   -
                                                                    2004        0.988            1.065                   -

    Managed Assets Trust (9/04)                                     2005        1.073            1.092                   -
                                                                    2004        1.014            1.073                   -

    Money Market Portfolio (5/02)                                   2005        0.972            0.980             120,340
                                                                    2004        0.982            0.972             320,499
                                                                    2003        0.995            0.982             486,707
                                                                    2002        0.999            0.995             187,176

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Large-Cap Growth Portfolio - Class
    B (11/99)                                                       2005        1.028            1.156             345,897
                                                                    2004        0.968            1.028             372,515
                                                                    2003        0.801            0.968             394,719
                                                                    2002        1.182            0.801             422,138
                                                                    2001        1.000            1.182             170,836

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                     2005        1.463            1.635             935,404
                                                                    2004        1.316            1.463           1,024,798
                                                                    2003        0.993            1.316           1,046,278
                                                                    2002        1.187            0.993           1,010,551
                                                                    2001        1.000            1.187             198,467

    Growth Fund - Class 2 Shares (11/99)                            2005        1.353            1.540           3,020,263
                                                                    2004        1.227            1.353           3,308,359
                                                                    2003        0.916            1.227           2,615,035
                                                                    2002        1.237            0.916           1,878,262
                                                                    2001        1.000            1.237             983,277

    Growth-Income Fund - Class 2 Shares (11/99)                     2005        1.282            1.330           4,072,523
                                                                    2004        1.186            1.282           4,515,478
                                                                    2003        0.914            1.186           4,287,113
                                                                    2002        1.143            0.914           3,413,144
                                                                    2001        1.000            1.143             514,638

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                2005        1.609            1.690            247,390
                                                                    2004        1.250            1.609            316,497
                                                                    2003        0.952            1.250            324,500
                                                                    2002        1.046            0.952            254,096

Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        0.975            0.997             40,547
                                                                    2004        0.948            0.975             40,791
                                                                    2003        0.798            0.948             48,092
                                                                    2002        0.837            0.798                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.057            1.096            104,511
                                                                    2004        0.969            1.057            104,238
                                                                    2003        0.751            0.969             87,565
                                                                    2002        0.934            0.751             30,660

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.201            1.297             50,359
                                                                    2004        1.074            1.201             44,617
                                                                    2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.199            1.294             14,965
                                                                    2004        1.067            1.199             14,965
                                                                    2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.138            1.233            492,496
                                                                    2004        1.031            1.138            486,766
                                                                    2003        0.841            1.031            406,480
                                                                    2002        0.999            0.841            111,997

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.761            2.199             41,387
                                                                    2004        1.442            1.761             34,887
                                                                    2003        1.000            1.442             22,887

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.361            1.469            810,097
                                                                    2004        1.172            1.361            886,919
                                                                    2003        0.904            1.172            503,783
                                                                    2002        1.134            0.904            319,815
                                                                    2001        1.000            1.134             47,591

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.160            1.237            139,787
                                                                    2004        1.020            1.160             70,887
                                                                    2003        0.788            1.020             27,006
                                                                    2002        0.830            0.788             17,719

Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.173            1.198            401,863
                                                                    2004        1.086            1.173            474,749
                                                                    2003        0.867            1.086            389,159
                                                                    2002        1.141            0.867            162,856
                                                                    2001        1.000            1.141                  -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.107            1.192              5,241
                                                                    2004        1.035            1.107              5,464
                                                                    2003        0.754            1.035              5,467
                                                                    2002        0.776            0.754                  -

    Salomon Brothers Variable Growth & Income Fund - Class
    I Shares (9/02)                                                 2005        1.079            1.095              4,232
                                                                    2004        1.016            1.079              4,237
                                                                    2003        0.797            1.016              2,931
                                                                    2002        0.759            0.797                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.076            1.135              2,009
                                                                    2004        1.015            1.076             11,325
                                                                    2003        0.911            1.015             12,720
                                                                    2002        0.922            0.911              4,844

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.015            1.117                  -
                                                                    2004        0.907            1.015                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Life Sciences Portfolio - Service Shares  (continued)    2003        0.733            0.907                   -
                                                                    2002        0.772            0.733                   -

    Global Technology Portfolio - Service Shares (8/02)             2005        0.880            0.962              37,943
                                                                    2004        0.894            0.880              37,960
                                                                    2003        0.623            0.894              36,011
                                                                    2002        0.656            0.623                   -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        0.916            0.947              18,393
                                                                    2004        0.894            0.916              18,396
                                                                    2003        0.738            0.894              17,668
                                                                    2002        0.746            0.738              17,318

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.497            1.525              16,382
                                                                    2004        1.330            1.497               6,366
                                                                    2003        1.000            1.330               4,618

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.368            1.383           1,032,878
                                                                    2004        1.239            1.368           1,022,255
                                                                    2003        1.000            1.239             136,043

    Mid-Cap Value Portfolio (5/03)                                  2005        1.524            1.616             770,368
                                                                    2004        1.254            1.524             681,732
                                                                    2003        1.000            1.254             241,207

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.069            1.108               2,792
                                                                    2004        0.986            1.069                   -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.113            1.113             334,031
                                                                    2004        1.043            1.113             366,107
                                                                    2003        1.000            1.043             162,740

    Total Return Portfolio - Administrative Class (5/01)            2005        1.132            1.137           3,743,613
                                                                    2004        1.102            1.132           5,138,114

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Total Return Portfolio - Administrative Class  (continued)      2003        1.071            1.102           5,603,583
                                                                    2002        1.002            1.071           4,649,600
                                                                    2001        1.000            1.002             359,558

Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.315            1.445             208,427
                                                                    2004        1.155            1.315             245,992
                                                                    2003        0.917            1.155             262,993
                                                                    2002        1.137            0.917             209,372
                                                                    2001        1.000            1.137               4,558

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.771            1.858             308,379
                                                                    2004        1.433            1.771             400,281
                                                                    2003        0.977            1.433             407,261
                                                                    2002        1.220            0.977             286,310
                                                                    2001        1.000            1.220              98,292

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.196            1.219             679,420
                                                                    2004        1.127            1.196             840,635
                                                                    2003        0.827            1.127             867,910
                                                                    2002        1.127            0.827             838,091
                                                                    2001        1.000            1.127              74,887

    Investors Fund - Class I (11/99)                                2005        1.197            1.250             503,864
                                                                    2004        1.107            1.197             545,432
                                                                    2003        0.854            1.107             636,125
                                                                    2002        1.133            0.854             526,307
                                                                    2001        1.000            1.133              14,994

    Large Cap Growth Fund - Class I (9/02)                          2005        1.111            1.145              25,564
                                                                    2004        1.128            1.111              25,077
                                                                    2003        0.797            1.128              24,323
                                                                    2002        0.755            0.797               4,749

    Small Cap Growth Fund - Class I (11/99)                         2005        1.320            1.357             187,911
                                                                    2004        1.171            1.320             249,354
                                                                    2003        0.802            1.171             295,575

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Small Cap Growth Fund - Class I  (continued)                    2002        1.255        0.802                244,170
                                                                    2001        1.000        1.255                 22,533

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.189        1.266                 23,272
                                                                    2004        1.139        1.189                101,154
                                                                    2003        0.899        1.139                100,587
                                                                    2002        1.206        0.899                 99,352
                                                                    2001        1.000        1.206                 12,840

    Convertible Securities Portfolio (6/02)                         2005        1.204        1.184                159,648
                                                                    2004        1.156        1.204                127,245
                                                                    2003        0.935        1.156                108,925
                                                                    2002        0.974        0.935                 26,056

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.184        1.304                144,007
                                                                    2004        1.038        1.184                142,087
                                                                    2003        0.792        1.038                112,878
                                                                    2002        0.882        0.792                 53,735

    Equity Income Portfolio (11/99)                                 2005        1.317        1.348                528,779
                                                                    2004        1.224        1.317                611,967
                                                                    2003        0.952        1.224                607,249
                                                                    2002        1.129        0.952                397,607
                                                                    2001        1.000        1.129                 10,873

    Federated High Yield Portfolio (8/02)                           2005        1.284        1.290                246,383
                                                                    2004        1.187        1.284                221,187
                                                                    2003        0.990        1.187                218,017
                                                                    2002        0.940        0.990                 87,108

    Federated Stock Portfolio (9/02)                                2005        1.058        1.091                    550
                                                                    2004        0.977        1.058                    551
                                                                    2003        0.781        0.977                    553
                                                                    2002        0.787        0.781                      -

    Large Cap Portfolio (11/99)                                     2005        1.096        1.167                113,401
                                                                    2004        1.050        1.096                141,124
                                                                    2003        0.860        1.050                147,137
                                                                    2002        1.137        0.860                 95,934
                                                                    2001        1.000        1.137                  8,222

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.107                   -

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.018                   -

    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000            1.052                   -

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017            1.085                   -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.011            1.029                   -

    Mercury Large Cap Core Portfolio (11/99)                        2005        1.137            1.249             223,030
                                                                    2004        1.002            1.137             248,325
                                                                    2003        0.844            1.002             264,799
                                                                    2002        1.151            0.844             226,138
                                                                    2001        1.000            1.151              20,414

    MFS Emerging Growth Portfolio (11/99)                           2005        1.096            1.063                   -
                                                                    2004        0.993            1.096             184,761
                                                                    2003        0.785            0.993             185,305
                                                                    2002        1.218            0.785             322,036
                                                                    2001        1.000            1.218              25,458

    MFS Mid Cap Growth Portfolio (6/02)                             2005        0.822            0.830             279,928
                                                                    2004        0.736            0.822              33,092
                                                                    2003        0.548            0.736              29,675
                                                                    2002        0.625            0.548               4,683

    MFS Total Return Portfolio (11/99)                              2005        1.250            1.261           2,554,221
                                                                    2004        1.144            1.250           2,980,414
                                                                    2003        1.002            1.144           2,969,160
                                                                    2002        1.080            1.002           2,625,598
                                                                    2001        1.000            1.080             476,441

    MFS Value Portfolio (5/04)                                      2005        1.117            1.165              28,462
                                                                    2004        0.972            1.117              14,572

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mondrian International Stock Portfolio (8/02)                   2005        1.202            1.290            467,418
                                                                    2004        1.060            1.202            421,402
                                                                    2003        0.842            1.060            377,074
                                                                    2002        0.844            0.842             10,138

    Pioneer Fund Portfolio (5/03)                                   2005        1.319            1.370              7,103
                                                                    2004        1.212            1.319              3,681
                                                                    2003        1.000            1.212                  -

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000            1.037                  -

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.091            1.108             67,722
                                                                    2004        0.982            1.091              7,038

    Strategic Equity Portfolio (11/99)                              2005        1.047            1.047            241,361
                                                                    2004        0.970            1.047            326,300
                                                                    2003        0.747            0.970            343,430
                                                                    2002        1.148            0.747            286,272
                                                                    2001        1.000            1.148             85,438

    Style Focus Series: Small Cap Growth Portfolio (5/05)           2005        1.000            1.112                  -

    Style Focus Series: Small Cap Value Portfolio (5/05)            2005        1.005            1.108                  -

    Travelers Quality Bond Portfolio (6/02)                         2005        1.118            1.113             72,091
                                                                    2004        1.104            1.118             69,611
                                                                    2003        1.054            1.104             74,097
                                                                    2002        1.014            1.054             20,923

    U.S. Government Securities Portfolio (5/04)                     2005        1.048            1.071                687
                                                                    2004        0.984            1.048                  -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005        0.989            0.991              8,759
                                                                    2004        0.997            0.989             19,753
                                                                    2003        1.000            0.997                579

    Social Awareness Stock Portfolio (3/05)                         2005        1.078            1.103                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust

    Comstock Portfolio - Class II Shares (6/02)                     2005        1.127            1.149            406,718
                                                                    2004        0.979            1.127            367,381
                                                                    2003        0.764            0.979            277,386
                                                                    2002        0.907            0.764             94,785

    Enterprise Portfolio - Class II Shares (7/02)                   2005        0.904            0.956              2,096
                                                                    2004        0.889            0.904              1,002
                                                                    2003        0.722            0.889                899
                                                                    2002        0.788            0.722                  -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class 2 (6/02)                 2005        1.226            1.402            148,325
                                                                    2004        1.087            1.226            173,596
                                                                    2003        0.865            1.087            167,866
                                                                    2002        0.985            0.865             98,257

    Dynamic Capital Appreciation Portfolio - Service
    Class 2 (7/02)                                                  2005        1.047            1.238                  -
                                                                    2004        1.055            1.047                  -
                                                                    2003        0.862            1.055                  -
                                                                    2002        0.777            0.862                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                      2005        1.411            1.631            355,930
                                                                    2004        1.155            1.411            314,692
                                                                    2003        0.853            1.155            255,006
                                                                    2002        0.992            0.853            148,547

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                2005        1.340            1.551             73,784
                                                                    2004        1.145            1.340                  -
                                                                    2003        1.000            1.145                  -

    High Yield Bond Trust (5/04)                                    2005        1.065            1.057                  -
                                                                    2004        0.988            1.065                  -

    Managed Assets Trust (9/04)                                     2005        1.073            1.091                  -
                                                                    2004        1.014            1.073                  -

    Money Market Portfolio (5/02)                                   2005        0.984            0.991                  -
                                                                    2004        0.994            0.984                  -
                                                                    2003        1.000            0.994                  -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Large-Cap Growth Portfolio - Class
    B (11/99)                                                       2005        1.159            1.304                  -
                                                                    2004        1.093            1.159                  -
                                                                    2003        1.000            1.093                  -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                     2005        1.319            1.474            178,975
                                                                    2004        1.187            1.319             99,580
                                                                    2003        1.000            1.187             75,501

    Growth Fund - Class 2 Shares (11/99)                            2005        1.266            1.440            390,697
                                                                    2004        1.149            1.266            222,148
                                                                    2003        1.000            1.149             87,646

    Growth-Income Fund - Class 2 Shares (11/99)                     2005        1.239            1.284            226,936
                                                                    2004        1.147            1.239            125,019
                                                                    2003        1.000            1.147             87,906

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                2005        1.470            1.543                  -
                                                                    2004        1.143            1.470                  -
                                                                    2003        1.000            1.143                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        1.144            1.169                  -
                                                                    2004        1.112            1.144                  -
                                                                    2003        1.000            1.112                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.252            1.297                  -
                                                                    2004        1.148            1.252                  -
                                                                    2003        1.000            1.148                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.201            1.295             12,858
                                                                    2004        1.074            1.201                  -
                                                                    2003        0.996            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.199            1.293             19,763
                                                                    2004        1.067            1.199                  -
                                                                    2003        1.016            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.232            1.334            122,543
                                                                    2004        1.117            1.232              8,209
                                                                    2003        1.000            1.117                  -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.542            1.924             12,852
                                                                    2004        1.263            1.542                  -
                                                                    2003        1.000            1.263                  -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.364            1.472             60,925
                                                                    2004        1.175            1.364                  -
                                                                    2003        1.000            1.175                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.319            1.406                  -
                                                                    2004        1.161            1.319                  -
                                                                    2003        1.000            1.161                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.219            1.245              3,933
                                                                    2004        1.130            1.219                  -
                                                                    2003        1.000            1.130                  -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.223            1.316                  -
                                                                    2004        1.145            1.223                  -
                                                                    2003        1.000            1.145                  -

    Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (9/02)                                                   2005        1.194            1.212                  -
                                                                    2004        1.125            1.194                  -
                                                                    2003        1.000            1.125                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.142            1.204                  -
                                                                    2004        1.077            1.142                  -
                                                                    2003        1.000            1.077                  -

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.249            1.374                  -
                                                                    2004        1.117            1.249                  -
                                                                    2003        1.000            1.117                  -

    Global Technology Portfolio - Service Shares (8/02)             2005        1.181            1.290                  -
                                                                    2004        1.199            1.181                  -
                                                                    2003        1.000            1.199                  -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        1.168            1.208                  -
                                                                    2004        1.141            1.168                  -
                                                                    2003        1.000            1.141                  -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.320            1.344             62,492
                                                                    2004        1.173            1.320                  -
                                                                    2003        1.000            1.173                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.258            1.272            102,438
                                                                    2004        1.140            1.258                  -
                                                                    2003        1.000            1.140                  -

    Mid-Cap Value Portfolio (5/03)                                  2005        1.404            1.488             85,822
                                                                    2004        1.156            1.404             25,827
                                                                    2003        1.000            1.156                  -

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.069            1.107                  -
                                                                    2004        0.986            1.069                  -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.115            1.115             36,177
                                                                    2004        1.046            1.115             24,973
                                                                    2003        1.000            1.046              4,700

    Total Return Portfolio - Administrative Class (5/01)            2005        1.052            1.056            359,661
                                                                    2004        1.024            1.052            191,473
                                                                    2003        1.000            1.024             10,207

Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.343            1.475                  -
                                                                    2004        1.180            1.343                  -
                                                                    2003        1.000            1.180                  -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.528            1.601             13,871
                                                                    2004        1.236            1.528              1,314
                                                                    2003        1.000            1.236              1,436

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.241            1.264             37,563
                                                                    2004        1.170            1.241             37,563
                                                                    2003        1.000            1.170                  -

    Investors Fund - Class I (11/99)                                2005        1.240            1.293                  -
                                                                    2004        1.147            1.240                  -
                                                                    2003        1.000            1.147                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Large Cap Growth Fund - Class I (9/02)                          2005        1.144            1.179                  -
                                                                    2004        1.162            1.144                  -
                                                                    2003        1.000            1.162                  -

    Small Cap Growth Fund - Class I (11/99)                         2005        1.394            1.432             11,063
                                                                    2004        1.236            1.394                  -
                                                                    2003        1.000            1.236                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.185            1.262                  -
                                                                    2004        1.136            1.185                  -
                                                                    2003        1.000            1.136                  -

    Convertible Securities Portfolio (6/02)                         2005        1.148            1.128                  -
                                                                    2004        1.103            1.148                  -
                                                                    2003        1.000            1.103                  -

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.336            1.471                  -
                                                                    2004        1.172            1.336                  -
                                                                    2003        1.000            1.172                  -

    Equity Income Portfolio (11/99)                                 2005        1.218            1.246                  -
                                                                    2004        1.132            1.218                  -
                                                                    2003        1.000            1.132                  -

    Federated High Yield Portfolio (8/02)                           2005        1.179            1.184                  -
                                                                    2004        1.091            1.179                  -
                                                                    2003        1.000            1.091                  -

    Federated Stock Portfolio (9/02)                                2005        1.241            1.280                  -
                                                                    2004        1.146            1.241                  -
                                                                    2003        1.000            1.146                  -

    Large Cap Portfolio (11/99)                                     2005        1.172            1.247                  -
                                                                    2004        1.123            1.172                  -
                                                                    2003        1.000            1.123                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.106                  -

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.017                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000        1.051                      -

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017        1.084                      -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.011        1.028                      -

    Mercury Large Cap Core Portfolio (11/99)                        2005        1.236        1.357                      -
                                                                    2004        1.090        1.236                      -
                                                                    2003        1.000        1.090                      -

    MFS Emerging Growth Portfolio (11/99)                           2005        1.220        1.183                      -
                                                                    2004        1.105        1.220                      -
                                                                    2003        1.000        1.105                      -

    MFS Mid Cap Growth Portfolio (6/02)                             2005        1.264        1.276                      -
                                                                    2004        1.132        1.264                      -
                                                                    2003        1.000        1.132                      -

    MFS Total Return Portfolio (11/99)                              2005        1.177        1.187                262,473
                                                                    2004        1.078        1.177                104,798
                                                                    2003        1.000        1.078                 81,699

    MFS Value Portfolio (5/04)                                      2005        1.117        1.164                 97,398
                                                                    2004        0.972        1.117                      -

    Mondrian International Stock Portfolio (8/02)                   2005        1.313        1.408                 63,679
                                                                    2004        1.158        1.313                      -
                                                                    2003        1.000        1.158                      -

    Pioneer Fund Portfolio (5/03)                                   2005        1.226        1.273                 24,893
                                                                    2004        1.127        1.226                      -
                                                                    2003        1.000        1.127                      -

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000        1.036                      -

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.091        1.107                  7,102
                                                                    2004        0.982        1.091                      -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Strategic Equity Portfolio (11/99)                              2005        1.205            1.204                  -
                                                                    2004        1.116            1.205                  -
                                                                    2003        1.000            1.116                  -

    Style Focus Series: Small Cap Growth Portfolio (5/05)           2005        1.000            1.112                  -

    Style Focus Series: Small Cap Value Portfolio (5/05)            2005        1.005            1.107                  -

    Travelers Quality Bond Portfolio (6/02)                         2005        1.036            1.031                  -
                                                                    2004        1.024            1.036                  -
                                                                    2003        1.000            1.024                  -

    U.S. Government Securities Portfolio (5/04)                     2005        1.047            1.070                  -
                                                                    2004        0.984            1.047                  -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005        0.988            0.990             33,655
                                                                    2004        0.997            0.988             31,864
                                                                    2003        1.000            0.997              2,406

    Social Awareness Stock Portfolio (3/05)                         2005        1.028            1.102                  -

Van Kampen Life Investment Trust

    Comstock Portfolio - Class II Shares (6/02)                     2005        1.306            1.332                  -
                                                                    2004        1.136            1.306                  -
                                                                    2003        1.000            1.136                  -

    Enterprise Portfolio - Class II Shares (7/02)                   2005        1.151            1.216                  -
                                                                    2004        1.133            1.151                  -
                                                                    2003        1.000            1.133                  -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class 2 (6/02)                 2005        1.286            1.469                  -
                                                                    2004        1.141            1.286                  -
                                                                    2003        1.000            1.141                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Dynamic Capital Appreciation Portfolio - Service
    Class 2 (7/02)                                                  2005        1.096            1.295                  -
                                                                    2004        1.105            1.096                  -
                                                                    2003        1.000            1.105                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                      2005        1.462            1.690             20,828
                                                                    2004        1.198            1.462              4,757
                                                                    2003        1.000            1.198                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                2005        1.385            1.602               5,975
                                                                    2004        1.184            1.385                 769
                                                                    2003        0.968            1.184                   -
                                                                    2002        1.000            0.968                   -

    High Yield Bond Trust (5/04)                                    2005        1.065            1.056              27,143
                                                                    2004        0.988            1.065              22,173

    Managed Assets Trust (9/04)                                     2005        1.073            1.090               4,902
                                                                    2004        1.014            1.073               3,029

    Money Market Portfolio (5/02)                                   2005        0.975            0.981             360,703
                                                                    2004        0.986            0.975             347,315
                                                                    2003        0.999            0.986             477,541
                                                                    2002        1.000            0.999                   -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Large-Cap Growth Portfolio - Class
    B (11/99)                                                       2005        1.213            1.364              62,770
                                                                    2004        1.144            1.213              58,277
                                                                    2003        0.948            1.144               1,664
                                                                    2002        1.000            0.948                   -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                     2005        1.448            1.616             482,005
                                                                    2004        1.303            1.448             458,220
                                                                    2003        0.984            1.303              36,452
                                                                    2002        1.000            0.984                   -

    Growth Fund - Class 2 Shares (11/99)                            2005        1.416            1.611           1,445,146
                                                                    2004        1.286            1.416           1,368,378
                                                                    2003        0.960            1.286              70,233
                                                                    2002        1.000            0.960                   -

    Growth-Income Fund - Class 2 Shares (11/99)                     2005        1.360            1.409           1,347,106
                                                                    2004        1.259            1.360           1,289,883
                                                                    2003        0.971            1.259             144,983
                                                                    2002        1.000            0.971                   -

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                2005        1.696            1.779              62,620
                                                                    2004        1.319            1.696              58,367

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Delaware VIP REIT Series - Standard Class  (continued)          2003        1.005            1.319              4,827
                                                                    2002        1.000            1.005                  -

Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        1.184            1.209             23,220
                                                                    2004        1.151            1.184             22,383
                                                                    2003        0.971            1.151              1,366
                                                                    2002        1.000            0.971                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.371            1.420             96,952
                                                                    2004        1.258            1.371             86,140
                                                                    2003        0.976            1.258             17,946
                                                                    2002        1.000            0.976                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.200            1.294            420,136
                                                                    2004        1.073            1.200            361,311
                                                                    2003        1.000            1.073                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.198            1.291            276,788
                                                                    2004        1.067            1.198            264,527
                                                                    2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.342            1.453            207,118
                                                                    2004        1.218            1.342            176,628
                                                                    2003        0.994            1.218             60,706
                                                                    2002        1.000            0.994                  -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.759            2.193            106,758
                                                                    2004        1.441            1.759             65,328
                                                                    2003        1.000            1.441              7,709

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.484            1.601            102,005
                                                                    2004        1.279            1.484             95,320
                                                                    2003        0.989            1.279             18,112
                                                                    2002        1.000            0.989                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.434            1.528            331,794
                                                                    2004        1.263            1.434            286,389
                                                                    2003        0.976            1.263             41,590
                                                                    2002        1.000            0.976                  -

Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.304            1.331            357,933
                                                                    2004        1.209            1.304            411,278
                                                                    2003        0.967            1.209             48,170
                                                                    2002        1.000            0.967                  -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.390            1.495            170,624
                                                                    2004        1.302            1.390            138,918
                                                                    2003        0.949            1.302             21,834
                                                                    2002        1.000            0.949                  -

    Salomon Brothers Variable Growth & Income Fund - Class
    I Shares (9/02)                                                 2005        1.307            1.326             10,347
                                                                    2004        1.232            1.307             10,261
                                                                    2003        0.967            1.232                  -
                                                                    2002        1.000            0.967                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.173            1.236             17,180
                                                                    2004        1.106            1.173             17,183
                                                                    2003        0.994            1.106              2,886
                                                                    2002        1.000            0.994                  -

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.365            1.500                  -
                                                                    2004        1.221            1.365                  -
                                                                    2003        0.988            1.221                  -
                                                                    2002        1.000            0.988                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Technology Portfolio - Service Shares (8/02)             2005        1.332            1.455                  -
                                                                    2004        1.354            1.332                  -
                                                                    2003        0.944            1.354                  -
                                                                    2002        1.000            0.944                  -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        1.213            1.254              8,023
                                                                    2004        1.186            1.213              8,023
                                                                    2003        0.980            1.186                  -
                                                                    2002        1.000            0.980                  -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.495            1.521            184,983
                                                                    2004        1.329            1.495            182,013
                                                                    2003        1.000            1.329             13,380

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.365            1.380            258,906
                                                                    2004        1.238            1.365            250,029
                                                                    2003        1.000            1.238             18,755

    Mid-Cap Value Portfolio (5/03)                                  2005        1.522            1.612            602,227
                                                                    2004        1.253            1.522            558,676
                                                                    2003        1.000            1.253             30,096

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.068            1.106                  1
                                                                    2004        0.986            1.068              2,019

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.111            1.110            225,093
                                                                    2004        1.043            1.111            159,740
                                                                    2003        1.000            1.043              6,497

    Total Return Portfolio - Administrative Class (5/01)            2005        1.068            1.071            574,292
                                                                    2004        1.040            1.068            536,319
                                                                    2003        1.012            1.040             52,717
                                                                    2002        1.000            1.012                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.422            1.562             75,118
                                                                    2004        1.251            1.422             64,572
                                                                    2003        0.994            1.251                  -
                                                                    2002        1.000            0.994                  -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.767            1.851            175,716
                                                                    2004        1.431            1.767            162,126
                                                                    2003        0.977            1.431             11,692
                                                                    2002        1.000            0.977                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.385            1.410             81,352
                                                                    2004        1.306            1.385             72,942
                                                                    2003        0.960            1.306              2,066
                                                                    2002        1.000            0.960                  -

    Investors Fund - Class I (11/99)                                2005        1.341            1.398            123,801
                                                                    2004        1.241            1.341            114,838
                                                                    2003        0.958            1.241              2,898
                                                                    2002        1.000            0.958                  -

    Large Cap Growth Fund - Class I (9/02)                          2005        1.337            1.377             85,039
                                                                    2004        1.359            1.337             71,546
                                                                    2003        0.961            1.359                758
                                                                    2002        1.000            0.961                  -

    Small Cap Growth Fund - Class I (11/99)                         2005        1.592            1.635             92,752
                                                                    2004        1.413            1.592             78,737
                                                                    2003        0.970            1.413             14,928
                                                                    2002        1.000            0.970                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.275            1.357             46,791
                                                                    2004        1.224            1.275             41,960
                                                                    2003        0.967            1.224             11,023
                                                                    2002        1.000            0.967                  -

    Convertible Securities Portfolio (6/02)                         2005        1.280            1.257            192,791
                                                                    2004        1.230            1.280            166,519

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Convertible Securities Portfolio  (continued)                   2003        0.995            1.230              5,021
                                                                    2002        1.000            0.995                  -

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.458            1.604             74,762
                                                                    2004        1.279            1.458             77,710
                                                                    2003        0.977            1.279             17,863
                                                                    2002        1.000            0.977                  -

    Equity Income Portfolio (11/99)                                 2005        1.323            1.353            175,114
                                                                    2004        1.230            1.323            183,922
                                                                    2003        0.958            1.230                  -
                                                                    2002        1.000            0.958                  -

    Federated High Yield Portfolio (8/02)                           2005        1.299            1.304            212,505
                                                                    2004        1.202            1.299            199,105
                                                                    2003        1.003            1.202             44,036
                                                                    2002        1.000            1.003                  -

    Federated Stock Portfolio (9/02)                                2005        1.321            1.362             23,288
                                                                    2004        1.221            1.321              5,911
                                                                    2003        0.978            1.221                  -
                                                                    2002        1.000            0.978                  -

    Large Cap Portfolio (11/99)                                     2005        1.230            1.308             26,320
                                                                    2004        1.179            1.230             21,855
                                                                    2003        0.967            1.179              2,446
                                                                    2002        1.000            0.967                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.106                  -

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.017             28,480

    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000            1.051            161,755

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017            1.084                  -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.011            1.028                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mercury Large Cap Core Portfolio (11/99)                        2005        1.309            1.435             128,179
                                                                    2004        1.154            1.309             123,977
                                                                    2003        0.973            1.154               6,398
                                                                    2002        1.000            0.973                   -

    MFS Emerging Growth Portfolio (11/99)                           2005        1.354            1.313                   -
                                                                    2004        1.227            1.354              25,588
                                                                    2003        0.971            1.227                   -
                                                                    2002        1.000            0.971                   -

    MFS Mid Cap Growth Portfolio (6/02)                             2005        1.459            1.472             107,840
                                                                    2004        1.306            1.459              74,203
                                                                    2003        0.974            1.306               6,590
                                                                    2002        1.000            0.974                   -

    MFS Total Return Portfolio (11/99)                              2005        1.226            1.236           1,399,762
                                                                    2004        1.124            1.226           1,265,778
                                                                    2003        0.986            1.124             129,554
                                                                    2002        1.000            0.986                   -

    MFS Value Portfolio (5/04)                                      2005        1.117            1.163              98,144
                                                                    2004        0.972            1.117              15,762

    Mondrian International Stock Portfolio (8/02)                   2005        1.428            1.530             155,122
                                                                    2004        1.260            1.428             158,573
                                                                    2003        1.001            1.260               8,954
                                                                    2002        1.000            1.001                   -

    Pioneer Fund Portfolio (5/03)                                   2005        1.317            1.366               8,038
                                                                    2004        1.211            1.317               7,877
                                                                    2003        1.000            1.211                   -

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000            1.036                   -

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.090            1.106              63,092
                                                                    2004        0.982            1.090              52,796

    Strategic Equity Portfolio (11/99)                              2005        1.357            1.355              22,596
                                                                    2004        1.258            1.357              22,596
                                                                    2003        0.969            1.258              18,537
                                                                    2002        1.000            0.969                   -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Style Focus Series: Small Cap Growth Portfolio (5/05)           2005        1.000            1.111              5,892

    Style Focus Series: Small Cap Value Portfolio (5/05)            2005        1.005            1.107              5,163

    Travelers Quality Bond Portfolio (6/02)                         2005        1.073            1.068            151,142
                                                                    2004        1.062            1.073            131,231
                                                                    2003        1.014            1.062             22,079
                                                                    2002        1.000            1.014                  -

    U.S. Government Securities Portfolio (5/04)                     2005        1.047            1.069              9,729
                                                                    2004        0.984            1.047              9,729

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005        0.987            0.989            382,852
                                                                    2004        0.997            0.987            334,352
                                                                    2003        1.000            0.997             18,897

    Social Awareness Stock Portfolio (3/05)                         2005        1.078            1.101                  -

Van Kampen Life Investment Trust

    Comstock Portfolio - Class II Shares (6/02)                     2005        1.433            1.461            428,536
                                                                    2004        1.247            1.433            405,923
                                                                    2003        0.974            1.247              6,856
                                                                    2002        1.000            0.974                  -

    Enterprise Portfolio - Class II Shares (7/02)                   2005        1.207            1.275              2,149
                                                                    2004        1.188            1.207              2,149
                                                                    2003        0.966            1.188                  -
                                                                    2002        1.000            0.966                  -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class 2 (6/02)                 2005        1.401            1.600            416,672
                                                                    2004        1.243            1.401            333,461
                                                                    2003        0.991            1.243             36,351
                                                                    2002        1.000            0.991                  -

    Dynamic Capital Appreciation Portfolio - Service
    Class 2 (7/02)                                                  2005        1.155            1.365             21,772
                                                                    2004        1.166            1.155             30,942

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Dynamic Capital Appreciation Portfolio - Service
    Class 2  (continued)                                            2003        0.953            1.166                  -
                                                                    2002        1.000            0.953                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                      2005        1.628            1.881            486,945
                                                                    2004        1.334            1.628            479,347
                                                                    2003        0.986            1.334             43,499
                                                                    2002        1.000            0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                2005        1.338            1.547                  -
                                                                    2004        1.144            1.338                  -
                                                                    2003        1.000            1.144                  -

    High Yield Bond Trust (5/04)                                    2005        1.064            1.055                  -
                                                                    2004        0.988            1.064                  -

    Managed Assets Trust (9/04)                                     2005        1.072            1.089                  -
                                                                    2004        1.013            1.072                  -

    Money Market Portfolio (5/02)                                   2005        0.982            0.989                  -
                                                                    2004        0.994            0.982                  -
                                                                    2003        1.000            0.994                  -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Large-Cap Growth Portfolio - Class
    B (11/99)                                                       2005        1.158            1.301                  -
                                                                    2004        1.092            1.158                  -
                                                                    2003        1.000            1.092                  -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                     2005        1.318            1.471              8,186
                                                                    2004        1.187            1.318                  -
                                                                    2003        1.000            1.187                  -

    Growth Fund - Class 2 Shares (11/99)                            2005        1.264            1.437            183,683
                                                                    2004        1.148            1.264            175,438
                                                                    2003        1.000            1.148             37,830

    Growth-Income Fund - Class 2 Shares (11/99)                     2005        1.238            1.281             84,261
                                                                    2004        1.146            1.238             65,067
                                                                    2003        1.000            1.146             38,300

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                2005        1.468            1.540                  -
                                                                    2004        1.142            1.468                  -
                                                                    2003        1.000            1.142                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        1.142            1.166                  -
                                                                    2004        1.112            1.142                  -
                                                                    2003        1.000            1.112                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.250            1.294                  -
                                                                    2004        1.148            1.250                  -
                                                                    2003        1.000            1.148                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.199            1.293                  -
                                                                    2004        1.073            1.199                  -
                                                                    2003        0.996            1.073                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.197            1.290             89,553
                                                                    2004        1.067            1.197             89,553
                                                                    2003        1.016            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.230            1.331              7,100
                                                                    2004        1.117            1.230              5,352
                                                                    2003        1.000            1.117                  -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.540            1.920              2,186
                                                                    2004        1.262            1.540              2,186
                                                                    2003        1.000            1.262                  -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.362            1.468            125,688
                                                                    2004        1.175            1.362            124,988
                                                                    2003        1.000            1.175                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.317            1.403                  -
                                                                    2004        1.161            1.317                  -
                                                                    2003        1.000            1.161                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.218            1.242                  -
                                                                    2004        1.129            1.218                  -
                                                                    2003        1.000            1.129                  -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.221            1.313                  -
                                                                    2004        1.144            1.221                  -
                                                                    2003        1.000            1.144                  -

    Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (9/02)                                                   2005        1.192            1.209                  -
                                                                    2004        1.124            1.192                  -
                                                                    2003        1.000            1.124                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.140            1.201                  -
                                                                    2004        1.076            1.140                  -
                                                                    2003        1.000            1.076                  -

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.247            1.371                  -
                                                                    2004        1.116            1.247                  -
                                                                    2003        1.000            1.116                  -

    Global Technology Portfolio - Service Shares (8/02)             2005        1.179            1.287                  -
                                                                    2004        1.199            1.179                  -
                                                                    2003        1.000            1.199                  -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        1.167            1.205                  -
                                                                    2004        1.141            1.167                  -
                                                                    2003        1.000            1.141                  -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.318            1.341                  -
                                                                    2004        1.172            1.318                  -
                                                                    2003        1.000            1.172                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.256            1.269            114,321
                                                                    2004        1.140            1.256            114,321
                                                                    2003        1.000            1.140                  -

    Mid-Cap Value Portfolio (5/03)                                  2005        1.402            1.484             45,463
                                                                    2004        1.155            1.402             45,463
                                                                    2003        1.000            1.155             32,578

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.068            1.105                  -
                                                                    2004        0.986            1.068                  -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.114            1.112                  -
                                                                    2004        1.045            1.114                  -
                                                                    2003        1.000            1.045                  -

    Total Return Portfolio - Administrative Class (5/01)            2005        1.051            1.053              5,007
                                                                    2004        1.024            1.051              2,322
                                                                    2003        1.000            1.024                  -

Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.341            1.472                  -
                                                                    2004        1.180            1.341                  -
                                                                    2003        1.000            1.180                  -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.526            1.598                  -
                                                                    2004        1.236            1.526                  -
                                                                    2003        1.000            1.236                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.239            1.261                  -
                                                                    2004        1.169            1.239                  -
                                                                    2003        1.000            1.169                  -

    Investors Fund - Class I (11/99)                                2005        1.238            1.290                  -
                                                                    2004        1.146            1.238                  -
                                                                    2003        1.000            1.146                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Large Cap Growth Fund - Class I (9/02)                          2005        1.142            1.176                  -
                                                                    2004        1.162            1.142                  -
                                                                    2003        1.000            1.162                  -

    Small Cap Growth Fund - Class I (11/99)                         2005        1.392            1.428                  -
                                                                    2004        1.236            1.392                  -
                                                                    2003        1.000            1.236                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.184            1.259                  -
                                                                    2004        1.136            1.184                  -
                                                                    2003        1.000            1.136                  -

    Convertible Securities Portfolio (6/02)                         2005        1.147            1.126                  -
                                                                    2004        1.103            1.147                  -
                                                                    2003        1.000            1.103                  -

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.335            1.468                  -
                                                                    2004        1.172            1.335                  -
                                                                    2003        1.000            1.172                  -

    Equity Income Portfolio (11/99)                                 2005        1.217            1.243                  -
                                                                    2004        1.132            1.217                  -
                                                                    2003        1.000            1.132                  -

    Federated High Yield Portfolio (8/02)                           2005        1.177            1.181                  -
                                                                    2004        1.090            1.177                  -
                                                                    2003        1.000            1.090                  -

    Federated Stock Portfolio (9/02)                                2005        1.239            1.276                  -
                                                                    2004        1.146            1.239                  -
                                                                    2003        1.000            1.146                  -

    Large Cap Portfolio (11/99)                                     2005        1.170            1.244                  -
                                                                    2004        1.123            1.170                  -
                                                                    2003        1.000            1.123                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.105                  -

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.017                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000            1.051                 -

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017            1.084                 -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.011            1.028                 -

    Mercury Large Cap Core Portfolio (11/99)                        2005        1.235            1.353                 -
                                                                    2004        1.089            1.235                 -
                                                                    2003        1.000            1.089                 -

    MFS Emerging Growth Portfolio (11/99)                           2005        1.218            1.181                 -
                                                                    2004        1.105            1.218                 -
                                                                    2003        1.000            1.105                 -

    MFS Mid Cap Growth Portfolio (6/02)                             2005        1.263            1.273             3,253
                                                                    2004        1.131            1.263                 -
                                                                    2003        1.000            1.131                 -

    MFS Total Return Portfolio (11/99)                              2005        1.176            1.184                 -
                                                                    2004        1.078            1.176                 -
                                                                    2003        1.000            1.078                 -

    MFS Value Portfolio (5/04)                                      2005        1.116            1.163                 -
                                                                    2004        0.972            1.116                 -

    Mondrian International Stock Portfolio (8/02)                   2005        1.311            1.405             1,469
                                                                    2004        1.158            1.311                 -
                                                                    2003        1.000            1.158                 -

    Pioneer Fund Portfolio (5/03)                                   2005        1.225            1.270             1,959
                                                                    2004        1.126            1.225               164
                                                                    2003        1.000            1.126                 -

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000            1.036                 -

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.090            1.105                 -
                                                                    2004        0.982            1.090                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Strategic Equity Portfolio (11/99)                              2005        1.203            1.201                  -
                                                                    2004        1.116            1.203                  -
                                                                    2003        1.000            1.116                  -

    Style Focus Series: Small Cap Growth Portfolio (5/05)           2005        1.000            1.111                  -

    Style Focus Series: Small Cap Value Portfolio (5/05)            2005        1.005            1.107                  -

    Travelers Quality Bond Portfolio (6/02)                         2005        1.034            1.028                  -
                                                                    2004        1.024            1.034                  -
                                                                    2003        1.000            1.024                  -

    U.S. Government Securities Portfolio (5/04)                     2005        1.047            1.068                  -
                                                                    2004        0.984            1.047                  -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005        0.987            0.988                  -
                                                                    2004        0.997            0.987                  -
                                                                    2003        1.000            0.997                  -

    Social Awareness Stock Portfolio (3/05)                         2005        1.027            1.100                  -

Van Kampen Life Investment Trust

    Comstock Portfolio - Class II Shares (6/02)                     2005        1.304            1.329                  -
                                                                    2004        1.136            1.304                  -
                                                                    2003        1.000            1.136                  -

    Enterprise Portfolio - Class II Shares (7/02)                   2005        1.150            1.213                  -
                                                                    2004        1.132            1.150                  -
                                                                    2003        1.000            1.132                  -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class 2 (6/02)                 2005        1.285            1.466                  -
                                                                    2004        1.140            1.285                  -
                                                                    2003        1.000            1.140                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Dynamic Capital Appreciation Portfolio - Service
    Class 2 (7/02)                                                  2005        1.095            1.292                  -
                                                                    2004        1.105            1.095                  -
                                                                    2003        1.000            1.105                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                      2005        1.460            1.686                  -
                                                                    2004        1.197            1.460                  -
                                                                    2003        1.000            1.197                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                2005        1.382            1.597              178,408
                                                                    2004        1.183            1.382               70,171
                                                                    2003        0.968            1.183               62,961
                                                                    2002        1.000            0.968                    -

    High Yield Bond Trust (5/04)                                    2005        1.064            1.054               42,050
                                                                    2004        0.988            1.064               12,906

    Managed Assets Trust (9/04)                                     2005        1.072            1.089               80,473
                                                                    2004        1.013            1.072               10,160

    Money Market Portfolio (5/02)                                   2005        0.973            0.978              511,337
                                                                    2004        0.985            0.973              508,529
                                                                    2003        0.999            0.985              536,126
                                                                    2002        1.000            0.999                    -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Large-Cap Growth Portfolio - Class
    B (11/99)                                                       2005        1.211            1.360              468,337
                                                                    2004        1.143            1.211              459,945
                                                                    2003        0.948            1.143              168,663
                                                                    2002        1.000            0.948                    -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                     2005        1.445            1.612            6,040,065
                                                                    2004        1.302            1.445            5,306,790
                                                                    2003        0.984            1.302            2,711,712
                                                                    2002        1.000            0.984                    -

    Growth Fund - Class 2 Shares (11/99)                            2005        1.413            1.606           20,721,963
                                                                    2004        1.285            1.413           18,572,237
                                                                    2003        0.960            1.285           10,866,088
                                                                    2002        1.000            0.960                    -

    Growth-Income Fund - Class 2 Shares (11/99)                     2005        1.357            1.404           24,301,428
                                                                    2004        1.257            1.357           22,621,936
                                                                    2003        0.971            1.257           13,557,952
                                                                    2002        1.000            0.971                    -

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                2005        1.692            1.773              636,759
                                                                    2004        1.317            1.692              544,495

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Delaware VIP REIT Series - Standard Class  (continued)          2003        1.005            1.317             376,157
                                                                    2002        1.000            1.005                   -

Dreyfus Variable Investment Fund

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)    2005        1.181            1.206             238,225
                                                                    2004        1.150            1.181             213,398
                                                                    2003        0.971            1.150             136,435
                                                                    2002        1.000            0.971                   -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (6/02)                                                   2005        1.369            1.416             271,418
                                                                    2004        1.257            1.369             286,185
                                                                    2003        0.976            1.257             230,557
                                                                    2002        1.000            0.976                   -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.199            1.291             526,467
                                                                    2004        1.073            1.199             434,954
                                                                    2003        1.000            1.073              14,159

    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005        1.197            1.289             593,796
                                                                    2004        1.067            1.197             372,299
                                                                    2003        1.000            1.067              10,036

Franklin Templeton Variable Insurance Products Trust

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005        1.340            1.448           6,323,482
                                                                    2004        1.217            1.340           5,186,994
                                                                    2003        0.994            1.217           3,312,164
                                                                    2002        1.000            0.994                   -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                   2005        1.756            2.188           1,150,213
                                                                    2004        1.440            1.756             862,804
                                                                    2003        1.000            1.440             368,517

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.481            1.596           4,394,621
                                                                    2004        1.278            1.481           3,889,690
                                                                    2003        0.989            1.278           2,193,501
                                                                    2002        1.000            0.989                   -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.431            1.524             923,889
                                                                    2004        1.262            1.431             431,766
                                                                    2003        0.976            1.262              87,223
                                                                    2002        1.000            0.976                   -

Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (11/99)                2005        1.302            1.327           3,053,694
                                                                    2004        1.208            1.302           2,973,725
                                                                    2003        0.967            1.208           2,335,616
                                                                    2002        1.000            0.967                   -

    Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (10/02)                                                2005        1.387            1.491             267,952
                                                                    2004        1.300            1.387             271,976
                                                                    2003        0.949            1.300             214,408
                                                                    2002        1.000            0.949                   -

    Salomon Brothers Variable Growth & Income Fund - Class
    I Shares (9/02)                                                 2005        1.304            1.322              34,816
                                                                    2004        1.231            1.304              34,097
                                                                    2003        0.967            1.231              33,306
                                                                    2002        1.000            0.967                   -

Janus Aspen Series

    Balanced Portfolio - Service Shares (8/02)                      2005        1.170            1.232             891,629
                                                                    2004        1.105            1.170             876,533
                                                                    2003        0.994            1.105             675,884
                                                                    2002        1.000            0.994                   -

    Global Life Sciences Portfolio - Service Shares (9/02)          2005        1.362            1.496              28,557
                                                                    2004        1.219            1.362              30,040
                                                                    2003        0.988            1.219              34,672
                                                                    2002        1.000            0.988                   -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Technology Portfolio - Service Shares (8/02)             2005        1.330            1.450               39,928
                                                                    2004        1.352            1.330               40,404
                                                                    2003        0.944            1.352               31,662
                                                                    2002        1.000            0.944                    -

    Worldwide Growth Portfolio - Service Shares (8/02)              2005        1.211            1.250              130,363
                                                                    2004        1.185            1.211              127,226
                                                                    2003        0.980            1.185              190,179
                                                                    2002        1.000            0.980                    -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                    2005        1.492            1.517              808,709
                                                                    2004        1.328            1.492              733,265
                                                                    2003        1.000            1.328              316,143

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                              2005        1.363            1.376            4,573,722
                                                                    2004        1.237            1.363            4,464,326
                                                                    2003        1.000            1.237            2,342,808

    Mid-Cap Value Portfolio (5/03)                                  2005        1.519            1.608            4,969,282
                                                                    2004        1.252            1.519            4,181,113
                                                                    2003        1.000            1.252            1,952,789

Oppenheimer Variable Account Funds

    Oppenheimer Main Street Fund/VA - Service Shares (9/04)         2005        1.068            1.104                    -
                                                                    2004        0.985            1.068                    -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)             2005        1.110            1.108            5,187,938
                                                                    2004        1.042            1.110            4,627,736
                                                                    2003        1.000            1.042            2,203,110

    Total Return Portfolio - Administrative Class (5/01)            2005        1.066            1.067           18,327,374
                                                                    2004        1.039            1.066           16,972,145
                                                                    2003        1.012            1.039           11,776,640
                                                                    2002        1.000            1.012                    -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust

    Putnam VT International Equity Fund - Class IB Shares (5/01)    2005        1.420            1.557             684,925
                                                                    2004        1.249            1.420             694,523
                                                                    2003        0.994            1.249             639,013
                                                                    2002        1.000            0.994                   -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005        1.764            1.846           1,216,084
                                                                    2004        1.429            1.764           1,053,707
                                                                    2003        0.977            1.429             798,826
                                                                    2002        1.000            0.977                   -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                  2005        1.382            1.406           2,300,359
                                                                    2004        1.305            1.382           3,268,365
                                                                    2003        0.960            1.305           1,724,848
                                                                    2002        1.000            0.960                   -

    Investors Fund - Class I (11/99)                                2005        1.338            1.394           2,512,286
                                                                    2004        1.240            1.338           2,820,016
                                                                    2003        0.958            1.240           1,330,720
                                                                    2002        1.000            0.958                   -

    Large Cap Growth Fund - Class I (9/02)                          2005        1.334            1.373              65,743
                                                                    2004        1.358            1.334              71,782
                                                                    2003        0.961            1.358              45,068
                                                                    2002        1.000            0.961                   -

    Small Cap Growth Fund - Class I (11/99)                         2005        1.589            1.630           2,239,133
                                                                    2004        1.412            1.589           1,763,283
                                                                    2003        0.970            1.412             943,187
                                                                    2002        1.000            0.970                   -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                       2005        1.273            1.353             426,620
                                                                    2004        1.222            1.273             440,506
                                                                    2003        0.967            1.222             259,207
                                                                    2002        1.000            0.967                   -

    Convertible Securities Portfolio (6/02)                         2005        1.277            1.253           1,162,266
                                                                    2004        1.229            1.277           1,178,613

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Convertible Securities Portfolio  (continued)                   2003        0.995            1.229             509,953
                                                                    2002        1.000            0.995                   -

    Disciplined Mid Cap Stock Portfolio (6/02)                      2005        1.455            1.599             194,384
                                                                    2004        1.278            1.455             189,558
                                                                    2003        0.977            1.278             155,088
                                                                    2002        1.000            0.977                   -

    Equity Income Portfolio (11/99)                                 2005        1.320            1.349           3,382,218
                                                                    2004        1.229            1.320           3,622,957
                                                                    2003        0.958            1.229           2,689,774
                                                                    2002        1.000            0.958                   -

    Federated High Yield Portfolio (8/02)                           2005        1.296            1.300             665,216
                                                                    2004        1.201            1.296             613,457
                                                                    2003        1.003            1.201             390,190
                                                                    2002        1.000            1.003                   -

    Federated Stock Portfolio (9/02)                                2005        1.318            1.358              46,011
                                                                    2004        1.220            1.318              42,623
                                                                    2003        0.978            1.220              12,504
                                                                    2002        1.000            0.978                   -

    Large Cap Portfolio (11/99)                                     2005        1.227            1.304             657,890
                                                                    2004        1.178            1.227             684,784
                                                                    2003        0.966            1.178             533,101
                                                                    2002        1.000            0.966                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)          2005        1.045            1.105             155,229

    Managed Allocation Series: Conservative Portfolio (5/05)        2005        1.000            1.017             137,148

    Managed Allocation Series: Moderate Portfolio (5/05)            2005        1.000            1.050           1,072,581

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                2005        1.017            1.083             340,812

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                2005        1.010            1.028                   -

                         CONDENSED FINANCIAL INFORMATION


                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mercury Large Cap Core Portfolio (11/99)                        2005        1.306            1.431              361,918
                                                                    2004        1.153            1.306              402,434
                                                                    2003        0.973            1.153              231,169
                                                                    2002        1.000            0.973                    -

    MFS Emerging Growth Portfolio (11/99)                           2005        1.351            1.310                    -
                                                                    2004        1.226            1.351              341,774
                                                                    2003        0.971            1.226              262,977
                                                                    2002        1.000            0.971                    -

    MFS Mid Cap Growth Portfolio (6/02)                             2005        1.456            1.467              655,157
                                                                    2004        1.305            1.456              309,694
                                                                    2003        0.974            1.305              225,887
                                                                    2002        1.000            0.974                    -

    MFS Total Return Portfolio (11/99)                              2005        1.224            1.232           14,704,878
                                                                    2004        1.123            1.224           13,582,482
                                                                    2003        0.986            1.123            8,894,291
                                                                    2002        1.000            0.986                    -

    MFS Value Portfolio (5/04)                                      2005        1.116            1.162              648,332
                                                                    2004        0.972            1.116               53,025

    Mondrian International Stock Portfolio (8/02)                   2005        1.425            1.526            1,911,295
                                                                    2004        1.259            1.425            1,619,278
                                                                    2003        1.001            1.259              577,731
                                                                    2002        1.000            1.001                    -

    Pioneer Fund Portfolio (5/03)                                   2005        1.315            1.363              402,347
                                                                    2004        1.210            1.315              411,090
                                                                    2003        1.000            1.210              181,376

    Pioneer Mid Cap Value Portfolio (6/05)                          2005        1.000            1.036               44,982

    Pioneer Strategic Income Portfolio (5/04)                       2005        1.089            1.104              385,841
                                                                    2004        0.982            1.089               89,761

    Strategic Equity Portfolio (11/99)                              2005        1.354            1.351              471,329
                                                                    2004        1.256            1.354              494,070
                                                                    2003        0.969            1.256              432,677
                                                                    2002        1.000            0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.111                  12,357

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.106                   4,691

   Travelers Quality Bond Portfolio (6/02)                     2005        1.071           1.064                 798,681
                                                               2004        1.061           1.071                 831,527
                                                               2003        1.014           1.061                 399,571
                                                               2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.068                   8,428
                                                               2004        0.984           1.046                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987               2,056,662
                                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Social Awareness Stock Portfolio (3/05)                     2005        1.077           1.099                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.431           1.456               1,584,482
                                                               2004        1.246           1.431               1,602,089
                                                               2003        0.974           1.246                 914,064
                                                               2002        1.000           0.974                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.205           1.271                  38,060
                                                               2004        1.187           1.205                  28,691
                                                               2003        0.966           1.187                  13,154
                                                               2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)              2005        1.398           1.595               1,074,568
                                                               2004        1.242           1.398                 914,280
                                                               2003        0.991           1.242                 597,035
                                                               2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.153           1.361                 100,320
                                                               2004        1.164           1.153                  25,701

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class
2  (continued)                                                 2003        0.953           1.164                  24,304
                                                               2002        1.000           0.953                       -

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.625           1.875               3,596,046
                                                               2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507
                                                               2002        1.000           0.986                       -

                        CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.000           1.165                       -

   High Yield Bond Trust (5/04)                                2005        1.000           0.986                       -

   Managed Assets Trust (9/04)                                 2005        1.000           1.017                       -

   Money Market Portfolio (5/02)                               2005        1.000           1.006                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.155                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.116                  12,281

   Growth Fund - Class 2 Shares (11/99)                        2005        1.000           1.143                  12,637

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.000           1.039                  28,572

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.000           1.083                  14,479

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.000           1.006                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.000           1.057                       -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079                  12,249

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.000           1.071                  21,549

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.000           1.061                       -

Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.000           1.025                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.000           1.089                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.000           1.026                       -

Janus Aspen Series

   Balanced Portfolio - Service Shares (8/02)                  2005        1.000           1.058                       -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.000           1.130                       -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.000           1.122                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.000           1.039                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.000           1.023                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.000           1.040                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           0.998                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.095                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.053                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.000           1.033                       -

   Investors Fund - Class I (11/99)                            2005        1.000           1.045                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.000           1.054                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.000           1.074                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.000           1.079                       -

   Convertible Securities Portfolio (6/02)                     2005        1.000           0.996                       -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.000           1.093                       -

   Equity Income Portfolio (11/99)                             2005        1.000           1.028                       -

   Federated High Yield Portfolio (8/02)                       2005        1.000           0.997                       -

   Federated Stock Portfolio (9/02)                            2005        1.000           1.029                       -

   Large Cap Portfolio (11/99)                                 2005        1.000           1.074                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.105                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016                       -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.050                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.083                  67,777

   Managed Allocation Series: Moderate-Conservative

   Portfolio (8/05)                                            2005        1.010           1.027                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.000           1.089                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.000           0.998                       -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.000           1.045                       -

   MFS Total Return Portfolio (11/99)                          2005        1.000           1.008                  28,174

   MFS Value Portfolio (5/04)                                  2005        1.000           1.034                       -

   Mondrian International Stock Portfolio (8/02)               2005        1.000           1.067                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.043                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.035                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000           1.005                  28,882

   Strategic Equity Portfolio (11/99)                          2005        1.000           1.042                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.110                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.106                       -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.000           0.989                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.000           0.997                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.000                       -

   Social Awareness Stock Portfolio (3/05)                     2005        0.974           1.043                       -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/02)                 2005        1.000           1.028                   9,354

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.000           1.071                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (6/02)              2005        1.000           1.130                  12,773

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.000           1.176                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.000           1.138                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.335           1.541                   2,675
                                                               2004        1.143           1.335                       -
                                                               2003        1.000           1.143                       -

   High Yield Bond Trust (5/04)                                2005        1.063           1.052                   1,653
                                                               2004        0.988           1.063                       -

   Managed Assets Trust (9/04)                                 2005        1.071           1.087                       -
                                                               2004        1.013           1.071                       -

   Money Market Portfolio (5/02)                               2005        0.980           0.985                       -
                                                               2004        0.993           0.980                       -
                                                               2003        1.000           0.993                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.155           1.296                       -
                                                               2004        1.092           1.155                       -
                                                               2003        1.000           1.092                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.315           1.465                 138,800
                                                               2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.261           1.432                 614,002
                                                               2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.235           1.277                 511,616
                                                               2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                       -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.465           1.534                  25,992
                                                               2004        1.142           1.465                       -
                                                               2003        1.000           1.142                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.140           1.162                       -
                                                               2004        1.111           1.140                       -
                                                               2003        1.000           1.111                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.247           1.289                       -
                                                               2004        1.147           1.247                       -
                                                               2003        1.000           1.147                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289                  13,773
                                                               2004        1.073           1.197                       -
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286                  71,362
                                                               2004        1.066           1.195                   4,448
                                                               2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326                 130,228
                                                               2004        1.116           1.228                       -
                                                               2003        1.000           1.116                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913                  47,524
                                                               2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.359           1.463                 234,426
                                                               2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.315           1.398                  38,096
                                                               2004        1.160           1.315                       -
                                                               2003        1.000           1.160                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.215           1.237                       -
                                                               2004        1.129           1.215                       -
                                                               2003        1.000           1.129                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.219           1.308                   7,740
                                                               2004        1.144           1.219                       -
                                                               2003        1.000           1.144                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.190           1.204                       -
                                                               2004        1.124           1.190                       -
                                                               2003        1.000           1.124                       -

Janus Aspen Series

   Balanced Portfolio - Service Shares (8/02)                  2005        1.138           1.196                       -
                                                               2004        1.075           1.138                       -
                                                               2003        1.000           1.075                       -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.245           1.366                       -
                                                               2004        1.116           1.245                       -
                                                               2003        1.000           1.116                       -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.177           1.282                       -
                                                               2004        1.198           1.177                       -
                                                               2003        1.000           1.198                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.164           1.201                       -
                                                               2004        1.140           1.164                       -
                                                               2003        1.000           1.140                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336                  53,321
                                                               2004        1.172           1.315                       -
                                                               2003        1.000           1.172                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264                  64,314
                                                               2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479                 164,595
                                                               2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                       -

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.067           1.102                       -
                                                               2004        0.985           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108                  61,897
                                                               2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.049                 500,643
                                                               2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                       -
                                                               2004        1.179           1.338                       -
                                                               2003        1.000           1.179                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592                  43,597
                                                               2004        1.235           1.523                       -
                                                               2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.236           1.257                       -
                                                               2004        1.169           1.236                       -
                                                               2003        1.000           1.169                       -

   Investors Fund - Class I (11/99)                            2005        1.235           1.285                 131,791
                                                               2004        1.146           1.235                       -
                                                               2003        1.000           1.146                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (9/02)                      2005        1.140           1.172                       -
                                                               2004        1.161           1.140                       -
                                                               2003        1.000           1.161                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.389           1.423                   2,675
                                                               2004        1.235           1.389                       -
                                                               2003        1.000           1.235                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.181           1.255                       -
                                                               2004        1.135           1.181                       -
                                                               2003        1.000           1.135                       -

   Convertible Securities Portfolio (6/02)                     2005        1.144           1.122                   1,385
                                                               2004        1.102           1.144                     225
                                                               2003        1.000           1.102                       -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.332           1.463                       -
                                                               2004        1.171           1.332                       -
                                                               2003        1.000           1.171                       -

   Equity Income Portfolio (11/99)                             2005        1.214           1.239                  97,181
                                                               2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                       -

   Federated High Yield Portfolio (8/02)                       2005        1.175           1.177                   6,331
                                                               2004        1.090           1.175                     219
                                                               2003        1.000           1.090                       -

   Federated Stock Portfolio (9/02)                            2005        1.236           1.272                       -
                                                               2004        1.145           1.236                       -
                                                               2003        1.000           1.145                       -

   Large Cap Portfolio (11/99)                                 2005        1.168           1.240                   3,548
                                                               2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.104                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.050                 196,583

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.083                  70,772

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027                  37,182

Mercury Large Cap Core Portfolio (11/99)                       2005        1.232           1.349                       -
                                                               2004        1.088           1.232                       -
                                                               2003        1.000           1.088                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.216           1.178                       -
                                                               2004        1.104           1.216                       -
                                                               2003        1.000           1.104                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.260           1.269                  33,475
                                                               2004        1.131           1.260                       -
                                                               2003        1.000           1.131                       -

MFS Total Return Portfolio (11/99)                             2005        1.173           1.180                 164,360
                                                               2004        1.077           1.173                       -
                                                               2003        1.000           1.077                       -

MFS Value Portfolio (5/04)                                     2005        1.115           1.160                  49,291
                                                               2004        0.972           1.115                     233

Mondrian International Stock Portfolio (8/02)                  2005        1.308           1.400                   8,503
                                                               2004        1.157           1.308                       -
                                                               2003        1.000           1.157                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265                       -
                                                               2004        1.126           1.222                       -
                                                               2003        1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                  29,181

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102                  44,273
                                                               2004        0.982           1.089                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (11/99)                          2005        1.201           1.197                       -
                                                               2004        1.115           1.201                       -
                                                               2003        1.000           1.115                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.110                   8,486

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.106                  13,105

   Travelers Quality Bond Portfolio (6/02)                     2005        1.032           1.025                   4,580
                                                               2004        1.023           1.032                     743
                                                               2003        1.000           1.023                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.066                       -
                                                               2004        0.984           1.046                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985                  38,446
                                                               2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (3/05)                     2005        1.076           1.098                       -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/02)                 2005        1.302           1.324                  18,512
                                                               2004        1.135           1.302                       -
                                                               2003        1.000           1.135                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.147           1.209                       -
                                                               2004        1.131           1.147                       -
                                                               2003        1.000           1.131                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (6/02)             2005        1.282           1.461                  15,192
                                                               2004        1.140           1.282                   6,475
                                                               2003        1.000           1.140                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/02)                                                         2005        1.092           1.288                       -
                                                               2004        1.104           1.092                       -
                                                               2003        1.000           1.104                       -

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.457           1.680                  48,387
                                                               2004        1.197           1.457                       -
                                                               2003        1.000           1.197                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.377           1.588                  54,696
                                                               2004        1.180           1.377                   9,989
                                                               2003        0.968           1.180                     785
                                                               2002        1.000           0.968                       -

   High Yield Bond Trust (5/04)                                2005        1.062           1.050                       -
                                                               2004        0.988           1.062                  27,383

   Managed Assets Trust (9/04)                                 2005        1.071           1.085                       -
                                                               2004        1.013           1.071                       -

   Money Market Portfolio (5/02)                               2005        0.969           0.973                 234,472
                                                               2004        0.983           0.969                 132,347
                                                               2003        0.999           0.983                  11,760
                                                               2002        1.000           0.999                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.206           1.352                  17,902
                                                               2004        1.141           1.206                  36,520
                                                               2003        0.947           1.141                  27,611
                                                               2002        1.000           0.947                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.439           1.602                 810,358
                                                               2004        1.299           1.439                 821,906
                                                               2003        0.984           1.299                 579,425
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.408           1.596               2,678,858
                                                               2004        1.282           1.408               2,649,329
                                                               2003        0.960           1.282               1,571,576
                                                               2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.352           1.396               3,051,032
                                                               2004        1.255           1.352               3,175,477
                                                               2003        0.971           1.255               2,119,583
                                                               2002        1.000           0.971                       -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.685           1.763                 152,076
                                                               2004        1.314           1.685                 154,464

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.314                 116,510
                                                               2002        1.000           1.005                       -

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.177           1.198                  23,701
                                                               2004        1.148           1.177                  23,236
                                                               2003        0.971           1.148                   2,694
                                                               2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.363           1.407                   4,907
                                                               2004        1.254           1.363                   4,447
                                                               2003        0.976           1.254                   3,495
                                                               2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196           1.286                 240,849
                                                               2004        1.073           1.196                 236,985
                                                               2003        1.000           1.073                   2,903

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194           1.283                 210,512
                                                               2004        1.066           1.194                 203,476
                                                               2003        1.000           1.066                     240

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334           1.440                 685,220
                                                               2004        1.214           1.334                 650,674
                                                               2003        0.994           1.214                 458,930
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750           2.176                 148,890
                                                               2004        1.438           1.750                 111,684
                                                               2003        1.000           1.438                  44,071

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.475           1.586                 606,826
                                                               2004        1.275           1.475                 576,751
                                                               2003        0.988           1.275                 252,135
                                                               2002        1.000           0.988                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.425           1.514                  80,525
                                                               2004        1.259           1.425                  25,772
                                                               2003        0.976           1.259                   2,057
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.296           1.319                  94,634
                                                               2004        1.205           1.296                  86,299
                                                               2003        0.967           1.205                  65,914
                                                               2002        1.000           0.967                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.381           1.481                  27,139
                                                               2004        1.298           1.381                  21,740
                                                               2003        0.949           1.298                   1,981
                                                               2002        1.000           0.949                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.299           1.314                   1,238
                                                               2004        1.228           1.299                   1,241
                                                               2003        0.967           1.228                     211
                                                               2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.166           1.225                       -
                                                               2004        1.103           1.166                   7,190
                                                               2003        0.994           1.103                  27,518
                                                               2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.356           1.487                   2,629
                                                               2004        1.217           1.356                   2,698
                                                               2003        0.988           1.217                   2,687
                                                               2002        1.000           0.988                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Global Technology Portfolio - Service Shares (8/02)         2005        1.324           1.442                     792
                                                               2004        1.350           1.324                     795
                                                               2003        0.944           1.350                     664
                                                               2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.206           1.242                  29,219
                                                               2004        1.182           1.206                  28,719
                                                               2003        0.980           1.182                  27,591
                                                               2002        1.000           0.980                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487           1.509                 208,887
                                                               2004        1.326           1.487                 243,815
                                                               2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358           1.369                 547,969
                                                               2004        1.236           1.358                 590,460
                                                               2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)                              2005        1.514           1.599                 554,292
                                                               2004        1.251           1.514                 527,627
                                                               2003        1.000           1.251                 204,552

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.066           1.100                       -
                                                               2004        0.985           1.066                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106           1.102                 625,434
                                                               2004        1.041           1.106                 602,161
                                                               2003        1.000           1.041                 397,814

   Total Return Portfolio - Administrative Class (5/01)        2005        1.061           1.061               2,382,012
                                                               2004        1.037           1.061               2,364,335
                                                               2003        1.012           1.037               1,779,865
                                                               2002        1.000           1.012                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.414           1.548                 118,435
                                                               2004        1.247           1.414                 123,675
                                                               2003        0.994           1.247                 141,914
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.756           1.835                 120,574
                                                               2004        1.426           1.756                  89,169
                                                               2003        0.977           1.426                  48,389
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.376           1.397                 199,161
                                                               2004        1.302           1.376                 206,538
                                                               2003        0.960           1.302                 167,690
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.333           1.386                 192,594
                                                               2004        1.238           1.333                 201,989
                                                               2003        0.958           1.238                 171,462
                                                               2002        1.000           0.958                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.329           1.364                   1,994
                                                               2004        1.355           1.329                   1,937
                                                               2003        0.961           1.355                   1,697
                                                               2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.583           1.620                 138,098
                                                               2004        1.409           1.583                 194,919
                                                               2003        0.969           1.409                 117,984
                                                               2002        1.000           0.969                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.268           1.345                  89,524
                                                               2004        1.220           1.268                  90,190
                                                               2003        0.967           1.220                  89,135
                                                               2002        1.000           0.967                       -

   Convertible Securities Portfolio (6/02)                     2005        1.272           1.246                 153,672
                                                               2004        1.226           1.272                 149,871

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Convertible Securities Portfolio  (continued)                  2003        0.995           1.226                  11,156
                                                               2002        1.000           0.995                       -

Disciplined Mid Cap Stock Portfolio (6/02)                     2005        1.449           1.589                  61,319
                                                               2004        1.275           1.449                  63,067
                                                               2003        0.977           1.275                  55,380
                                                               2002        1.000           0.977                       -

Equity Income Portfolio (11/99)                                2005        1.315           1.341                 283,797
                                                               2004        1.226           1.315                 312,955
                                                               2003        0.958           1.226                 228,153
                                                               2002        1.000           0.958                       -

Federated High Yield Portfolio (8/02)                          2005        1.291           1.292                  79,508
                                                               2004        1.198           1.291                  79,142
                                                               2003        1.003           1.198                  22,819
                                                               2002        1.000           1.003                       -

Federated Stock Portfolio (9/02)                               2005        1.313           1.350                   2,412
                                                               2004        1.217           1.313                     981
                                                               2003        0.977           1.217                       -
                                                               2002        1.000           0.977                       -

Large Cap Portfolio (11/99)                                    2005        1.222           1.296                 106,339
                                                               2004        1.176           1.222                 101,957
                                                               2003        0.966           1.176                 100,664
                                                               2002        1.000           0.966                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.104                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.082                   6,250

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.301           1.422                 117,889
                                                               2004        1.150           1.301                 126,310
                                                               2003        0.973           1.150                  85,949
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.346           1.304                       -
                                                               2004        1.223           1.346                  19,855
                                                               2003        0.971           1.223                  18,671
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.450           1.458                  34,070
                                                               2004        1.302           1.450                  15,948
                                                               2003        0.974           1.302                   5,936
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.219           1.225               1,484,978
                                                               2004        1.121           1.219               1,534,701
                                                               2003        0.986           1.121               1,669,877
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.114           1.158                  31,530
                                                               2004        0.972           1.114                   8,026

Mondrian International Stock Portfolio (8/02)                  2005        1.419           1.516                 117,114
                                                               2004        1.256           1.419                  68,612
                                                               2003        1.001           1.256                  42,730
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.310           1.355                 111,025
                                                               2004        1.208           1.310                 109,780
                                                               2003        1.000           1.208                  15,008

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088           1.101                 128,571
                                                               2004        0.982           1.088                  24,688

Strategic Equity Portfolio (11/99)                             2005        1.348           1.343                  39,402
                                                               2004        1.254           1.348                  39,721
                                                               2003        0.969           1.254                  36,786
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.105                       -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.067           1.058                  79,108
                                                               2004        1.058           1.067                  79,085
                                                               2003        1.014           1.058                  13,167
                                                               2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.045           1.064                  35,764
                                                               2004        0.984           1.045                  17,656

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983           0.982                 272,087
                                                               2004        0.996           0.983                 302,874
                                                               2003        1.000           0.996                  47,603

   Social Awareness Stock Portfolio (3/05)                     2005        1.076           1.096                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.425           1.447                 193,397
                                                               2004        1.243           1.425                 201,061
                                                               2003        0.974           1.243                 235,475
                                                               2002        1.000           0.974                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.200           1.263                       -
                                                               2004        1.185           1.200                       -
                                                               2003        0.966           1.185                       -
                                                               2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)             2005        1.393           1.585                  73,312
                                                               2004        1.239           1.393                  56,482
                                                               2003        0.991           1.239                  17,573
                                                               2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.148           1.352                       -
                                                               2004        1.162           1.148                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class
2  (continued)                                                 2003        0.953           1.162                       -
                                                               2002        1.000           0.953                       -

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.618           1.864                 558,275
                                                               2004        1.330           1.618                 480,220
                                                               2003        0.986           1.330                 212,265
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.347                       -
                                                               2004        1.000           1.168                       -

   High Yield Bond Trust (5/04)                                2005        1.075           1.062                       -
                                                               2004        1.000           1.075                       -

   Managed Assets Trust (9/04)                                 2005        1.071           1.084                       -
                                                               2004        1.013           1.071                       -

   Money Market Portfolio (5/02)                               2005        0.993           0.997                       -
                                                               2004        1.000           0.993                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                       -
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.230                  72,101
                                                               2004        1.000           1.085                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.098                  77,655
                                                               2004        1.000           1.064                       -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.287           1.345                       -
                                                               2004        1.000           1.287                       -

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.022           1.040                       -
                                                               2004        1.000           1.022                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.093           1.128                       -
                                                               2004        1.000           1.093                       -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201                       -
                                                               2004        1.000           1.118                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                       -
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.241                       -
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.119           1.188                       -
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.053           1.129                       -
                                                               2004        1.000           1.053                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.064           1.076                       -
                                                               2004        1.000           1.064                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.067           1.121                       -
                                                               2004        1.000           1.067                       -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.038           1.137                       -
                                                               2004        1.000           1.038                       -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.052           1.144                       -
                                                               2004        1.000           1.052                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.086           1.118                       -
                                                               2004        1.000           1.086                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                       -
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                   1,955
                                                               2004        1.000           1.160                       -

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.062           1.095                       -
                                                               2004        0.981           1.062                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                       -
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                       -
                                                               2004        1.000           1.043                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                       -
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (11/99)                            2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.990           1.016                       -
                                                               2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.054           1.118                       -
                                                               2004        1.000           1.054                       -

   Convertible Securities Portfolio (6/02)                     2005        1.042           1.019                       -
                                                               2004        1.000           1.042                       -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.118           1.226                       -
                                                               2004        1.000           1.118                       -

   Equity Income Portfolio (11/99)                             2005        1.101           1.122                       -
                                                               2004        1.000           1.101                       -

   Federated High Yield Portfolio (8/02)                       2005        1.077           1.078                       -
                                                               2004        1.000           1.077                       -

   Federated Stock Portfolio (9/02)                            2005        1.078           1.108                       -
                                                               2004        1.000           1.078                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Large Cap Portfolio (11/99)                                    2005        1.048           1.111                       -
                                                               2004        1.000           1.048                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.103                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.081                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.026                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.123           1.227                       -
                                                               2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.081           1.047                       -
                                                               2004        1.000           1.081                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.073           1.078                       -
                                                               2004        1.000           1.073                       -

MFS Total Return Portfolio (11/99)                             2005        1.095           1.099                       -
                                                               2004        1.000           1.095                       -

MFS Value Portfolio (5/04)                                     2005        1.125           1.169                       -
                                                               2004        1.000           1.125                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.144           1.222                       -
                                                               2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.092           1.129                       -
                                                               2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.115                       -
                                                               2004        1.000           1.103                       -

   Strategic Equity Portfolio (11/99)                          2005        1.097           1.092                       -
                                                               2004        1.000           1.097                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.105                       -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.031           1.022                       -
                                                               2004        1.000           1.031                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.072           1.090                       -
                                                               2004        1.000           1.072                       -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Social Awareness Stock Portfolio (3/05)                     2005        1.024           1.094                       -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/02)                 2005        1.130           1.148                       -
                                                               2004        1.000           1.130                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.037           1.091                       -
                                                               2004        1.000           1.037                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (6/02)              2005        1.106           1.259                       -
                                                               2004        1.000           1.106                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.039           1.223                       -
                                                               2004        1.000           1.039                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.411                       -
                                                               2004        1.000           1.226                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

   High Yield Bond Trust (5/04)                                2005        1.075           1.061                     257
                                                               2004        1.000           1.075                     246

   Managed Assets Trust (9/04)                                 2005        1.070           1.084                       -
                                                               2004        1.013           1.070                       -

   Money Market Portfolio (5/02)                               2005        0.993           0.996                       -
                                                               2004        1.000           0.993                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.237                       -
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.229                 111,863
                                                               2004        1.000           1.085                     758

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.097                  20,129
                                                               2004        1.000           1.064                     766

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                       -
                                                               2004        1.000           1.286                       -

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.021           1.039                       -
                                                               2004        1.000           1.021                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.092           1.127                   6,832
                                                               2004        1.000           1.092                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                   7,071
                                                               2004        1.000           1.118                     740

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  12,050
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                  10,108
                                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.240                 106,151
                                                               2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187                  59,083
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.053           1.128                       -
                                                               2004        1.000           1.053                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.064           1.075                       -
                                                               2004        1.000           1.064                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.067           1.120                       -
                                                               2004        1.000           1.067                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.038           1.136                       -
                                                               2004        1.000           1.038                       -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.051           1.143                       -
                                                               2004        1.000           1.051                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.086           1.117                       -
                                                               2004        1.000           1.086                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                  85,885
                                                               2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.098           1.106                   7,639
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223                  77,371
                                                               2004        1.000           1.159                  63,332

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.062           1.094                       -
                                                               2004        0.981           1.062                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061                  64,499
                                                               2004        1.000           1.066                  60,172

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.042                     261
                                                               2004        1.000           1.043                     249

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.266                       -
                                                               2004        1.000           1.158                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.243                  16,915
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.056           1.071                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (11/99)                            2005        1.078           1.120                       -
                                                               2004        1.000           1.078                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.990           1.015                       -
                                                               2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.191                       -
                                                               2004        1.000           1.165                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.053           1.117                       -
                                                               2004        1.000           1.053                       -

   Convertible Securities Portfolio (6/02)                     2005        1.041           1.019                       -
                                                               2004        1.000           1.041                       -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.118           1.225                       -
                                                               2004        1.000           1.118                       -

   Equity Income Portfolio (11/99)                             2005        1.101           1.121                       -
                                                               2004        1.000           1.101                       -

   Federated High Yield Portfolio (8/02)                       2005        1.077           1.077                       -
                                                               2004        1.000           1.077                       -

   Federated Stock Portfolio (9/02)                            2005        1.078           1.107                       -
                                                               2004        1.000           1.078                       -

   Large Cap Portfolio (11/99)                                 2005        1.047           1.110                       -
                                                               2004        1.000           1.047                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103                  26,398

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.081                 456,630

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.026                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.123           1.227                  79,209
                                                               2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.080           1.047                       -
                                                               2004        1.000           1.080                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.072           1.077                       -
                                                               2004        1.000           1.072                       -

MFS Total Return Portfolio (11/99)                             2005        1.095           1.099                  82,443
                                                               2004        1.000           1.095                     983

MFS Value Portfolio (5/04)                                     2005        1.125           1.168                       -
                                                               2004        1.000           1.125                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.144           1.221                       -
                                                               2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.092           1.128                       -
                                                               2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.103           1.114                       -
                                                               2004        1.000           1.103                       -

Strategic Equity Portfolio (11/99)                             2005        1.097           1.091                       -
                                                               2004        1.000           1.097                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.104                       -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.031           1.021                       -
                                                               2004        1.000           1.031                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.090                     252
                                                               2004        1.000           1.071                     242

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Social Awareness Stock Portfolio (3/05)                     2005        1.074           1.093                       -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/02)                 2005        1.130           1.147                  80,902
                                                               2004        1.000           1.130                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.036           1.090                       -
                                                               2004        1.000           1.036                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (6/02)              2005        1.106           1.258                  54,738
                                                               2004        1.000           1.106                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.039           1.222                       -
                                                               2004        1.000           1.039                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410                  46,585
                                                               2004        1.000           1.226                  19,636

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.330           1.531                       -
                                                               2004        1.142           1.330                       -
                                                               2003        1.000           1.142                       -

   High Yield Bond Trust (5/04)                                2005        1.061           1.047                   1,211
                                                               2004        0.988           1.061                   1,131

   Managed Assets Trust (9/04)                                 2005        1.069           1.081                       -
                                                               2004        1.012           1.069                       -

   Money Market Portfolio (5/02)                               2005        0.976           0.978                       -
                                                               2004        0.992           0.976                       -
                                                               2003        1.000           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.151           1.287                       -
                                                               2004        1.090           1.151                       -
                                                               2003        1.000           1.090                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.309           1.455                   6,267
                                                               2004        1.185           1.309                   6,321
                                                               2003        1.000           1.185                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.256           1.421                  34,084
                                                               2004        1.146           1.256                  34,800
                                                               2003        1.000           1.146                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.230           1.268                   1,973
                                                               2004        1.144           1.230                   1,983
                                                               2003        1.000           1.144                       -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.459           1.523                     848
                                                               2004        1.140           1.459                     876
                                                               2003        1.000           1.140                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.135           1.154                     459
                                                               2004        1.110           1.135                     460
                                                               2003        1.000           1.110                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.242           1.280                     435
                                                               2004        1.146           1.242                     436
                                                               2003        1.000           1.146                       -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.193           1.280                  20,657
                                                               2004        1.073           1.193                  20,754
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.191           1.278                   9,381
                                                               2004        1.066           1.191                   9,381
                                                               2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.223           1.317                     455
                                                               2004        1.115           1.223                     456
                                                               2003        1.000           1.115                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.530           1.899                     388
                                                               2004        1.260           1.530                     390
                                                               2003        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.354           1.453                       -
                                                               2004        1.173           1.354                       -
                                                               2003        1.000           1.173                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.309           1.388                       -
                                                               2004        1.159           1.309                       -
                                                               2003        1.000           1.159                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.210           1.229                       -
                                                               2004        1.127           1.210                       -
                                                               2003        1.000           1.127                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (10/02)                                            2005        1.214           1.299                       -
                                                               2004        1.142           1.214                       -
                                                               2003        1.000           1.142                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.185           1.196                       -
                                                               2004        1.122           1.185                       -
                                                               2003        1.000           1.122                       -

Janus Aspen Series

   Balanced Portfolio - Service Shares (8/02)                  2005        1.133           1.188                       -
                                                               2004        1.074           1.133                       -
                                                               2003        1.000           1.074                       -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.240           1.356                       -
                                                               2004        1.114           1.240                       -
                                                               2003        1.000           1.114                       -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.172           1.273                       -
                                                               2004        1.197           1.172                       -
                                                               2003        1.000           1.197                       -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.159           1.192                       -
                                                               2004        1.139           1.159                       -
                                                               2003        1.000           1.139                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.326                       -
                                                               2004        1.170           1.310                       -
                                                               2003        1.000           1.170                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.248           1.255                  21,945
                                                               2004        1.138           1.248                  21,945
                                                               2003        1.000           1.138                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.393           1.468                  14,287
                                                               2004        1.153           1.393                  14,458
                                                               2003        1.000           1.153                       -

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.065           1.097                       -
                                                               2004        0.984           1.065                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.107           1.100                     486
                                                               2004        1.043           1.107                     487
                                                               2003        1.000           1.043                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.044           1.042                   9,882
                                                               2004        1.022           1.044                   9,053
                                                               2003        1.000           1.022                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.333           1.456                       -
                                                               2004        1.178           1.333                       -
                                                               2003        1.000           1.178                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.516           1.581                       -
                                                               2004        1.233           1.516                       -
                                                               2003        1.000           1.233                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.231           1.248                       -
                                                               2004        1.167           1.231                       -
                                                               2003        1.000           1.167                       -

   Investors Fund - Class I (11/99)                            2005        1.230           1.276                       -
                                                               2004        1.144           1.230                       -
                                                               2003        1.000           1.144                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (9/02)                      2005        1.135           1.163                     439
                                                               2004        1.160           1.135                     441
                                                               2003        1.000           1.160                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.383           1.413                       -
                                                               2004        1.234           1.383                       -
                                                               2003        1.000           1.234                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.176           1.246                       -
                                                               2004        1.134           1.176                       -
                                                               2003        1.000           1.134                       -

   Convertible Securities Portfolio (6/02)                     2005        1.140           1.114                   7,697
                                                               2004        1.101           1.140                   6,971
                                                               2003        1.000           1.101                       -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.326           1.452                     430
                                                               2004        1.170           1.326                     431
                                                               2003        1.000           1.170                       -

   Equity Income Portfolio (11/99)                             2005        1.209           1.230                   1,493
                                                               2004        1.130           1.209                   1,498
                                                               2003        1.000           1.130                       -

   Federated High Yield Portfolio (8/02)                       2005        1.170           1.169                   1,087
                                                               2004        1.088           1.170                   1,017
                                                               2003        1.000           1.088                       -

   Federated Stock Portfolio (9/02)                            2005        1.231           1.263                       -
                                                               2004        1.144           1.231                       -
                                                               2003        1.000           1.144                       -

   Large Cap Portfolio (11/99)                                 2005        1.163           1.231                  18,231
                                                               2004        1.121           1.163                  18,231
                                                               2003        1.000           1.121                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.102                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.014                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.048                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.080                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.025                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.227           1.339                  15,412
                                                               2004        1.087           1.227                  15,953
                                                               2003        1.000           1.087                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.211           1.173                       -
                                                               2004        1.103           1.211                   6,500
                                                               2003        1.000           1.103                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.255           1.259                   6,551
                                                               2004        1.129           1.255                       -
                                                               2003        1.000           1.129                       -

MFS Total Return Portfolio (11/99)                             2005        1.168           1.171                   9,725
                                                               2004        1.076           1.168                   9,726
                                                               2003        1.000           1.076                       -

MFS Value Portfolio (5/04)                                     2005        1.113           1.154                       -
                                                               2004        0.972           1.113                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.303           1.390                       -
                                                               2004        1.156           1.303                       -
                                                               2003        1.000           1.156                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.217           1.256                       -
                                                               2004        1.124           1.217                       -
                                                               2003        1.000           1.124                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.033                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.087           1.097                       -
                                                               2004        0.982           1.087                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (11/99)                          2005        1.196           1.188                       -
                                                               2004        1.114           1.196                       -
                                                               2003        1.000           1.114                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.108                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.103                       -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.028           1.017                     503
                                                               2004        1.022           1.028                     504
                                                               2003        1.000           1.022                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.061                       -
                                                               2004        0.983           1.044                       -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.981           0.978                       -
                                                               2004        0.996           0.981                       -
                                                               2003        1.000           0.996                       -

   Social Awareness Stock Portfolio (3/05)                     2005        1.074           1.092                       -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/02)                 2005        1.296           1.314                     443
                                                               2004        1.134           1.296                     445
                                                               2003        1.000           1.134                       -

   Enterprise Portfolio - Class II Shares (7/02)               2005        1.142           1.200                       -
                                                               2004        1.130           1.142                       -
                                                               2003        1.000           1.130                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (6/02)             2005        1.276           1.450                     446
                                                               2004        1.138           1.276                     447
                                                               2003        1.000           1.138                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/02)                                                         2005        1.088           1.279                       -
                                                               2004        1.103           1.088                       -
                                                               2003        1.000           1.103                       -

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.451           1.668                   8,525
                                                               2004        1.195           1.451                   8,526
                                                               2003        1.000           1.195                       -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                    VINTAGE L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.389           1.610                       -
                                                               2004        1.186           1.389                       -
                                                               2003        0.968           1.186                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356           1.391                   3,217
                                                               2004        1.244           1.356                   2,863
                                                               2003        0.960           1.244                   2,259
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217           1.370                       -
                                                               2004        1.146           1.217                       -
                                                               2003        0.948           1.146                       -
                                                               2002        1.000           0.948                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452           1.624                  47,188
                                                               2004        1.305           1.452                  26,165
                                                               2003        0.984           1.305                  19,446
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420           1.618                  82,075
                                                               2004        1.288           1.420                  61,511
                                                               2003        0.961           1.288                  44,303
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364           1.415                  90,275
                                                               2004        1.261           1.364                  83,688
                                                               2003        0.971           1.261                  44,174
                                                               2002        1.000           0.971                       -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.701           1.787                     696
                                                               2004        1.321           1.701                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.321                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                  31,491
                                                               2004        1.074           1.202                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295                       -
                                                               2004        1.067           1.200                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.031                     443

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.424           1.463                   8,791
                                                               2004        1.303           1.424                   8,794
                                                               2003        0.969           1.303                  12,822
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459                       -
                                                               2004        1.220           1.347                       -
                                                               2003        0.994           1.220                  13,197
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202                   5,840
                                                               2004        1.442           1.763                       -
                                                               2003        1.000           1.442                  10,805

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.489           1.608                  31,827
                                                               2004        1.281           1.489                  29,138
                                                               2003        0.989           1.281                  42,256
                                                               2002        1.000           0.989                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.438           1.535                  10,334
                                                               2004        1.265           1.438                   3,214
                                                               2003        0.976           1.265                       -
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.272           1.300                  16,205
                                                               2004        1.193           1.272                  11,841
                                                               2003        0.977           1.193                       -
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.158           1.164                       -
                                                               2004        1.106           1.158                       -
                                                               2003        1.010           1.106                       -
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.308           1.337                   1,322
                                                               2004        1.211           1.308                   1,326
                                                               2003        0.967           1.211                       -
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.392           1.430                  15,258
                                                               2004        1.312           1.392                   9,242
                                                               2003        0.966           1.312                       -
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533           1.684                       -
                                                               2004        1.298           1.533                       -
                                                               2003        0.983           1.298                       -
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527                   5,128
                                                               2004        1.330           1.498                   3,083
                                                               2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.369           1.385                  32,552
                                                               2004        1.239           1.369                  17,462
                                                               2003        1.000           1.239                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618                  21,903
                                                               2004        1.255           1.525                  12,982
                                                               2003        1.000           1.255                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115                   5,990
                                                               2004        1.044           1.114                   5,900
                                                               2003        1.000           1.044                   5,270

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076                  42,703
                                                               2004        1.042           1.071                  17,777
                                                               2003        1.012           1.042                  77,212
                                                               2002        1.000           1.012                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569                       -
                                                               2004        1.253           1.427                       -
                                                               2003        0.994           1.253                       -
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860                  29,107
                                                               2004        1.433           1.773                  27,512
                                                               2003        0.977           1.433                  19,985
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.389           1.417                   2,252
                                                               2004        1.308           1.389                   2,252
                                                               2003        0.960           1.308                   2,252
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.345           1.405                       -
                                                               2004        1.243           1.345                       -
                                                               2003        0.958           1.243                       -
                                                               2002        1.000           0.958                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.597           1.642                     293
                                                               2004        1.415           1.597                     294
                                                               2003        0.970           1.415                       -
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181           1.156                       -
                                                               2004        1.166           1.181                       -
                                                               2003        0.963           1.166                       -
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274           1.328                       -
                                                               2004        1.263           1.274                       -
                                                               2003        0.960           1.263                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305           1.347                  94,832
                                                               2004        1.249           1.305                  90,528
                                                               2003        0.969           1.249                  55,634
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205           1.231                 147,890
                                                               2004        1.171           1.205                 152,364
                                                               2003        0.979           1.171                       -
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341           1.401                  86,136
                                                               2004        1.241           1.341                  66,075
                                                               2003        0.963           1.241                  69,345
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.272           1.291                  88,545
                                                               2004        1.216           1.272                  88,545
                                                               2003        0.962           1.216                  88,545
                                                               2002        1.000           0.962                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.279           1.364                   5,199
                                                               2004        1.226           1.279                   5,199
                                                               2003        0.967           1.226                       -
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Equity Income Portfolio (11/99)                                2005        1.327           1.359                  63,711
                                                               2004        1.232           1.327                  63,717
                                                               2003        0.958           1.232                  48,026
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.233           1.314                       -
                                                               2004        1.181           1.233                       -
                                                               2003        0.967           1.181                       -
                                                               2002        1.000           0.967                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.107                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.018                  37,600

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.052                     329

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.085                  31,853

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.029                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.313           1.442                       -
                                                               2004        1.156           1.313                       -
                                                               2003        0.973           1.156                       -
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.358           1.317                       -
                                                               2004        1.229           1.358                     637
                                                               2003        0.971           1.229                       -
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.463           1.478                   7,577
                                                               2004        1.308           1.463                       -
                                                               2003        0.974           1.308                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.230           1.242                  91,391
                                                               2004        1.126           1.230                  79,465

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.126                  42,779
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.118           1.166                  16,812
                                                               2004        0.972           1.118                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.432           1.537                  19,548
                                                               2004        1.262           1.432                   6,415
                                                               2003        1.001           1.262                   6,515
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.320           1.372                       -
                                                               2004        1.212           1.320                       -
                                                               2003        1.000           1.212                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.037                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.091           1.109                       -
                                                               2004        0.983           1.091                       -

Strategic Equity Portfolio (11/99)                             2005        1.361           1.361                  22,633
                                                               2004        1.260           1.361                  22,637
                                                               2003        0.969           1.260                  22,642
                                                               2002        1.000           0.969                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.112                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.108                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.087           1.080                  10,365
                                                               2004        1.078           1.087                   5,947
                                                               2003        1.014           1.078                       -
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.211           1.280                       -
                                                               2004        1.190           1.211                       -
                                                               2003        0.966           1.190                       -
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993                   6,368
                                                               2004        0.998           0.989                   6,368
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.351           1.479                  30,150
                                                               2004        1.254           1.351                  19,569
                                                               2003        0.951           1.254                       -
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.363           1.371                   4,006
                                                               2004        1.259           1.363                   3,212
                                                               2003        1.007           1.259                       -
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.346           1.388                   9,487
                                                               2004        1.369           1.346                   3,198
                                                               2003        0.946           1.369                       -
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345           1.428                  35,115
                                                               2004        1.242           1.345                  35,115
                                                               2003        0.977           1.242                  43,154
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.983                  12,874
                                                               2004        0.986           0.975                  12,874
                                                               2003        1.000           0.986                       -
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust

   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.257           1.329                       -
                                                               2004        1.198           1.257                       -
                                                               2003        0.959           1.198                       -
                                                               2002        1.000           0.959                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Variable Annuity Portfolios

   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580                  27,155
                                                               2004        1.356           1.537                  27,733
                                                               2003        0.974           1.356                  27,696
                                                               2002        1.000           0.974                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)               2005        1.410           1.615                   9,867
                                                               2004        1.247           1.410                   4,963
                                                               2003        0.991           1.247                  18,902
                                                               2002        1.000           0.991                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.633           1.889                  45,371
                                                               2004        1.336           1.633                  43,882
                                                               2003        0.986           1.336                  29,069
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.111           1.287                  48,830
                                                               2004        0.949           1.111                  48,121
                                                               2003        0.775           0.949                  47,448
                                                               2002        0.876           0.775                  13,963

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107           1.135                 191,901
                                                               2004        1.016           1.107                 193,936
                                                               2003        0.785           1.016                 182,023
                                                               2002        0.980           0.785                 102,137

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.028           1.156                 345,897
                                                               2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719
                                                               2002        1.182           0.801                 422,138
                                                               2001        1.000           1.182                 170,836

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.463           1.635                 935,404
                                                               2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278
                                                               2002        1.187           0.993               1,010,551
                                                               2001        1.000           1.187                 198,467

   Growth Fund - Class 2 Shares (11/99)                        2005        1.353           1.540               3,020,263
                                                               2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035
                                                               2002        1.237           0.916               1,878,262
                                                               2001        1.000           1.237                 983,277

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.282           1.330               4,072,523
                                                               2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113
                                                               2002        1.143           0.914               3,413,144
                                                               2001        1.000           1.143                 514,638

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.609           1.690                 247,390
                                                               2004        1.250           1.609                 316,497

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        0.952           1.250                 324,500
                                                               2002        1.046           0.952                 254,096

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297                  50,359
                                                               2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294                  14,965
                                                               2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.031                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.259           1.292                 125,936
                                                               2004        1.153           1.259                 171,589
                                                               2003        0.857           1.153                 155,747
                                                               2002        1.227           0.857                 175,953
                                                               2001        1.000           1.227                   1,300

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138           1.233                 492,496
                                                               2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480
                                                               2002        0.999           0.841                 111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761           2.199                  41,387
                                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.361           1.469                 810,097
                                                               2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        1.134           0.904                 319,815
                                                               2001        1.000           1.134                  47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.160           1.237                 139,787
                                                               2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006
                                                               2002        0.830           0.788                  17,719

Greenwich Street Series Fund

   Appreciation Portfolio (11/99)                              2005        1.194           1.220               1,309,180
                                                               2004        1.120           1.194               1,589,270
                                                               2003        0.918           1.120               1,269,264
                                                               2002        1.136           0.918                 996,324
                                                               2001        1.000           1.136                 237,326

   Diversified Strategic Income Portfolio (11/99)              2005        1.189           1.195                 595,922
                                                               2004        1.137           1.189                 677,014
                                                               2003        1.039           1.137                 641,867
                                                               2002        1.011           1.039                 308,520
                                                               2001        1.000           1.011                  32,007

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.173           1.198                 401,863
                                                               2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159
                                                               2002        1.141           0.867                 162,856
                                                               2001        1.000           1.141                       -

   Fundamental Value Portfolio (12/99)                         2005        1.301           1.336               1,288,808
                                                               2004        1.227           1.301               1,688,943
                                                               2003        0.904           1.227               1,862,138
                                                               2002        1.172           0.904               1,831,590
                                                               2001        1.000           1.172                 423,086

Janus Aspen Series

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.270           1.394                   1,665
                                                               2004        1.076           1.270                  40,908
                                                               2003        0.815           1.076                  41,944
                                                               2002        1.158           0.815                  38,099
                                                               2001        1.000           1.158                  28,104

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497           1.525                  16,382
                                                               2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.368           1.383               1,032,878
                                                               2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2005        1.524           1.616                 770,368
                                                               2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.113                 334,031
                                                               2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (5/01)        2005        1.132           1.137               3,743,613
                                                               2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583
                                                               2002        1.002           1.071               4,649,600
                                                               2001        1.000           1.002                 359,558

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.315           1.445                 208,427
                                                               2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993
                                                               2002        1.137           0.917                 209,372
                                                               2001        1.000           1.137                   4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.771           1.858                 308,379
                                                               2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261
                                                               2002        1.220           0.977                 286,310
                                                               2001        1.000           1.220                  98,292

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.196           1.219                 679,420
                                                               2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910
                                                               2002        1.127           0.827                 838,091
                                                               2001        1.000           1.127                  74,887

   Investors Fund - Class I (11/99)                            2005        1.197           1.250                 503,864
                                                               2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125
                                                               2002        1.133           0.854                 526,307
                                                               2001        1.000           1.133                  14,994

   Small Cap Growth Fund - Class I (11/99)                     2005        1.320           1.357                 187,911
                                                               2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575
                                                               2002        1.255           0.802                 244,170
                                                               2001        1.000           1.255                  22,533

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.001           0.979                  40,671
                                                               2004        0.989           1.001                 109,047
                                                               2003        0.817           0.989                 111,489
                                                               2002        1.127           0.817                  40,123
                                                               2001        1.000           1.127                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.139           1.186                 104,096
                                                               2004        1.130           1.139                 110,268
                                                               2003        0.859           1.130                  94,650
                                                               2002        1.197           0.859                  85,309
                                                               2001        1.000           1.197                     917

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426           1.470               1,339,162
                                                               2004        1.365           1.426               1,369,104
                                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274           1.301               1,334,895
                                                               2004        1.238           1.274               1,507,174
                                                               2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493           1.559                 290,312
                                                               2004        1.382           1.493                 313,379
                                                               2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411           1.432                 155,585
                                                               2004        1.349           1.411                 102,417
                                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.189           1.266                  23,272
                                                               2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587
                                                               2002        1.206           0.899                  99,352
                                                               2001        1.000           1.206                  12,840

   Equity Income Portfolio (11/99)                             2005        1.317           1.348                 528,779
                                                               2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249
                                                               2002        1.129           0.952                 397,607
                                                               2001        1.000           1.129                  10,873

   Large Cap Portfolio (11/99)                                 2005        1.096           1.167                 113,401
                                                               2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137
                                                               2002        1.137           0.860                  95,934
                                                               2001        1.000           1.137                   8,222

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.107                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.018                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.052                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.085                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.029                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.137           1.249                 223,030
                                                               2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799
                                                               2002        1.151           0.844                 226,138
                                                               2001        1.000           1.151                  20,414

MFS Emerging Growth Portfolio (11/99)                          2005        1.096           1.063                       -
                                                               2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305
                                                               2002        1.218           0.785                 322,036
                                                               2001        1.000           1.218                  25,458

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.822           0.830                 279,928
                                                               2004        0.736           0.822                  33,092
                                                               2003        0.548           0.736                  29,675
                                                               2002        0.625           0.548                   4,683

MFS Total Return Portfolio (11/99)                             2005        1.250           1.261               2,554,221
                                                               2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160
                                                               2002        1.080           1.002               2,625,598
                                                               2001        1.000           1.080                 476,441

MFS Value Portfolio (5/04)                                     2005        1.117           1.165                  28,462
                                                               2004        0.972           1.117                  14,572

Mondrian International Stock Portfolio (8/02)                  2005        1.202           1.290                 467,418
                                                               2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074
                                                               2002        0.844           0.842                  10,138

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370                   7,103
                                                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.037                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108                  67,722
                                                               2004        0.982           1.091                   7,038

   Strategic Equity Portfolio (11/99)                          2005        1.047           1.047                 241,361
                                                               2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430
                                                               2002        1.148           0.747                 286,272
                                                               2001        1.000           1.148                  85,438

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.112                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.108                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.050           1.043                 642,511
                                                               2004        1.042           1.050                 997,824
                                                               2003        0.981           1.042               1,082,482
                                                               2002        0.980           0.981                 969,658
                                                               2001        1.000           0.980                 126,164

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.034           1.092                  33,146
                                                               2004        1.016           1.034                  98,222
                                                               2003        0.826           1.016                 101,564
                                                               2002        1.193           0.826                 105,425
                                                               2001        1.000           1.193                  46,933

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991                   8,759
                                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.136           1.242               2,286,488
                                                               2004        1.054           1.136               2,791,114
                                                               2003        0.800           1.054               2,170,608

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        1.212           0.800               2,025,793
                                                               2001        1.000           1.212                 522,726

   Smith Barney High Income Portfolio (11/99)                  2005        1.329           1.336                 505,818
                                                               2004        1.228           1.329                 808,876
                                                               2003        0.983           1.228                 750,091
                                                               2002        1.037           0.983                 446,090
                                                               2001        1.000           1.037                  29,916

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.237           1.275                 604,781
                                                               2004        1.258           1.237                 714,870
                                                               2003        0.870           1.258                 566,137
                                                               2002        1.181           0.870                 518,804
                                                               2001        1.000           1.181                  61,317

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.343           1.425                 388,860
                                                               2004        1.241           1.343                 503,915
                                                               2003        0.976           1.241                 546,831
                                                               2002        1.232           0.976                 485,483
                                                               2001        1.000           1.232                  97,391

   Smith Barney Money Market Portfolio (11/99)                 2005        0.967           0.974                 204,477
                                                               2004        0.978           0.967                 499,541
                                                               2003        0.992           0.978               1,139,300
                                                               2002        1.000           0.992               1,669,540
                                                               2001        1.000           1.000                 207,523

Van Kampen Life Investment Trust

   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.981           1.037                 144,555
                                                               2004        0.935           0.981                 200,083
                                                               2003        0.750           0.935                 194,819
                                                               2002        1.134           0.750                 156,956
                                                               2001        1.000           1.134                  69,805

Variable Annuity Portfolios

   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394           1.432                  45,408
                                                               2004        1.231           1.394                  78,805
                                                               2003        0.885           1.231                  78,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        1.215           0.885                  77,835
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)              2005        1.410           1.614                 325,328
                                                               2004        1.248           1.410                 357,392
                                                               2003        0.992           1.248                 287,237
                                                               2002        1.118           0.992                 223,681
                                                               2001        1.000           1.118                  74,817

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.411           1.631                 355,930
                                                               2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006
                                                               2002        0.992           0.853                 148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.338           1.547                       -
                                                               2004        1.144           1.338                       -
                                                               2003        1.000           1.144                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B

   (5/02)                                                      2005        1.218           1.246                       -
                                                               2004        1.119           1.218                       -
                                                               2003        1.000           1.119                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.158           1.301                       -
                                                               2004        1.092           1.158                       -
                                                               2003        1.000           1.092                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.318           1.471                   8,186
                                                               2004        1.187           1.318                       -
                                                               2003        1.000           1.187                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.264           1.437                 183,683
                                                               2004        1.148           1.264                 175,438
                                                               2003        1.000           1.148                  37,830

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.238           1.281                  84,261
                                                               2004        1.146           1.238                  65,067
                                                               2003        1.000           1.146                  38,300

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.468           1.540                       -
                                                               2004        1.142           1.468                       -
                                                               2003        1.000           1.142                       -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                       -
                                                               2004        1.073           1.199                       -
                                                               2003        1.000           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290                  89,553
                                                               2004        1.067           1.197                  89,553
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.300           1.332                   8,089
                                                               2004        1.192           1.300                   4,958
                                                               2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.331                   7,100
                                                               2004        1.117           1.230                   5,352
                                                               2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.540           1.920                   2,186
                                                               2004        1.262           1.540                   2,186
                                                               2003        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.362           1.468                 125,688
                                                               2004        1.175           1.362                 124,988
                                                               2003        1.000           1.175                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.317           1.403                       -
                                                               2004        1.161           1.317                       -
                                                               2003        1.000           1.161                       -

Greenwich Street Series Fund

   Appreciation Portfolio (11/99)                              2005        1.191           1.215                  49,888
                                                               2004        1.119           1.191                  47,432
                                                               2003        1.000           1.119                  35,980

   Diversified Strategic Income Portfolio (11/99)              2005        1.104           1.107                       -
                                                               2004        1.057           1.104                       -
                                                               2003        1.000           1.057                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.218           1.242                       -
                                                               2004        1.129           1.218                       -
                                                               2003        1.000           1.129                       -

   Fundamental Value Portfolio (12/99)                         2005        1.237           1.268                 110,831
                                                               2004        1.168           1.237                 110,831
                                                               2003        1.000           1.168                       -

Janus Aspen Series

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.345           1.474                       -
                                                               2004        1.141           1.345                       -
                                                               2003        1.000           1.141                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.318           1.341                       -
                                                               2004        1.172           1.318                       -
                                                               2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.256           1.269                 114,321
                                                               2004        1.140           1.256                 114,321
                                                               2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.402           1.484                  45,463
                                                               2004        1.155           1.402                  45,463
                                                               2003        1.000           1.155                  32,578

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.112                       -
                                                               2004        1.045           1.114                       -
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.051           1.053                   5,007
                                                               2004        1.024           1.051                   2,322
                                                               2003        1.000           1.024                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.341           1.472                       -
                                                               2004        1.180           1.341                       -
                                                               2003        1.000           1.180                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.526           1.598                       -
                                                               2004        1.236           1.526                       -
                                                               2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.239           1.261                       -
                                                               2004        1.169           1.239                       -
                                                               2003        1.000           1.169                       -

   Investors Fund - Class I (11/99)                            2005        1.238           1.290                       -
                                                               2004        1.146           1.238                       -
                                                               2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.392           1.428                       -
                                                               2004        1.236           1.392                       -
                                                               2003        1.000           1.236                       -

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113           1.087                       -
                                                               2004        1.101           1.113                       -
                                                               2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.158           1.204                       -
                                                               2004        1.151           1.158                       -
                                                               2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.177           1.212                  11,628
                                                               2004        1.128           1.177                   7,392
                                                               2003        1.000           1.128                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.118           1.140                       -
                                                               2004        1.088           1.118                       -
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.229           1.281                       -
                                                               2004        1.140           1.229                       -
                                                               2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.171           1.187                       -
                                                               2004        1.122           1.171                       -
                                                               2003        1.000           1.122                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.184           1.259                       -
                                                               2004        1.136           1.184                       -
                                                               2003        1.000           1.136                       -

   Equity Income Portfolio (11/99)                             2005        1.217           1.243                       -
                                                               2004        1.132           1.217                       -
                                                               2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                                 2005        1.170           1.244                       -
                                                               2004        1.123           1.170                       -
                                                               2003        1.000           1.123                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.105                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.017                       -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.051                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.084                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.028                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.235           1.353                       -
                                                               2004        1.089           1.235                       -
                                                               2003        1.000           1.089                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.218           1.181                       -
                                                               2004        1.105           1.218                       -
                                                               2003        1.000           1.105                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.263           1.273                   3,253
                                                               2004        1.131           1.263                       -
                                                               2003        1.000           1.131                       -

MFS Total Return Portfolio (11/99)                             2005        1.176           1.184                       -
                                                               2004        1.078           1.176                       -
                                                               2003        1.000           1.078                       -

MFS Value Portfolio (5/04)                                     2005        1.116           1.163                       -
                                                               2004        0.972           1.116                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.311           1.405                   1,469
                                                               2004        1.158           1.311                       -
                                                               2003        1.000           1.158                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.225           1.270                   1,959
                                                               2004        1.126           1.225                     164
                                                               2003        1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.036                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.090           1.105                       -
                                                               2004        0.982           1.090                       -

Strategic Equity Portfolio (11/99)                             2005        1.203           1.201                       -
                                                               2004        1.116           1.203                       -
                                                               2003        1.000           1.116                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.111                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.107                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.035           1.026                  20,698
                                                               2004        1.029           1.035                  20,698
                                                               2003        1.000           1.029                       -

                        CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (11/99)                  2005        1.146           1.209                       -
                                                            2004        1.128           1.146                       -
                                                            2003        1.000           1.128                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.987           0.988                       -
                                                            2004        0.997           0.987                       -
                                                            2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.221           1.334                  40,605
                                                            2004        1.135           1.221                  40,605
                                                            2003        1.000           1.135                  32,549

   Smith Barney High Income Portfolio (11/99)               2005        1.189           1.194                   2,014
                                                            2004        1.101           1.189                     167
                                                            2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.147           1.180                   3,593
                                                            2004        1.168           1.147                       -
                                                            2003        1.000           1.168                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.251           1.325                   6,147
                                                            2004        1.158           1.251                   6,147
                                                            2003        1.000           1.158                       -

   Smith Barney Money Market Portfolio (11/99)              2005        0.981           0.986                       -
                                                            2004        0.994           0.981                       -
                                                            2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.167           1.233                  29,606
                                                            2004        1.115           1.167                  29,606
                                                            2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.395           1.432                     -
                                                            2004        1.234           1.395                     -
                                                            2003        1.000           1.234                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.287           1.471                       -
                                                            2004        1.140           1.287                       -
                                                            2003        1.000           1.140                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.460           1.686                       -
                                                            2004        1.197           1.460                       -
                                                            2003        1.000           1.197                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.340           1.551                  73,784
                                                            2004        1.145           1.340                       -
                                                            2003        1.000           1.145                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.220           1.249                  24,523
                                                            2004        1.120           1.220                   4,812
                                                            2003        1.000           1.120                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.159           1.304                       -
                                                            2004        1.093           1.159                       -
                                                            2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.319           1.474                 178,975
                                                            2004        1.187           1.319                  99,580
                                                            2003        1.000           1.187                  75,501

   Growth Fund - Class 2 Shares (11/99)                     2005        1.266           1.440                 390,697
                                                            2004        1.149           1.266                 222,148
                                                            2003        1.000           1.149                  87,646

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.239           1.284                 226,936
                                                            2004        1.147           1.239                 125,019
                                                            2003        1.000           1.147                  87,906

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.470           1.543                       -
                                                            2004        1.143           1.470                       -
                                                            2003        1.000           1.143                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.201           1.295                  12,858
                                                            2004        1.074           1.201                       -
                                                            2003        0.996           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.199           1.293                  19,763
                                                            2004        1.067           1.199                       -
                                                            2003        1.016           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.031                  70,308

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.302           1.336                  95,391
                                                            2004        1.192           1.302                  73,991
                                                            2003        1.000           1.192                  72,821

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.232           1.334                 122,543
                                                            2004        1.117           1.232                   8,209
                                                            2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.542           1.924                  12,852
                                                            2004        1.263           1.542                       -
                                                            2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.364           1.472                  60,925
                                                            2004        1.175           1.364                       -
                                                            2003        1.000           1.175                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.319           1.406                       -
                                                            2004        1.161           1.319                       -
                                                            2003        1.000           1.161                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.192           1.218                  26,682
                                                            2004        1.119           1.192                  26,682
                                                            2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (11/99)           2005        1.105           1.110                  13,020
                                                            2004        1.057           1.105                   9,845
                                                            2003        1.000           1.057                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Index Portfolio - Class II Shares (11/99)         2005        1.219           1.245                   3,933
                                                            2004        1.130           1.219                       -
                                                            2003        1.000           1.130                       -

   Fundamental Value Portfolio (12/99)                      2005        1.238           1.271                  41,533
                                                            2004        1.169           1.238                  25,340
                                                            2003        1.000           1.169                   2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.347           1.478                       -
                                                            2004        1.142           1.347                       -
                                                            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.320           1.344                  62,492
                                                            2004        1.173           1.320                       -
                                                            2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.258           1.272                 102,438
                                                            2004        1.140           1.258                       -
                                                            2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.404           1.488                  85,822
                                                            2004        1.156           1.404                  25,827
                                                            2003        1.000           1.156                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.115           1.115                  36,177
                                                            2004        1.046           1.115                  24,973
                                                            2003        1.000           1.046                   4,700

   Total Return Portfolio - Administrative Class (5/01)     2005        1.052           1.056                 359,661
                                                            2004        1.024           1.052                 191,473
                                                            2003        1.000           1.024                  10,207

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.343           1.475                       -
                                                            2004        1.180           1.343                       -
                                                            2003        1.000           1.180                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.528           1.601                  13,871
                                                            2004        1.236           1.528                   1,314
                                                            2003        1.000           1.236                   1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.241           1.264                  37,563
                                                            2004        1.170           1.241                  37,563
                                                            2003        1.000           1.170                       -

   Investors Fund - Class I (11/99)                         2005        1.240           1.293                       -
                                                            2004        1.147           1.240                       -
                                                            2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.394           1.432                  11,063
                                                            2004        1.236           1.394                       -
                                                            2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.115           1.090                  21,979
                                                            2004        1.101           1.115                  57,419
                                                            2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.160           1.207                       -
                                                            2004        1.151           1.160                       -
                                                            2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.179           1.215                 526,827
                                                            2004        1.129           1.179                 838,573
                                                            2003        1.000           1.129                 120,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.120           1.143                 371,853
                                                            2004        1.089           1.120                 186,971
                                                            2003        1.000           1.089                   1,107

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.231           1.284                 102,069
                                                            2004        1.140           1.231                 121,998
                                                            2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.173           1.189                  54,027
                                                            2004        1.122           1.173                 193,059
                                                            2003        1.000           1.122                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.185           1.262                       -
                                                            2004        1.136           1.185                       -
                                                            2003        1.000           1.136                       -

   Equity Income Portfolio (11/99)                          2005        1.218           1.246                       -
                                                            2004        1.132           1.218                       -
                                                            2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                              2005        1.172           1.247                       -
                                                            2004        1.123           1.172                       -
                                                            2003        1.000           1.123                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.106                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.017                       -

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.051                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.084                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.011           1.028                       -

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.236           1.357                       -
                                                            2004        1.090           1.236                       -
                                                            2003        1.000           1.090                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (11/99)                    2005        1.220           1.183                       -
                                                            2004        1.105           1.220                       -
                                                            2003        1.000           1.105                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.264           1.276                       -
                                                            2004        1.132           1.264                       -
                                                            2003        1.000           1.132                       -

   MFS Total Return Portfolio (11/99)                       2005        1.177           1.187                 262,473
                                                            2004        1.078           1.177                 104,798
                                                            2003        1.000           1.078                  81,699

   MFS Value Portfolio (5/04)                               2005        1.117           1.164                  97,398
                                                            2004        0.972           1.117                       -

   Mondrian International Stock Portfolio (8/02)            2005        1.313           1.408                  63,679
                                                            2004        1.158           1.313                       -
                                                            2003        1.000           1.158                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.226           1.273                  24,893
                                                            2004        1.127           1.226                       -
                                                            2003        1.000           1.127                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.036                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.091           1.107                   7,102
                                                            2004        0.982           1.091                       -

   Strategic Equity Portfolio (11/99)                       2005        1.205           1.204                       -
                                                            2004        1.116           1.205                       -
                                                            2003        1.000           1.116                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.112                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.107                       -

   Travelers Managed Income Portfolio (11/99)               2005        1.036           1.029                   6,810
                                                            2004        1.029           1.036                   5,115
                                                            2003        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (11/99)                  2005        1.148           1.212                  20,157
                                                            2004        1.128           1.148                       -
                                                            2003        1.000           1.128                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.988           0.990                  33,655
                                                            2004        0.997           0.988                  31,864
                                                            2003        1.000           0.997                   2,406

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.223           1.337                  64,036
                                                            2004        1.136           1.223                  54,911
                                                            2003        1.000           1.136                       -

   Smith Barney High Income Portfolio (11/99)               2005        1.191           1.197                  57,438
                                                            2004        1.101           1.191                  43,116
                                                            2003        1.000           1.101                   2,546

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.148           1.183                  12,773
                                                            2004        1.169           1.148                  46,877
                                                            2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.252           1.328                  23,642
                                                            2004        1.158           1.252                  23,009
                                                            2003        1.000           1.158                       -

   Smith Barney Money Market Portfolio (11/99)              2005        0.982           0.989                  78,034
                                                            2004        0.994           0.982                       -
                                                            2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.169           1.236                   3,267
                                                            2004        1.115           1.169                   3,336
                                                            2003        1.000           1.115                   2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.397           1.436                   1,912
                                                            2004        1.234           1.397                   1,478
                                                            2003        1.000           1.234                   1,397

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.288           1.474                 105,425
                                                            2004        1.141           1.288                       -
                                                            2003        1.000           1.141                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.462           1.690                  20,828
                                                            2004        1.198           1.462                   4,757
                                                            2003        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.382           1.597                   178,408
                                                            2004        1.183           1.382                    70,171
                                                            2003        0.968           1.183                    62,961
                                                            2002        1.000           0.968                         -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                           2005        1.349           1.380                 1,344,238
                                                            2004        1.241           1.349                 1,236,732
                                                            2003        0.960           1.241                   854,793
                                                            2002        1.000           0.960                         -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.211           1.360                   468,337
                                                            2004        1.143           1.211                   459,945
                                                            2003        0.948           1.143                   168,663
                                                            2002        1.000           0.948                         -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.445           1.612               6,040,065
                                                            2004        1.302           1.445               5,306,790
                                                            2003        0.984           1.302               2,711,712
                                                            2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                     2005        1.413           1.606              20,721,963
                                                            2004        1.285           1.413              18,572,237
                                                            2003        0.960           1.285              10,866,088
                                                            2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.357           1.404              24,301,428
                                                            2004        1.257           1.357              22,621,936
                                                            2003        0.971           1.257              13,557,952
                                                            2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.692           1.773                 636,759
                                                            2004        1.317           1.692                 544,495

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Delaware VIP REIT Series - Standard Class  (continued)   2003        1.005           1.317                   376,157
                                                            2002        1.000           1.005                         -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.199           1.291                   526,467
                                                            2004        1.073           1.199                   434,954
                                                            2003        1.000           1.073                    14,159

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.197           1.289                   593,796
                                                            2004        1.067           1.197                   372,299
                                                            2003        1.000           1.067                    10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.030                   535,471

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.417           1.452                 2,752,422
                                                            2004        1.300           1.417                 2,926,013
                                                            2003        0.969           1.300                 2,045,532
                                                            2002        1.000           0.969                         -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.340           1.448                 6,323,482
                                                            2004        1.217           1.340                 5,186,994
                                                            2003        0.994           1.217                 3,312,164
                                                            2002        1.000           0.994                         -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.756           2.188                 1,150,213
                                                            2004        1.440           1.756                   862,804
                                                            2003        1.000           1.440                   368,517

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.481           1.596                 4,394,621
                                                            2004        1.278           1.481                 3,889,690
                                                            2003        0.989           1.278                 2,193,501
                                                            2002        1.000           0.989                         -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.431           1.524                   923,889
                                                            2004        1.262           1.431                   431,766
                                                            2003        0.976           1.262                    87,223
                                                            2002        1.000           0.976                         -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.265           1.290                 5,498,706
                                                            2004        1.190           1.265                 5,459,813
                                                            2003        0.977           1.190                 3,761,358
                                                            2002        1.000           0.977                         -

   Diversified Strategic Income Portfolio (11/99)           2005        1.152           1.155                 2,949,751
                                                            2004        1.103           1.152                 3,285,089
                                                            2003        1.010           1.103                 2,322,848
                                                            2002        1.000           1.010                         -

   Equity Index Portfolio - Class II Shares (11/99)         2005        1.302           1.327                 3,053,694
                                                            2004        1.208           1.302                 2,973,725
                                                            2003        0.967           1.208                 2,335,616
                                                            2002        1.000           0.967                         -

   Fundamental Value Portfolio (12/99)                      2005        1.385           1.419                 7,877,497
                                                            2004        1.309           1.385                 7,968,858
                                                            2003        0.966           1.309                 5,155,503
                                                            2002        1.000           0.966                         -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.525           1.671                   325,878
                                                            2004        1.295           1.525                   302,452
                                                            2003        0.983           1.295                   210,735
                                                            2002        1.000           0.983                         -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.492           1.517                   808,709
                                                            2004        1.328           1.492                   733,265
                                                            2003        1.000           1.328                   316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.363           1.376                 4,573,722
                                                            2004        1.237           1.363                 4,464,326
                                                            2003        1.000           1.237                 2,342,808

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mid-Cap Value Portfolio (5/03)                           2005        1.519           1.608                 4,969,282
                                                            2004        1.252           1.519                 4,181,113
                                                            2003        1.000           1.252                 1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.110           1.108                 5,187,938
                                                            2004        1.042           1.110                 4,627,736
                                                            2003        1.000           1.042                 2,203,110

   Total Return Portfolio - Administrative Class (5/01)     2005        1.066           1.067                18,327,374
                                                            2004        1.039           1.066                16,972,145
                                                            2003        1.012           1.039                11,776,640
                                                            2002        1.000           1.012                         -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.420           1.557                   684,925
                                                            2004        1.249           1.420                   694,523
                                                            2003        0.994           1.249                   639,013
                                                            2002        1.000           0.994                         -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.764           1.846                 1,216,084
                                                            2004        1.429           1.764                 1,053,707
                                                            2003        0.977           1.429                   798,826
                                                            2002        1.000           0.977                         -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.382           1.406                 2,300,359
                                                            2004        1.305           1.382                 3,268,365
                                                            2003        0.960           1.305                 1,724,848
                                                            2002        1.000           0.960                         -

   Investors Fund - Class I (11/99)                         2005        1.338           1.394                 2,512,286
                                                            2004        1.240           1.338                 2,820,016
                                                            2003        0.958           1.240                 1,330,720
                                                            2002        1.000           0.958                         -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.589           1.630                 2,239,133
                                                            2004        1.412           1.589                 1,763,283
                                                            2003        0.970           1.412                   943,187
                                                            2002        1.000           0.970                         -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.175           1.147                   958,647
                                                            2004        1.163           1.175                 1,090,467
                                                            2003        0.963           1.163                   803,964
                                                            2002        1.000           0.963                         -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.268           1.318                   415,196
                                                            2004        1.260           1.268                   418,070
                                                            2003        0.960           1.260                   343,672
                                                            2002        1.000           0.960                         -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.299           1.337                43,926,576
                                                            2004        1.245           1.299                46,071,792
                                                            2003        0.969           1.245                27,451,413
                                                            2002        1.000           0.969                         -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.199           1.222                33,731,401
                                                            2004        1.168           1.199                36,358,325
                                                            2003        0.979           1.168                21,544,810
                                                            2002        1.000           0.979                         -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.335           1.390                 6,579,990
                                                            2004        1.238           1.335                 6,146,467
                                                            2003        0.962           1.238                 2,247,747
                                                            2002        1.000           0.962                         -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.266           1.282                 3,977,421
                                                            2004        1.213           1.266                 4,007,483
                                                            2003        0.961           1.213                 2,004,819
                                                            2002        1.000           0.961                         -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.273           1.353                   426,620
                                                            2004        1.222           1.273                   440,506
                                                            2003        0.967           1.222                   259,207
                                                            2002        1.000           0.967                         -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Income Portfolio (11/99)                          2005        1.320           1.349                 3,382,218
                                                            2004        1.229           1.320                 3,622,957
                                                            2003        0.958           1.229                 2,689,774
                                                            2002        1.000           0.958                         -

   Large Cap Portfolio (11/99)                              2005        1.227           1.304                   657,890
                                                            2004        1.178           1.227                   684,784
                                                            2003        0.966           1.178                   533,101
                                                            2002        1.000           0.966                         -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.105                   155,229

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.017                   137,148

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.050                 1,072,581

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.083                   340,812

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.010           1.028                         -

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.306           1.431                   361,918
                                                            2004        1.153           1.306                   402,434
                                                            2003        0.973           1.153                   231,169
                                                            2002        1.000           0.973                         -

   MFS Emerging Growth Portfolio (11/99)                    2005        1.351           1.310                         -
                                                            2004        1.226           1.351                   341,774
                                                            2003        0.971           1.226                   262,977
                                                            2002        1.000           0.971                         -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.456           1.467                   655,157
                                                            2004        1.305           1.456                   309,694
                                                            2003        0.974           1.305                   225,887
                                                            2002        1.000           0.974                         -

   MFS Total Return Portfolio (11/99)                       2005        1.224           1.232                14,704,878
                                                            2004        1.123           1.224                13,582,482

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Total Return Portfolio  (continued)                  2003        0.986           1.123                 8,894,291
                                                            2002        1.000           0.986                         -

   MFS Value Portfolio (5/04)                               2005        1.116           1.162                   648,332
                                                            2004        0.972           1.116                    53,025

   Mondrian International Stock Portfolio (8/02)            2005        1.425           1.526                 1,911,295
                                                            2004        1.259           1.425                 1,619,278
                                                            2003        1.001           1.259                   577,731
                                                            2002        1.000           1.001                         -

   Pioneer Fund Portfolio (5/03)                            2005        1.315           1.363                   402,347
                                                            2004        1.210           1.315                   411,090
                                                            2003        1.000           1.210                   181,376

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.036                    44,982

   Pioneer Strategic Income Portfolio (5/04)                2005        1.089           1.104                   385,841
                                                            2004        0.982           1.089                    89,761

   Strategic Equity Portfolio (11/99)                       2005        1.354           1.351                   471,329
                                                            2004        1.256           1.354                   494,070
                                                            2003        0.969           1.256                   432,677
                                                            2002        1.000           0.969                         -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.111                    12,357

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.106                     4,691

   Travelers Managed Income Portfolio (11/99)               2005        1.081           1.072                 3,736,527
                                                            2004        1.075           1.081                 4,402,977
                                                            2003        1.014           1.075                 3,045,120
                                                            2002        1.000           1.014                         -

   Van Kampen Enterprise Portfolio (11/99)                  2005        1.205           1.270                   115,076
                                                            2004        1.186           1.205                   112,791
                                                            2003        0.966           1.186                   100,752
                                                            2002        1.000           0.966                         -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.986           0.987                 2,056,662
                                                            2004        0.997           0.986                 1,044,555
                                                            2003        1.000           0.997                   143,635

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.344           1.467                14,276,616
                                                            2004        1.250           1.344                13,826,694
                                                            2003        0.951           1.250                 8,499,681
                                                            2002        1.000           0.951                         -

   Smith Barney High Income Portfolio (11/99)               2005        1.356           1.361                 6,386,240
                                                            2004        1.256           1.356                 7,788,209
                                                            2003        1.007           1.256                 6,592,357
                                                            2002        1.000           1.007                         -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.339           1.378                 5,680,350
                                                            2004        1.365           1.339                 6,645,934
                                                            2003        0.946           1.365                 5,833,245
                                                            2002        1.000           0.946                         -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.338           1.417                 2,346,996
                                                            2004        1.239           1.338                 2,431,535
                                                            2003        0.977           1.239                 1,359,130
                                                            2002        1.000           0.977                         -

   Smith Barney Money Market Portfolio (11/99)              2005        0.970           0.975                 4,465,139
                                                            2004        0.984           0.970                 4,211,420
                                                            2003        0.999           0.984                 1,823,049
                                                            2002        1.000           0.999                         -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.250           1.319                   507,517
                                                            2004        1.195           1.250                   506,602
                                                            2003        0.959           1.195                   456,247
                                                            2002        1.000           0.959                         -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.529           1.568                 1,925,628
                                                            2004        1.353           1.529                 1,431,235
                                                            2003        0.974           1.353                 1,932,845
                                                            2002        1.000           0.974                         -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.403           1.603                 2,800,005
                                                            2004        1.244           1.403                 2,137,831
                                                            2003        0.991           1.244                 1,545,964
                                                            2002        1.000           0.991                         -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.625           1.875                 3,596,046
                                                            2004        1.333           1.625                 3,135,990
                                                            2003        0.986           1.333                 1,911,507
                                                            2002        1.000           0.986                         -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.000           1.165                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.000           1.008                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.000           1.155                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.000           1.116                  12,281

   Growth Fund - Class 2 Shares (11/99)                     2005        1.000           1.143                  12,637

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.000           1.039                  28,572

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.000           1.083                  14,479

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.000           1.076                       -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.000           1.102                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.029                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.000           1.051                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.079                  12,249

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.000           1.207                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.000           1.071                  21,549

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.000           1.061                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.000           1.013                       -

   Diversified Strategic Income Portfolio (11/99)           2005        1.000           0.994                       -

   Equity Index Portfolio - Class II Shares (11/99)         2005        1.000           1.025                       -

   Fundamental Value Portfolio (12/99)                      2005        1.000           1.038                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.000           1.103                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.000           1.028                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.000           1.023                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.000           1.073                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.000           0.989                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.000           0.998                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.000           1.095                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.000           1.053                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.000           1.033                       -

   Investors Fund - Class I (11/99)                         2005        1.000           1.045                       -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.000           0.978                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.000           1.042                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.000           1.042                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.000           1.028                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.000           1.052                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.000           1.017                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.000           1.079                       -

   Equity Income Portfolio (11/99)                          2005        1.000           1.028                       -

   Large Cap Portfolio (11/99)                              2005        1.000           1.074                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.105                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.016                       -

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.050                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.083                  67,777

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.010           1.027                       -

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.000           1.089                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (11/99)                    2005        1.000           0.998                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.000           1.045                       -

   MFS Total Return Portfolio (11/99)                       2005        1.000           1.008                  28,174

   MFS Value Portfolio (5/04)                               2005        1.000           1.034                       -

   Mondrian International Stock Portfolio (8/02)            2005        1.000           1.067                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.000           1.043                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.035                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.000           1.005                  28,882

   Strategic Equity Portfolio (11/99)                       2005        1.000           1.042                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.110                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.106                       -

   Travelers Managed Income Portfolio (11/99)               2005        1.000           0.987                       -

   Van Kampen Enterprise Portfolio (11/99)                  2005        1.000           1.070                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.000           1.107                       -

   Smith Barney High Income Portfolio (11/99)               2005        1.000           0.996                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.000           1.054                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.000           1.068                       -

   Smith Barney Money Market Portfolio (11/99)              2005        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.000           1.073                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.000           1.074                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.000           1.132                   5,986

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.000           1.138                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.335           1.541                   2,675
                                                            2004        1.143           1.335                       -
                                                            2003        1.000           1.143                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.215           1.242                  15,481
                                                            2004        1.119           1.215                       -
                                                            2003        1.000           1.119                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.155           1.296                       -
                                                            2004        1.092           1.155                       -
                                                            2003        1.000           1.092                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.315           1.465                 138,800
                                                            2004        1.186           1.315                   4,145
                                                            2003        1.000           1.186                       -

   Growth Fund - Class 2 Shares (11/99)                     2005        1.261           1.432                 614,002
                                                            2004        1.148           1.261                  23,636
                                                            2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.235           1.277                 511,616
                                                            2004        1.145           1.235                   6,576
                                                            2003        1.000           1.145                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.465           1.534                  25,992
                                                            2004        1.142           1.465                       -
                                                            2003        1.000           1.142                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.197           1.289                  13,773
                                                            2004        1.073           1.197                       -
                                                            2003        0.996           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.195           1.286                  71,362
                                                            2004        1.066           1.195                   4,448
                                                            2003        1.016           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.029                  10,894

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.297           1.328                   7,574
                                                            2004        1.191           1.297                   2,012
                                                            2003        1.000           1.191                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.228           1.326                 130,228
                                                            2004        1.116           1.228                       -
                                                            2003        1.000           1.116                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.537           1.913                  47,524
                                                            2004        1.261           1.537                   2,013
                                                            2003        1.000           1.261                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.359           1.463                 234,426
                                                            2004        1.174           1.359                   2,118
                                                            2003        1.000           1.174                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.315           1.398                  38,096
                                                            2004        1.160           1.315                       -
                                                            2003        1.000           1.160                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.188           1.211                 327,014
                                                            2004        1.118           1.188                  32,527
                                                            2003        1.000           1.118                       -

   Diversified Strategic Income Portfolio (11/99)           2005        1.101           1.103                  31,859
                                                            2004        1.056           1.101                   2,754
                                                            2003        1.000           1.056                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Index Portfolio - Class II Shares (11/99)         2005        1.215           1.237                       -
                                                            2004        1.129           1.215                       -
                                                            2003        1.000           1.129                       -

   Fundamental Value Portfolio (12/99)                      2005        1.234           1.263                 101,643
                                                            2004        1.167           1.234                  34,333
                                                            2003        1.000           1.167                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.342           1.469                   5,354
                                                            2004        1.140           1.342                       -
                                                            2003        1.000           1.140                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.315           1.336                  53,321
                                                            2004        1.172           1.315                       -
                                                            2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.253           1.264                  64,314
                                                            2004        1.139           1.253                  17,389
                                                            2003        1.000           1.139                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.399           1.479                 164,595
                                                            2004        1.155           1.399                   4,197
                                                            2003        1.000           1.155                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.111           1.108                  61,897
                                                            2004        1.045           1.111                   9,080
                                                            2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.048           1.049                 500,643
                                                            2004        1.023           1.048                  14,843
                                                            2003        1.000           1.023                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.338           1.467                       -
                                                            2004        1.179           1.338                       -
                                                            2003        1.000           1.179                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.523           1.592                  43,597
                                                            2004        1.235           1.523                       -
                                                            2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.236           1.257                       -
                                                            2004        1.169           1.236                       -
                                                            2003        1.000           1.169                       -

   Investors Fund - Class I (11/99)                         2005        1.235           1.285                 131,791
                                                            2004        1.146           1.235                       -
                                                            2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.389           1.423                   2,675
                                                            2004        1.235           1.389                       -
                                                            2003        1.000           1.235                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.111           1.083                  33,951
                                                            2004        1.100           1.111                  18,420
                                                            2003        1.000           1.100                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.156           1.200                       -
                                                            2004        1.150           1.156                       -
                                                            2003        1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.174           1.208                 309,581
                                                            2004        1.128           1.174                  32,596
                                                            2003        1.000           1.128                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.116           1.136                 127,298
                                                            2004        1.088           1.116                       -
                                                            2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.226           1.276                 339,461
                                                            2004        1.139           1.226                       -
                                                            2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.169           1.182                  15,551
                                                            2004        1.121           1.169                       -
                                                            2003        1.000           1.121                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.181           1.255                       -
                                                            2004        1.135           1.181                       -
                                                            2003        1.000           1.135                       -

   Equity Income Portfolio (11/99)                          2005        1.214           1.239                  97,181
                                                            2004        1.131           1.214                   2,409
                                                            2003        1.000           1.131                       -

   Large Cap Portfolio (11/99)                              2005        1.168           1.240                   3,548
                                                            2004        1.122           1.168                   2,527
                                                            2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.044           1.104                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.016                       -

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.050                 196,583

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.083                  70,772

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.010           1.027                  37,182

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.232           1.349                       -
                                                            2004        1.088           1.232                       -
                                                            2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (11/99)                    2005        1.216           1.178                       -
                                                            2004        1.104           1.216                       -
                                                            2003        1.000           1.104                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.260           1.269                  33,475
                                                            2004        1.131           1.260                       -
                                                            2003        1.000           1.131                       -

   MFS Total Return Portfolio (11/99)                       2005        1.173           1.180                 164,360
                                                            2004        1.077           1.173                       -
                                                            2003        1.000           1.077                       -

   MFS Value Portfolio (5/04)                               2005        1.115           1.160                  49,291
                                                            2004        0.972           1.115                     233

   Mondrian International Stock Portfolio (8/02)            2005        1.308           1.400                   8,503
                                                            2004        1.157           1.308                       -
                                                            2003        1.000           1.157                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.222           1.265                       -
                                                            2004        1.126           1.222                       -
                                                            2003        1.000           1.126                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.035                  29,181

   Pioneer Strategic Income Portfolio (5/04)                2005        1.089           1.102                  44,273
                                                            2004        0.982           1.089                       -

   Strategic Equity Portfolio (11/99)                       2005        1.201           1.197                       -
                                                            2004        1.115           1.201                       -
                                                            2003        1.000           1.115                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.110                   8,486

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.106                  13,105

   Travelers Managed Income Portfolio (11/99)               2005        1.033           1.023                  25,576
                                                            2004        1.028           1.033                  23,953
                                                            2003        1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (11/99)                  2005        1.144           1.205                     327
                                                            2004        1.127           1.144                       -
                                                            2003        1.000           1.127                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.985           0.985                  38,446
                                                            2004        0.997           0.985                  21,345
                                                            2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.219           1.329                 495,738
                                                            2004        1.135           1.219                  19,728
                                                            2003        1.000           1.135                       -

   Smith Barney High Income Portfolio (11/99)               2005        1.187           1.190                 216,001
                                                            2004        1.100           1.187                       -
                                                            2003        1.000           1.100                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.144           1.176                  64,894
                                                            2004        1.167           1.144                  17,873
                                                            2003        1.000           1.167                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.248           1.321                  95,001
                                                            2004        1.157           1.248                       -
                                                            2003        1.000           1.157                       -

   Smith Barney Money Market Portfolio (11/99)              2005        0.978           0.983                  19,548
                                                            2004        0.993           0.978                       -
                                                            2003        1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.165           1.228                       -
                                                            2004        1.114           1.165                       -
                                                            2003        1.000           1.114                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.393           1.427                   9,431
                                                            2004        1.233           1.393                       -
                                                            2003        1.000           1.233                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.284           1.466                 226,642
                                                            2004        1.140           1.284                       -
                                                            2003        1.000           1.140                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.457           1.680                  48,387
                                                            2004        1.197           1.457                       -
                                                            2003        1.000           1.197                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.334           1.540                       -
                                                            2004        1.143           1.334                       -
                                                            2003        1.000           1.143                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.215           1.240                  40,440
                                                            2004        1.119           1.215                  35,600
                                                            2003        1.000           1.119                   2,538

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.155           1.295                  54,924
                                                            2004        1.092           1.155                  54,931
                                                            2003        1.000           1.092                  54,932

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.314           1.464                  98,321
                                                            2004        1.186           1.314                  90,750
                                                            2003        1.000           1.186                  42,498

   Growth Fund - Class 2 Shares (11/99)                     2005        1.260           1.430                 390,930
                                                            2004        1.148           1.260                 390,357
                                                            2003        1.000           1.148                  77,164

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.234           1.275                 600,053
                                                            2004        1.145           1.234                 571,443
                                                            2003        1.000           1.145                 266,304

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.464           1.532                   1,439
                                                            2004        1.142           1.464                       -
                                                            2003        1.000           1.142                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.197           1.287                   8,983
                                                            2004        1.073           1.197                     768
                                                            2003        1.000           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.195           1.284                  31,033
                                                            2004        1.066           1.195                  32,246
                                                            2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.028                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.296           1.326                  32,416
                                                            2004        1.191           1.296                  32,427
                                                            2003        1.000           1.191                  32,847

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.227           1.325                  37,224
                                                            2004        1.116           1.227                  16,357
                                                            2003        1.000           1.116                   2,701

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.536           1.911                  11,241
                                                            2004        1.261           1.536                  11,240
                                                            2003        1.000           1.261                   9,470

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.359           1.461                 189,204
                                                            2004        1.174           1.359                 176,541
                                                            2003        1.000           1.174                  90,643

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.314           1.396                       -
                                                            2004        1.160           1.314                       -
                                                            2003        1.000           1.160                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.188           1.209                 114,565
                                                            2004        1.118           1.188                 115,192
                                                            2003        1.000           1.118                  34,635

   Diversified Strategic Income Portfolio (11/99)           2005        1.100           1.102                  59,706
                                                            2004        1.056           1.100                  40,885
                                                            2003        1.000           1.056                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Index Portfolio - Class II Shares (11/99)         2005        1.214           1.236                  52,545
                                                            2004        1.128           1.214                  48,222
                                                            2003        1.000           1.128                       -

   Fundamental Value Portfolio (12/99)                      2005        1.233           1.262                  59,938
                                                            2004        1.167           1.233                  59,018
                                                            2003        1.000           1.167                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.341           1.467                       -
                                                            2004        1.140           1.341                       -
                                                            2003        1.000           1.140                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.314           1.334                   1,669
                                                            2004        1.172           1.314                       -
                                                            2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.253           1.263                 132,548
                                                            2004        1.139           1.253                 128,993
                                                            2003        1.000           1.139                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.398           1.477                  49,640
                                                            2004        1.154           1.398                  31,233
                                                            2003        1.000           1.154                  22,683

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.111           1.107                 242,471
                                                            2004        1.044           1.111                 230,157
                                                            2003        1.000           1.044                  27,851

   Total Return Portfolio - Administrative Class (5/01)     2005        1.048           1.048                 243,708
                                                            2004        1.023           1.048                 207,832
                                                            2003        1.000           1.023                  55,309

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.337           1.465                       -
                                                            2004        1.179           1.337                       -
                                                            2003        1.000           1.179                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.521           1.590                    42,115
                                                            2004        1.235           1.521                    40,678
                                                            2003        1.000           1.235                    40,678

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.236           1.255                     2,482
                                                            2004        1.168           1.236                     2,131
                                                            2003        1.000           1.168                     1,623

   Investors Fund - Class I (11/99)                         2005        1.234           1.284                    11,756
                                                            2004        1.146           1.234                    11,756
                                                            2003        1.000           1.146                    18,100

   Small Cap Growth Fund - Class I (11/99)                  2005        1.388           1.421                    23,037
                                                            2004        1.235           1.388                    19,666
                                                            2003        1.000           1.235                         -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.110           1.082                     9,143
                                                            2004        1.100           1.110                     1,257
                                                            2003        1.000           1.100                         -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.155           1.199                         -
                                                            2004        1.150           1.155                         -
                                                            2003        1.000           1.150                         -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.174           1.206                 1,269,198
                                                            2004        1.127           1.174                 1,109,311
                                                            2003        1.000           1.127                   275,157

   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                                 2005        1.115           1.135                 1,376,876
                                                            2004        1.088           1.115                 1,160,527
                                                            2003        1.000           1.088                   159,079

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.275             971,438
                                                               2004        1.139           1.226             859,342
                                                               2003        1.000           1.139              86,060

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.168           1.181              37,480
                                                               2004        1.121           1.168              37,462
                                                               2003        1.000           1.121                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.180           1.253                   -
                                                               2004        1.135           1.180                   -
                                                               2003        1.000           1.135                   -

   Equity Income Portfolio (11/99)                             2005        1.213           1.238               1,766
                                                               2004        1.131           1.213               1,053
                                                               2003        1.000           1.131                   -

   Large Cap Portfolio (11/99)                                 2005        1.167           1.238                   -
                                                               2004        1.122           1.167                   -
                                                               2003        1.000           1.122                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.104                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016              36,971

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.049                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.082                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.027                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.231           1.347                   -
                                                               2004        1.088           1.231                   -
                                                               2003        1.000           1.088                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.215           1.177                   -
                                                               2004        1.104           1.215                   -
                                                               2003        1.000           1.104                   -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.259           1.267                   -
                                                               2004        1.130           1.259                   -
                                                               2003        1.000           1.130                   -

MFS Total Return Portfolio (11/99)                             2005        1.172           1.178             340,181
                                                               2004        1.077           1.172             271,246
                                                               2003        1.000           1.077              23,587

MFS Value Portfolio (5/04)                                     2005        1.115           1.159                   -
                                                               2004        0.972           1.115                   -

Mondrian International Stock Portfolio (8/02)                  2005        1.308           1.398              17,470
                                                               2004        1.157           1.308              10,948
                                                               2003        1.000           1.157               8,972

Pioneer Fund Portfolio (5/03)                                  2005        1.221           1.264                   -
                                                               2004        1.126           1.221                   -
                                                               2003        1.000           1.126                   -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088           1.102               4,531
                                                               2004        0.982           1.088                   -

Strategic Equity Portfolio (11/99)                             2005        1.200           1.196                   -
                                                               2004        1.115           1.200                   -
                                                               2003        1.000           1.115                   -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.110                   -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.105                   -

Travelers Managed Income Portfolio (11/99)                     2005        1.032           1.021             217,662
                                                               2004        1.028           1.032             224,013
                                                               2003        1.000           1.028              26,182

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.143           1.203              34,151
                                                               2004        1.127           1.143              32,748
                                                               2003        1.000           1.127                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.984           0.983               2,304
                                                               2004        0.996           0.984               2,307
                                                               2003        1.000           0.996                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.218           1.327             173,492
                                                               2004        1.134           1.218             152,426
                                                               2003        1.000           1.134             115,226

   Smith Barney High Income Portfolio (11/99)                  2005        1.186           1.188              57,660
                                                               2004        1.100           1.186              78,890
                                                               2003        1.000           1.100              10,679

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.144           1.175              89,687
                                                               2004        1.167           1.144              89,014
                                                               2003        1.000           1.167              78,921

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.247           1.319              30,525
                                                               2004        1.157           1.247              24,204
                                                               2003        1.000           1.157               4,542

   Smith Barney Money Market Portfolio (11/99)                 2005        0.978           0.981              24,545
                                                               2004        0.993           0.978              13,129
                                                               2003        1.000           0.993             355,494

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.164           1.227              13,045
                                                               2004        1.114           1.164               8,789
                                                               2003        1.000           1.114                 229

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.392           1.425                   -
                                                               2004        1.233           1.392                   -
                                                               2003        1.000           1.233                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------              ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.283           1.464             21,047
                                                               2004        1.139           1.283             12,533
                                                               2003        1.000           1.139             12,030

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.456           1.678             21,858
                                                               2004        1.196           1.456             20,420
                                                               2003        1.000           1.196             14,418

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.377           1.588               54,696
                                                               2004        1.180           1.377                9,989
                                                               2003        0.968           1.180                  785
                                                               2002        1.000           0.968                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.344           1.372              108,963
                                                               2004        1.238           1.344              114,276
                                                               2003        0.960           1.238               88,029
                                                               2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.206           1.352               17,902
                                                               2004        1.141           1.206               36,520
                                                               2003        0.947           1.141               27,611
                                                               2002        1.000           0.947                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.439           1.602              810,358
                                                               2004        1.299           1.439              821,906
                                                               2003        0.984           1.299              579,425
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.408           1.596            2,678,858
                                                               2004        1.282           1.408            2,649,329
                                                               2003        0.960           1.282            1,571,576
                                                               2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.352           1.396            3,051,032
                                                               2004        1.255           1.352            3,175,477
                                                               2003        0.971           1.255            2,119,583
                                                               2002        1.000           0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.685           1.763              152,076
                                                               2004        1.314           1.685              154,464

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.314             116,510
                                                               2002        1.000           1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196           1.286             240,849
                                                               2004        1.073           1.196             236,985
                                                               2003        1.000           1.073               2,903

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194           1.283             210,512
                                                               2004        1.066           1.194             203,476
                                                               2003        1.000           1.066                 240

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.028              20,402

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.411           1.443             380,206
                                                               2004        1.297           1.411             385,792
                                                               2003        0.968           1.297             328,001
                                                               2002        1.000           0.968                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334           1.440             685,220
                                                               2004        1.214           1.334             650,674
                                                               2003        0.994           1.214             458,930
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750           2.176             148,890
                                                               2004        1.438           1.750             111,684
                                                               2003        1.000           1.438              44,071

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.475           1.586             606,826
                                                               2004        1.275           1.475             576,751
                                                               2003        0.988           1.275             252,135
                                                               2002        1.000           0.988                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.425           1.514              80,525
                                                               2004        1.259           1.425              25,772
                                                               2003        0.976           1.259               2,057
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.260           1.283             603,538
                                                               2004        1.187           1.260             569,244
                                                               2003        0.977           1.187             501,351
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (11/99)              2005        1.147           1.148             358,071
                                                               2004        1.101           1.147             358,207
                                                               2003        1.010           1.101             256,584
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.296           1.319              94,634
                                                               2004        1.205           1.296              86,299
                                                               2003        0.967           1.205              65,914
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (12/99)                         2005        1.379           1.410             774,686
                                                               2004        1.306           1.379             802,112
                                                               2003        0.965           1.306             799,789
                                                               2002        1.000           0.965                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.519           1.661              74,724
                                                               2004        1.292           1.519              74,724
                                                               2003        0.983           1.292              61,684
                                                               2002        1.000           0.983                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487           1.509             208,887
                                                               2004        1.326           1.487             243,815
                                                               2003        1.000           1.326              85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358           1.369             547,969
                                                               2004        1.236           1.358             590,460
                                                               2003        1.000           1.236             321,133

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.514           1.599              554,292
                                                               2004        1.251           1.514              527,627
                                                               2003        1.000           1.251              204,552

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106           1.102              625,434
                                                               2004        1.041           1.106              602,161
                                                               2003        1.000           1.041              397,814

   Total Return Portfolio - Administrative Class (5/01)        2005        1.061           1.061            2,382,012
                                                               2004        1.037           1.061            2,364,335
                                                               2003        1.012           1.037            1,779,865
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.414           1.548              118,435
                                                               2004        1.247           1.414              123,675
                                                               2003        0.994           1.247              141,914
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.756           1.835              120,574
                                                               2004        1.426           1.756               89,169
                                                               2003        0.977           1.426               48,389
                                                               2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.376           1.397              199,161
                                                               2004        1.302           1.376              206,538
                                                               2003        0.960           1.302              167,690
                                                               2002        1.000           0.960                    -

   Investors Fund - Class I (11/99)                            2005        1.333           1.386              192,594
                                                               2004        1.238           1.333              201,989
                                                               2003        0.958           1.238              171,462
                                                               2002        1.000           0.958                    -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.583           1.620              138,098
                                                               2004        1.409           1.583              194,919
                                                               2003        0.969           1.409              117,984
                                                               2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.170           1.140               33,405
                                                               2004        1.160           1.170               24,985
                                                               2003        0.963           1.160               20,788
                                                               2002        1.000           0.963                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.262           1.310              170,251
                                                               2004        1.258           1.262              170,523
                                                               2003        0.960           1.258              127,274
                                                               2002        1.000           0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.293           1.328            3,298,723
                                                               2004        1.243           1.293            3,172,663
                                                               2003        0.969           1.243            1,911,734
                                                               2002        1.000           0.969                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.194           1.215            2,241,267
                                                               2004        1.165           1.194            2,807,996
                                                               2003        0.979           1.165            1,583,911
                                                               2002        1.000           0.979                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.329           1.382              403,854
                                                               2004        1.235           1.329              105,353
                                                               2003        0.962           1.235               57,917
                                                               2002        1.000           0.962                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.261           1.274              285,715
                                                               2004        1.210           1.261              190,222
                                                               2003        0.961           1.210               95,903
                                                               2002        1.000           0.961                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.268           1.345               89,524
                                                               2004        1.220           1.268               90,190
                                                               2003        0.967           1.220               89,135
                                                               2002        1.000           0.967                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Equity Income Portfolio (11/99)                                2005        1.315           1.341              283,797
                                                               2004        1.226           1.315              312,955
                                                               2003        0.958           1.226              228,153
                                                               2002        1.000           0.958                    -

Large Cap Portfolio (11/99)                                    2005        1.222           1.296              106,339
                                                               2004        1.176           1.222              101,957
                                                               2003        0.966           1.176              100,664
                                                               2002        1.000           0.966                    -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.104                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                    -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.082                6,250

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.027                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.301           1.422              117,889
                                                               2004        1.150           1.301              126,310
                                                               2003        0.973           1.150               85,949
                                                               2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (11/99)                          2005        1.346           1.304                    -
                                                               2004        1.223           1.346               19,855
                                                               2003        0.971           1.223               18,671
                                                               2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.450           1.458               34,070
                                                               2004        1.302           1.450               15,948
                                                               2003        0.974           1.302                5,936
                                                               2002        1.000           0.974                    -

MFS Total Return Portfolio (11/99)                             2005        1.219           1.225            1,484,978
                                                               2004        1.121           1.219            1,534,701

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.121            1,669,877
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.114           1.158               31,530
                                                               2004        0.972           1.114                8,026

Mondrian International Stock Portfolio (8/02)                  2005        1.419           1.516              117,114
                                                               2004        1.256           1.419               68,612
                                                               2003        1.001           1.256               42,730
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.310           1.355              111,025
                                                               2004        1.208           1.310              109,780
                                                               2003        1.000           1.208               15,008

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088           1.101              128,571
                                                               2004        0.982           1.088               24,688

Strategic Equity Portfolio (11/99)                             2005        1.348           1.343               39,402
                                                               2004        1.254           1.348               39,721
                                                               2003        0.969           1.254               36,786
                                                               2002        1.000           0.969                    -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.109                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.105                    -

Travelers Managed Income Portfolio (11/99)                     2005        1.077           1.065              933,401
                                                               2004        1.073           1.077              953,896
                                                               2003        1.014           1.073              888,204
                                                               2002        1.000           1.014                    -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.200           1.263               14,916
                                                               2004        1.184           1.200               11,065
                                                               2003        0.966           1.184               12,206
                                                               2002        1.000           0.966                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983           0.982             272,087
                                                               2004        0.996           0.983             302,874
                                                               2003        1.000           0.996              47,603

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.339           1.459             729,215
                                                               2004        1.248           1.339             755,310
                                                               2003        0.951           1.248             826,554
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.351           1.352             595,783
                                                               2004        1.253           1.351             594,031
                                                               2003        1.007           1.253             579,482
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.334           1.370             414,951
                                                               2004        1.362           1.334             450,163
                                                               2003        0.946           1.362             394,331
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.332           1.408             309,128
                                                               2004        1.236           1.332             382,768
                                                               2003        0.976           1.236             311,907
                                                               2002        1.000           0.976                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.966           0.969             404,247
                                                               2004        0.982           0.966             451,070
                                                               2003        0.999           0.982             611,970
                                                               2002        1.000           0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.245           1.311             135,330
                                                               2004        1.192           1.245             143,021
                                                               2003        0.959           1.192             139,962
                                                               2002        1.000           0.959                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.523           1.559              61,604
                                                               2004        1.350           1.523              66,918
                                                               2003        0.974           1.350              66,935
                                                               2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.397           1.594             390,681
                                                               2004        1.242           1.397             326,764
                                                               2003        0.991           1.242             213,718
                                                               2002        1.000           0.991                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.618           1.864             558,275
                                                               2004        1.330           1.618             480,220
                                                               2003        0.986           1.330             212,265
                                                               2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.347                  -
                                                               2004        1.000           1.168                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102                  -
                                                               2004        1.000           1.080                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                  -
                                                               2004        1.000           1.057                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                  -
                                                               2004        1.000           1.112                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.230             72,101
                                                               2004        1.000           1.085                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.098             77,655
                                                               2004        1.000           1.064                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.287           1.345                  -
                                                               2004        1.000           1.287                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                  -
                                                               2004        1.000           1.116                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201                  -
                                                               2004        1.000           1.118                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.028                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084           1.108                -
                                                               2004        1.000           1.084                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                -
                                                               2004        1.000           1.099                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                -
                                                               2004        1.000           1.260                -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.241                -
                                                               2004        1.000           1.155                -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.119           1.188                -
                                                               2004        1.000           1.119                -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.056           1.074                -
                                                               2004        1.000           1.056                -

   Diversified Strategic Income Portfolio (11/99)              2005        1.069           1.070                -
                                                               2004        1.000           1.069                -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.087                -
                                                               2004        1.000           1.069                -

   Fundamental Value Portfolio (12/99)                         2005        1.057           1.080                -
                                                               2004        1.000           1.057                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                -
                                                               2004        1.000           1.129                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                -
                                                               2004        1.000           1.125                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                  -
                                                               2004        1.000           1.099                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224              1,955
                                                               2004        1.000           1.160                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                  -
                                                               2004        1.000           1.067                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                  -
                                                               2004        1.000           1.043                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                  -
                                                               2004        1.000           1.158                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                  -
                                                               2004        1.000           1.192                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.056           1.072                  -
                                                               2004        1.000           1.056                  -

   Investors Fund - Class I (11/99)                            2005        1.079           1.121                  -
                                                               2004        1.000           1.079                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.192                  -
                                                               2004        1.000           1.165                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                  -
                                                               2004        1.000           1.015                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                  -
                                                               2004        1.000           1.025                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065              7,442
                                                               2004        1.000           1.038                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                  -
                                                               2004        1.000           1.030                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107                  -
                                                               2004        1.000           1.066                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.042                  -
                                                               2004        1.000           1.032                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.054           1.118                  -
                                                               2004        1.000           1.054                  -

   Equity Income Portfolio (11/99)                             2005        1.101           1.122                  -
                                                               2004        1.000           1.101                  -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.111                  -
                                                               2004        1.000           1.048                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.015                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.049                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.081                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.026                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.123           1.227                -
                                                               2004        1.000           1.123                -

MFS Emerging Growth Portfolio (11/99)                          2005        1.081           1.047                -
                                                               2004        1.000           1.081                -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.073           1.078                -
                                                               2004        1.000           1.073                -

MFS Total Return Portfolio (11/99)                             2005        1.095           1.099                -
                                                               2004        1.000           1.095                -

MFS Value Portfolio (5/04)                                     2005        1.125           1.169                -
                                                               2004        1.000           1.125                -

Mondrian International Stock Portfolio (8/02)                  2005        1.144           1.222                -
                                                               2004        1.000           1.144                -

Pioneer Fund Portfolio (5/03)                                  2005        1.092           1.129                -
                                                               2004        1.000           1.092                -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.103           1.115                -
                                                               2004        1.000           1.103                -

Strategic Equity Portfolio (11/99)                             2005        1.097           1.092                -
                                                               2004        1.000           1.097                -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.109                -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.105                -

Travelers Managed Income Portfolio (11/99)                     2005        1.028           1.016                -
                                                               2004        1.000           1.028                -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.036           1.089                -
                                                               2004        1.000           1.036                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                  -
                                                               2004        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.065           1.160                  -
                                                               2004        1.000           1.065                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.084           1.085             39,525
                                                               2004        1.000           1.084                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.015                  -
                                                               2004        1.000           0.989                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.155                  -
                                                               2004        1.000           1.094                  -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.993           0.995                  -
                                                               2004        1.000           0.993                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.058           1.114                  -
                                                               2004        1.000           1.058                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                  -
                                                               2004        1.000           1.168                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.107           1.261              2,007
                                                               2004        1.000           1.107                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.411                  -
                                                               2004        1.000           1.226                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                  -
                                                               2004        1.000           1.168                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.101             20,275
                                                               2004        1.000           1.080                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                  -
                                                               2004        1.000           1.057                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.237                  -
                                                               2004        1.000           1.112                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.229            111,863
                                                               2004        1.000           1.085                758

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.097             20,129
                                                               2004        1.000           1.064                766

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                  -
                                                               2004        1.000           1.286                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                  -
                                                               2004        1.000           1.116                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200              7,071
                                                               2004        1.000           1.118                740

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.027                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084           1.107                 554
                                                               2004        1.000           1.084                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184              12,050
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566              10,108
                                                               2004        1.000           1.260              11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.240             106,151
                                                               2004        1.000           1.155              63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187              59,083
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.055           1.073                   -
                                                               2004        1.000           1.055                   -

   Diversified Strategic Income Portfolio (11/99)              2005        1.069           1.069                   -
                                                               2004        1.000           1.069                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.086                   -
                                                               2004        1.000           1.069                   -

   Fundamental Value Portfolio (12/99)                         2005        1.057           1.079                   -
                                                               2004        1.000           1.057                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.233                   -
                                                               2004        1.000           1.129                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140              85,885
                                                               2004        1.000           1.125              64,090

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106              7,639
                                                               2004        1.000           1.098                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223             77,371
                                                               2004        1.000           1.159             63,332

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061             64,499
                                                               2004        1.000           1.066             60,172

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.042                261
                                                               2004        1.000           1.043                249

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.266                  -
                                                               2004        1.000           1.158                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.243             16,915
                                                               2004        1.000           1.192                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.056           1.071                  -
                                                               2004        1.000           1.056                  -

   Investors Fund - Class I (11/99)                            2005        1.078           1.120                  -
                                                               2004        1.000           1.078                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.191                  -
                                                               2004        1.000           1.165                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.987                  -
                                                               2004        1.000           1.015                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.062                  -
                                                               2004        1.000           1.025                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065             101,872
                                                               2004        1.000           1.038                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047                   -
                                                               2004        1.000           1.030                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107                   -
                                                               2004        1.000           1.065                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041                   -
                                                               2004        1.000           1.032                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.053           1.117                   -
                                                               2004        1.000           1.053                   -

   Equity Income Portfolio (11/99)                             2005        1.101           1.121                   -
                                                               2004        1.000           1.101                   -

   Large Cap Portfolio (11/99)                                 2005        1.047           1.110                   -
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103              26,398

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.015                   -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.049                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.081             456,630

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.026                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.123           1.227             79,209
                                                               2004        1.000           1.123                  -

MFS Emerging Growth Portfolio (11/99)                          2005        1.080           1.047                  -
                                                               2004        1.000           1.080                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.072           1.077                  -
                                                               2004        1.000           1.072                  -

MFS Total Return Portfolio (11/99)                             2005        1.095           1.099             82,443
                                                               2004        1.000           1.095                983

MFS Value Portfolio (5/04)                                     2005        1.125           1.168                  -
                                                               2004        1.000           1.125                  -

Mondrian International Stock Portfolio (8/02)                  2005        1.144           1.221                  -
                                                               2004        1.000           1.144                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.092           1.128                  -
                                                               2004        1.000           1.092                  -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.103           1.114                  -
                                                               2004        1.000           1.103                  -

Strategic Equity Portfolio (11/99)                             2005        1.097           1.091                  -
                                                               2004        1.000           1.097                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.109                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.104                  -

Travelers Managed Income Portfolio (11/99)                     2005        1.028           1.016                  -
                                                               2004        1.000           1.028                  -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.035           1.088                  -
                                                               2004        1.000           1.035                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                  -
                                                               2004        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.065           1.159                  -
                                                               2004        1.000           1.065                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.083           1.084                  -
                                                               2004        1.000           1.083                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.014                  -
                                                               2004        1.000           0.989                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.093           1.154                  -
                                                               2004        1.000           1.093                  -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.992           0.995                  -
                                                               2004        1.000           0.992                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.058           1.113                  -
                                                               2004        1.000           1.058                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.194                  -
                                                               2004        1.000           1.168                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.106           1.260                  -
                                                               2004        1.000           1.106                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410             46,585
                                                               2004        1.000           1.226             19,636

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.330           1.532                   -
                                                               2004        1.142           1.330                   -
                                                               2003        1.000           1.142                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.211           1.234                   -
                                                               2004        1.118           1.211                   -
                                                               2003        1.000           1.118                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.151           1.288                   -
                                                               2004        1.091           1.151                   -
                                                               2003        1.000           1.091                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.310           1.457             130,824
                                                               2004        1.185           1.310             132,455
                                                               2003        1.000           1.185              14,783

   Growth Fund - Class 2 Shares (11/99)                        2005        1.257           1.423             231,114
                                                               2004        1.147           1.257             252,460
                                                               2003        1.000           1.147              52,996

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.231           1.269             263,272
                                                               2004        1.144           1.231             284,717
                                                               2003        1.000           1.144              90,555

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.460           1.525                   -
                                                               2004        1.141           1.460                   -
                                                               2003        1.000           1.141                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.194           1.282               8,434
                                                               2004        1.073           1.194                   -
                                                               2003        1.000           1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.192           1.279                   -
                                                               2004        1.066           1.192                   -
                                                               2003        1.000           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.027                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.293           1.320               4,453
                                                               2004        1.190           1.293               4,453
                                                               2003        1.000           1.190               4,453

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.224           1.318              52,376
                                                               2004        1.115           1.224              45,881
                                                               2003        1.000           1.115              24,126

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.531           1.902                   -
                                                               2004        1.260           1.531                   -
                                                               2003        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.355           1.454              19,080
                                                               2004        1.173           1.355              18,261
                                                               2003        1.000           1.173              13,468

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.310           1.390              13,531
                                                               2004        1.159           1.310               1,520
                                                               2003        1.000           1.159                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.184           1.203              17,151
                                                               2004        1.117           1.184              17,157
                                                               2003        1.000           1.117              16,356

   Diversified Strategic Income Portfolio (11/99)              2005        1.097           1.097              20,117
                                                               2004        1.055           1.097              17,356
                                                               2003        1.000           1.055               6,423

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.211           1.230              47,715
                                                               2004        1.127           1.211              61,266
                                                               2003        1.000           1.127              19,639

   Fundamental Value Portfolio (12/99)                         2005        1.230           1.256              95,760
                                                               2004        1.166           1.230              97,447
                                                               2003        1.000           1.166              52,593

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.337           1.460                   -
                                                               2004        1.139           1.337                   -
                                                               2003        1.000           1.139                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.328                   -
                                                               2004        1.171           1.310                   -
                                                               2003        1.000           1.171                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.249           1.257              60,169
                                                               2004        1.138           1.249              56,426
                                                               2003        1.000           1.138              34,762

   Mid-Cap Value Portfolio (5/03)                              2005        1.394           1.470              21,655
                                                               2004        1.153           1.394              14,386
                                                               2003        1.000           1.153              14,386

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.107           1.102              24,778
                                                               2004        1.044           1.107              24,778
                                                               2003        1.000           1.044               8,388

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.043              72,764
                                                               2004        1.022           1.045              72,778
                                                               2003        1.000           1.022              18,097

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.334           1.458                   -
                                                               2004        1.178           1.334                   -
                                                               2003        1.000           1.178                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.517           1.582               4,533
                                                               2004        1.234           1.517               4,533
                                                               2003        1.000           1.234               4,533

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.232           1.249              39,766
                                                               2004        1.168           1.232              39,766
                                                               2003        1.000           1.168                   -

   Investors Fund - Class I (11/99)                            2005        1.231           1.278               2,063
                                                               2004        1.145           1.231               1,563
                                                               2003        1.000           1.145                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.384           1.415              12,808
                                                               2004        1.234           1.384              12,808
                                                               2003        1.000           1.234              12,808

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.107           1.077               5,957
                                                               2004        1.099           1.107               2,540
                                                               2003        1.000           1.099                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.152           1.193                   -
                                                               2004        1.149           1.152                   -
                                                               2003        1.000           1.149                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.170           1.200             514,269
                                                               2004        1.126           1.170             515,656
                                                               2003        1.000           1.126             148,388

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.112           1.130             674,818
                                                               2004        1.087           1.112             462,376
                                                               2003        1.000           1.087              83,053

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.222           1.269             58,926
                                                               2004        1.138           1.222             58,675
                                                               2003        1.000           1.138             24,738

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.165           1.175             23,449
                                                               2004        1.120           1.165             19,488
                                                               2003        1.000           1.120                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.177           1.247                788
                                                               2004        1.134           1.177                790
                                                               2003        1.000           1.134                791

   Equity Income Portfolio (11/99)                             2005        1.210           1.232             17,027
                                                               2004        1.130           1.210             12,164
                                                               2003        1.000           1.130              3,725

   Large Cap Portfolio (11/99)                                 2005        1.164           1.232                  -
                                                               2004        1.121           1.164                  -
                                                               2003        1.000           1.121                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.014                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.048                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.081              3,105

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.026                  -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.228           1.341                  -
                                                               2004        1.087           1.228                  -
                                                               2003        1.000           1.087                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.212           1.174                   -
                                                               2004        1.103           1.212                   -
                                                               2003        1.000           1.103                   -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.256           1.261                   -
                                                               2004        1.130           1.256                   -
                                                               2003        1.000           1.130                   -

MFS Total Return Portfolio (11/99)                             2005        1.169           1.173             165,059
                                                               2004        1.076           1.169             154,091
                                                               2003        1.000           1.076              92,014

MFS Value Portfolio (5/04)                                     2005        1.113           1.155                   -
                                                               2004        0.972           1.113                   -

Mondrian International Stock Portfolio (8/02)                  2005        1.304           1.392                   -
                                                               2004        1.156           1.304                   -
                                                               2003        1.000           1.156                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.218           1.258               3,779
                                                               2004        1.125           1.218                   -
                                                               2003        1.000           1.125                   -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.034                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.087           1.098                   -
                                                               2004        0.982           1.087                   -

Strategic Equity Portfolio (11/99)                             2005        1.197           1.190                   -
                                                               2004        1.114           1.197               6,418
                                                               2003        1.000           1.114               3,281

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.108               1,971

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.004           1.104                   -

Travelers Managed Income Portfolio (11/99)                     2005        1.029           1.017                   -
                                                               2004        1.027           1.029                   -
                                                               2003        1.000           1.027                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.140           1.197                   -
                                                               2004        1.126           1.140                   -
                                                               2003        1.000           1.126                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.982           0.979              41,195
                                                               2004        0.996           0.982              63,731
                                                               2003        1.000           0.996              29,937

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.214           1.321              81,514
                                                               2004        1.134           1.214              81,543
                                                               2003        1.000           1.134              71,394

   Smith Barney High Income Portfolio (11/99)                  2005        1.183           1.183              66,558
                                                               2004        1.099           1.183              67,955
                                                               2003        1.000           1.099               2,317

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.140           1.169              24,714
                                                               2004        1.166           1.140              24,720
                                                               2003        1.000           1.166              24,722

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.244           1.313                   -
                                                               2004        1.156           1.244                   -
                                                               2003        1.000           1.156                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.977                   -
                                                               2004        0.992           0.975                   -
                                                               2003        1.000           0.992                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.161           1.221              14,111
                                                               2004        1.113           1.161              14,111
                                                               2003        1.000           1.113              14,111

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.388           1.419               3,347
                                                               2004        1.232           1.388               3,347
                                                               2003        1.000           1.232               3,347

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------              ----    -------------    -------------      ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.280             1.457              49,768
                                                               2004        1.139             1.280              53,535
                                                               2003        1.000             1.139              23,369

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.452             1.670                 776
                                                               2004        1.195             1.452                   -
                                                               2003        1.000             1.195                   -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract holders.

Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract holders.

Salomon Brothers All Cap Fund - Class I is no longer available to new contract holders.

Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract holders.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract holders.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract holders.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract holders.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract holders.

                             PIONEER ANNUISTAR FLEX

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.972             0.980              120,340
                                                               2004        0.982             0.972              320,499
                                                               2003        0.995             0.982              486,707
                                                               2002        0.999             0.995              187,176

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.075             1.143                    -
                                                               2004        1.032             1.075                    -
                                                               2003        1.000             1.032                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.161             1.220                    -
                                                               2004        1.043             1.161                    -
                                                               2003        1.000             1.043                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.123             1.138               57,642
                                                               2004        1.033             1.123               48,287
                                                               2003        1.000             1.033                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.259             1.292              125,936
                                                               2004        1.153             1.259              171,589
                                                               2003        0.857             1.153              155,747
                                                               2002        1.227             0.857              175,953
                                                               2001        1.000             1.227                1,300

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.361             1.469              810,097
                                                               2004        1.172             1.361              886,919
                                                               2003        0.904             1.172              503,783
                                                               2002        1.134             0.904              319,815
                                                               2001        1.000             1.134               47,591

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.126             1.209                    -
                                                               2004        1.056             1.126                    -
                                                               2003        1.000             1.056                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.099             1.129              39,466
                                                               2004        1.052             1.099              33,071
                                                               2003        1.000             1.052                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.258             1.406              62,943
                                                               2004        1.080             1.258              53,097
                                                               2003        1.000             1.080                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.998             0.989                   -
                                                               2004        1.000             0.998                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.012             1.009                   -
                                                               2004        1.002             1.012                   -
                                                               2003        1.000             1.002                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.058             1.075                   -
                                                               2004        1.033             1.058                   -
                                                               2003        1.000             1.033                   -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.097                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.308             1.764                   -
                                                               2004        1.125             1.308                   -
                                                               2003        1.000             1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.209             1.250              62,234
                                                               2004        1.064             1.209              52,241
                                                               2003        1.000             1.064                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.999                    -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.267             1.338                    -
                                                               2004        1.094             1.267                    -
                                                               2003        1.000             1.094                    -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.144             1.188               67,134
                                                               2004        1.053             1.144               69,628
                                                               2003        1.000             1.053                    -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.011             1.044                    -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.073             1.085                    -
                                                               2004        1.029             1.073                    -
                                                               2003        1.000             1.029                    -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.082             1.078              155,881
                                                               2004        1.024             1.082               94,940
                                                               2003        1.000             1.024                    -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.057             1.085                    -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.035             1.069                    -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.048                    -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.268             1.431                    -
                                                               2004        1.093             1.268                    -
                                                               2003        1.000             1.093                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.254             1.323              32,483
                                                               2004        1.051             1.254              33,692
                                                               2003        1.000             1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.091             1.156             112,288
                                                               2004        1.039             1.091              94,165

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.385             1.558                   -
                                                               2004        1.044             1.385                   -
                                                               2003        1.000             1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.069             1.096                   -
                                                               2004        1.041             1.069                   -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.247             1.358              89,336
                                                               2004        1.062             1.247              16,661
                                                               2003        1.000             1.062                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.152             1.147                   -
                                                               2004        1.038             1.152                   -
                                                               2003        1.000             1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.103             1.107              76,461
                                                               2004        1.024             1.103              66,703
                                                               2003        1.000             1.024                   -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.158             1.188              92,637
                                                               2004        1.061             1.158              92,637
                                                               2003        1.000             1.061                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.066                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Total Return Fund - Class II (12/03)                        2005        1.103             1.113                -
                                                               2004        1.038             1.103                -
                                                               2003        1.000             1.038                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.984             0.991                    -
                                                               2004        0.994             0.984                    -
                                                               2003        1.000             0.994                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.074             1.142                    -
                                                               2004        1.032             1.074                    -
                                                               2003        1.000             1.032                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.160             1.219                    -
                                                               2004        1.043             1.160                    -
                                                               2003        1.000             1.043                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.122             1.137                    -
                                                               2004        1.033             1.122                    -
                                                               2003        1.000             1.033                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.302             1.336               95,391
                                                               2004        1.192             1.302               73,991
                                                               2003        1.000             1.192               72,821

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.364             1.472               60,925
                                                               2004        1.175             1.364                    -
                                                               2003        1.000             1.175                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.125             1.208                    -
                                                               2004        1.056             1.125                    -
                                                               2003        1.036             1.056                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.098             1.128                    -
                                                               2004        1.052             1.098                    -
                                                               2003        1.000             1.052                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.257             1.404                   -
                                                               2004        1.080             1.257                   -
                                                               2003        1.000             1.080                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.997             0.988                   -
                                                               2004        1.000             0.997                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.011             1.008               6,366
                                                               2004        1.002             1.011                   -
                                                               2003        1.000             1.002                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.058             1.074                   -
                                                               2004        1.033             1.058                   -
                                                               2003        1.000             1.033                   -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.097              64,769

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.307             1.762               2,877
                                                               2004        1.125             1.307                   -
                                                               2003        1.000             1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.208             1.249               7,324
                                                               2004        1.064             1.208                   -
                                                               2003        1.000             1.064                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.998                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.266             1.337                   -
                                                               2004        1.094             1.266                   -
                                                               2003        1.000             1.094                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.144             1.186                   -
                                                               2004        1.053             1.144                   -
                                                               2003        1.035             1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.011             1.043                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.072             1.083                   -
                                                               2004        1.029             1.072                   -
                                                               2003        1.000             1.029                   -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.081             1.077                   -
                                                               2004        1.024             1.081                   -
                                                               2003        1.021             1.024                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.057             1.084              11,721

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.035             1.069              61,888

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.048              56,479

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.267             1.429                   -
                                                               2004        1.093             1.267                   -
                                                               2003        1.000             1.093                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.254             1.321              41,713
                                                               2004        1.051             1.254                   -
                                                               2003        1.000             1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.091             1.155              24,857
                                                               2004        1.039             1.091                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.384             1.557                   -
                                                               2004        1.044             1.384                   -
                                                               2003        1.000             1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.069             1.095               7,875
                                                               2004        1.041             1.069                   -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.247             1.356                   -
                                                               2004        1.062             1.247                   -
                                                               2003        1.000             1.062                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.151             1.146                   -
                                                               2004        1.038             1.151                   -
                                                               2003        1.000             1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.102             1.106               5,816
                                                               2004        1.024             1.102                   -
                                                               2003        1.000             1.024                   -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.158             1.187                   -
                                                               2004        1.061             1.158                   -
                                                               2003        1.000             1.061                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.065                   -

   Total Return Fund - Class II (12/03)                        2005        1.103             1.112                   -
                                                               2004        1.038             1.103                   -
                                                               2003        1.028             1.038                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.973             0.978              511,337
                                                               2004        0.985             0.973              508,529
                                                               2003        0.999             0.985              536,126
                                                               2002        1.000             0.999                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.072             1.138              128,174
                                                               2004        1.031             1.072              102,047
                                                               2003        1.000             1.031                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.158             1.215              210,076
                                                               2004        1.043             1.158              197,449
                                                               2003        1.000             1.043                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.120             1.133              250,086
                                                               2004        1.032             1.120              234,857
                                                               2003        1.000             1.032                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.417             1.452            2,752,422
                                                               2004        1.300             1.417            2,926,013
                                                               2003        0.969             1.300            2,045,532
                                                               2002        1.000             0.969                    -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.481             1.596            4,394,621
                                                               2004        1.278             1.481            3,889,690
                                                               2003        0.989             1.278            2,193,501
                                                               2002        1.000             0.989                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.123             1.204              451,152
                                                               2004        1.056             1.123              413,843
                                                               2003        1.000             1.056                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.097             1.124               79,251
                                                               2004        1.052             1.097               77,694
                                                               2003        1.000             1.052                    -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.255             1.400              122,001
                                                               2004        1.080             1.255              119,173
                                                               2003        1.000             1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.996             0.986                    -
                                                               2004        1.000             0.996                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.009             1.004               86,816
                                                               2004        1.002             1.009               62,545
                                                               2003        1.000             1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.056             1.071               48,884
                                                               2004        1.033             1.056               41,219
                                                               2003        1.000             1.033                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.096               63,664

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.305             1.756               70,264
                                                               2004        1.125             1.305               55,808
                                                               2003        1.000             1.125                    -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.207             1.245              411,919
                                                               2004        1.063             1.207              460,930
                                                               2003        1.000             1.063                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.998                    -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.264             1.333                    -
                                                               2004        1.094             1.264                    -
                                                               2003        1.000             1.094                    -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.142             1.183              219,314
                                                               2004        1.053             1.142              159,016
                                                               2003        1.000             1.053                    -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.042                    -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.070             1.080               18,395
                                                               2004        1.029             1.070               18,395
                                                               2003        1.000             1.029                    -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.079             1.073              409,990
                                                               2004        1.024             1.079              373,187
                                                               2003        1.000             1.024                    -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.083                    -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.035             1.068                    -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.047                    -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.265             1.425               28,450
                                                               2004        1.092             1.265               28,542
                                                               2003        1.000             1.092                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.251             1.317               53,789
                                                               2004        1.051             1.251               53,670
                                                               2003        1.000             1.051                    -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.089             1.152               88,360
                                                               2004        1.039             1.089               65,506

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.382             1.552               20,596
                                                               2004        1.044             1.382               18,921
                                                               2003        1.000             1.044                    -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.068             1.092               23,371
                                                               2004        1.041             1.068               15,375

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.244             1.352               52,885
                                                               2004        1.062             1.244               51,295
                                                               2003        1.000             1.062                    -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.149             1.142               14,424
                                                               2004        1.038             1.149               14,424
                                                               2003        1.000             1.038                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.100             1.102              522,073
                                                               2004        1.023             1.100              467,075
                                                               2003        1.000             1.023                    -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.156             1.183              127,925
                                                               2004        1.061             1.156               84,245
                                                               2003        1.000             1.061                    -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.064                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Total Return Fund - Class II (12/03)                        2005        1.101             1.108               7,940
                                                               2004        1.038             1.101               6,677
                                                               2003        1.000             1.038                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        1.000             1.006                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.000             1.077                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.000             1.049                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.000             1.014                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.000             1.051                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.000             1.071              21,549

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.000             1.087                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.000             1.039             -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.000             1.142             -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        1.000             0.989             -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             0.990             -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.000             1.012                -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.095                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.292                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.026                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.998                -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.000             1.037                -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.000             1.044                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.042                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.019                -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.000             0.991                -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.083                -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034             1.067                -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.047                -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.000             1.123                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.057                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.000             1.093                 -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.000             1.175                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.000             1.014                 -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.103                 -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             1.027                 -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000             0.997                 -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.000             1.022                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.064                 -

   Total Return Fund - Class II (12/03)                        2005        1.000             1.013                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.980             0.985                   -
                                                               2004        0.993             0.980                   -
                                                               2003        1.000             0.993                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.071             1.136                   -
                                                               2004        1.031             1.071                   -
                                                               2003        1.000             1.031                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.157             1.212               4,415
                                                               2004        1.043             1.157                   -
                                                               2003        1.000             1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.119             1.131                   -
                                                               2004        1.032             1.119                   -
                                                               2003        1.000             1.032                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.297             1.328               7,574
                                                               2004        1.191             1.297               2,012
                                                               2003        1.000             1.191                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.359             1.463             234,426
                                                               2004        1.174             1.359               2,118
                                                               2003        1.000             1.174                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.122             1.202                   -
                                                               2004        1.056             1.122                   -
                                                               2003        1.000             1.056                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.095             1.122                   -
                                                               2004        1.052             1.095                   -
                                                               2003        1.000             1.052                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.254             1.397               4,210
                                                               2004        1.080             1.254                   -
                                                               2003        1.000             1.080                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.995             0.984                   -
                                                               2004        1.000             0.995                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.008             1.002               9,921
                                                               2004        1.002             1.008                   -
                                                               2003        1.000             1.002                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.055             1.069                   -
                                                               2004        1.032             1.055                   -
                                                               2003        1.000             1.032                   -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.095                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.304             1.753                   -
                                                               2004        1.125             1.304                   -
                                                               2003        1.000             1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.205             1.242              12,600
                                                               2004        1.063             1.205                   -
                                                               2003        1.000             1.063                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.998                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.263             1.330                   -
                                                               2004        1.094             1.263                   -
                                                               2003        1.000             1.094                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.141              1.180               5,615
                                                               2004        1.053              1.141               5,691
                                                               2003        1.000              1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010              1.041                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.069              1.078                   -
                                                               2004        1.029              1.069                   -
                                                               2003        1.000              1.029                   -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.078              1.071               2,498
                                                               2004        1.024              1.078               2,370
                                                               2003        1.000              1.024                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056              1.083              71,011

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034              1.067                   -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000              1.046              24,236

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.263              1.422                   -
                                                               2004        1.092              1.263                   -
                                                               2003        1.000              1.092                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.250              1.314               3,051
                                                               2004        1.051              1.250               3,167
                                                               2003        1.000              1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.088              1.150              14,664
                                                               2004        1.039              1.088                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.380             1.548                   -
                                                               2004        1.043             1.380                   -
                                                               2003        1.000             1.043                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.067             1.090               2,410
                                                               2004        1.040             1.067               2,434

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.243             1.349                   -
                                                               2004        1.061             1.243                   -
                                                               2003        1.000             1.061                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.148             1.140                   -
                                                               2004        1.038             1.148                   -
                                                               2003        1.000             1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.099             1.100              32,419
                                                               2004        1.023             1.099               4,644
                                                               2003        1.000             1.023                   -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.155             1.181                   -
                                                               2004        1.061             1.155                   -
                                                               2003        1.000             1.061                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.064                   -

   Total Return Fund - Class II (12/03)                        2005        1.100             1.106              14,214
                                                               2004        1.038             1.100                   -
                                                               2003        1.000             1.038                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.969             0.973              234,472
                                                               2004        0.983             0.969              132,347
                                                               2003        0.999             0.983               11,760
                                                               2002        1.000             0.999                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.070             1.134               35,684
                                                               2004        1.031             1.070               15,272
                                                               2003        1.000             1.031                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.156             1.210               19,506
                                                               2004        1.043             1.156                9,365
                                                               2003        1.000             1.043                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.118             1.128              401,415
                                                               2004        1.032             1.118               55,855
                                                               2003        1.000             1.032                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.411             1.443              380,206
                                                               2004        1.297             1.411              385,792
                                                               2003        0.968             1.297              328,001
                                                               2002        1.000             0.968                    -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.475             1.586              606,826
                                                               2004        1.275             1.475              576,751
                                                               2003        0.988             1.275              252,135
                                                               2002        1.000             0.988                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.121             1.199               89,726
                                                               2004        1.056             1.121               59,779
                                                               2003        1.000             1.056                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.094             1.120                    -
                                                               2004        1.052             1.094                    -
                                                               2003        1.000             1.052                    -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.253             1.394                2,511
                                                               2004        1.080             1.253                2,516
                                                               2003        1.000             1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.994             0.982                    -
                                                               2004        1.000             0.994                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.007             1.000               52,520
                                                               2004        1.002             1.007               51,071
                                                               2003        1.000             1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.054             1.066               12,729
                                                               2004        1.032             1.054               12,729
                                                               2003        1.000             1.032                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.094                    -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.302             1.749               31,011
                                                               2004        1.125             1.302               21,567
                                                               2003        1.000             1.125                    -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.204             1.240                  993
                                                               2004        1.063             1.204                  824
                                                               2003        1.000             1.063                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.997                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.261             1.327                   -
                                                               2004        1.093             1.261                   -
                                                               2003        1.000             1.093                   -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.139             1.178              99,321
                                                               2004        1.052             1.139              48,327
                                                               2003        1.000             1.052                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.041                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.068             1.075               2,690
                                                               2004        1.029             1.068               2,695
                                                               2003        1.000             1.029                   -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.077             1.069              36,577
                                                               2004        1.024             1.077              28,103
                                                               2003        1.000             1.024                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.082                   -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034             1.066                   -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.046                   -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.262             1.419                   -
                                                               2004        1.092             1.262                   -
                                                               2003        1.000             1.092                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.249             1.312               36,078
                                                               2004        1.051             1.249               12,448
                                                               2003        1.000             1.051                    -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.088             1.148                    -
                                                               2004        1.039             1.088                    -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.378             1.545               14,074
                                                               2004        1.043             1.378                8,442
                                                               2003        1.000             1.043                    -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.066             1.088                    -
                                                               2004        1.040             1.066                    -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.242             1.346                8,306
                                                               2004        1.061             1.242                8,306
                                                               2003        1.000             1.061                    -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.146             1.137                2,609
                                                               2004        1.038             1.146                2,614
                                                               2003        1.000             1.038                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.098             1.098               63,026
                                                               2004        1.023             1.098               30,666
                                                               2003        1.000             1.023                    -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.153             1.178               55,469
                                                               2004        1.061             1.153               36,417
                                                               2003        1.000             1.061                    -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.063                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Total Return Fund - Class II (12/03)                        2005        1.099             1.104              19,152
                                                               2004        1.038             1.099              19,319
                                                               2003        1.000             1.038                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.993             0.997                 -
                                                               2004        1.000             0.993                 -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.054             1.116                 -
                                                               2004        1.000             1.054                 -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.064             1.114                 -
                                                               2004        1.000             1.064                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.072             1.081                 -
                                                               2004        1.000             1.072                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084             1.108                 -
                                                               2004        1.000             1.084                 -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155             1.241                 -
                                                               2004        1.000             1.155                 -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.052             1.125          -
                                                               2004        1.000             1.052          -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.046             1.070          -
                                                               2004        1.000             1.046          -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168             1.300          -
                                                               2004        1.000             1.168          -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.991             0.978                -
                                                               2004        1.000             0.991                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.032             1.024                -
                                                               2004        1.000             1.032                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025             1.037                -
                                                               2004        1.000             1.025                -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.094                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.294             1.737                -
                                                               2004        1.000             1.294                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.124             1.157                -
                                                               2004        1.000             1.124                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.997                -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.177             1.237                -
                                                               2004        1.000             1.177                -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.090             1.126                -
                                                               2004        1.000             1.090                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.040                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.080             1.088                -
                                                               2004        1.000             1.080                -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.084             1.075                -
                                                               2004        1.000             1.084                -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.082                -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034             1.066                -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.045                -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.169             1.314                -
                                                               2004        1.000             1.169                -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.143             1.200                -
                                                               2004        1.000             1.143                -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.069             1.128                -
                                                               2004        1.000             1.069                -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.307             1.465                -
                                                               2004        1.000             1.307                -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.010             1.030                -
                                                               2004        1.000             1.010                -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.153             1.250                -
                                                               2004        1.000             1.153                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.107             1.098                -
                                                               2004        1.000             1.107                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.098             1.097                -
                                                               2004        1.000             1.098                -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.085             1.108                -
                                                               2004        1.000             1.085                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.063                -

   Total Return Fund - Class II (12/03)                        2005        1.053             1.057                -
                                                               2004        1.000             1.053                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.993             0.996                   -
                                                               2004        1.000             0.993                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.054             1.115                   -
                                                               2004        1.000             1.054                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.064             1.113                   -
                                                               2004        1.000             1.064                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.071             1.080             102,530
                                                               2004        1.000             1.071                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084             1.107                 554
                                                               2004        1.000             1.084                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155             1.240             106,151
                                                               2004        1.000             1.155              63,377

Greenwich Street Series Fund

   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.052             1.124                 570
                                                               2004        1.000             1.052                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.046             1.069                 866
                                                               2004        1.000             1.046                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168             1.299              21,864
                                                               2004        1.000             1.168                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
 Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.991             0.978                   -
                                                               2004        1.000             0.991                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.032             1.023                   -
                                                               2004        1.000             1.032                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025             1.036                 879
                                                               2004        1.000             1.025                   -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.093                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.294             1.736                   -
                                                               2004        1.000             1.294                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.124             1.156              92,428
                                                               2004        1.000             1.124                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.997                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.176             1.236                   -
                                                               2004        1.000             1.176                   -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.089             1.125                   -
                                                               2004        1.000             1.089                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.040                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.080             1.087                 552
                                                               2004        1.000             1.080                   -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.084             1.074              24,990
                                                               2004        1.000             1.084                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.081                   -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034             1.066                   -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.045              38,446

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.169             1.313                   -
                                                               2004        1.000             1.169                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.142             1.199              89,189
                                                               2004        1.000             1.142                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.069             1.128                   -
                                                               2004        1.000             1.069                   -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.307             1.463              38,134
                                                               2004        1.000             1.307                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.009             1.029                   -
                                                               2004        1.000             1.009                   -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.153             1.249              22,146
                                                               2004        1.000             1.153                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.107             1.097                   -
                                                               2004        1.000             1.107                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.097             1.096              24,296
                                                               2004        1.000             1.097                   -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.085             1.107              48,119
                                                               2004        1.000             1.085                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026             1.062                   -

   Total Return Fund - Class II (12/03)                        2005        1.052             1.056                 861
                                                               2004        1.000             1.052                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/02)                               2005        0.976              0.978                -
                                                               2004        0.992              0.976                -
                                                               2003        1.000              0.992                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.068              1.129                -
                                                               2004        1.031              1.068                -
                                                               2003        1.000              1.031                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.153              1.205                -
                                                               2004        1.042              1.153                -
                                                               2003        1.000              1.042                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.116              1.124                -
                                                               2004        1.032              1.116                -
                                                               2003        1.000              1.032                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.292              1.318                -
                                                               2004        1.190              1.292                -
                                                               2003        1.000              1.190                -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.354              1.453                -
                                                               2004        1.173              1.354                -
                                                               2003        1.000              1.173                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (12/03)                                           2005        1.118              1.194                -
                                                               2004        1.056              1.118                -
                                                               2003        1.000              1.056                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.092              1.115                -
                                                               2004        1.052              1.092                -
                                                               2003        1.000              1.052                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.250             1.388                 -
                                                               2004        1.080             1.250                 -
                                                               2003        1.000             1.080                 -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.993             0.978                 -
                                                               2004        1.000             0.993                 -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.005             0.996                 -
                                                               2004        1.001             1.005                 -
                                                               2003        1.000             1.001                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.051             1.062                 -
                                                               2004        1.032             1.051                 -
                                                               2003        1.000             1.032                 -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000             1.000                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.990             1.092                 -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.299             1.742                 -
                                                               2004        1.124             1.299                 -
                                                               2003        1.000             1.124                 -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.201             1.234                 -
                                                               2004        1.063             1.201                 -
                                                               2003        1.000             1.063                 -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000             0.996                 -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.259             1.322                 -
                                                               2004        1.093             1.259                 -
                                                               2003        1.000             1.093                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.137             1.173                -
                                                               2004        1.052             1.137                -
                                                               2003        1.000             1.052                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010             1.039                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.066             1.071                -
                                                               2004        1.029             1.066                -
                                                               2003        1.000             1.029                -

   Pioneer High Yield VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.075             1.064                -
                                                               2004        1.024             1.075                -
                                                               2003        1.000             1.024                -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.056             1.081                -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (8/05)                                            2005        1.034             1.065                -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000             1.045                -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.259             1.413                -
                                                               2004        1.092             1.259                -
                                                               2003        1.000             1.092                -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.246             1.306                -
                                                               2004        1.051             1.246                -
                                                               2003        1.000             1.051                -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.086             1.144                -
                                                               2004        1.038             1.086                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.375              1.539                -
                                                               2004        1.043              1.375                -
                                                               2003        1.000              1.043                -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (5/04)                                                   2005        1.064              1.084                -
                                                               2004        1.040              1.064                -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.239              1.341                -
                                                               2004        1.061              1.239                -
                                                               2003        1.000              1.061                -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.144              1.132                -
                                                               2004        1.038              1.144                -
                                                               2003        1.000              1.038                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.095              1.093                -
                                                               2004        1.023              1.095                -
                                                               2003        1.000              1.023                -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.151              1.173                -
                                                               2004        1.061              1.151                -
                                                               2003        1.000              1.061                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026              1.062                -

   Total Return Fund - Class II (12/03)                        2005        1.096              1.099                -
                                                               2004        1.037              1.096                -
                                                               2003        1.000              1.037                -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS SEPARATE ACCOUNT TEN
                           FOR VARIABLE ANNUITIES
                                            OF
                           THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account Ten for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account Ten for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account Ten for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
                                     Shares
          Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
           Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
                                     Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
           Salomon Brothers Variable Aggressive Growth Fund - Class II
                                     Shares
                Salomon Brothers Variable All Cap Fund - Class II
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio

               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Ten for Variable
Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account Ten for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account Ten for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL
                                         APPRECIATION          HIGH YIELD           MANAGED           MONEY MARKET
                                             FUND              BOND TRUST         ASSETS TRUST         PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       992,098     $       148,887     $       107,089     $     1,401,370

  Receivables:
    Dividends ................                       --                  --                  --               2,604
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  992,098             148,887             107,089           1,403,974
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       51                   8                   6                  78
    Administrative fees ......                        4                   1                  --                   6
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       55                   9                   6                  84
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       992,043     $       148,878     $       107,083     $     1,403,890
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            AIM V.I.             AIM V.I.                          ALLIANCEBERNSTEIN
                                             CAPITAL             MID CAP            AIM V.I.           GROWTH AND
                                          APPRECIATION             CORE             PREMIER              INCOME
                                             FUND -           EQUITY FUND -      EQUITY FUND -        PORTFOLIO -
                                            SERIES II           SERIES II           SERIES I            CLASS B
                                        ---------------     ---------------     ---------------    ----------------
ASSETS:
  Investments at market value:          $       274,799     $       309,881     $     1,077,578     $     5,178,762

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  274,799             309,881           1,077,578           5,178,762
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       15                  18                  47                 257
    Administrative fees ......                        1                   1                   5                  21
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       16                  19                  52                 278
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       274,783     $       309,862     $     1,077,526     $     5,178,484
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

ALLIANCEBERNSTEIN         GLOBAL                                                     CREDIT SUISSE          DELAWARE
    LARGE-CAP             GROWTH               GROWTH           GROWTH-INCOME            TRUST              VIP REIT
     GROWTH               FUND -               FUND -              FUND -               EMERGING            SERIES -
   PORTFOLIO -           CLASS 2              CLASS 2              CLASS 2              MARKETS             STANDARD
     CLASS B              SHARES               SHARES              SHARES              PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$     7,035,361      $    35,143,365      $   101,610,918      $   101,740,037      $        97,229      $     2,905,175


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      7,035,361           35,143,365          101,610,918          101,740,037               97,229            2,905,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            269                1,606                4,859                4,851                    5                  155
             29                  144                  418                  418                   --                   12
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            298                1,750                5,277                5,269                    5                  167
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     7,035,063      $    35,141,615      $   101,605,641      $   101,734,768      $        97,224      $     2,905,008
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             DREYFUS VIF -           MERCURY             MERCURY
                                         DREYFUS VIF -         DEVELOPING             GLOBAL              VALUE
                                         APPRECIATION           LEADERS             ALLOCATION        OPPORTUNITIES
                                          PORTFOLIO -         PORTFOLIO -          V.I. FUND -         V.I. FUND -
                                        INITIAL SHARES       INITIAL SHARES         CLASS III           CLASS III
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       524,275     $     1,496,777     $     2,022,930     $     2,741,809

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  524,275           1,496,777           2,022,930           2,741,809
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       29                  75                 111                 142
    Administrative fees ......                        2                   6                   8                  11
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       31                  81                 119                 153
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       524,244     $     1,496,696     $     2,022,811     $     2,741,656
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          FRANKLIN             FRANKLIN
    FRANKLIN               RISING           SMALL-MID CAP                              TEMPLETON           TEMPLETON
     INCOME              DIVIDENDS              GROWTH           MUTUAL SHARES         DEVELOPING           FOREIGN
   SECURITIES            SECURITIES           SECURITIES          SECURITIES            MARKETS            SECURITIES
     FUND -                FUND -               FUND -              FUND -             SECURITIES            FUND -
    CLASS II              CLASS 2              CLASS 2              CLASS 2          FUND - CLASS 2         CLASS 2
     SHARES                SHARES               SHARES              SHARES               SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,165,710      $     1,027,695      $    11,531,178      $    19,889,378      $     7,540,156      $    22,315,496


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,165,710            1,027,695           11,531,178           19,889,378            7,540,156           22,315,496
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             57                   61                  538                1,023                  368                1,072
              5                    4                   47                   81                   31                   92
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             62                   65                  585                1,104                  399                1,164
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,165,648      $     1,027,630      $    11,530,593      $    19,888,274      $     7,539,757      $    22,314,332
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           TEMPLETON
                                            GROWTH                                 DIVERSIFIED         EQUITY INDEX
                                          SECURITIES                                STRATEGIC          PORTFOLIO -
                                        FUND - CLASS 2       APPRECIATION             INCOME             CLASS II
                                            SHARES             PORTFOLIO            PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     4,386,234     $    31,714,588     $    15,110,727     $    13,875,182

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                4,386,234          31,714,588          15,110,727          13,875,182
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      222               1,430                 672                 638
    Administrative fees ......                       18                 130                  63                  57
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      240               1,560                 735                 695
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     4,385,994     $    31,713,028     $    15,109,992     $    13,874,487
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         SALOMON              SALOMON              SALOMON
                         BROTHERS             BROTHERS            BROTHERS
                         VARIABLE             VARIABLE            VARIABLE                                 GLOBAL LIFE
                        AGGRESSIVE           AGGRESSIVE           GROWTH &              BALANCED             SCIENCES
  FUNDAMENTAL         GROWTH FUND -        GROWTH FUND -        INCOME FUND -         PORTFOLIO -          PORTFOLIO -
     VALUE               CLASS I              CLASS II             CLASS I              SERVICE              SERVICE
   PORTFOLIO              SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    43,839,795      $       836,406      $       722,733      $        85,442      $     1,382,083      $        61,133


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     43,839,795              836,406              722,733               85,442            1,382,083               61,133
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,969                   46                   42                    5                   77                    3
            180                    4                    3                   --                    6                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,149                   50                   45                    5                   83                    3
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    43,837,646      $       836,356      $       722,688      $        85,437      $     1,382,000      $        61,130
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GLOBAL              MID CAP           WORLDWIDE
                                           TECHNOLOGY             GROWTH             GROWTH              LAZARD
                                           PORTFOLIO -         PORTFOLIO -        PORTFOLIO -          RETIREMENT
                                             SERVICE             SERVICE            SERVICE            SMALL CAP
                                             SHARES               SHARES             SHARES            PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       123,212     $     3,333,108     $       262,939     $     3,191,096

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  123,212           3,333,108             262,939           3,191,096
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        7                 135                  15                 170
    Administrative fees ......                        1                  13                   1                  13
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        8                 148                  16                 183
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       123,204     $     3,332,960     $       262,923     $     3,190,913
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            OPPENHEIMER          OPPENHEIMER
                                              CAPITAL              GLOBAL             OPPENHEIMER
                                            APPRECIATION         SECURITIES           MAIN STREET         REAL RETURN
   GROWTH AND             MID-CAP            FUND/VA -            FUND/VA -            FUND/VA -          PORTFOLIO -
     INCOME                VALUE              SERVICE              SERVICE              SERVICE          ADMINISTRATIVE
    PORTFOLIO            PORTFOLIO             SHARES              SHARES                SHARES              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    12,083,654      $    18,260,592      $       141,948      $       391,117      $        58,618      $    15,025,136


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     12,083,654           18,260,592              141,948              391,117               58,618           15,025,136
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            649                  944                    8                   21                    3                  744
             50                   75                    1                    2                   --                   62
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            699                1,019                    9                   23                    3                  806
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    12,082,955      $    18,259,573      $       141,939      $       391,094      $        58,615      $    15,024,330
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                PIONEER
                                                                AMERICA             PIONEER             PIONEER
                                          TOTAL RETURN           INCOME             BALANCED          CULLEN VALUE
                                           PORTFOLIO -      VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -
                                         ADMINISTRATIVE         CLASS II            CLASS II            CLASS II
                                              CLASS              SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    64,253,175     $       264,935     $        95,997     $       142,678

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               64,253,175             264,935              95,997             142,678
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    3,109                  15                   5                   8
    Administrative fees ......                      265                   1                   1                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    3,374                  16                   6                   9
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    64,249,801     $       264,919     $        95,991     $       142,669
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER              PIONEER                                                        PIONEER              PIONEER
   EMERGING               EQUITY              PIONEER              PIONEER            GLOBAL HIGH             GROWTH
  MARKETS VCT           INCOME VCT           EUROPE VCT           FUND VCT             YIELD VCT            SHARES VCT
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       189,735      $       864,502      $        19,202      $       542,753      $        14,141      $        23,360


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        189,735              864,502               19,202              542,753               14,141               23,360
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             11                   49                    1                   31                    1                    2
              1                    3                   --                    2                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             12                   52                    1                   33                    1                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       189,723      $       864,450      $        19,201      $       542,720      $        14,140      $        23,358
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 PIONEER             PIONEER             PIONEER
                                                                IBBOTSON            IBBOTSON            IBBOTSON
                                            PIONEER            AGGRESSIVE            GROWTH             MODERATE
                                          HIGH YIELD         ALLOCATION VCT        ALLOCATION          ALLOCATION
                                        VCT PORTFOLIO -       PORTFOLIO -       VCT PORTFOLIO -     VCT PORTFOLIO -
                                           CLASS II             CLASS II            CLASS II            CLASS II
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,066,667     $        89,584     $       104,142     $       202,937

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,066,667              89,584             104,142             202,937
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       57                   5                   6                  11
    Administrative fees ......                        4                  --                  --                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       61                   5                   6                  12
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,066,606     $        89,579     $       104,136     $       202,925
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              PIONEER
    PIONEER              PIONEER             OAK RIDGE             PIONEER              PIONEER              PIONEER
 INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE           SMALL AND            SMALL CAP
   VALUE VCT            VALUE VCT            GROWTH VCT          SHARES VCT             MID CAP             VALUE VCT
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           GROWTH VCT          PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II            PORTFOLIO -            CLASS II
    SHARES                SHARES               SHARES              SHARES               CLASS II              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        42,609      $       390,931      $       413,021      $       206,039      $        81,839      $       273,702


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         42,609              390,931              413,021              206,039               81,839              273,702
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




              3                   22                   22                   11                    4                   15
             --                    2                    2                    1                   --                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              3                   24                   24                   12                    4                   16
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$        42,606      $       390,907      $       412,997      $       206,027      $        81,835      $       273,686
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            PIONEER             PIONEER
                                             SMALL             STRATEGIC            PIONEER            PUTNAM VT
                                            COMPANY            INCOME VCT          VALUE VCT           DISCOVERY
                                        VCT PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        GROWTH FUND -
                                           CLASS II             CLASS II            CLASS II            CLASS IB
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $        47,751     $     1,040,478     $       398,763     $       238,534

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                   47,751           1,040,478             398,763             238,534
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        2                  58                  23                  10
    Administrative fees ......                       --                   4                   2                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        2                  62                  25                  11
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $        47,749     $     1,040,416     $       398,738     $       238,523
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   PUTNAM VT            PUTNAM VT                                                                            SALOMON
 INTERNATIONAL          SMALL CAP                                                                            BROTHERS
 EQUITY FUND -         VALUE FUND -                                                    LARGE CAP             VARIABLE
   CLASS IB              CLASS IB          ALL CAP FUND -      INVESTORS FUND -      GROWTH FUND -        ALL CAP FUND -
    SHARES                SHARES              CLASS I              CLASS I              CLASS I              CLASS II
---------------      ---------------      ---------------      ----------------     ---------------      ---------------
$     3,425,292      $     8,487,244      $    15,483,639      $    13,243,707      $       452,066      $         1,821


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,425,292            8,487,244           15,483,639           13,243,707              452,066                1,821
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            170                  402                  681                  608                   23                   --
             14                   35                   64                   55                    2                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            184                  437                  745                  663                   25                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,425,108      $     8,486,807      $    15,482,894      $    13,243,044      $       452,041      $         1,821
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                      SMITH BARNEY
                                           SMALL CAP             TOTAL            SMITH BARNEY     PREMIER SELECTIONS
                                         GROWTH FUND -       RETURN FUND -     DIVIDEND STRATEGY        ALL CAP
                                            CLASS I             CLASS II           PORTFOLIO        GROWTH PORTFOLIO
                                        ---------------     ---------------    -----------------   ------------------
ASSETS:
  Investments at market value:          $    10,158,106     $       106,843     $     2,274,302     $     2,818,596

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               10,158,106             106,843           2,274,302           2,818,596
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      489                   6                 115                 132
    Administrative fees ......                       42                  --                   9                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      531                   6                 124                 144
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    10,157,575     $       106,837     $     2,274,178     $     2,818,452
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          MULTIPLE             MULTIPLE
    MULTIPLE             DISCIPLINE           DISCIPLINE           MULTIPLE
   DISCIPLINE           PORTFOLIO -          PORTFOLIO -          DISCIPLINE
   PORTFOLIO -            BALANCED              GLOBAL            PORTFOLIO -
     ALL CAP              ALL CAP              ALL CAP             LARGE CAP          AIM CAPITAL         CONVERTIBLE
   GROWTH AND            GROWTH AND           GROWTH AND          GROWTH AND          APPRECIATION         SECURITIES
      VALUE                VALUE                VALUE                VALUE             PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$   109,254,476      $    79,929,552      $    23,292,404      $    10,314,174      $     4,307,823      $     2,625,329


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

    109,254,476           79,929,552           23,292,404           10,314,174            4,307,823            2,625,329
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          5,734                4,194                1,198                  534                  175                  144
            449                  329                   96                   42                   18                   11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,183                4,523                1,294                  576                  193                  155
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$   109,248,293      $    79,925,029      $    23,291,110      $    10,313,598      $     4,307,630      $     2,625,174
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           DISCIPLINED
                                             MID CAP              EQUITY            FEDERATED           FEDERATED
                                              STOCK               INCOME            HIGH YIELD            STOCK
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,271,609     $    15,841,061     $     2,602,270     $       184,321

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,271,609          15,841,061           2,602,270             184,321
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       66                 743                 136                   9
    Administrative fees ......                        5                  65                  11                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       71                 808                 147                  10
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,271,538     $    15,840,253     $     2,602,123     $       184,311
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          MANAGED              MANAGED              MANAGED             MANAGED             MANAGED
                         ALLOCATION           ALLOCATION          ALLOCATION           ALLOCATION          ALLOCATION
                          SERIES:              SERIES:              SERIES:             SERIES:             SERIES:
   LARGE CAP             AGGRESSIVE          CONSERVATIVE          MODERATE       MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------    -------------------  ---------------------
$     6,550,824      $       461,323      $       360,802      $     2,009,992      $     4,979,158      $        38,189


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,550,824              461,323              360,802            2,009,992            4,979,158               38,189
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            267                   25                   19                  104                  248                    2
             27                    2                    2                    9                   20                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            294                   27                   21                  113                  268                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,550,530      $       461,296      $       360,781      $     2,009,879      $     4,978,890      $        38,187
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   MFS
                                             MERCURY             MID CAP              MFS
                                            LARGE CAP             GROWTH          TOTAL RETURN            MFS
                                         CORE PORTFOLIO         PORTFOLIO          PORTFOLIO        VALUE PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     3,042,885     $     5,980,694     $    67,693,808     $     2,288,971

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                3,042,885           5,980,694          67,693,808           2,288,971
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      136                 249               3,162                 110
    Administrative fees ......                       12                  25                 278                   9
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      148                 274               3,440                 119
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     3,042,737     $     5,980,420     $    67,690,368     $     2,288,852
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                               STYLE
    MONDRIAN                                   PIONEER              PIONEER                                FOCUS SERIES:
  INTERNATIONAL          PIONEER               MID CAP             STRATEGIC           STRATEGIC             SMALL CAP
      STOCK                FUND                 VALUE               INCOME               EQUITY                GROWTH
    PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     6,788,117      $     1,561,839      $        77,340      $     1,849,467      $     7,870,007      $        35,181


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,788,117            1,561,839               77,340            1,849,467            7,870,007               35,181
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            343                   78                    5                   89                  304                    2
             28                    7                   --                    7                   33                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            371                   85                    5                   96                  337                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,787,746      $     1,561,754      $        77,335      $     1,849,371      $     7,869,670      $        35,179
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             STYLE
                                         FOCUS SERIES:         TRAVELERS            TRAVELERS              U.S.
                                           SMALL CAP            MANAGED              QUALITY            GOVERNMENT
                                             VALUE               INCOME                BOND             SECURITIES
                                           PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $        31,928     $    16,744,810     $     2,323,642     $        68,273

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                   31,928          16,744,810           2,323,642              68,273
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        2                 776                 120                   4
    Administrative fees ......                       --                  69                   9                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        2                 845                 129                   4
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $        31,926     $    16,743,965     $     2,323,513     $        68,269
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                             SB
                         ADJUSTABLE                                                   SMITH BARNEY
                        RATE INCOME          SMITH BARNEY                            INTERNATIONAL          SMITH BARNEY
   VAN KAMPEN           PORTFOLIO -           AGGRESSIVE         SMITH BARNEY           ALL CAP              LARGE CAP
   ENTERPRISE             CLASS I               GROWTH            HIGH INCOME            GROWTH                VALUE
    PORTFOLIO              SHARES             PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     2,436,615      $     5,087,150      $    67,568,517      $    24,073,550      $     2,952,459      $     8,233,958


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,436,615            5,087,150           67,568,517           24,073,550            2,952,459            8,233,958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             94                  256                3,101                1,156                  113                  311
             10                   21                  278                   99                   12                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            104                  277                3,379                1,255                  125                  345
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,436,511      $     5,086,873      $    67,565,138      $    24,072,295      $     2,952,334      $     8,233,613
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          SMITH BARNEY
                                              LARGE            SMITH BARNEY                             COMSTOCK
                                         CAPITALIZATION          MID CAP          SMITH BARNEY        PORTFOLIO -
                                             GROWTH                CORE           MONEY MARKET          CLASS II
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    26,026,877     $    15,995,198     $    15,323,025     $     4,762,563

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               26,026,877          15,995,198          15,323,025           4,762,563
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,162                 698                 688                 261
    Administrative fees ......                      107                  66                  63                  20
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    1,269                 764                 751                 281
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    26,025,608     $    15,994,434     $    15,322,274     $     4,762,282
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                             DYNAMIC
    EMERGING                                 SMITH BARNEY                                                    CAPITAL
     GROWTH              ENTERPRISE           SMALL CAP         CONTRAFUND(R)        CONTRAFUND(R)         APPRECIATION
   PORTFOLIO -          PORTFOLIO -             GROWTH            PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
     CLASS I              CLASS II          OPPORTUNITIES           SERVICE              SERVICE             SERVICE
     SHARES                SHARES             PORTFOLIO              CLASS               CLASS 2             CLASS 2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     6,449,082      $       116,694      $     7,504,015      $    15,252,852      $     3,766,648      $       382,885


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,449,082              116,694            7,504,015           15,252,852            3,766,648              382,885
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            252                    6                  368                  708                  204                   20
             26                    1                   31                   63                   15                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            278                    7                  399                  771                  219                   21
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,448,804      $       116,687      $     7,503,616      $    15,252,081      $     3,766,429      $       382,864
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                December 31, 2005

                                            MID CAP
                                          PORTFOLIO -
                                            SERVICE
                                            CLASS 2
                                        ---------------
ASSETS:
  Investments at market value:          $    19,747,179

  Receivables:
    Dividends ................                       --
                                        ---------------

      Total Assets ...........               19,747,179
                                        ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      982
    Administrative fees ......                       81
                                        ---------------

      Total Liabilities ......                    1,063
                                        ---------------

NET ASSETS:                             $    19,746,116
                                        ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            CAPITAL
                                                          APPRECIATION        HIGH YIELD          MANAGED          MONEY MARKET
                                                              FUND            BOND TRUST        ASSETS TRUST        PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $             8    $             2    $        44,691
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  13,651              2,796                469             30,971
  Administrative fees .........................                   1,107                217                 35              2,384
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  14,758              3,013                504             33,355
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (14,758)            (3,005)              (502)            11,336
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 87                 --
    Realized gain (loss) on sale of investments                  35,175               (298)               520                 --
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  35,175               (298)               607                 --
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 103,427              3,327                 70                 --
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       123,844    $            24    $           175    $        11,336
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            AIM V.I.           AIM V.I.                         ALLIANCEBERNSTEIN
                                                            CAPITAL             MID CAP           AIM V.I.          GROWTH AND
                                                          APPRECIATION           CORE             PREMIER             INCOME
                                                             FUND -          EQUITY FUND -     EQUITY FUND -       PORTFOLIO -
                                                           SERIES II           SERIES II          SERIES I           CLASS B
                                                        ---------------    ---------------    ---------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $           867    $         9,073    $        65,054
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   4,699              5,854             18,578             92,170
  Administrative fees .........................                     350                423              1,734              7,668
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                   5,049              6,277             20,312             99,838
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  (5,049)            (5,410)           (11,239)           (34,784)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --              9,433                 --                 --
    Realized gain (loss) on sale of investments                     900                656             42,550            105,038
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                     900             10,089             42,550            105,038
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  21,344              9,674              2,849             67,643
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        17,195    $        14,353    $        34,160    $       137,897
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

ALLIANCEBERNSTEIN                                                                    CREDIT SUISSE          DELAWARE
    LARGE-CAP          GLOBAL GROWTH                             GROWTH-INCOME           TRUST              VIP REIT
     GROWTH                FUND -           GROWTH FUND -           FUND -              EMERGING            SERIES -
   PORTFOLIO -            CLASS 2              CLASS 2              CLASS 2             MARKETS             STANDARD
     CLASS B               SHARES               SHARES              SHARES             PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $       215,403      $       653,233      $     1,321,178      $         1,151      $        50,317
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         93,203              531,602            1,593,528            1,709,630                2,366               52,156
         10,042               47,922              137,206              147,607                  206                4,020
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        103,245              579,524            1,730,734            1,857,237                2,572               56,176
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (103,245)            (364,121)          (1,077,501)            (536,059)              (1,421)              (5,859)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --              404,401                   --              152,488
       (404,259)             438,292              718,075            1,018,673               39,773              119,763
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (404,259)             438,292              718,075            1,423,074               39,773              272,251
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,321,518            3,746,005           12,910,809            2,988,898               (7,402)            (140,561)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       814,014      $     3,820,176      $    12,551,383      $     3,875,913      $        30,950      $       125,831
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             DREYFUS VIF -
                                                         DREYFUS VIF -        DEVELOPING          MERCURY             MERCURY
                                                          APPRECIATION          LEADERS            GLOBAL              VALUE
                                                          PORTFOLIO -         PORTFOLIO -        ALLOCATION        OPPORTUNITIES
                                                            INITIAL             INITIAL         V.I. FUND -         V.I. FUND -
                                                             SHARES             SHARES           CLASS III           CLASS III
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            89    $            --    $        47,660    $        17,237
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   9,946             29,028             36,944             40,524
  Administrative fees .........................                     755              2,382              2,764              3,160
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  10,701             31,410             39,708             43,684
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (10,612)           (31,410)             7,952            (26,447)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --          1,069,738
    Realized gain (loss) on sale of investments                   2,978             63,362             15,916            (20,872)
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   2,978             63,362             15,916          1,048,866
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  18,890             24,890            128,776           (809,931)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        11,256    $        56,842    $       152,644    $       212,488
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          FRANKLIN             FRANKLIN                                TEMPLETON
    FRANKLIN               RISING             SMALL-MID             MUTUAL             DEVELOPING           TEMPLETON
     INCOME              DIVIDENDS            CAP GROWTH            SHARES              MARKETS              FOREIGN
   SECURITIES            SECURITIES           SECURITIES          SECURITIES           SECURITIES           SECURITIES
     FUND -                FUND -               FUND -              FUND -               FUND -               FUND -
    CLASS II              CLASS 2              CLASS 2              CLASS 2             CLASS 2              CLASS 2
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         8,381      $         7,453      $            --      $       164,837      $        69,825      $       243,038
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,506               15,766              200,108              340,158              101,135              358,694
            692                1,113               17,660               27,320                8,509               30,764
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          9,198               16,879              217,768              367,478              109,644              389,458
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (817)              (9,426)            (217,768)            (202,641)             (39,819)            (146,420)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            727                5,084                   --               61,746                   --                   --
           (483)                 798              181,627              233,063              207,114              273,488
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            244                5,882              181,627              294,809              207,114              273,488
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (12,621)              25,792              323,752            1,440,668            1,105,745            1,593,414
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (13,194)     $        22,248      $       287,611      $     1,532,836      $     1,273,040      $     1,720,482
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           TEMPLETON
                                                             GROWTH
                                                           SECURITIES                           DIVERSIFIED        EQUITY INDEX
                                                             FUND -                              STRATEGIC         PORTFOLIO -
                                                            CLASS 2          APPRECIATION          INCOME            CLASS II
                                                             SHARES           PORTFOLIO          PORTFOLIO            SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        39,012    $       267,721    $       850,161    $       169,665
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  65,965            527,804            264,511            242,980
  Administrative fees .........................                   5,336             48,309             24,566             21,835
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  71,301            576,113            289,077            264,815
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (32,289)          (308,392)           561,084            (95,150)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --                 --
    Realized gain (loss) on sale of investments                  56,354            432,093             25,223            301,325
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  56,354            432,093             25,223            301,325
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 240,453            641,158           (464,710)           105,335
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       264,518    $       764,859    $       121,597    $       311,510
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          SALOMON              SALOMON
                          BROTHERS             BROTHERS        SALOMON BROTHERS
                          VARIABLE             VARIABLE            VARIABLE                                 GLOBAL LIFE
                         AGGRESSIVE           AGGRESSIVE           GROWTH &             BALANCED              SCIENCES
   FUNDAMENTAL         GROWTH FUND -        GROWTH FUND -        INCOME FUND -        PORTFOLIO -           PORTFOLIO -
      VALUE               CLASS I              CLASS II             CLASS I             SERVICE               SERVICE
    PORTFOLIO              SHARES               SHARES              SHARES               SHARES                SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       406,992      $            --      $            --      $           308      $        27,831      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        725,505               15,457               13,618                1,645               26,968                1,191
         66,532                1,151                  976                  124                2,000                   88
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        792,037               16,608               14,594                1,769               28,968                1,279
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (385,045)             (16,608)             (14,594)              (1,461)              (1,137)              (1,279)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



      2,556,278                   --                   --                   --                   --                   --
        676,540                8,308                2,820                  559                9,996                  958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,232,818                8,308                2,820                  559                9,996                  958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,594,444)              68,090               63,148                2,041               62,917                5,990
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,253,329      $        59,790      $        51,374      $         1,139      $        71,776      $         5,669
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              GLOBAL            MID CAP          WORLDWIDE
                                                            TECHNOLOGY          GROWTH             GROWTH              LAZARD
                                                           PORTFOLIO -        PORTFOLIO -       PORTFOLIO -          RETIREMENT
                                                             SERVICE            SERVICE           SERVICE            SMALL CAP
                                                              SHARES            SHARES             SHARES            PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $         3,140    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   2,344             45,923              5,276             59,129
  Administrative fees .........................                     181              4,692                386              4,593
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                   2,525             50,615              5,662             63,722
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  (2,525)           (50,615)            (2,522)           (63,722)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --            226,557
    Realized gain (loss) on sale of investments                   5,109            (35,281)             3,447             49,930
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   5,109            (35,281)             3,447            276,487
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   4,953            386,026              6,949           (144,288)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         7,537    $       300,130    $         7,874    $        68,477
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             OPPENHEIMER          OPPENHEIMER
                                               CAPITAL              GLOBAL            OPPENHEIMER
                                             APPRECIATION         SECURITIES          MAIN STREET          REAL RETURN
   GROWTH AND             MID-CAP             FUND/VA -            FUND/VA -           FUND/VA -           PORTFOLIO -
     INCOME                VALUE               SERVICE              SERVICE             SERVICE           ADMINISTRATIVE
    PORTFOLIO            PORTFOLIO              SHARES              SHARES               SHARES              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       116,104      $        78,037      $           956      $         2,527      $            93      $       413,995
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        230,046              306,958                2,704                6,359                  500              270,016
         17,545               24,290                  201                  483                   45               22,339
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        247,591              331,248                2,905                6,842                  545              292,355
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (131,487)            (253,211)              (1,949)              (4,315)                (452)             121,640
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        709,377            1,066,295                   --                   --                   --              162,718
         96,293              129,894                  127                1,856                  208               79,809
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        805,670            1,196,189                  127                1,856                  208              242,527
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (519,852)             131,001                5,843               42,433                2,636             (321,194)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       154,331      $     1,073,979      $         4,021      $        39,974      $         2,392      $        42,973
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                PIONEER
                                                                                AMERICA           PIONEER            PIONEER
                                                          TOTAL RETURN        INCOME VCT          BALANCED         CULLEN VALUE
                                                          PORTFOLIO -         PORTFOLIO -     VCT PORTFOLIO -    VCT PORTFOLIO -
                                                         ADMINISTRATIVE        CLASS II           CLASS II           CLASS II
                                                             CLASS              SHARES             SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $     2,281,359    $        10,991    $         1,390    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................               1,173,719              4,918              1,625              1,358
  Administrative fees .........................                 100,603                370                119                 99
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................               1,274,322              5,288              1,744              1,457
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............               1,007,037              5,703               (354)            (1,457)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               1,025,198                 --                 --                 --
    Realized gain (loss) on sale of investments                 171,517               (407)                71                 78
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................               1,196,715               (407)                71                 78
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................              (1,843,318)            (6,143)             1,395             10,487
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       360,434    $          (847)   $         1,112    $         9,108
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     PIONEER              PIONEER                                                       PIONEER              PIONEER
    EMERGING               EQUITY              PIONEER              PIONEER              GLOBAL               GROWTH
   MARKETS VCT           INCOME VCT           EUROPE VCT           FUND VCT            HIGH YIELD           SHARES VCT
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -       VCT PORTFOLIO -        PORTFOLIO -
    CLASS II              CLASS II             CLASS II            CLASS II             CLASS II             CLASS II
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           763      $        16,668      $            88      $         5,460      $           387      $           134
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,332               15,565                  312                9,867                  143                  481
            233                1,146                   28                  723                    9                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          3,565               16,711                  340               10,590                  152                  515
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,802)                 (43)                (252)              (5,130)                 235                 (381)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
          5,619                7,281                   66                1,601                    1                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          5,619                7,281                   66                1,601                    1                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         47,756               14,656                1,245               23,727                  107                  543
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        50,573      $        21,894      $         1,059      $        20,198      $           343      $           196
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               PIONEER            PIONEER            PIONEER
                                                                              IBBOTSON            IBBOTSON           IBBOTSON
                                                            PIONEER          AGGRESSIVE            GROWTH            MODERATE
                                                           HIGH YIELD        ALLOCATION          ALLOCATION         ALLOCATION
                                                        VCT PORTFOLIO -    VCT PORTFOLIO -    VCT PORTFOLIO -    VCT PORTFOLIO -
                                                            CLASS II          CLASS II            CLASS II           CLASS II
                                                             SHARES            SHARES              SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        49,645    $            --    $            --    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  18,348                690                381              1,018
  Administrative fees .........................                   1,422                 47                 25                 73
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  19,770                737                406              1,091
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  29,875               (737)              (406)            (1,091)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  33,080                 --                 --                 --
    Realized gain (loss) on sale of investments                  (2,952)                 3                  9                475
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  30,128                  3                  9                475
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 (61,499)             2,545              3,062              3,443
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        (1,496)   $         1,811    $         2,665    $         2,827
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               PIONEER
     PIONEER              PIONEER             OAK RIDGE             PIONEER                                  PIONEER
  INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE           PIONEER             SMALL CAP
    VALUE VCT            VALUE VCT            GROWTH VCT          SHARES VCT         SMALL AND MID          VALUE VCT
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          CAP GROWTH          PORTFOLIO -
    CLASS II              CLASS II             CLASS II            CLASS II         VCT PORTFOLIO -          CLASS II
     SHARES                SHARES               SHARES              SHARES              CLASS II              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            23      $           484      $           514      $         5,144      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            793                5,400                6,413                2,886                1,282                3,008
             56                  395                  507                  222                  102                  225
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            849                5,795                6,920                3,108                1,384                3,233
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (826)              (5,311)              (6,406)               2,036               (1,384)              (3,233)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               13,862                   --                5,409                   --                4,403
            263                2,608                  924                3,124                   44                  829
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            263               16,470                  924                8,533                   44                5,232
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          5,419                1,361               33,374               10,814                3,851                9,557
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         4,856      $        12,520      $        27,892      $        21,383      $         2,511      $        11,556
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            PIONEER             PIONEER
                                                             SMALL             STRATEGIC          PIONEER           PUTNAM VT
                                                            COMPANY           INCOME VCT         VALUE VCT          DISCOVERY
                                                        VCT PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       GROWTH FUND -
                                                            CLASS II           CLASS II           CLASS II           CLASS IB
                                                             SHARES             SHARES             SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $        50,099    $           287    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                     652             18,112              7,027              4,890
  Administrative fees .........................                      50              1,347                512                456
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                     702             19,459              7,539              5,346
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                    (702)            30,640             (7,252)            (5,346)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   2,883             13,578              2,171                 --
    Realized gain (loss) on sale of investments                      16              2,009                854             56,064
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   2,899             15,587              3,025             56,064
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  (2,238)           (43,306)            12,321            (46,108)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $           (41)   $         2,921    $         8,094    $         4,610
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   PUTNAM VT I           PUTNAM VT                                                                           SALOMON
  NTERNATIONAL           SMALL CAP                                                                           BROTHERS
  EQUITY FUND -         VALUE FUND -                                                   LARGE CAP             VARIABLE
    CLASS IB              CLASS IB         ALL CAP FUND -      INVESTORS FUND -      GROWTH FUND -        ALL CAP FUND -
     SHARES                SHARES             CLASS I              CLASS I              CLASS I              CLASS II
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        47,940      $        14,517      $       132,495      $       155,193      $            74      $            11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         58,970              142,910              275,378              225,326                9,002                   25
          4,901               12,396               25,477               20,228                  733                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         63,871              155,306              300,855              245,554                9,735                   27
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (15,931)            (140,789)            (168,360)             (90,361)              (9,661)                 (16)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              471,090               10,915                   --                   --                    1
        128,888              314,052              639,847              417,884                5,117                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        128,888              785,142              650,762              417,884                5,117                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        203,158             (223,379)            (237,705)             278,774               15,014                   75
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       316,115      $       420,974      $       244,697      $       606,297      $        10,470      $            61
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   SMITH BARNEY
                                                                                                                     PREMIER
                                                                                                SMITH BARNEY        SELECTIONS
                                                            SMALL CAP           TOTAL             DIVIDEND           ALL CAP
                                                          GROWTH FUND -     RETURN FUND -         STRATEGY            GROWTH
                                                             CLASS I          CLASS II           PORTFOLIO          PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $         1,766    $        47,543    $         3,391
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                 156,702              1,836             45,833             47,215
  Administrative fees .........................                  13,354                143              3,715              4,143
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                 170,056              1,979             49,548             51,358
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                (170,056)              (213)            (2,005)           (47,967)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 801,553                673                 --                 --
    Realized gain (loss) on sale of investments                 207,045                 77             29,095             25,448
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................               1,008,598                750             29,095             25,448
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                (586,110)             1,200            (82,373)           137,743
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       252,432    $         1,737    $       (55,283)   $       115,224
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          MULTIPLE             MULTIPLE
    MULTIPLE             DISCIPLINE           DISCIPLINE           MULTIPLE
   DISCIPLINE           PORTFOLIO -          PORTFOLIO -          DISCIPLINE
   PORTFOLIO -            BALANCED              GLOBAL            PORTFOLIO -
     ALL CAP              ALL CAP              ALL CAP             LARGE CAP          AIM CAPITAL          CONVERTIBLE
   GROWTH AND            GROWTH AND           GROWTH AND          GROWTH AND          APPRECIATION          SECURITIES
      VALUE                VALUE                VALUE                VALUE             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       383,469      $       939,234      $       160,612      $        64,590      $         9,126      $        73,469
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      2,113,431            1,561,875              395,133              204,485               62,790               67,615
        166,057              122,885               31,780               16,368                6,325                5,273
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,279,488            1,684,760              426,913              220,853               69,115               72,888
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (1,896,019)            (745,526)            (266,301)            (156,263)             (59,989)                 581
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



      2,150,943              698,689              239,937              138,303                   --               50,441
      1,592,607              981,504              284,038              176,062               56,899              105,795
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,743,550            1,680,193              523,975              314,365               56,899              156,236
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,374,126              744,284              733,895               10,310              278,373             (215,461)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     3,221,657      $     1,678,951      $       991,569      $       168,412      $       275,283      $       (58,644)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          DISCIPLINED
                                                            MID CAP                              FEDERATED
                                                             STOCK              EQUITY           HIGH YIELD         FEDERATED
                                                           PORTFOLIO       INCOME PORTFOLIO      PORTFOLIO       STOCK PORTFOLIO
                                                        ---------------    ----------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $            --    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  22,263            276,456             53,075              3,358
  Administrative fees .........................                   1,773             24,206              4,203                266
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  24,036            300,662             57,278              3,624
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (24,036)          (300,662)           (57,278)            (3,624)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  13,346            240,533                 --                 --
    Realized gain (loss) on sale of investments                  16,752            354,322             15,241                840
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  30,098            594,855             15,241                840
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 110,662            159,780             54,609              8,810
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       116,724    $       453,973    $        12,572    $         6,026
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               MANAGED              MANAGED             MANAGED             MANAGED
                          MANAGED             ALLOCATION          ALLOCATION           ALLOCATION          ALLOCATION
                     ALLOCATION SERIES:        SERIES:              SERIES:             SERIES:             SERIES:
   LARGE CAP             AGGRESSIVE          CONSERVATIVE          MODERATE       MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------    -------------------  ---------------------
$            --      $            --      $         2,023      $         9,248      $        22,162      $           171
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         90,009                3,058                2,654                8,848               43,560                  197
          9,120                  237                  197                  773                3,662                   13
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         99,129                3,295                2,851                9,621               47,222                  210
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (99,129)              (3,295)                (828)                (373)             (25,060)                 (39)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                  560                  666                1,492                2,423                   16
          2,766                2,862               (1,831)                 310                9,060                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,766                3,422               (1,165)               1,802               11,483                   18
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        500,004               20,458                1,511               36,423              265,421                  526
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       403,641      $        20,585      $          (482)     $        37,852      $       251,844      $           505
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             MERCURY              MFS               MFS                 MFS
                                                            LARGE CAP          EMERGING           MID CAP              TOTAL
                                                               CORE             GROWTH             GROWTH              RETURN
                                                            PORTFOLIO          PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $            --    $     1,467,768
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  48,546             10,360             78,049          1,161,319
  Administrative fees .........................                   4,487              1,103              7,659            102,799
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  53,033             11,463             85,708          1,264,118
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (53,033)           (11,463)           (85,708)           203,650
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --          3,188,456
    Realized gain (loss) on sale of investments                  (1,336)        (2,847,834)            39,425            462,406
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  (1,336)        (2,847,834)            39,425          3,650,862
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 343,723          2,711,524            303,884         (3,125,910)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       289,354    $      (147,773)   $       257,601    $       728,602
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         MONDRIAN I                                 PIONEER             PIONEER
      MFS               NTERNATIONAL          PIONEER               MID CAP            STRATEGIC            STRATEGIC
     VALUE                 STOCK                FUND                 VALUE               INCOME               EQUITY
   PORTFOLIO             PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        25,412      $         3,260      $            --      $           165      $        74,397      $        47,424
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         22,853              112,042               27,232                  617               24,808              112,848
          1,898                9,099                2,210                   43                2,074               11,979
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         24,751              121,141               29,442                  660               26,882              124,827
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            661             (117,881)             (29,442)                (495)              47,515              (77,403)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         89,131                   --                   --                1,271                   --                   --
         12,534               56,674               19,794                    5                2,643             (397,448)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        101,665               56,674               19,794                1,276                2,643             (397,448)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (36,193)             531,783               72,125                  834              (22,010)             459,025
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        66,133      $       470,576      $        62,477      $         1,615      $        28,148      $       (15,826)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             STYLE              STYLE
                                                         FOCUS SERIES:      FOCUS SERIES:         TRAVELERS          TRAVELERS
                                                           SMALL CAP          SMALL CAP            MANAGED            QUALITY
                                                             GROWTH             VALUE               INCOME              BOND
                                                           PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $           123    $       613,756    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                     283                148            305,121             48,930
  Administrative fees .........................                      20                 11             27,239              3,931
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                     303                159            332,360             52,861
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                    (303)               (36)           281,396            (52,861)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     653                326                 --                 --
    Realized gain (loss) on sale of investments                      75                  2           (172,736)           (20,403)
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                     728                328           (172,736)           (20,403)
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   1,507                351           (202,275)            61,973
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         1,932    $           643    $       (93,615)   $       (11,291)
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 SB
                                             ADJUSTABLE                                                    SMITH BARNEY
      U.S.                                  RATE INCOME         SMITH BARNEY                              INTERNATIONAL
   GOVERNMENT            VAN KAMPEN         PORTFOLIO -          AGGRESSIVE          SMITH BARNEY            ALL CAP
   SECURITIES            ENTERPRISE           CLASS I              GROWTH            HIGH INCOME              GROWTH
    PORTFOLIO            PORTFOLIO             SHARES             PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $         2,398      $       151,927      $            --      $     1,917,757      $        38,749
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,327               34,515               93,466            1,060,274              442,535               36,592
             93                3,658                7,677               95,245               37,928                4,000
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,420               38,173              101,143            1,155,519              480,463               40,592
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (1,420)             (35,775)              50,784           (1,155,519)           1,437,294               (1,843)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             57                   --                   --                1,949                   --                   --
            219             (211,411)               5,899              722,978               49,460              126,867
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            276             (211,411)               5,899              724,927               49,460              126,867
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          2,167              392,580              (38,241)           6,401,261           (1,321,639)             134,944
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,023      $       145,394      $        18,442      $     5,970,669      $       165,115      $       259,968
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             SMITH BARNEY
                                                          SMITH BARNEY           LARGE           SMITH BARNEY
                                                           LARGE CAP        CAPITALIZATION         MID CAP         SMITH BARNEY
                                                             VALUE              GROWTH               CORE          MONEY MARKET
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       129,980    $        34,460    $        96,327    $       430,571
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                 115,979            431,718            251,303            251,429
  Administrative fees .........................                  12,548             39,538             23,653             23,549
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                 128,527            471,256            274,956            274,978
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                   1,453           (436,796)          (178,629)           155,593
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --          1,159,565                 --
    Realized gain (loss) on sale of investments                  23,803            156,885            315,240                 --
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  23,803            156,885          1,474,805                 --
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 360,366          1,061,442           (328,736)                --
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       385,622    $       781,531    $       967,440    $       155,593
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               EMERGING                               SMITH BARNEY
     SOCIAL               COMSTOCK              GROWTH            ENTERPRISE           SMALL CAP           CONTRAFUND(R)
    AWARENESS           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            GROWTH            PORTFOLIO -
      STOCK               CLASS II             CLASS I             CLASS II          OPPORTUNITIES           SERVICE
    PORTFOLIO              SHARES               SHARES              SHARES             PORTFOLIO              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $        47,809      $        17,896      $           462      $            --      $        23,502
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


              8               99,379               92,383                1,843              114,668              213,718
              1                7,503                9,741                  149                9,590               19,210
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              9              106,882              102,124                1,992              124,258              232,928
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             (9)             (59,073)             (84,228)              (1,530)            (124,258)            (209,426)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              165,547                   --                   --              731,065                2,137
           (247)             139,504             (672,178)                 300              104,119              207,681
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (247)             305,051             (672,178)                 300              835,184              209,818
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


             --             (150,248)           1,115,435                6,791             (536,594)           1,855,582
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$          (256)     $        95,730      $       359,029      $         5,561      $       174,332      $     1,855,974
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 DYNAMIC
                                                                                 CAPITAL
                                                         CONTRAFUND(R)        APPRECIATION             MID CAP
                                                          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                                            SERVICE              SERVICE               SERVICE
                                                            CLASS 2              CLASS 2               CLASS 2
                                                        ---------------      ---------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................         $         4,415      $            --      $            --
                                                        ---------------      ---------------      ---------------

EXPENSES:
  Insurance charges ...........................                  66,238                5,840              315,739
  Administrative fees .........................                   5,078                  479               26,079
                                                        ---------------      ---------------      ---------------

    Total expenses ............................                  71,316                6,319              341,818
                                                        ---------------      ---------------      ---------------

      Net investment income (loss) ............                 (66,901)              (6,319)            (341,818)
                                                        ---------------      ---------------      ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     631                   --              268,497
    Realized gain (loss) on sale of investments                 112,554                9,125              590,284
                                                        ---------------      ---------------      ---------------

      Realized gain (loss) ....................                 113,185                9,125              858,781
                                                        ---------------      ---------------      ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 406,791               55,392            2,025,213
                                                        ---------------      ---------------      ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       453,075      $        58,198      $     2,542,176
                                                        ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                       HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                  BOND TRUST                   ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (14,758)   $    (8,643)   $    (3,005)   $     4,354    $      (502)   $       256
  Realized gain (loss) ..................        35,175         13,627           (298)            20            607            118
  Change in unrealized gain (loss)
    on investments ......................       103,427         71,146          3,327         (1,239)            70            233
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       123,844         76,130             24          3,135            175            607
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       171,706         66,156         61,744         70,992          2,000          3,070
  Participant transfers from other
    funding options .....................       319,102         18,140         64,004            502        190,767         10,464
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (208)          (144)           (23)            --             --             --
  Contract surrenders ...................      (116,091)       (13,734)          (950)            --             --             --
  Participant transfers to other
    funding options .....................       (30,422)        (6,143)       (50,454)           (96)      (100,000)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............          (146)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       343,941         64,275         74,321         71,398         92,767         13,534
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       467,785        140,405         74,345         74,533         92,942         14,141


NET ASSETS:
    Beginning of year ...................       524,258        383,853         74,533             --         14,141             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   992,043    $   524,258    $   148,878    $    74,533    $   107,083    $    14,141
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  AIM V.I.
                                                                                 AIM V.I. CAPITAL               MID CAP CORE
                                                       MONEY                   APPRECIATION FUND -             EQUITY FUND -
                                                  MARKET PORTFOLIO                  SERIES II                    SERIES II
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    11,336    $   (17,944)   $    (5,049)   $    (1,695)   $    (5,410)   $    (2,927)
  Realized gain (loss) ..................            --             --            900             39         10,089         11,196
  Change in unrealized gain (loss)
    on investments ......................            --             --         21,344         14,878          9,674         10,244
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        11,336        (17,944)        17,195         13,222         14,353         18,513
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        74,214      1,404,563         52,978        100,481         13,031        131,333
  Participant transfers from other
    funding options .....................     3,426,118      1,268,160         47,066         65,756         31,997        113,184
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (284)          (316)           (50)           (16)           (37)           (14)
  Contract surrenders ...................      (684,518)      (105,274)        (7,964)        (2,400)        (3,143)        (4,210)
  Participant transfers to other
    funding options .....................    (3,369,282)    (2,799,221)        (1,850)          (351)        (4,028)        (1,117)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (29,227)      (106,401)        (9,284)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (582,979)      (338,489)        80,896        163,470         37,820        239,176
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (571,643)      (356,433)        98,091        176,692         52,173        257,689


NET ASSETS:
    Beginning of year ...................     1,975,533      2,331,966        176,692             --        257,689             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,403,890    $ 1,975,533    $   274,783    $   176,692    $   309,862    $   257,689
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                 ALLIANCEBERNSTEIN
           AIM V.I.                 ALLIANCEBERNSTEIN                LARGE-CAP
           PREMIER                      GROWTH AND                     GROWTH                        GLOBAL
        EQUITY FUND -               INCOME PORTFOLIO -              PORTFOLIO -                  GROWTH FUND -
           SERIES I                      CLASS B                      CLASS B                    CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    (11,239)  $    (17,961)  $    (34,784)  $    (51,944)  $   (103,245)  $   (102,849)  $   (364,121)  $   (328,046)
      42,550         20,783        105,038         38,145       (404,259)      (402,022)       438,292         50,718

       2,849         41,064         67,643        410,048      1,321,518        944,261      3,746,005      3,148,957
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      34,160         43,886        137,897        396,249        814,014        439,390      3,820,176      2,871,629
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         467         35,568        165,084        527,347         25,673        356,829      1,095,594      3,586,121

       1,736         20,619        486,882        602,756        162,976        203,124      4,241,928      5,155,812
          --             --             --         30,833             --          7,275          6,564        101,388
        (155)          (169)          (655)          (490)        (2,000)        (2,271)        (3,390)        (2,713)
    (243,934)       (45,133)      (302,156)      (190,667)      (488,720)      (296,214)    (1,836,782)      (837,063)

     (34,375)      (169,369)      (124,725)      (182,279)      (506,276)      (456,083)    (1,776,254)    (1,386,255)
          --             --             --        (30,833)            --         (7,275)        (6,564)      (101,388)
       3,926        (20,999)      (115,787)            --        (67,014)       (45,528)      (124,804)      (223,629)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (272,335)      (179,483)       108,643        756,667       (875,361)      (240,143)     1,596,292      6,292,273
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (238,175)      (135,597)       246,540      1,152,916        (61,347)       199,247      5,416,468      9,163,902



   1,315,701      1,451,298      4,931,944      3,779,028      7,096,410      6,897,163     29,725,147     20,561,245
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,077,526   $  1,315,701   $  5,178,484   $  4,931,944   $  7,035,063   $  7,096,410   $ 35,141,615   $ 29,725,147
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 GROWTH-INCOME                 CREDIT SUISSE
                                                   GROWTH FUND -                     FUND -                    TRUST EMERGING
                                                  CLASS 2 SHARES                 CLASS 2 SHARES              MARKETS PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $(1,077,501)   $(1,149,529)   $  (536,059)   $  (729,842)   $    (1,421)   $    (2,100)
  Realized gain (loss) ..................       718,075        (26,816)     1,423,074        157,744         39,773          2,489
  Change in unrealized gain (loss)
    on investments ......................    12,910,809      8,546,821      2,988,898      7,484,969         (7,402)        27,194
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........    12,551,383      7,370,476      3,875,913      6,912,871         30,950         27,583
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,411,245     12,684,468      3,067,408     12,090,956             36             38
  Participant transfers from other
    funding options .....................     9,561,529     14,020,143      7,836,273     15,470,252            378          1,696
  Growth rate intra-fund transfers in ...         1,078        206,710          8,361        183,039             --             --
  Administrative charges ................       (10,401)        (8,131)       (12,118)        (9,773)           (42)           (37)
  Contract surrenders ...................    (4,417,593)    (1,809,915)    (4,463,631)    (2,247,991)       (83,785)        (7,532)
  Participant transfers to other
    funding options .....................    (3,228,739)    (2,600,001)    (3,705,850)    (3,321,171)          (106)           (43)
  Growth rate intra-fund transfers out ..        (1,078)      (206,710)        (8,362)      (183,039)            --             --
  Other receipts/(payments) .............      (698,478)      (697,299)      (758,619)      (613,627)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,617,563     21,589,265      1,963,462     21,368,646        (83,519)        (5,878)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    17,168,946     28,959,741      5,839,375     28,281,517        (52,569)        21,705


NET ASSETS:
    Beginning of year ...................    84,436,695     55,476,954     95,895,393     67,613,876        149,793        128,088
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $101,605,641   $84,436,695    $101,734,768   $95,895,393    $    97,224    $   149,793
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      DREYFUS VIF -                  DREYFUS VIF -                   MERCURY
       DELAWARE VIP                   APPRECIATION                    DEVELOPING               GLOBAL ALLOCATION
      REIT SERIES -                   PORTFOLIO -                LEADERS PORTFOLIO -              V.I. FUND -
      STANDARD CLASS                 INITIAL SHARES                 INITIAL SHARES                 CLASS III
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,859)  $     (4,214)  $    (10,612)  $     (1,295)  $    (31,410)  $    (25,615)  $      7,952   $     28,578
     272,251         80,492          2,978         13,110         63,362          9,463         15,916          1,248

    (140,561)       497,107         18,890            551         24,890        142,284        128,776         89,862
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     125,831        573,385         11,256         12,366         56,842        126,132        152,644        119,688
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     254,701        501,858         32,520        108,455         31,866        214,085        269,108        736,719

     402,826        258,692         12,530         51,087         18,476        168,265        400,382        534,342
          --             --             --             --             --             --             --             --
        (553)          (470)          (147)          (104)          (262)          (213)          (150)           (30)
    (136,809)      (140,604)        (7,234)       (95,913)      (100,826)       (21,244)       (79,551)        (1,184)

    (406,220)       (85,293)        (7,063)       (18,984)      (148,097)       (23,210)       (35,860)        (1,743)
          --             --             --             --             --             --             --             --
     (30,964)           191             --             --             --             --        (95,366)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      82,981        534,374         30,606         44,541       (198,843)       337,683        458,563      1,268,104
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     208,812      1,107,759         41,862         56,907       (142,001)       463,815        611,207      1,387,792



   2,696,196      1,588,437        482,382        425,475      1,638,697      1,174,882      1,411,604         23,812
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,905,008   $  2,696,196   $    524,244   $    482,382   $  1,496,696   $  1,638,697   $  2,022,811   $  1,411,604
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   MERCURY VALUE                                              FRANKLIN RISING
                                                   OPPORTUNITIES                FRANKLIN INCOME                  DIVIDENDS
                                                    V.I. FUND -                SECURITIES FUND -             SECURITIES FUND -
                                                     CLASS III                  CLASS II SHARES                CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (26,447)   $   (15,244)   $      (817)   $        --    $    (9,426)   $    (3,015)
  Realized gain (loss) ..................     1,048,866        382,715            244             --          5,882          2,724
  Change in unrealized gain (loss)
    on investments ......................      (809,931)      (243,729)       (12,621)            --         25,792         28,790
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       212,488        123,742        (13,194)            --         22,248         28,499
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       173,680        826,466        114,704             --        512,592        221,676
  Participant transfers from other
    funding options .....................     1,141,442        504,051      1,193,847             --         80,473        186,479
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (89)           (30)           (52)            --            (92)           (22)
  Contract surrenders ...................       (17,205)        (3,525)       (13,158)            --         (8,947)        (3,629)
  Participant transfers to other
    funding options .....................      (207,095)       (23,229)      (116,499)            --         (1,484)          (807)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --         (9,356)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,090,733      1,303,733      1,178,842             --        573,186        403,697
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,303,221      1,427,475      1,165,648             --        595,434        432,196


NET ASSETS:
    Beginning of year ...................     1,438,435         10,960             --             --        432,196             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,741,656    $ 1,438,435    $ 1,165,648    $        --    $ 1,027,630    $   432,196
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         FRANKLIN
      SMALL-MID CAP                                                   TEMPLETON                     TEMPLETON
          GROWTH                     MUTUAL SHARES                DEVELOPING MARKETS                 FOREIGN
    SECURITIES FUND -              SECURITIES FUND -              SECURITIES FUND -             SECURITIES FUND -
      CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$   (217,768)  $   (198,293)  $   (202,641)  $   (159,373)  $    (39,819)  $     (8,154)  $   (146,420)  $   (109,999)
     181,627         24,519        294,809         28,752        207,114          9,670        273,488         23,174

     323,752      1,201,643      1,440,668      1,552,249      1,105,745        579,370      1,593,414      2,409,288
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     287,611      1,027,869      1,532,836      1,421,628      1,273,040        580,886      1,720,482      2,322,463
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     159,588      1,691,718      1,014,266      1,754,192        336,576      1,187,767      1,255,876      2,908,758

     275,427      1,448,826      3,162,621      4,248,425      3,975,409      1,129,749      3,158,656      3,507,644
          --         85,317             --         49,900             --         50,834         10,222         94,034
      (1,624)        (1,400)        (2,138)        (1,488)          (613)          (238)        (2,100)        (1,528)
    (606,890)      (366,875)    (1,045,405)      (540,316)      (309,989)       (13,900)    (1,207,006)      (403,538)

  (1,302,617)      (738,700)      (752,291)      (172,147)    (1,509,099)      (192,421)      (777,126)      (429,111)
          --        (85,317)            --        (49,900)            --        (50,834)       (10,222)       (94,034)
    (103,223)       (20,109)      (216,400)       (75,396)            --             --       (170,623)       (78,339)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,579,339)     2,013,460      2,160,653      5,213,270      2,492,284      2,110,957      2,257,677      5,503,886
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,291,728)     3,041,329      3,693,489      6,634,898      3,765,324      2,691,843      3,978,159      7,826,349



  12,822,321      9,780,992     16,194,785      9,559,887      3,774,433      1,082,590     18,336,173     10,509,824
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 11,530,593   $ 12,822,321   $ 19,888,274   $ 16,194,785   $  7,539,757   $  3,774,433   $ 22,314,332   $ 18,336,173
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                      GROWTH
                                                 SECURITIES FUND -              APPRECIATION               DIVERSIFIED STRATEGIC
                                                  CLASS 2 SHARES                 PORTFOLIO                    INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (32,289)   $   (11,943)   $  (308,392)   $  (170,332)   $   561,084    $   545,225
  Realized gain (loss) ..................        56,354          2,916        432,093        103,385         25,223         (5,976)
  Change in unrealized gain (loss)
    on investments ......................       240,453        225,778        641,158      2,111,544       (464,710)       222,496
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       264,518        216,751        764,859      2,044,597        121,597        761,745
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       814,241      1,019,242        679,132      2,512,850        331,546      1,625,497
  Participant transfers from other
    funding options .....................     1,743,463        533,815        783,039      4,077,905        714,897      3,415,603
  Growth rate intra-fund transfers in ...            --         19,162         12,107        115,024             --        163,951
  Administrative charges ................          (494)          (203)        (4,393)        (4,054)        (2,081)        (2,015)
  Contract surrenders ...................      (299,577)       (20,037)    (1,844,420)      (936,407)    (1,468,668)      (866,942)
  Participant transfers to other
    funding options .....................      (418,897)       (17,083)      (997,321)      (938,114)    (1,330,383)      (980,099)
  Growth rate intra-fund transfers out ..            --        (19,163)       (12,108)      (115,024)            --       (163,951)
  Other receipts/(payments) .............          (242)            --       (370,989)      (115,136)      (293,080)       (74,837)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,838,494      1,515,733     (1,754,953)     4,597,044     (2,047,769)     3,117,207
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,103,012      1,732,484       (990,094)     6,641,641     (1,926,172)     3,878,952


NET ASSETS:
    Beginning of year ...................     2,282,982        550,498     32,703,122     26,061,481     17,036,164     13,157,212
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,385,994    $ 2,282,982    $31,713,028    $32,703,122    $15,109,992    $17,036,164
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SALOMON BROTHERS
                                                                   SALOMON BROTHERS                  VARIABLE
       EQUITY INDEX                                              VARIABLE AGGRESSIVE                AGGRESSIVE
       PORTFOLIO -                     FUNDAMENTAL                  GROWTH FUND -                  GROWTH FUND -
     CLASS II SHARES                 VALUE PORTFOLIO                CLASS I SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    (95,150)  $    (55,910)  $   (385,045)  $   (447,177)  $    (16,608)  $    (11,763)  $    (14,594)  $     (6,509)
     301,325         78,517      3,232,818      1,168,497          8,308          2,566          2,820             97

     105,335      1,096,494     (1,594,444)     1,867,027         68,090         52,745         63,148         37,647
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     311,510      1,119,101      1,253,329      2,588,347         59,790         43,548         51,374         31,235
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     118,952      1,235,601        547,619      4,388,691         69,259        209,281         46,589        295,263

     699,272      2,841,410      1,835,555      5,509,930         32,046        120,625         78,230        236,059
          --         18,483         12,629        139,499             --             --             --             --
      (2,076)        (2,066)        (6,869)        (5,968)          (101)           (45)           (79)           (20)
  (1,549,647)      (568,559)    (3,131,793)    (1,723,160)       (23,124)        (1,087)        (9,281)        (2,269)

    (991,415)    (1,184,759)    (2,389,307)    (1,226,932)       (17,659)       (21,764)       (17,526)          (149)
          --        (18,483)       (12,630)      (139,499)            --             --             --             --
     (81,086)       (27,634)      (335,910)      (124,343)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,806,000)     2,293,993     (3,480,706)     6,818,218         60,421        307,010         97,933        528,884
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,494,490)     3,413,094     (2,227,377)     9,406,565        120,211        350,558        149,307        560,119



  15,368,977     11,955,883     46,065,023     36,658,458        716,145        365,587        573,381         13,262
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 13,874,487   $ 15,368,977   $ 43,837,646   $ 46,065,023   $    836,356   $    716,145   $    722,688   $    573,381
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                 VARIABLE GROWTH &                                              GLOBAL LIFE
                                                   INCOME FUND -              BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                  CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,461)   $      (896)   $    (1,137)   $     1,953    $    (1,279)   $    (1,255)
  Realized gain (loss) ..................           559          2,307          9,996          3,045            958          1,290
  Change in unrealized gain (loss)
    on investments ......................         2,041          3,376         62,917         68,415          5,990          6,060
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,139          4,787         71,776         73,413          5,669          6,095
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --         11,068         51,649         66,640             36          1,186
  Participant transfers from other
    funding options .....................         1,250          8,379         12,378        199,643             38          1,823
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (28)           (24)          (152)          (123)           (35)           (17)
  Contract surrenders ...................        (2,139)        (1,949)       (48,180)       (13,794)           (44)          (309)
  Participant transfers to other
    funding options .....................           (13)       (13,547)        (3,422)       (29,650)        (2,410)        (8,277)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (22,618)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (930)         3,927        (10,345)       222,716         (2,415)        (5,594)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets           209          8,714         61,431        296,129          3,254            501


NET ASSETS:
    Beginning of year ...................        85,228         76,514      1,320,569      1,024,440         57,876         57,375
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    85,437    $    85,228    $ 1,382,000    $ 1,320,569    $    61,130    $    57,876
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                    LAZARD
          GLOBAL                         MID CAP                      WORLDWIDE                   RETIREMENT
  TECHNOLOGY PORTFOLIO -            GROWTH PORTFOLIO -            GROWTH PORTFOLIO -               SMALL CAP
      SERVICE SHARES                  SERVICE SHARES                SERVICE SHARES                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,525)  $     (3,455)  $    (50,615)  $    (45,059)  $     (2,522)  $     (5,633)  $    (63,722)  $    (40,637)
       5,109          2,296        (35,281)      (104,347)         3,447          4,413        276,487         20,052

       4,953           (671)       386,026        642,172          6,949        (10,967)      (144,288)       294,003
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,537         (1,830)       300,130        492,766          7,874        (12,187)        68,477        273,418
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,486         20,038        167,061        178,221          7,906        151,014        268,095        883,521

         130         11,137         53,069        155,220          3,156         16,853        510,927      1,057,379
          --             --             --             --             --             --             --             --
         (71)           (63)          (975)          (963)           (40)           (41)          (490)          (246)
      (1,254)       (13,261)      (226,151)       (64,498)       (11,755)        (1,847)      (182,894)       (68,763)

     (76,431)        (8,389)      (146,378)      (276,329)       (24,130)      (211,970)      (288,347)      (197,358)
          --             --             --             --             --             --             --             --
          --             --        (21,691)       (33,653)            --             --        (30,043)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (68,140)         9,462       (175,065)       (42,002)       (24,863)       (45,991)       277,248      1,674,533
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (60,603)         7,632        125,065        450,764        (16,989)       (58,178)       345,725      1,947,951



     183,807        176,175      3,207,895      2,757,131        279,912        338,090      2,845,188        897,237
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    123,204   $    183,807   $  3,332,960   $  3,207,895   $    262,923   $    279,912   $  3,190,913   $  2,845,188
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                OPPENHEIMER
                                                                                                                  CAPITAL
                                                                                                                APPRECIATION
                                                   GROWTH AND                        MID-CAP                     FUND/VA -
                                                INCOME PORTFOLIO                 VALUE PORTFOLIO               SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (131,487)   $   (75,851)   $  (253,211)   $  (138,584)   $    (1,949)   $    (1,193)
  Realized gain (loss) ..................       805,670        101,255      1,196,189        177,273            127             (1)
  Change in unrealized gain (loss)
    on investments ......................      (519,852)       847,287        131,001      1,832,208          5,843          6,660
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       154,331        872,691      1,073,979      1,870,897          4,021          5,466
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       517,654      3,566,311      1,056,377      3,390,980          2,500         65,516
  Participant transfers from other
    funding options .....................     1,167,267      2,777,043      4,165,887      3,877,484         13,591         50,847
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (907)          (506)        (1,805)          (820)            (2)            --
  Contract surrenders ...................      (251,543)      (134,033)      (623,653)      (200,308)            --             --
  Participant transfers to other
    funding options .....................      (572,638)      (191,090)      (739,521)      (164,736)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............      (197,891)       (28,014)       (43,392)       (37,007)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       661,942      5,989,711      3,813,893      6,865,593         16,089        116,363
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       816,273      6,862,402      4,887,872      8,736,490         20,110        121,829


NET ASSETS:
    Beginning of year ...................    11,266,682      4,404,280     13,371,701      4,635,211        121,829             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $12,082,955    $11,266,682    $18,259,573    $13,371,701    $   141,939    $   121,829
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       OPPENHEIMER                     OPPENHEIMER                  REAL RETURN                    TOTAL RETURN
    GLOBAL SECURITIES                  MAIN STREET                  PORTFOLIO -                    PORTFOLIO -
        FUND/VA -                       FUND/VA -                  ADMINISTRATIVE                 ADMINISTRATIVE
      SERVICE SHARES                  SERVICE SHARES                   CLASS                          CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (4,315)  $     (2,291)  $       (452)  $         (6)  $    121,640   $    (95,134)  $  1,007,037   $     10,668
       1,856            104            208             --        242,527        432,857      1,196,715      1,038,751

      42,433         35,896          2,636            118       (321,194)       357,804     (1,843,318)       762,901
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      39,974         33,709          2,392            112         42,973        695,527        360,434      1,812,320
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      53,512        143,909         30,341             --        390,338      2,823,446      1,733,642      6,450,037

      46,686         85,518         31,806          2,045      4,284,320      5,916,215      7,697,072     11,975,303
          --             --             --             --             --        188,041             --        236,541
         (32)            (6)            (2)            --         (1,210)          (678)        (8,217)        (7,720)
      (1,776)            --             --             --     (1,161,227)      (221,173)    (7,005,797)    (2,908,938)

        (487)          (425)        (8,079)            --     (2,235,872)    (1,032,201)    (5,330,026)    (6,281,487)
          --             --             --             --             --       (188,041)            --       (236,541)
      (9,488)            --             --             --        (42,203)       (13,552)      (406,533)      (326,367)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      88,415        228,996         54,066          2,045      1,234,146      7,472,057     (3,319,859)     8,900,828
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     128,389        262,705         56,458          2,157      1,277,119      8,167,584     (2,959,425)    10,713,148



     262,705             --          2,157             --     13,747,211      5,579,627     67,209,226     56,496,078
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    391,094   $    262,705   $     58,615   $      2,157   $ 15,024,330   $ 13,747,211   $ 64,249,801   $ 67,209,226
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER
                                                      AMERICA
                                                    INCOME VCT                      PIONEER                       PIONEER
                                                    PORTFOLIO -                     BALANCED                    CULLEN VALUE
                                                     CLASS II                   VCT PORTFOLIO -               VCT PORTFOLIO -
                                                      SHARES                    CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     5,703    $     2,359    $      (354)   $       117    $    (1,457)   $        --
  Realized gain (loss) ..................          (407)          (160)            71              5             78             --
  Change in unrealized gain (loss)
    on investments ......................        (6,143)          (146)         1,395          1,729         10,487             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (847)         2,053          1,112          1,851          9,108             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        68,182         89,353         28,400         64,330         70,523             --
  Participant transfers from other
    funding options .....................        32,153        133,857            150            749         63,038             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (95)           (20)           (14)            (2)            --             --
  Contract surrenders ...................        (9,494)        (2,388)          (585)            --             --             --
  Participant transfers to other
    funding options .....................       (25,534)        (2,843)            --             --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (19,458)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        45,754        217,959         27,951         65,077        133,561             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        44,907        220,012         29,063         66,928        142,669             --


NET ASSETS:
    Beginning of year ...................       220,012             --         66,928             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   264,919    $   220,012    $    95,991    $    66,928    $   142,669    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                      PIONEER EQUITY                   PIONEER                       PIONEER
     EMERGING MARKETS                     INCOME                      EUROPE VCT                     FUND VCT
     VCT PORTFOLIO -                 VCT PORTFOLIO -                 PORTFOLIO -                   PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,802)  $       (768)  $        (43)  $      1,578   $       (252)  $       (120)  $     (5,130)  $     (1,960)
       5,619             46          7,281            628             66             12          1,601             96

      47,756         18,660         14,656         65,947          1,245          3,250         23,727         34,210
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      50,573         17,938         21,894         68,153          1,059          3,142         20,198         32,346
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      21,426         32,105        197,564        354,300             --         15,000         41,815        233,900

      42,143         57,333         64,070        268,458             --             --        110,933        113,703
          --             --             --             --             --             --             --             --
         (19)            (4)           (99)           (21)            --             --            (96)           (28)
      (8,113)          (366)       (21,071)        (6,240)            --             --         (6,975)          (733)

     (20,164)        (3,129)       (74,375)        (8,183)            --             --         (1,195)          (339)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --        (14,030)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      35,273         85,939        166,089        608,314             --         15,000        130,452        346,503
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      85,846        103,877        187,983        676,467          1,059         18,142        150,650        378,849



     103,877             --        676,467             --         18,142             --        392,070         13,221
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    189,723   $    103,877   $    864,450   $    676,467   $     19,201   $     18,142   $    542,720   $    392,070
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PIONEER
                                                   GLOBAL HIGH                    PIONEER GROWTH                   PIONEER
                                                    YIELD VCT                       SHARES VCT                    HIGH YIELD
                                                   PORTFOLIO -                     PORTFOLIO -                 VCT PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       235    $        --    $      (381)   $      (307)   $    29,875    $    13,006
  Realized gain (loss) ..................             1             --             34            (43)        30,128        (11,864)
  Change in unrealized gain (loss)
    on investments ......................           107             --            543          1,559        (61,499)        26,900
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           343             --            196          1,209         (1,496)        28,042
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        13,738             --            600         21,361        178,709        789,887
  Participant transfers from other
    funding options .....................            59             --             --             --        188,669        248,888
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --             (6)            (2)          (178)           (50)
  Contract surrenders ...................            --             --             --             --        (15,973)        (8,572)
  Participant transfers to other
    funding options .....................            --             --             --             --        (75,486)      (278,880)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        13,797             --            594         21,359        275,741        751,273
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        14,140             --            790         22,568        274,245        779,315


NET ASSETS:
    Beginning of year ...................            --             --         22,568             --        792,361         13,046
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    14,140    $        --    $    23,358    $    22,568    $ 1,066,606    $   792,361
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PIONEER                         PIONEER                       PIONEER
        IBBOTSON                        IBBOTSON                      IBBOTSON                       PIONEER
       AGGRESSIVE                        GROWTH                       MODERATE                    INTERNATIONAL
     ALLOCATION VCT                  ALLOCATION VCT                ALLOCATION VCT                   VALUE VCT
      PORTFOLIO -                     PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
    CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (737)  $         --   $       (406)  $         --   $     (1,091)  $         --   $       (826)  $       (310)
           3             --              9             --            475             --            263             23

       2,545             --          3,062             --          3,443             --          5,419          5,656
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,811             --          2,665             --          2,827             --          4,856          5,369
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      87,768             --         64,247             --         84,435             --          2,510         12,823

          --             --         37,244             --        115,663             --             --         17,910
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --

          --             --            (20)            --             --             --           (862)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      87,768             --        101,471             --        200,098             --          1,648         30,733
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      89,579             --        104,136             --        202,925             --          6,504         36,102



          --             --             --             --             --             --         36,102             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     89,579   $         --   $    104,136   $         --   $    202,925   $         --   $     42,606   $     36,102
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                     PIONEER
                                                     PIONEER                        OAK RIDGE                      PIONEER
                                                     MID CAP                        LARGE CAP                    REAL ESTATE
                                                    VALUE VCT                       GROWTH VCT                    SHARES VCT
                                                   PORTFOLIO -                     PORTFOLIO -                   PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (5,311)   $    (1,459)   $    (6,406)   $    (1,440)   $     2,036    $       713
  Realized gain (loss) ..................        16,470          1,147            924             25          8,533            407
  Change in unrealized gain (loss)
    on investments ......................         1,361         19,597         33,374         13,663         10,814         12,607
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        12,520         19,285         27,892         12,248         21,383         13,727
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       206,449         89,904        142,815         74,330        105,969         43,132
  Participant transfers from other
    funding options .....................        60,693         36,226         55,505        106,611         39,409         28,320
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (64)           (24)            (2)            --            (61)           (14)
  Contract surrenders ...................        (4,631)        (2,514)          (621)            --         (3,048)        (3,220)
  Participant transfers to other
    funding options .....................       (26,705)          (232)        (5,781)            --        (31,829)        (7,741)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       235,742        123,360        191,916        180,941        110,440         60,477
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       248,262        142,645        219,808        193,189        131,823         74,204


NET ASSETS:
    Beginning of year ...................       142,645             --        193,189             --         74,204             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   390,907    $   142,645    $   412,997    $   193,189    $   206,027    $    74,204
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                         PIONEER
        SMALL AND                       SMALL CAP                      PIONEER                 PIONEER STRATEGIC
         MID CAP                        VALUE VCT                   SMALL COMPANY                  INCOME VCT
        GROWTH VCT                     PORTFOLIO -                 VCT PORTFOLIO -                PORTFOLIO -
   PORTFOLIO - CLASS II              CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,384)  $       (248)  $     (3,233)  $     (1,322)  $       (702)  $       (365)  $     30,640   $     13,650
          44             (2)         5,232             67          2,899              7         15,587         12,937

       3,851            795          9,557         14,807         (2,238)         3,112        (43,306)        26,565
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,511            545         11,556         13,552            (41)         2,754          2,921         53,152
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      57,736         18,388         58,109         78,887         18,500         26,543        186,483        465,588

       3,383             81        108,215          8,115             --             --        240,176        450,929
          --             --             --             --             --             --             --             --
          (5)            --            (23)            (6)            (6)            (1)           (98)           (24)
        (718)            --         (2,312)            --             --             --        (15,732)        (5,211)

         (86)            --         (2,407)            --             --             --       (120,560)      (202,899)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --        (14,309)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      60,310         18,469        161,582         86,996         18,494         26,542        275,960        708,383
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      62,821         19,014        173,138        100,548         18,453         29,296        278,881        761,535



      19,014             --        100,548             --         29,296             --        761,535             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     81,835   $     19,014   $    273,686   $    100,548   $     47,749   $     29,296   $  1,040,416   $    761,535
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PIONEER                        PUTNAM VT                    PUTNAM VT
                                                    VALUE VCT                       DISCOVERY                  INTERNATIONAL
                                                   PORTFOLIO -                    GROWTH FUND -                EQUITY FUND -
                                                 CLASS II SHARES                 CLASS IB SHARES              CLASS IB SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (7,252)   $    (1,878)   $    (5,346)   $    (8,728)   $   (15,931)   $   (13,985)
  Realized gain (loss) ..................         3,025             76         56,064          7,697        128,888         66,917
  Change in unrealized gain (loss)
    on investments ......................        12,321         19,092        (46,108)        26,456        203,158        349,066
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         8,094         17,290          4,610         25,425        316,115        401,998
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        76,289        182,048          1,000         10,397         51,542        155,657
  Participant transfers from other
    funding options .....................        67,434         70,509            901            696        130,732        229,796
  Growth rate intra-fund transfers in ...            --             --             --         18,780             --             --
  Administrative charges ................           (16)            (6)           (52)           (50)          (401)          (364)
  Contract surrenders ...................       (12,211)          (365)       (89,454)       (20,013)      (261,141)       (88,731)
  Participant transfers to other
    funding options .....................          (842)          (191)        (8,613)            --        (96,158)      (248,589)
  Growth rate intra-fund transfers out ..            --             --             --        (18,780)            --             --
  Other receipts/(payments) .............        (9,295)            --       (164,046)       (21,090)       (38,991)       (21,337)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       121,359        251,995       (260,264)       (30,060)      (214,417)        26,432
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       129,453        269,285       (255,654)        (4,635)       101,698        428,430


NET ASSETS:
    Beginning of year ...................       269,285             --        494,177        498,812      3,323,410      2,894,980
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   398,738    $   269,285    $   238,523    $   494,177    $ 3,425,108    $ 3,323,410
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PUTNAM VT
        SMALL CAP                                                                                    LARGE CAP
       VALUE FUND -                      ALL CAP                   INVESTORS FUND -                GROWTH FUND -
     CLASS IB SHARES                  FUND - CLASS I                    CLASS I                       CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----

$   (140,789)  $    (96,780)  $   (168,360)  $   (195,783)  $    (90,361)  $     (7,412)  $     (9,661)  $     (8,781)
     785,142        161,043        650,762        141,393        417,884         57,464          5,117          1,050

    (223,379)     1,373,783       (237,705)     1,109,549        278,774        951,622         15,014         (6,590)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     420,974      1,438,046        244,697      1,055,159        606,297      1,001,674         10,470        (14,321)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     334,213        844,672         96,231      1,246,268        270,794        928,684          7,614        403,899

   1,195,385      1,014,326        541,701      4,422,118      1,735,028      4,001,189         29,311         41,248
          --         52,807             --        152,893             --         48,703             --             --
        (994)          (778)        (2,471)        (2,642)        (1,538)        (1,401)           (96)           (83)
    (761,930)      (230,146)      (870,455)      (459,592)      (518,416)      (277,298)       (23,098)        (7,322)

    (624,117)      (579,866)    (3,656,151)    (1,064,210)    (2,570,715)      (596,786)      (156,881)       (32,665)
          --        (52,807)            --       (152,893)            --        (48,703)            --             --
         107        (32,383)      (122,020)      (152,758)      (234,337)       (14,785)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     142,664      1,015,825     (4,013,165)     3,989,184     (1,319,184)     4,039,603       (143,150)       405,077
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     563,638      2,453,871     (3,768,468)     5,044,343       (712,887)     5,041,277       (132,680)       390,756



   7,923,169      5,469,298     19,251,362     14,207,019     13,955,931      8,914,654        584,721        193,965
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  8,486,807   $  7,923,169   $ 15,482,894   $ 19,251,362   $ 13,243,044   $ 13,955,931   $    452,041   $    584,721
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                     VARIABLE                      SMALL CAP                       TOTAL
                                                  ALL CAP FUND -                 GROWTH FUND -                 RETURN FUND -
                                                     CLASS II                       CLASS I                       CLASS II
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (16)   $        --    $  (170,056)   $  (124,991)   $      (213)   $       397
  Realized gain (loss) ..................             2             --      1,008,598         80,383            750          1,360
  Change in unrealized gain (loss)
    on investments ......................            75             --       (586,110)     1,006,099          1,200          2,073
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            61             --        252,432        961,491          1,737          3,830
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,760             --         94,339        697,072         22,642         17,986
  Participant transfers from other
    funding options .....................            --             --      2,737,775      2,315,064          2,562         53,082
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --         (1,246)        (1,090)           (20)            (1)
  Contract surrenders ...................            --             --       (472,189)      (203,621)        (1,255)          (729)
  Participant transfers to other
    funding options .....................            --             --       (807,808)      (623,830)          (170)        (5,961)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (19,796)        (1,803)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         1,760             --      1,531,075      2,181,792         23,759         64,377
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         1,821             --      1,783,507      3,143,283         25,496         68,207


NET ASSETS:
    Beginning of year ...................            --             --      8,374,068      5,230,785         81,341         13,134
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $     1,821    $        --    $10,157,575    $ 8,374,068    $   106,837    $    81,341
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                     MULTIPLE
                                      SMITH BARNEY                    MULTIPLE                      DISCIPLINE
      SMITH BARNEY                      PREMIER                      DISCIPLINE                    PORTFOLIO -
        DIVIDEND                       SELECTIONS                    PORTFOLIO -                     BALANCED
        STRATEGY                        ALL CAP                        ALL CAP                       ALL CAP
       PORTFOLIO                    GROWTH PORTFOLIO              GROWTH AND VALUE               GROWTH AND VALUE
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,005)  $    (24,677)  $    (47,967)  $    (49,170)  $ (1,896,019)  $ (1,605,802)  $   (745,526)  $   (814,332)
      29,095         14,594         25,448         16,409      3,743,550        680,122      1,680,193        474,546

     (82,373)        37,339        137,743         53,750      1,374,126      5,282,941        744,284      2,540,293
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (55,283)        27,256        115,224         20,989      3,221,657      4,357,261      1,678,951      2,200,507
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      61,281        624,102          7,196        234,080      2,621,809     23,751,877      1,529,597     17,338,762

      91,614        361,124         38,908        241,011      5,644,564     28,283,726      5,141,231     23,496,046
          --         19,124             --             --             --         51,209             --        310,007
        (480)          (331)          (236)          (251)       (15,289)        (9,021)       (13,998)        (8,873)
    (117,653)      (173,585)       (71,841)       (60,780)    (4,541,997)    (2,614,697)    (3,454,765)    (2,334,103)

    (223,275)       (95,477)       (47,767)      (110,699)   (11,815,118)    (3,237,597)    (8,607,766)    (5,564,110)
          --        (19,124)            --             --             --        (51,209)            --       (310,075)
    (146,693)            --        (37,289)        (9,279)      (422,806)      (813,317)    (1,244,533)      (371,189)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (335,206)       715,833       (111,029)       294,082     (8,528,837)    45,360,971     (6,650,234)    32,556,465
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (390,489)       743,089          4,195        315,071     (5,307,180)    49,718,232     (4,971,283)    34,756,972



   2,664,667      1,921,578      2,814,257      2,499,186    114,555,473     64,837,241     84,896,312     50,139,340
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,274,178   $  2,664,667   $  2,818,452   $  2,814,257   $109,248,293   $114,555,473   $ 79,925,029   $ 84,896,312
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MULTIPLE                      MULTIPLE
                                                    DISCIPLINE                    DISCIPLINE
                                                    PORTFOLIO -                  PORTFOLIO -                   AIM CAPITAL
                                                  GLOBAL ALL CAP                  LARGE CAP                    APPRECIATION
                                                 GROWTH AND VALUE              GROWTH AND VALUE                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (266,301)   $  (212,348)   $  (156,263)   $   (91,920)   $   (59,989)   $   (61,283)
  Realized gain (loss) ..................       523,975        108,751        314,365        154,525         56,899         11,263
  Change in unrealized gain (loss)
    on investments ......................       733,895      1,395,699         10,310        376,157        278,373        245,382
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       991,569      1,292,102        168,412        438,762        275,283        195,362
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,395,017      6,820,438        557,880      1,950,685         56,903        632,791
  Participant transfers from other
    funding options .....................     3,369,914      7,010,725        724,347      3,214,581         98,645        507,393
  Growth rate intra-fund transfers in ...            --         32,346             --             --             --             --
  Administrative charges ................        (2,686)        (1,292)        (1,509)          (827)          (389)          (300)
  Contract surrenders ...................      (466,796)      (169,350)      (548,297)      (216,858)      (428,618)      (154,299)
  Participant transfers to other
    funding options .....................    (2,662,955)      (986,906)    (1,086,471)      (336,484)      (151,050)      (287,562)
  Growth rate intra-fund transfers out ..            --        (32,346)            --             --             --             --
  Other receipts/(payments) .............          (294)            --       (241,674)      (101,888)        (7,961)       (15,428)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,632,200     12,673,615       (595,724)     4,509,209       (432,470)       682,595
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,623,769     13,965,717       (427,312)     4,947,971       (157,187)       877,957


NET ASSETS:
    Beginning of year ...................    20,667,341      6,701,624     10,740,910      5,792,939      4,464,817      3,586,860
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $23,291,110    $20,667,341    $10,313,598    $10,740,910    $ 4,307,630    $ 4,464,817
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       DISCIPLINED
       CONVERTIBLE                       MID CAP                      EQUITY                      FEDERATED
        SECURITIES                        STOCK                       INCOME                      HIGH YIELD
        PORTFOLIO                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$        581   $     35,661   $    (24,036)  $    (16,099)  $   (300,662)  $    (59,207)  $    (57,278)  $    149,220
     156,236         45,335         30,098         45,904        594,855        798,291         15,241         12,724

    (215,461)       121,598        110,662        102,956        159,780        448,520         54,609         31,512
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (58,644)       202,594        116,724        132,761        453,973      1,187,604         12,572        193,456
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      70,304      1,078,820         43,645        233,383        487,778      1,763,049        102,010        492,405

   2,320,784      3,203,384         34,627        117,056      1,828,080      2,075,415        111,043        463,472
          --             --             --             --             --         19,512             --             --
        (268)          (157)          (244)          (193)        (2,041)        (1,809)          (330)          (220)
  (1,343,386)      (576,215)       (28,913)       (53,942)    (2,115,650)      (483,200)      (243,938)       (26,594)

  (3,593,768)       (28,683)       (26,299)       (32,076)      (933,964)      (630,103)      (113,855)      (264,286)
          --             --             --             --             --        (19,512)            --             --
          --       (163,983)          (202)            --       (146,419)       (35,393)       (23,009)       (52,647)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,546,334)     3,513,166         22,614        264,228       (882,216)     2,687,959       (168,079)       612,130
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (2,604,978)     3,715,760        139,338        396,989       (428,243)     3,875,563       (155,507)       805,586



   5,230,152      1,514,392      1,132,200        735,211     16,268,496     12,392,933      2,757,630      1,952,044
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,625,174   $  5,230,152   $  1,271,538   $  1,132,200   $ 15,840,253   $ 16,268,496   $  2,602,123   $  2,757,630
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                 MANAGED
                                                    FEDERATED                      LARGE CAP                ALLOCATION SERIES:
                                                 STOCK PORTFOLIO                   PORTFOLIO               AGGRESSIVE PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,624)   $      (195)   $   (99,129)   $   (48,698)   $    (3,295)   $        --
  Realized gain (loss) ..................           840          1,355          2,766       (182,158)         3,422             --
  Change in unrealized gain (loss)
    on investments ......................         8,810          9,639        500,004        430,690         20,458             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         6,026         10,799        403,641        199,834         20,585             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,503         46,742         78,236        323,738         74,906             --
  Participant transfers from other
    funding options .....................        24,981          2,254        422,198      2,030,646        419,762             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (62)           (54)        (1,116)        (1,150)            --             --
  Contract surrenders ...................        (1,677)        (1,738)      (357,845)      (284,327)       (53,957)            --
  Participant transfers to other
    funding options .....................        (1,170)        (4,668)      (170,419)    (1,262,743)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (58,820)        (7,609)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        26,575         42,536        (87,766)       798,555        440,711             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        32,601         53,335        315,875        998,389        461,296             --


NET ASSETS:
    Beginning of year ...................       151,710         98,375      6,234,655      5,236,266             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   184,311    $   151,710    $ 6,550,530    $ 6,234,655    $   461,296    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     MANAGED                         MANAGED
         MANAGED                       MANAGED                 ALLOCATION SERIES:               ALLOCATION SERIES:
    ALLOCATION SERIES:            ALLOCATION SERIES:           MODERATE-AGGRESSIVE            MODERATE-CONSERVATIVE
  CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO                PORTFOLIO                       PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (828)  $         --   $       (373)  $         --   $    (25,060)  $         --   $        (39)  $         11
      (1,165)            --          1,802             --         11,483             --             18             --

       1,511             --         36,423             --        265,421             --            526             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        (482)            --         37,852             --        251,844             --            505             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      38,000             --        647,834             --        740,783             --             --             --

     473,263             --      1,326,276             --      4,100,702             --         37,750             --
          --             --             --             --             --             --             --             --
          --             --            (50)            --            (30)            --             --             --
          --             --         (2,033)            --       (103,613)            --             --             --

    (150,000)            --             --             --        (10,796)            --            (68)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     361,263             --      1,972,027             --      4,727,046             --         37,682             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     360,781             --      2,009,879             --      4,978,890             --         38,187             --



          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    360,781   $         --   $  2,009,879   $         --   $  4,978,890   $         --   $     38,187   $         --
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MERCURY
                                                     LARGE CAP                   MFS EMERGING                   MFS MID CAP
                                                  CORE PORTFOLIO               GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (53,033)   $   (28,024)   $   (11,463)   $   (71,788)   $   (85,708)   $   (22,254)
  Realized gain (loss) ..................        (1,336)       (27,346)    (2,847,834)      (367,552)        39,425         13,796
  Change in unrealized gain (loss)
    on investments ......................       343,723        409,527      2,711,524        922,598        303,884        142,156
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       289,354        354,157       (147,773)       483,258        257,601        133,698
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       107,836        273,831          4,139        191,846         77,733        231,963
  Participant transfers from other
    funding options .....................       114,751        294,759          3,904        315,486      4,893,837        111,612
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (421)          (486)           (12)        (1,464)        (1,632)          (256)
  Contract surrenders ...................      (295,507)       (52,329)       (17,042)       (95,769)      (254,731)       (52,788)
  Participant transfers to other
    funding options .....................       (61,560)       (79,373)    (4,792,479)      (358,075)      (247,572)        (9,214)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (92,418)       (14,027)            --        (35,061)       (37,940)       (33,518)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (227,319)       422,375     (4,801,490)        16,963      4,429,695        247,799
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        62,035        776,532     (4,949,263)       500,221      4,687,296        381,497


NET ASSETS:
    Beginning of year ...................     2,980,702      2,204,170      4,949,263      4,449,042      1,293,124        911,627
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,042,737    $ 2,980,702    $        --    $ 4,949,263    $ 5,980,420    $ 1,293,124
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                      MONDRIAN
         MFS TOTAL                       MFS VALUE                 INTERNATIONAL                  PIONEER FUND
     RETURN PORTFOLIO                    PORTFOLIO                STOCK PORTFOLIO                  PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    203,650   $    639,397   $        661   $      1,448   $   (117,881)  $      1,216   $    (29,442)  $     (7,876)
   3,650,862      1,933,016        101,665          2,048         56,674          9,588         19,794          7,793

  (3,125,910)     3,162,427        (36,193)        13,005        531,783        542,814         72,125        112,316
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     728,602      5,734,840         66,133         16,501        470,576        553,618         62,477        112,233
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,621,827      6,214,609        259,172        103,941        259,752      1,394,060         63,200        310,932

   4,649,326      9,440,736      2,125,327        113,728      1,322,811      1,110,051        272,923        557,768
          --        242,935             --             --             --             --             --             --
      (9,895)        (8,343)          (124)            (4)          (659)          (286)          (134)           (58)
  (3,873,715)    (2,423,775)      (200,569)        (1,784)      (201,904)       (68,162)       (48,736)       (54,295)

  (2,807,882)    (2,304,301)      (172,654)           (47)      (131,967)       (70,050)      (115,755)       (35,091)
          --       (242,935)            --             --             --             --             --             --
  (1,041,080)      (407,558)       (20,768)            --        (30,810)       (49,091)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,461,419)    10,511,368      1,990,384        215,834      1,217,223      2,316,522        171,498        779,256
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (732,817)    16,246,208      2,056,517        232,335      1,687,799      2,870,140        233,975        891,489



  68,423,185     52,176,977        232,335             --      5,099,947      2,229,807      1,327,779        436,290
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 67,690,368   $ 68,423,185   $  2,288,852   $    232,335   $  6,787,746   $  5,099,947   $  1,561,754   $  1,327,779
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER
                                                      MID CAP                  PIONEER STRATEGIC             STRATEGIC EQUITY
                                                  VALUE PORTFOLIO               INCOME PORTFOLIO                PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (495)   $        --    $    47,515    $    17,437    $   (77,403)   $   (11,092)
  Realized gain (loss) ..................         1,276             --          2,643             19       (397,448)      (371,398)
  Change in unrealized gain (loss)
    on investments ......................           834             --        (22,010)        (8,494)       459,025      1,085,840
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,615             --         28,148          8,962        (15,826)       703,350
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        42,831             --        242,076        113,823         23,762        474,549
  Participant transfers from other
    funding options .....................        32,932             --      1,751,590        161,716         17,116        123,579
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (2)            --           (145)            (3)        (2,321)        (2,703)
  Contract surrenders ...................           (41)            --       (358,586)        (1,272)      (553,589)      (319,498)
  Participant transfers to other
    funding options .....................            --             --        (77,982)          (122)      (390,291)      (420,535)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (18,834)            --        (90,566)       (81,282)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        75,720             --      1,538,119        274,142       (995,889)      (225,890)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        77,335             --      1,566,267        283,104     (1,011,715)       477,460


NET ASSETS:
    Beginning of year ...................            --             --        283,104             --      8,881,385      8,403,925
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    77,335    $        --    $ 1,849,371    $   283,104    $ 7,869,670    $ 8,881,385
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          STYLE                           STYLE
      FOCUS SERIES:                   FOCUS SERIES:
        SMALL CAP                       SMALL CAP                 TRAVELERS MANAGED             TRAVELERS QUALITY
    GROWTH PORTFOLIO                 VALUE PORTFOLIO               INCOME PORTFOLIO               BOND PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (303)  $         --   $        (36)  $         --   $    281,396   $    573,389   $    (52,861)  $     85,203
         728             --            328             --       (172,736)       (56,553)       (20,403)        (2,187)

       1,507             --            351             --       (202,275)      (315,386)        61,973        (49,492)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,932             --            643             --        (93,615)       201,450        (11,291)        33,524
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      14,508             --         21,685             --        107,674      1,428,433         70,131        961,405

      19,448             --          9,600             --        662,644      3,918,596        133,467        665,230
          --             --             --             --             --         10,209             --             --
          --             --             (2)            --         (2,632)        (2,706)          (392)          (302)
          --             --             --             --     (2,291,209)    (1,204,305)      (225,065)      (166,499)

        (709)            --             --             --     (1,644,656)    (2,944,069)      (563,917)      (431,166)
          --             --             --             --             --        (10,209)            --             --
          --             --             --             --       (136,097)      (530,807)       (55,907)       (35,594)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      33,247             --         31,283             --     (3,304,276)       665,142       (641,683)       993,074
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      35,179             --         31,926             --     (3,397,891)       866,592       (652,974)     1,026,598



          --             --             --             --     20,141,856     19,275,264      2,976,487      1,949,889
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     35,179   $         --   $     31,926   $         --   $ 16,743,965   $ 20,141,856   $  2,323,513   $  2,976,487
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              SB ADJUSTABLE
                                                                                                               RATE INCOME
                                                 U.S. GOVERNMENT                 VAN KAMPEN                    PORTFOLIO -
                                              SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO              CLASS I SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,420)   $       639    $   (35,775)   $   (22,834)   $    50,784    $    (3,857)
  Realized gain (loss) ..................           276          2,449       (211,411)      (112,514)         5,899          1,667
  Change in unrealized gain (loss)
    on investments ......................         2,167            (35)       392,580        189,913        (38,241)       (19,059)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,023          3,053        145,394         54,565         18,442        (21,249)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        41,353         17,158         60,351         42,556        105,407      1,511,186
  Participant transfers from other
    funding options .....................         1,258         75,436         62,260        226,679      1,867,358      3,401,872
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (23)            (3)          (662)          (724)          (631)          (350)
  Contract surrenders ...................          (185)           (51)      (185,492)       (44,424)      (274,863)       (91,135)
  Participant transfers to other
    funding options .....................        (8,508)       (62,242)      (130,461)       (89,217)    (1,451,072)      (464,844)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (46,475)        (7,888)       (73,282)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        33,895         30,298       (240,479)       126,982        172,917      4,356,729
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        34,918         33,351        (95,085)       181,547        191,359      4,335,480


NET ASSETS:
    Beginning of year ...................        33,351             --      2,531,596      2,350,049      4,895,514        560,034
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    68,269    $    33,351    $ 2,436,511    $ 2,531,596    $ 5,086,873    $ 4,895,514
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                    SMITH BARNEY
      SMITH BARNEY                     SMITH BARNEY                INTERNATIONAL                  SMITH BARNEY
       AGGRESSIVE                      HIGH INCOME                    ALL CAP                      LARGE CAP
    GROWTH PORTFOLIO                    PORTFOLIO                 GROWTH PORTFOLIO              VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$ (1,155,519)  $ (1,011,703)  $  1,437,294   $  1,713,559   $     (1,843)  $    (14,097)  $      1,453   $     30,015
     724,927        325,229         49,460         32,755        126,867         62,843         23,803        (49,714)

   6,401,261      5,057,812     (1,321,639)       289,119        134,944        338,690        360,366        756,074
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   5,970,669      4,371,338        165,115      2,035,433        259,968        387,436        385,622        736,375
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,081,345      6,556,547        531,386      1,953,539          4,910         67,446            840         45,983

   4,306,297      9,788,701      2,453,412      5,218,845        346,852        261,718         21,900        211,096
       8,880        125,988             --        105,464         13,022             --             --         10,637
     (10,874)        (9,652)        (3,618)        (3,290)          (780)          (872)        (1,408)        (1,617)
  (3,670,762)    (2,136,899)    (1,923,227)    (1,011,228)      (279,100)       (96,679)      (547,623)      (286,280)

  (3,677,861)    (2,719,454)    (4,448,159)    (2,634,231)       (96,098)      (264,680)      (322,010)      (476,208)
      (8,880)      (125,988)            --       (105,464)       (13,022)            --             --        (10,637)
    (495,445)      (292,752)      (125,550)      (159,670)       (19,464)       (29,927)      (193,479)       (96,318)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,467,300)    11,186,491     (3,515,756)     3,363,965        (43,680)       (62,994)    (1,041,780)      (603,344)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,503,369     15,557,829     (3,350,641)     5,399,398        216,288        324,442       (656,158)       133,031



  64,061,769     48,503,940     27,422,936     22,023,538      2,736,046      2,411,604      8,889,771      8,756,740
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 67,565,138   $ 64,061,769   $ 24,072,295   $ 27,422,936   $  2,952,334   $  2,736,046   $  8,233,613   $  8,889,771
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY
                                                       LARGE                     SMITH BARNEY                 SMITH BARNEY
                                                  CAPITALIZATION                   MID CAP                    MONEY MARKET
                                                 GROWTH PORTFOLIO               CORE PORTFOLIO                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (436,796)   $  (395,930)   $  (178,629)   $  (257,138)   $   155,593    $  (219,634)
  Realized gain (loss) ..................       156,885        313,144      1,474,805         83,556             --             --
  Change in unrealized gain (loss)
    on investments ......................     1,061,442       (312,264)      (328,736)     1,442,097             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       781,531       (395,050)       967,440      1,268,515        155,593       (219,634)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       526,537      2,840,972        164,261      1,572,530        296,199      4,216,992
  Participant transfers from other
    funding options .....................     1,058,006      4,655,739        214,525      1,485,032     10,171,772     21,442,236
  Growth rate intra-fund transfers in ...            --         80,477             --        112,377             --         10,015
  Administrative charges ................        (6,023)        (5,636)        (2,768)        (2,627)        (2,652)        (3,029)
  Contract surrenders ...................    (1,664,533)      (939,913)    (1,072,673)      (566,269)    (2,579,207)    (2,316,176)
  Participant transfers to other
    funding options .....................    (2,628,069)    (6,498,899)      (688,076)    (1,024,806)   (10,056,378)   (28,991,934)
  Growth rate intra-fund transfers out ..            --        (80,477)            --       (112,377)            --        (10,015)
  Other receipts/(payments) .............      (412,311)       (86,832)       (68,700)      (173,142)      (480,577)      (164,944)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,126,393)       (34,569)    (1,453,431)     1,290,718     (2,650,843)    (5,816,855)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (2,344,862)      (429,619)      (485,991)     2,559,233     (2,495,250)    (6,036,489)


NET ASSETS:
    Beginning of year ...................    28,370,470     28,800,089     16,480,425     13,921,192     17,817,524     23,854,013
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $26,025,608    $28,370,470    $15,994,434    $16,480,425    $15,322,274    $17,817,524
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                       EMERGING
    SOCIAL AWARENESS               COMSTOCK PORTFOLIO -           GROWTH PORTFOLIO -         ENTERPRISE PORTFOLIO -
     STOCK PORTFOLIO                 CLASS II SHARES                CLASS I SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$         (9)  $         --   $    (59,073)  $    (54,626)  $    (84,228)  $   (109,463)  $     (1,530)  $     (1,811)
        (247)            --        305,051         40,797       (672,178)      (565,465)           300            853

          --             --       (150,248)       589,243      1,115,435      1,031,219          6,791          2,028
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        (256)            --         95,730        575,414        359,029        356,291          5,561          1,070
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --             --        369,757      1,338,747         23,586        179,912         13,080         25,248

         256             --        249,066        455,375         61,183        331,594              7             90
          --             --             --             --             --             --             --             --
          --             --           (731)          (550)        (2,071)        (2,353)           (16)           (38)
          --             --       (504,770)       (67,885)      (282,676)      (299,398)           (45)          (115)

          --             --       (228,662)      (128,841)      (888,430)      (572,072)           (17)        (8,268)
          --             --             --             --             --             --             --             --
          --             --        (81,083)       (96,966)       (64,718)       (33,515)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         256             --       (196,423)     1,499,880     (1,153,126)      (395,832)        13,009         16,917
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --       (100,693)     2,075,294       (794,097)       (39,541)        18,570         17,987



          --             --      4,862,975      2,787,681      7,242,901      7,282,442         98,117         80,130
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $         --   $  4,762,282   $  4,862,975   $  6,448,804   $  7,242,901   $    116,687   $     98,117
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY
                                                 SMALL CAP GROWTH         CONTRAFUND(R) PORTFOLIO -      CONTRAFUND(R) PORTFOLIO -
                                              OPPORTUNITIES PORTFOLIO          SERVICE CLASS               SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (124,258)   $   (81,724)   $  (209,426)   $  (148,026)   $   (66,901)   $   (47,497)
  Realized gain (loss) ..................       835,184        529,261        209,818         55,428        113,185         10,478
  Change in unrealized gain (loss)
    on investments ......................      (536,594)       269,947      1,855,582      1,360,242        406,791        369,677
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       174,332        717,484      1,855,974      1,267,644        453,075        332,658
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       223,242        576,511        893,168        948,825        356,780        953,518
  Participant transfers from other
    funding options .....................     2,836,386      2,457,165      2,799,321      1,478,756        363,541        395,081
  Growth rate intra-fund transfers in ...            --          1,258             --             --             --             --
  Administrative charges ................          (636)          (404)        (2,015)        (1,675)          (397)          (292)
  Contract surrenders ...................      (384,859)       (80,500)      (808,744)      (307,562)      (160,080)       (44,388)
  Participant transfers to other
    funding options .....................      (917,993)    (4,410,007)      (639,036)      (334,663)      (423,419)       (28,836)
  Growth rate intra-fund transfers out ..            --         (1,258)            --             --             --             --
  Other receipts/(payments) .............       (37,538)       (23,117)       (68,465)       (52,796)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,718,602     (1,480,352)     2,174,229      1,730,885        136,425      1,275,083
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,892,934       (762,868)     4,030,203      2,998,529        589,500      1,607,741


NET ASSETS:
    Beginning of year ...................     5,610,682      6,373,550     11,221,878      8,223,349      3,176,929      1,569,188
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,503,616    $ 5,610,682    $15,252,081    $11,221,878    $ 3,766,429    $ 3,176,929
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        DYNAMIC CAPITAL
   APPRECIATION PORTFOLIO -           MID CAP PORTFOLIO -
        SERVICE CLASS 2                 SERVICE CLASS 2
-----------------------------     -----------------------------
     2005             2004             2005             2004
     ----             ----             ----             ----

$     (6,319)    $     (4,515)    $   (341,818)    $   (215,432)
       9,125              906          858,781           31,253

      55,392            2,790        2,025,213        2,690,612
------------     ------------     ------------     ------------


      58,198             (819)       2,542,176        2,506,433
------------     ------------     ------------     ------------


      34,879           13,607          667,123        2,611,534

      55,266           25,501        4,433,646        3,388,421
          --               --               --           24,372
         (47)             (31)          (1,933)          (1,202)
     (19,596)            (367)        (993,584)        (329,348)

     (12,445)            (114)      (2,186,096)        (411,158)
          --               --               --          (24,372)
          --               --          (73,414)          (6,468)
------------     ------------     ------------     ------------


      58,057           38,596        1,845,742        5,251,779
------------     ------------     ------------     ------------

     116,255           37,777        4,387,918        7,758,212



     266,609          228,832       15,358,198        7,599,986
------------     ------------     ------------     ------------
$    382,864     $    266,609     $ 19,746,116     $ 15,358,198
============     ============     ============     ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife and is available for funding certain variable annuity contracts issued by The Company. Separate Account Ten, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Ten are Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life & Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity and Travelers Life & Annuity Vintage L Variable Annuity.

Participant purchase payments applied to Separate Account Ten are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Ten were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer  AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
           America-Pacific Rim Fund VCT - Class II Shares) *
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Bond VCT Portfolio - Class II Shares *
         Pioneer Cullen Value VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Equity Opportunity VCT Portfolio - Class II Shares *
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Global High Yield VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
           Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares) Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Salomon Brothers Variable All Cap Fund - Class II
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Strategic Stock Portfolio *
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio

     Travelers Series Fund Inc., Maryland business trust (continued)
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio*
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2 Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                            Franklin Templeton Variable Insurance        5/2/2005
                                                                               Products Trust
Managed Allocation Series: Aggressive Portfolio                              The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Conservative Portfolio                            The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate Portfolio                                The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio                     The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio                   The Travelers Series Trust                   5/2/2005
Pioneer Bond VCT Portfolio - Class II Shares                                 Pioneer Variable Contracts Trust            2/14/2005
Pioneer Cullen Value VCT Portfolio - Class II Shares                         Pioneer Variable Contracts Trust            2/14/2005
Pioneer Equity Opportunity VCT Portfolio - Class II Shares                   Pioneer Variable Contracts Trust            2/14/2005
Pioneer Global High Yield VCT Portfolio - Class II Shares                    Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares           Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares         Pioneer Variable Contracts Trust            2/14/2005
Pioneer Mid Cap Value Portfolio                                              The Travelers Series Trust                   5/2/2005
Salomon Brothers Variable All Cap Portfolio - Class II                       Salomon Brothers Variable Series            2/14/2005
                                                                               Funds Inc.
Style Focus Series: Small Cap Growth Portfolio                               The Travelers Series Trust                   5/2/2005
Style Focus Series: Small Cap Value Portfolio                                The Travelers Series Trust                   5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Ten or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Ten product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account Ten form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account Ten adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations: Standard (S), Annual Step up
(SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%       S    Vintage II                1.15%   0.15%                                               1.30%

Separate Account Charge 1.40%       SU   Vintage II                1.25%   0.15%                                               1.40%
                                    S    Vintage II (Series II)    1.25%   0.15%                                               1.40%

Separate Account Charge 1.50%       S    Vintage II                1.15%   0.15%    0.20%                                      1.50%
                                    SU   Vintage II (Series II)    1.35%   0.15%                                               1.50%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%       S    Vintage II                1.15%   0.15%                               0.25%           1.55%
                                    R    Vintage II                1.40%   0.15%                                               1.55%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                                      1.55%

Separate Account Charge 1.60%       SU   Vintage II                1.25%   0.15%    0.20%                                      1.60%

Separate Account Charge 1.65%       SU   Vintage II                1.25%   0.15%                               0.25%           1.65%
                                    S    Vintage II (Series II)    1.25%   0.15%                               0.25%           1.65%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                                      1.65%

Separate Account Charge 1.70%       S    Vintage II                1.15%   0.15%             0.40%                             1.70%
                                    R    Vintage II (Series II)    1.55%   0.15%                                               1.70%

Separate Account Charge 1.75%       D    Portfolio Architect L     1.60%   0.15%                                               1.75%
                                    S    Vintage II                1.15%   0.15%    0.20%                      0.25%           1.75%
                                    R    Vintage II                1.40%   0.15%    0.20%                                      1.75%
                                    SU   Vintage II (Series II)    1.35%   0.15%                               0.25%           1.75%

Separate Account Charge 1.80%       S    Vintage II                1.15%   0.15%                      0.50%                    1.80%
                                    SU   Vintage II                1.25%   0.15%             0.40%                             1.80%
                                    R    Vintage II                1.40%   0.15%                               0.25%           1.80%
                                    S    Vintage II (Series II)    1.25%   0.15%             0.40%                             1.80%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                      0.25%           1.80%

Separate Account Charge 1.85%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                                               1.85%
                                         Portfolio Architect 3     1.70%   0.15%                                               1.85%
                                    SU   Portfolio Architect L     1.70%   0.15%                                               1.85%
                                         Vintage 3                 1.70%   0.15%                                               1.85%
                                    SU   Vintage II                1.25%   0.15%    0.20%                      0.25%           1.85%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                                      1.85%
                                    SU   Vintage L                 1.70%   0.15%                                               1.85%

Separate Account Charge 1.90%       S    Vintage II                1.15%   0.15%    0.20%    0.40%                             1.90%
                                    SU   Vintage II                1.25%   0.15%                      0.50%                    1.90%
                                    S    Vintage II (Series II)    1.25%   0.15%                      0.50%                    1.90%
                                    S    Vintage II (Series II)    1.25%   0.15%                                       0.50%   1.90%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                      0.25%           1.90%
                                    SU   Vintage II (Series II)    1.35%   0.15%             0.40%                             1.90%

Separate Account Charge 1.95%       D    Portfolio Architect L     1.60%   0.15%    0.20%                                      1.95%
                                    R    Vintage II                1.40%   0.15%             0.40%                             1.95%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%    0.40%                             1.95%
                                    R    Vintage II (Series II)    1.55%   0.15%                               0.25%           1.95%

Separate Account Charge 2.00%       D    Portfolio Architect L     1.60%   0.15%                               0.25%           2.00%
                                    S    Vintage II                1.15%   0.15%    0.20%             0.50%                    2.00%
                                    SU   Vintage II                1.25%   0.15%    0.20%    0.40%                             2.00%
                                    R    Vintage II                1.40%   0.15%    0.20%                      0.25%           2.00%
                                    SU   Vintage II (Series II)    1.35%   0.15%                      0.50%                    2.00%
                                    SU   Vintage II (Series II)    1.35%   0.15%                                       0.50%   2.00%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                                      2.00%

Separate Account Charge 2.05%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                                      2.05%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                                               2.05%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%                                      2.05%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                                      2.05%
                                    R    Portfolio Architect L     1.90%   0.15%                                               2.05%
                                         Vintage 3                 1.70%   0.15%    0.20%                                      2.05%
                                    R    Vintage II                1.40%   0.15%                      0.50%                    2.05%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%             0.50%                    2.05%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                              0.50%   2.05%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%    0.40%                             2.05%
                                    R    Vintage L                 1.90%   0.15%                                               2.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.10%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                               0.25%           2.10%
                                         Portfolio Architect 3     1.70%   0.15%                               0.25%           2.10%
                                    SU   Portfolio Architect L     1.70%   0.15%                               0.25%           2.10%
                                         Vintage 3                 1.70%   0.15%                               0.25%           2.10%
                                    SU   Vintage II                1.25%   0.15%    0.20%             0.50%                    2.10%
                                    R    Vintage II (Series II)    1.55%   0.15%             0.40%                             2.10%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                      0.25%           2.10%
                                    SU   Vintage L                 1.70%   0.15%                               0.25%           2.10%

Separate Account Charge 2.15%       D    Portfolio Architect L     1.60%   0.15%             0.40%                             2.15%
                                    R    Vintage II                1.40%   0.15%    0.20%    0.40%                             2.15%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%             0.50%                    2.15%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                              0.50%   2.15%

Separate Account Charge 2.20%       D    Portfolio Architect L     1.60%   0.15%    0.20%                      0.25%           2.20%
                                    R    Vintage II (Series II)    1.55%   0.15%                      0.50%                    2.20%
                                    R    Vintage II (Series II)    1.55%   0.15%                                       0.50%   2.20%
                                    R    Vintage L                 1.90%   0.15%    0.15%                                      2.20%

Separate Account Charge 2.25%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%             0.40%                             2.25%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                                      2.25%
                                         Portfolio Architect 3     1.70%   0.15%             0.40%                             2.25%
                                    D    Portfolio Architect L     1.60%   0.15%                                       0.50%   2.25%
                                    D    Portfolio Architect L     1.60%   0.15%                      0.50%                    2.25%
                                    SU   Portfolio Architect L     1.70%   0.15%             0.40%                             2.25%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%                                      2.25%
                                         Vintage 3                 1.70%   0.15%             0.40%                             2.25%
                                    R    Vintage II                1.40%   0.15%    0.20%             0.50%                    2.25%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%    0.40%                             2.25%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                      0.25%           2.25%
                                    SU   Vintage L                 1.70%   0.15%             0.40%                             2.25%

Separate Account Charge 2.30%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                               0.25%           2.30%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%                      0.25%           2.30%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Portfolio Architect L     1.90%   0.15%                               0.25%           2.30%
                                         Vintage 3                 1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Vintage L                 1.90%   0.15%                               0.25%           2.30%

Separate Account Charge 2.35%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                      0.50%                    2.35%
                                    SU   Pioneer AnnuiStar Flex    1.70%   0.15%                                       0.50%   2.35%
                                         Portfolio Architect 3     1.70%   0.15%                      0.50%                    2.35%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%    0.40%                             2.35%
                                    SU   Portfolio Architect L     1.70%   0.15%                                       0.50%   2.35%
                                    SU   Portfolio Architect L     1.70%   0.15%                      0.50%                    2.35%
                                         Vintage 3                 1.70%   0.15%                      0.50%                    2.35%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%             0.50%                    2.35%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                              0.50%   2.35%
                                    SU   Vintage L                 1.70%   0.15%                      0.50%                    2.35%
                                    SU   Vintage L                 1.70%   0.15%                                       0.50%   2.35%

Separate Account Charge 2.40%       SU   Vintage L                 1.70%   0.15%    0.15%    0.40%                             2.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.45%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%             0.40%                             2.45%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%    0.40%                             2.45%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%             0.50%                    2.45%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%                              0.50%   2.45%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Portfolio Architect L     1.90%   0.15%             0.40%                             2.45%
                                         Vintage 3                 1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Vintage L                 1.90%   0.15%             0.40%                             2.45%
                                    R    Vintage L                 1.90%   0.15%    0.15%                      0.25%           2.45%

Separate Account Charge 2.50%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                      0.25%           2.50%
                                    R    Portfilio Architect L     1.90%   0.15%    0.20%                      0.25%   0.50%   2.50%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                                      2.50%
                                    SU   Vintage L                 1.70%   0.15%    0.15%             0.50%                    2.50%

Separate Account Charge 2.55%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%             0.50%                    2.55%
                                    SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                              0.50%   2.55%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                      0.50%                    2.55%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                                       0.50%   2.55%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%             0.50%                    2.55%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                              0.50%   2.55%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%             0.50%                    2.55%
                                    R    Portfolio Architect L     1.90%   0.15%                                       0.50%   2.55%
                                    R    Portfolio Architect L     1.90%   0.15%                      0.50%                    2.55%
                                         Vintage 3                 1.70%   0.15%    0.20%             0.50%                    2.55%
                                    R    Vintage L                 1.90%   0.15%                      0.50%                    2.55%
                                    R    Vintage L                 1.90%   0.15%                                       0.50%   2.55%

Separate Account Charge 2.60%       R    Vintage L                 1.90%   0.15%    0.15%    0.40%                             2.60%

Separate Account Charge 2.65%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%    0.40%                             2.65%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%    0.40%                             2.65%

Separate Account Charge 2.70%       R    Vintage L                 1.90%   0.15%    0.15%                              0.50%   2.70%
                                    R    Vintage L                 1.90%   0.15%    0.15%             0.50%                    2.70%

Separate Account Charge 2.75%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                              0.50%   2.75%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%             0.50%                    2.75%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%                              0.50%   2.75%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%             0.50%                    2.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                  WITHDRAWAL/SURRENDER CHARGES (AS A PERCENTAGE
PRODUCT                           OF THE AMOUNT WITHDRAWN)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF        PROCEEDS
                                                                               SHARES         VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.1%)
    Total (Cost $756,599)                                                        12,674   $    992,098   $    493,874   $    164,636
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $146,799)                                                        14,829        148,887        125,009         53,685
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $106,785)                                                         6,226        107,089        192,792        100,435
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.1%)
    Total (Cost $1,401,370)                                                   1,401,370      1,401,370      3,454,946      4,027,373
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $238,577)                 11,248        274,799         93,356         17,494
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $289,963)                  22,920        309,881         52,852         10,990
  AIM V.I. Premier Equity Fund - Series I (Cost $895,354)                        48,279      1,077,578         64,384        347,906
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,423,894)                                                      82,447      1,662,258        210,592        376,390
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $4,151,600)                                                           210,092      5,178,762        636,189        562,052
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $8,288,064)                                                           265,085      7,035,361        237,002      1,215,310
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,439,664)                                                    475,177     12,214,123        873,191      1,777,362
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (19.5%)
  Global Growth Fund - Class 2 Shares (Cost $27,691,978)                      1,800,377     35,143,365      4,336,618      3,102,698
  Growth Fund - Class 2 Shares (Cost $81,300,333)                             1,722,803    101,610,918      8,723,568      5,178,230
  Growth-Income Fund - Class 2 Shares (Cost $84,828,273)                      2,668,941    101,740,037      8,875,290      7,038,217
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $193,820,584)                                                 6,192,121    238,494,320     21,935,476     15,319,145
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $47,879)                                                          5,781         97,229          1,501         86,435
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,276,035)                                                     154,778      2,905,175        777,306        547,530
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.2%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $451,634)          14,128        524,275         43,697         23,673
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $1,117,625)                                                            34,049      1,496,777         44,128        274,300
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,569,259)                                                      48,177      2,021,052         87,825        297,973
                                                                           ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.4%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $1,804,374)             162,484      2,022,930        693,875        227,241
  Mercury Value Opportunities V.I. Fund - Class III (Cost $3,795,139)           459,265      2,741,809      2,338,812        204,635
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,599,513)                                                     621,749      4,764,739      3,032,687        431,876
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.5%)
  Franklin Income Securities Fund - Class II Shares (Cost $1,178,331)            76,091      1,165,710      1,281,799        102,985
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $973,113)                                                              57,606      1,027,695        602,086         33,177
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $9,896,326)                                                           566,364     11,531,178        231,002      2,027,523
  Mutual Shares Securities Fund - Class 2 Shares (Cost $15,793,873)           1,094,627     19,889,378      3,408,387      1,387,524
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $5,712,410)                                                           691,757      7,540,156      4,096,854      1,643,990
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $17,555,340)       1,428,649     22,315,496      3,642,903      1,530,482

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF        PROCEEDS
                                                                               SHARES         VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,847,163)           317,613   $  4,386,234   $  2,456,993   $    650,548
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $54,956,556)                                                  4,232,707     67,855,847     15,720,024      7,376,229
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (8.7%)
  Appreciation Portfolio (Cost $26,940,126)                                   1,308,898     31,714,588      1,154,160      3,215,945
  Diversified Strategic Income Portfolio (Cost $15,583,187)                   1,677,106     15,110,727      1,882,209      3,368,160
  Equity Index Portfolio - Class II Shares (Cost $11,990,714)                   456,420     13,875,182        702,886      2,603,342
  Fundamental Value Portfolio (Cost $40,320,417)                              2,125,051     43,839,795      4,713,423      6,020,748
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $685,513)                                                              35,851        836,406         98,013         54,150
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $621,670)                                                              31,314        722,733        112,005         28,622
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $69,793)                                                               16,852         85,442          1,528          3,913
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $96,211,420)                                                  5,651,492    106,184,873      8,664,224     15,294,880
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.4%)
  Balanced Portfolio - Service Shares (Cost $1,201,906)                          51,919      1,382,083         89,777        101,176
  Global Life Sciences Portfolio - Service Shares (Cost $43,346)                  6,916         61,133             64          3,756
  Global Technology Portfolio - Service Shares (Cost $99,564)                    31,114        123,212          9,570         80,226
  Mid Cap Growth Portfolio - Service Shares (Cost $3,223,272)                   117,322      3,333,108        221,782        447,315
  Worldwide Growth Portfolio - Service Shares (Cost $229,429)                     9,472        262,939         13,734         41,103
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,797,517)                                                     216,743      5,162,475        334,927        673,576
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.3%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,951,680)                                                     195,653      3,191,096        934,324        494,059
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (2.5%)
  Growth and Income Portfolio (Cost $11,345,893)                                461,913     12,083,654      2,221,497        980,966
  Mid-Cap Value Portfolio (Cost $15,915,936)                                    865,841     18,260,592      5,415,162        787,166
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $27,261,829)                                                  1,327,754     30,344,246      7,636,659      1,768,132
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $129,444)                                                               3,713        141,948         16,885          2,737
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $312,789)         11,795        391,117        102,032         17,909
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $55,864)                 2,710         58,618         62,224          8,608
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $498,097)                                                        18,218        591,683        181,141         29,254
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (6.5%)
  Real Return Portfolio - Administrative Class (Cost $14,971,732)             1,184,014     15,025,136      4,258,157      2,738,847
  Total Return Portfolio - Administrative Class (Cost $64,657,237)            6,274,724     64,253,175      8,052,534      9,336,785
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $79,628,969)                                                  7,458,738     79,278,311     12,310,691     12,075,632
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (0.5%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $271,225)         26,897        264,935        109,001         57,527
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $92,872)                 6,544         95,997         29,908          2,306
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $132,191)           12,983        142,678        133,562          1,449
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $123,320)                                                               6,815        189,735         54,140         21,657
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $783,899)          40,454        864,502        251,182         85,085
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $14,707)                   1,714         19,202             88            339
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $484,590)                   25,256        542,753        151,972         26,617
  Pioneer Global High Yield VCT Portfolio - Class II Shares
    (Cost $14,033)                                                                1,411         14,141         14,172            140
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $21,257)            1,770         23,360            734            520
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,101,231)           98,039      1,066,667        440,340        101,582
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
    Shares (Cost $87,040)                                                         8,159         89,584         87,768            731

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $101,080)                                                               9,661   $    104,142   $    101,490   $        419
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
    Shares (Cost $199,494)                                                       19,091        202,937        256,660         57,641
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $31,533)                                                                3,126         42,609          2,533          1,709
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $369,972)          15,814        390,931        278,390         34,074
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $365,985)                                                              34,476        413,021        198,332         12,798
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $182,617)                                                               7,897        206,039        145,731         27,834
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
    (Cost $77,193)                                                                7,198         81,839         61,028          2,098
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $249,338)        17,032        273,702        170,210          7,442
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $46,877)            4,078         47,751         21,384            706
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $1,057,219)                                                            96,699      1,040,478        474,420        154,181
  Pioneer Value VCT Portfolio - Class II Shares (Cost $367,349)                  28,647        398,763        134,890         18,587
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,175,022)                                                     473,761      6,515,766      3,117,935        615,442
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (1.0%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $172,019)              44,753        238,534          1,901        267,500
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $2,342,166)                                                           210,658      3,425,292        240,853        471,017
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $6,194,872)            370,137      8,487,244      1,754,824      1,281,422
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $8,709,057)                                                     625,548     12,151,070      1,997,578      2,019,939
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.2%)
  All Cap Fund - Class I (Cost $12,943,023)                                     892,429     15,483,639        635,700      4,805,565
  Investors Fund - Class I (Cost $11,176,267)                                   910,846     13,243,707      1,726,983      3,135,865
  Large Cap Growth Fund - Class I (Cost $413,319)                                36,694        452,066         33,260        186,045
  Salomon Brothers Variable All Cap Fund - Class II (Cost $1,746)                   105          1,821          1,772             27
  Small Cap Growth Fund - Class I (Cost $9,117,508)                             744,729     10,158,106      3,537,697      1,374,594
  Total Return Fund - Class II (Cost $103,618)                                    9,307        106,843         27,281          3,055
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $33,755,481)                                                  2,594,110     39,446,182      5,962,693      9,505,151
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.4%)
  Smith Barney Dividend Strategy Portfolio (Cost $2,180,459)                    261,715      2,274,302        203,044        540,130
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $2,314,161)                                                           218,835      2,818,596         51,096        209,948
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,494,620)                                                     480,550      5,092,898        254,140        750,078
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (18.2%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $95,413,401)                                                        7,168,929    109,254,476      7,095,458     15,363,189
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $72,576,778)                                                        5,942,718     79,929,552      5,621,449     12,313,997
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $20,505,378)                                                        1,440,470     23,292,404      4,533,042      2,925,912
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $9,351,412)                                                           705,002     10,314,174      1,417,344      2,030,451
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $197,846,969)                                                15,257,119    222,790,606     18,667,293     32,633,549
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (13.0%)
  AIM Capital Appreciation Portfolio (Cost $3,646,946)                          371,044      4,307,823        149,158        641,425
  Convertible Securities Portfolio (Cost $2,599,846)                            221,547      2,625,329      2,462,163      4,957,320
  Disciplined Mid Cap Stock Portfolio (Cost $925,243)                            57,906      1,271,609         86,479         74,484
  Equity Income Portfolio (Cost $13,677,630)                                    895,988     15,841,061      2,251,537      3,193,074
  Federated High Yield Portfolio (Cost $2,474,086)                              294,374      2,602,270        189,043        414,253
  Federated Stock Portfolio (Cost $149,848)                                      10,569        184,321         28,646          5,684
  Large Cap Portfolio (Cost $6,099,651)                                         432,683      6,550,824        506,827        693,427
  Managed Allocation Series: Aggressive Portfolio (Cost $440,865)                41,043        461,323        494,412         56,410
  Managed Allocation Series: Conservative Portfolio (Cost $359,291)              34,894        360,802        513,487        152,366
  Managed Allocation Series: Moderate Portfolio (Cost $1,973,569)               186,110      2,009,992      1,992,325         19,065
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $4,713,737)                                                           455,967      4,979,158      4,895,614        190,937
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $37,663)                                                                3,610         38,189         37,869            207

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio (Cost $2,849,532)                            300,087   $  3,042,885   $    215,381   $    495,585
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --          4,312      4,817,264
  MFS Mid Cap Growth Portfolio (Cost $5,415,176)                                739,270      5,980,694      4,939,050        594,789
  MFS Total Return Portfolio (Cost $65,949,932)                               4,117,628     67,693,808      8,131,843      6,197,716
  MFS Value Portfolio (Cost $2,312,159)                                         184,001      2,288,971      2,407,657        327,362
  Mondrian International Stock Portfolio (Cost $5,498,371)                      543,049      6,788,117      1,503,264        403,551
  Pioneer Fund Portfolio (Cost $1,344,266)                                      122,497      1,561,839        328,874        186,733
  Pioneer Mid Cap Value Portfolio (Cost $76,505)                                  7,174         77,340         77,132            632
  Pioneer Strategic Income Portfolio (Cost $1,879,971)                          198,228      1,849,467      1,998,499        412,768
  Strategic Equity Portfolio (Cost $9,910,424)                                  442,384      7,870,007        113,063      1,186,018
  Style Focus Series: Small Cap Growth Portfolio (Cost $33,674)                   3,108         35,181         34,545            946
  Style Focus Series: Small Cap Value Portfolio (Cost $31,577)                    2,853         31,928         31,685            109
  Travelers Managed Income Portfolio (Cost $17,801,665)                       1,518,115     16,744,810      1,304,389      4,326,424
  Travelers Quality Bond Portfolio (Cost $2,352,456)                            207,283      2,323,642        176,313        870,728
  U.S. Government Securities Portfolio (Cost $66,141)                             5,137         68,273         42,613         10,077
  Van Kampen Enterprise Portfolio (Cost $3,493,905)                             191,407      2,436,615        122,723        398,874
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $156,114,129)                                                11,587,956    160,026,278     35,038,903     30,628,228
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (13.5%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $5,145,202)        511,786      5,087,150      1,943,386      1,719,407
  Smith Barney Aggressive Growth Portfolio (Cost $54,964,660)                 4,543,949     67,568,517      2,864,833      6,482,324
  Smith Barney High Income Portfolio (Cost $25,335,931)                       3,376,374     24,073,550      3,743,830      5,821,037
  Smith Barney International All Cap Growth Portfolio (Cost $2,043,206)         206,466      2,952,459        397,470        442,869
  Smith Barney Large Cap Value Portfolio (Cost $7,798,050)                      435,429      8,233,958        176,545      1,216,527
  Smith Barney Large Capitalization Growth Portfolio (Cost $23,687,137)       1,723,634     26,026,877      1,192,844      4,754,764
  Smith Barney Mid Cap Core Portfolio (Cost $13,820,095)                      1,120,112     15,995,198      1,533,538      2,005,269
  Smith Barney Money Market Portfolio (Cost $15,323,025)                     15,323,025     15,323,025     11,037,355     13,517,712
  Social Awareness Stock Portfolio (Cost $0)                                         --             --         33,836         33,588
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $148,117,306)                                                27,240,775    165,260,734     22,923,637     35,993,497
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.9%)
  Comstock Portfolio - Class II Shares (Cost $3,891,508)                        348,906      4,762,563        779,331        868,999
  Emerging Growth Portfolio - Class I Shares (Cost $8,936,555)                  230,242      6,449,082         76,479      1,313,555
  Enterprise Portfolio - Class II Shares (Cost $95,971)                           7,993        116,694         13,511          2,025
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,924,034)                                                    587,141     11,328,339        869,321      2,184,579
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $7,282,408)                                                     692,252      7,504,015      3,687,933      1,362,124
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (3.2%)
  Contrafund(R) Portfolio - Service Class (Cost $11,342,958)                    493,141     15,252,852      2,953,883        986,173
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,779,031)                   122,732      3,766,648        657,072        586,698
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $269,002)                                                              44,625        382,885         89,801         38,042
  Mid Cap Portfolio - Service Class 2 (Cost $13,594,817)                        569,575     19,747,179      4,339,410      2,565,925
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $27,985,808)                                                  1,230,073     39,149,564      8,040,166      4,176,838
                                                                           ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005        693   1.287 - 1.615        992           -     1.30 - 2.45       0.69 - 17.95
                                          2004        450   1.111 - 1.385        524           -     1.75 - 2.45     (0.29) - 17.33
                                          2003        388   0.949 - 1.183        384        0.06     1.85 - 2.45      20.04 - 26.52
                                          2002        237   0.775 - 0.777        184        1.79     1.85 - 2.05   (11.40) - (6.17)

HIGH YIELD BOND TRUST                     2005        141   1.047 - 1.063        149        0.01     1.75 - 2.65      (1.49) - 3.04
                                          2004         70   1.061 - 1.075         75       13.02     1.75 - 2.65        2.91 - 7.69

MANAGED ASSETS TRUST                      2005         98   1.089 - 1.098        107        0.01     1.75 - 2.25        1.58 - 3.29
                                          2004         13   1.072 - 1.073         14        3.60     2.15 - 2.25        4.08 - 5.82

MONEY MARKET PORTFOLIO                    2005      1,433   0.973 - 0.993      1,404        2.80     1.75 - 2.75        0.30 - 1.12
                                          2004      2,027   0.969 - 0.980      1,976        1.03     1.75 - 2.45    (1.42) - (0.51)
                                          2003      2,368   0.982 - 0.986      2,332        0.77     1.85 - 2.45    (1.31) - (0.10)
                                          2002        990   0.995 - 0.996        986        0.74     1.85 - 2.05    (0.40) - (0.30)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                             2005        241   1.134 - 1.148        275           -     1.85 - 2.45        5.98 - 6.59
                                          2004        165   1.070 - 1.077        177           -     1.85 - 2.45        1.71 - 7.81

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                             2005        255   1.210 - 1.225        310        0.31     1.85 - 2.45        4.67 - 7.07
                                          2004        222   1.156 - 1.163        258        0.03     1.85 - 2.45       8.43 - 10.13

  AIM V.I. Premier Equity Fund -
    Series I                              2005      1,155   0.810 - 1.279      1,078        0.79     1.30 - 2.45        3.13 - 4.33
                                          2004      1,436   0.779 - 1.232      1,316        0.44     1.30 - 2.45        3.23 - 4.38
                                          2003      1,690   0.748 - 1.184      1,451        0.30     1.30 - 2.45      21.01 - 27.35
                                          2002      1,460   0.607 - 0.782      1,007        0.59     1.30 - 2.05  (31.70) - (25.57)
                                          2001        343   0.884 - 1.142        341        0.35     1.30 - 2.05     (10.43) - 2.42
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      4,081   1.101 - 1.403      5,178        1.27     1.30 - 2.55        2.06 - 4.46
                                          2004      4,009   1.107 - 1.365      4,932        0.74     1.30 - 2.45       6.74 - 10.64
                                          2003      3,401   1.016 - 1.248      3,779        0.77     1.30 - 2.45       1.63 - 35.78
                                          2002        702   0.785 - 0.788        552        0.05     1.30 - 2.05   (20.47) - (3.79)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005      8,370   0.749 - 1.383      7,035           -     1.30 - 2.45      12.11 - 22.02
                                          2004      9,558   0.663 - 1.224      7,096           -     1.30 - 2.45        5.70 - 6.88
                                          2003     10,240   0.621 - 1.150      6,897           -     1.30 - 2.45       3.61 - 30.83
                                          2002     11,167   0.511 - 0.803      5,997           -     1.30 - 2.05  (32.23) - (31.74)
                                          2001     12,139   0.751 - 1.183      9,240           -     1.30 - 2.05     (18.72) - 3.59
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     25,193   1.116 - 1.649     35,142        0.67     1.30 - 2.65       9.63 - 12.72
                                          2004     23,987   1.022 - 1.473     29,725        0.44     1.30 - 2.65       7.74 - 12.01
                                          2003     19,299   0.914 - 1.322     20,561        0.39     1.30 - 2.60       5.52 - 41.36
                                          2002     13,460   0.686 - 0.995      9,782        0.91     1.30 - 2.05     (16.34) - 0.80
                                          2001     11,365   0.817 - 1.188      9,408        0.71     1.30 - 2.05    (15.51) - 11.44

  Growth Fund - Class 2 Shares            2005     69,340   1.097 - 1.633    101,606        0.71     1.30 - 2.70       5.15 - 15.38
                                          2004     65,927   0.961 - 1.429     84,437        0.19     1.30 - 2.65       6.86 - 12.32
                                          2003     49,144   0.869 - 1.292     55,477        0.15     1.30 - 2.60       4.54 - 43.44
                                          2002     25,489   0.647 - 0.918     19,272        0.03     1.30 - 2.05  (25.95) - (25.41)
                                          2001     19,783   0.871 - 1.238     19,531        0.48     1.30 - 2.05     (19.42) - 9.37

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AMERICAN FUNDS INSURANCE SERIES
(CONTINUED)
  Growth-Income Fund - Class 2 Shares     2005     74,386   1.039 - 1.428    101,735        1.34     1.30 - 2.70        2.05 - 4.43
                                          2004     72,845   1.064 - 1.372     95,895        0.96     1.30 - 2.65        4.84 - 9.58
                                          2003     56,026   0.999 - 1.265     67,614        1.37     1.30 - 2.60       6.41 - 37.73
                                          2002     27,289   0.768 - 0.916     24,585        1.12     1.30 - 2.05  (20.03) - (19.36)
                                          2001     17,284   0.957 - 1.143     19,305        1.88     1.30 - 2.05     (1.54) - 14.46
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005         56   1.717 - 2.084         97        0.84     1.85 - 2.45      24.87 - 25.64
                                          2004        108   1.370 - 1.669        150        0.29     1.85 - 2.45      21.91 - 22.62
                                          2003        114   1.119 - 1.369        128           -     1.85 - 2.45      40.05 - 41.57
                                          2002         54   0.799 - 0.801         43        0.30     1.85 - 2.05   (13.50) - (1.48)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      1,679   1.083 - 1.798      2,905        1.88     1.30 - 2.65     (3.39) - 13.80
                                          2004      1,634   1.459 - 1.696      2,696        1.88     1.75 - 2.65      23.05 - 28.92
                                          2003      1,243   1.250 - 1.319      1,588        1.47     1.85 - 2.45       6.11 - 34.94
                                          2002        423   0.952 - 0.953        403           -     1.85 - 2.05    (8.89) - (4.13)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005        465   0.997 - 1.209        524        0.02     1.75 - 2.65        1.67 - 2.64
                                          2004        439   0.975 - 1.184        482        1.79     1.75 - 2.65        1.52 - 3.15
                                          2003        418   0.948 - 1.151        425        1.89     1.85 - 2.45       5.31 - 20.80
                                          2002        136           0.799        109        2.20            1.85             (4.54)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      1,250   1.096 - 1.420      1,497           -     1.75 - 2.65        0.63 - 3.94
                                          2004      1,434   1.057 - 1.371      1,639        0.21     1.75 - 2.65        6.88 - 9.36
                                          2003      1,135   0.969 - 1.258      1,175        0.04     1.85 - 2.45       2.28 - 33.87
                                          2002        460   0.751 - 0.752        346        0.03     1.85 - 2.05  (19.49) - (10.91)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005      1,563   1.280 - 1.318      2,023        2.58     1.30 - 2.65       7.29 - 11.51
                                          2004      1,177   1.193 - 1.208      1,412        6.61     1.55 - 2.65       1.77 - 12.10
                                          2003         22   1.073 - 1.074         24       11.14     1.85 - 2.45        0.00 - 7.73
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005      2,119   1.200 - 1.315      2,742        0.82     1.30 - 2.65       7.30 - 16.53
                                          2004      1,201   1.118 - 1.210      1,438           -     1.30 - 2.65       5.27 - 13.73
                                          2003         10   1.066 - 1.067         11        0.22     2.25 - 2.45        0.47 - 5.02
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005      1,130   1.028 - 1.036      1,166        1.14     1.30 - 2.45      (3.63) - 5.18
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                 2005        912   1.080 - 1.143      1,028        1.00     1.85 - 2.55        0.89 - 3.05
                                          2004        386   1.118 - 1.125        432        0.53     1.85 - 2.45        5.17 - 9.12
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005      9,720   0.895 - 1.476     11,531           -     1.30 - 2.75        2.09 - 5.75
                                          2004     11,189   0.868 - 1.433     12,822           -     1.30 - 2.60       8.66 - 13.37
                                          2003      9,766   0.790 - 1.307      9,781           -     1.30 - 2.60       3.66 - 46.36
                                          2002      6,103   0.585 - 0.859      3,772        0.25     1.30 - 2.05  (30.15) - (29.63)
                                          2001      4,786   0.833 - 1.228      4,016        0.38     1.30 - 2.05    (16.53) - 15.53

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005     14,278   1.079 - 1.473     19,888        0.90     1.30 - 2.70        5.78 - 9.23
                                          2004     12,665   1.138 - 1.355     16,195        0.77     1.30 - 2.65       8.64 - 11.21
                                          2003      8,301   1.031 - 1.223      9,560        0.85     1.30 - 2.60       7.62 - 28.23
                                          2002        976   0.841 - 0.845        822        0.03     1.30 - 2.05   (15.72) - (3.10)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      3,432   1.562 - 2.244      7,540        1.23     1.30 - 2.70       6.25 - 25.78
                                          2004      2,146   1.260 - 1.784      3,774        1.66     1.30 - 2.65       3.04 - 25.57
                                          2003        752   1.261 - 1.449      1,083        0.13     1.30 - 2.45       3.87 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     15,565   1.071 - 1.623     22,314        1.18     1.30 - 2.60       7.31 - 11.77
                                          2004     13,846   1.079 - 1.498     18,336        1.07     1.30 - 2.60       2.39 - 16.90
                                          2003      9,571   0.925 - 1.285     10,510        1.68     1.30 - 2.60       6.25 - 43.08
                                          2002      5,263   0.710 - 0.907      3,935        1.58     1.30 - 2.05  (20.28) - (19.64)
                                          2001      4,357   0.886 - 1.134      3,895        2.86     1.30 - 2.05     (17.27) - 3.28
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,099   1.187 - 1.549      4,386        1.10     1.30 - 2.60        3.62 - 7.52
                                          2004      1,769   1.160 - 1.444      2,283        1.13     1.30 - 2.60       2.08 - 15.69
                                          2003        507   1.020 - 1.263        550        1.43     1.75 - 2.45       1.18 - 32.15
                                          2002        149   0.788 - 0.789        117           -     1.85 - 2.05    (6.08) - (5.05)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     26,702   1.019 - 1.312     31,713        0.83     1.30 - 2.60        1.60 - 2.96
                                          2004     28,234   0.994 - 1.280     32,703        1.19     1.30 - 2.60        4.12 - 7.39
                                          2003     24,386   0.930 - 1.196     26,061        0.88     1.30 - 2.60       3.33 - 30.14
                                          2002     12,922   0.760 - 0.920     10,564        1.71     1.30 - 2.05  (19.19) - (18.17)
                                          2001      7,414   0.937 - 1.137      7,265        1.26     1.30 - 2.05      (5.47) - 2.99

  Diversified Strategic Income Portfolio  2005     12,591   1.097 - 1.257     15,110        5.19     1.30 - 2.60        0.00 - 1.21
                                          2004     14,278   1.097 - 1.242     17,036        5.29     1.30 - 2.60        2.90 - 5.94
                                          2003     11,488   1.055 - 1.178     13,157        7.81     1.30 - 2.60       1.47 - 10.30
                                          2002      5,981   1.025 - 1.068      6,350       10.31     1.30 - 2.05        2.77 - 3.49
                                          2001      4,971   0.995 - 1.032      5,112        8.80     1.30 - 2.05      (0.20) - 1.78

  Equity Index Portfolio - Class II
    Shares                                2005     12,248   0.880 - 1.349     13,874        1.17     1.30 - 2.60        1.57 - 6.87
                                          2004     13,983   0.857 - 1.316     15,369        1.41     1.30 - 2.60        4.06 - 8.90
                                          2003     11,969   0.790 - 1.214     11,956        1.43     1.30 - 2.60       5.41 - 32.75
                                          2002      6,316   0.628 - 0.870      4,244        2.01     1.30 - 2.05  (23.75) - (21.47)
                                          2001      5,015   0.822 - 1.141      4,154        0.68     1.30 - 1.85     (13.66) - 5.55

  Fundamental Value Portfolio             2005     32,161   1.056 - 1.443     43,838        0.92     1.30 - 2.60        2.11 - 3.44
                                          2004     34,836   1.025 - 1.401     46,065        0.70     1.30 - 2.60      (0.64) - 6.85
                                          2003     29,652   0.964 - 1.316     36,658        0.78     1.30 - 2.60       6.17 - 47.26
                                          2002     19,474   0.708 - 0.906     17,252        1.19     1.30 - 2.05  (22.87) - (22.29)
                                          2001     12,058   0.915 - 1.173     13,803        0.72     1.30 - 2.05      (6.75) - 9.63
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005        581   1.192 - 1.502        836           -     1.75 - 2.45       7.24 - 13.25
                                          2004        537   1.107 - 1.390        716           -     1.75 - 2.45        3.53 - 7.12
                                          2003        292   1.035 - 1.302        366           -     1.85 - 2.45       6.46 - 37.62
                                          2002          3           0.755          2           -            1.85             (2.83)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares         2005        600   1.124 - 1.215        723           -     1.85 - 2.55        6.95 - 7.71
                                          2004        510   1.121 - 1.130        573           -     1.75 - 2.45        1.82 - 6.91
                                          2003         13           1.057         13           -            1.75               2.03
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005         68   1.095 - 1.326         85        0.37     1.85 - 2.45        1.15 - 1.66
                                          2004         69   1.079 - 1.307         85        0.96     1.85 - 2.45        3.08 - 6.48
                                          2003         68   1.016 - 1.231         77        0.59     1.85 - 2.45       1.74 - 32.51
                                          2002         16           0.798         13        0.10            1.85               5.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      1,138   1.135 - 1.236      1,382        2.09     1.75 - 2.45        5.06 - 5.81
                                          2004      1,147   1.076 - 1.173      1,321        2.33     1.75 - 2.45        5.24 - 6.29
                                          2003        946   1.015 - 1.106      1,024        2.95     1.85 - 2.45       2.69 - 12.76
                                          2002        197   0.911 - 0.912        180        2.89     1.85 - 2.05    (1.19) - (1.08)
  Global Life Sciences Portfolio -
    Service Shares                        2005         44   1.125 - 1.496         61           -     1.85 - 2.45       9.66 - 10.29
                                          2004         46   1.020 - 1.362         58           -     1.85 - 2.45      11.42 - 12.09
                                          2003         50   0.910 - 1.219         57           -     1.85 - 2.45      11.53 - 23.98
                                          2002          2           0.734          2           -            1.85             (5.05)

  Global Technology Portfolio -
    Service Shares                        2005        103   0.962 - 1.462        123           -     1.85 - 2.45       8.91 - 18.00
                                          2004        187   0.880 - 1.330        184           -     1.85 - 2.45    (1.93) - (1.34)
                                          2003        180   0.894 - 1.352        176           -     1.85 - 2.45      19.84 - 43.75
                                          2002         10           0.624          6           -            1.85             (5.02)

  Mid Cap Growth Portfolio -
    Service Shares                        2005      4,871   0.492 - 1.699      3,333           -     1.30 - 2.45       4.85 - 10.64
                                          2004      5,338   0.446 - 1.543      3,208           -     1.30 - 2.45      17.57 - 19.00
                                          2003      5,777   0.376 - 1.302      2,757           -     1.30 - 2.45       3.44 - 35.60
                                          2002      5,698   0.283 - 0.817      1,756           -     1.30 - 2.05  (29.62) - (29.10)
                                          2001      6,171   0.400 - 1.158      2,539           -     1.30 - 2.05     (40.56) - 5.75

  Worldwide Growth Portfolio -
    Service Shares                        2005        224   0.947 - 1.254        263        1.22     1.85 - 2.45        2.99 - 3.69
                                          2004        253   0.916 - 1.213        280        0.79     1.85 - 2.45        0.58 - 2.56
                                          2003        307   0.894 - 1.185        338        0.94     1.85 - 2.45      21.14 - 27.83
                                          2002        119   0.738 - 0.739         88        0.39     1.85 - 2.05    (2.64) - (1.07)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      2,129   1.140 - 1.556      3,191           -     1.30 - 2.55        1.28 - 7.49
                                          2004      1,917   1.125 - 1.516      2,845           -     1.30 - 2.55       0.81 - 13.39
                                          2003        675   1.326 - 1.337        897           -     1.30 - 2.45       2.31 - 30.45
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      8,792   1.106 - 1.411     12,083        0.99     1.30 - 2.65        0.56 - 5.33
                                          2004      8,276   1.248 - 1.385     11,267        1.10     1.30 - 2.65       7.65 - 14.37
                                          2003      3,560   1.138 - 1.245      4,404        1.33     1.30 - 2.60       5.47 - 23.29

  Mid-Cap Value Portfolio                 2005     11,345   1.220 - 1.649     18,260        0.48     1.30 - 2.70        1.92 - 6.99
                                          2004      8,801   1.159 - 1.543     13,372        0.40     1.30 - 2.65       2.66 - 22.46
                                          2003      3,702   1.153 - 1.260      4,635        1.13     1.30 - 2.60       3.50 - 24.26
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares              2005        126   1.069 - 1.134        142        0.71     1.85 - 2.55        2.46 - 3.00
                                          2004        111   1.097 - 1.101        122        0.03     1.85 - 2.25       3.00 - 10.56
  Oppenheimer Global Securities Fund/VA
    - Service Shares                      2005        280   1.299 - 1.412        391        0.78     1.85 - 2.55       5.78 - 17.59
                                          2004        209   1.253 - 1.261        263        0.08     1.85 - 2.45      12.25 - 22.97
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         53   1.106 - 1.113         59        0.31     1.75 - 2.15        3.56 - 7.05
                                          2004          2           1.068          2           -            2.15               8.32
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005     13,461   1.061 - 1.136     15,024        2.78     1.30 - 2.65      (0.63) - 0.80
                                          2004     12,333   1.066 - 1.127     13,747        1.04     1.30 - 2.65        5.21 - 7.44
                                          2003      5,346   1.041 - 1.049      5,580        0.50     1.30 - 2.60      (1.13) - 5.12

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
(CONTINUED)
  Total Return Portfolio -
    Administrative Class                  2005     57,303   1.039 - 1.231     64,250        3.40     1.30 - 2.70      (1.14) - 1.07
                                          2004     59,889   1.043 - 1.218     67,209        1.89     1.30 - 2.65        1.55 - 3.57
                                          2003     51,348   1.022 - 1.176     56,496        2.78     1.30 - 2.60      (1.14) - 3.70
                                          2002     23,265   1.071 - 1.134     25,547        4.05     1.30 - 2.05        6.89 - 7.90
                                          2001      3,499   1.002 - 1.054      3,651        2.60     1.30 - 2.05      (1.09) - 5.72
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                       2005        263   1.000 - 1.020        265        4.45     1.85 - 2.75    (1.07) - (0.10)
                                          2004        218   1.007 - 1.014        220        4.04     1.85 - 2.45      (0.89) - 1.00
  Pioneer Balanced VCT Portfolio - Class
    II Shares                             2005         89   1.036 - 1.080         96        1.76     1.85 - 2.55        1.14 - 1.79
                                          2004         63   1.054 - 1.061         67        1.74     1.85 - 2.45        0.95 - 4.25
  Pioneer Cullen Value VCT Portfolio -
    Class II Shares                       2005        130   1.092 - 1.097        143           -     2.10 - 2.75       4.78 - 10.71
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                     2005        108   1.731 - 1.771        190        0.49     1.85 - 2.75      28.99 - 35.09
                                          2004         80   1.302 - 1.311        104        0.36     1.85 - 2.45      11.00 - 24.62
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                       2005        700   1.156 - 1.255        864        2.18     1.85 - 2.55      (0.52) - 4.28
                                          2004        560   1.204 - 1.212        676        2.11     1.85 - 2.45      10.56 - 15.10

  Pioneer Europe VCT Portfolio - Class
    II Shares                             2005         14           1.344         19        0.48            1.85               5.83
                                          2004         14           1.270         18           -            1.85              20.95

  Pioneer Fund VCT Portfolio - Class
    II Shares                             2005        458   1.178 - 1.195        543        1.13     1.85 - 2.45        3.42 - 4.09
                                          2004        343   1.139 - 1.148        392        1.18     1.75 - 2.45       7.30 - 10.42
                                          2003         13           1.053         13           -            1.75               1.64
  Pioneer Global High Yield VCT
    Portfolio - Class II Shares           2005         14   1.039 - 1.045         14        3.60     1.85 - 2.75        1.75 - 2.87
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                       2005         22   1.075 - 1.087         23        0.59     2.25 - 2.55        0.09 - 0.93
                                          2004         21   1.068 - 1.070         23           -     2.25 - 2.45       2.39 - 11.02
  Pioneer High Yield VCT Portfolio -
    Class II Shares                       2005        990   1.069 - 1.084      1,067        5.23     1.85 - 2.55    (0.74) - (0.09)
                                          2004        733   1.077 - 1.085        792        5.03     1.75 - 2.45        2.87 - 5.85
                                          2003         13           1.025         13        0.14            1.75               0.39
  Pioneer Ibbotson Aggressive Allocation
    VCT Portfolio - Class II Shares       2005         83   1.083 - 1.084         90           -     2.10 - 2.35      (0.46) - 2.56
  Pioneer Ibbotson Growth Allocation VCT
    Portfolio - Class II Shares           2005         98   1.065 - 1.069        104           -     2.10 - 2.75        2.99 - 3.10
  Pioneer Ibbotson Moderate Allocation
    VCT Portfolio - Class II Shares       2005        194   1.044 - 1.049        203           -     1.85 - 2.75        0.00 - 4.50
  Pioneer International Value VCT
    Portfolio - Class II Shares           2005         30   1.309 - 1.425         43        0.06     2.25 - 2.75      12.65 - 17.82
                                          2004         29           1.265         36        0.41            2.25              15.74
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005        304   1.195 - 1.328        391        0.18     1.85 - 2.75      (0.50) - 6.62
                                          2004        114   1.249 - 1.257        143        0.30     1.85 - 2.45      12.61 - 19.64
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares           2005        357   1.124 - 1.161        413        0.15     1.85 - 2.75       5.79 - 12.41
                                          2004        177   1.089 - 1.093        193           -     1.85 - 2.25       4.81 - 12.59

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares           2005        134   1.463 - 1.565        206        3.46     1.85 - 2.55       3.83 - 12.75
                                          2004         54   1.378 - 1.388         74        3.27     1.85 - 2.45      20.88 - 22.18
  Pioneer Small and Mid Cap Growth VCT
    Portfolio - Class II                  2005         75   1.090 - 1.100         82           -     1.85 - 2.35        2.16 - 6.31
                                          2004         18   1.067 - 1.071         19           -     1.85 - 2.35        2.59 - 5.75
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                     2005        204   1.249 - 1.363        274           -     1.85 - 2.55        2.97 - 9.04
                                          2004         81   1.242 - 1.250        101           -     1.85 - 2.45      13.47 - 20.23
  Pioneer Small Company VCT Portfolio -
    Class II Shares                       2005         42   1.137 - 1.152         48           -     1.85 - 2.45    (0.79) - (0.17)
                                          2004         25   1.146 - 1.154         29           -     1.85 - 2.45       6.36 - 15.71
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                     2005        942   1.093 - 1.112      1,040        5.57     1.85 - 2.75      (0.81) - 1.75
                                          2004        692   1.098 - 1.105        762        5.00     1.85 - 2.45        5.37 - 6.47

  Pioneer Value VCT Portfolio - Class II
    Shares                                2005        340   1.107 - 1.193        399        0.08     1.85 - 2.55      (0.81) - 2.76
                                          2004        233   1.153 - 1.161        269        0.03     1.85 - 2.45        4.42 - 8.24
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        229   0.811 - 1.387        239           -     1.30 - 2.25        4.84 - 5.94
                                          2004        461   0.768 - 1.315        494           -     1.30 - 2.25        5.17 - 6.18
                                          2003        502   0.725 - 1.244        499           -     1.30 - 2.25      23.70 - 30.36
                                          2002        341   0.558 - 0.853        248           -     1.30 - 2.05   (30.82) - (5.13)
                                          2001         95   0.805 - 1.233         84           -     1.30 - 1.85    (12.68) - 22.90
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      2,421   1.111 - 1.584      3,425        1.47     1.30 - 2.45       9.48 - 10.85
                                          2004      2,574   1.005 - 1.436      3,323        1.49     1.30 - 2.45       7.08 - 14.92
                                          2003      2,562   0.879 - 1.257      2,895        0.55     1.30 - 2.45      22.80 - 37.98
                                          2002        956   0.694 - 0.919        779        0.46     1.30 - 2.05  (19.35) - (18.76)
                                          2001        227   0.856 - 1.138        211           -     1.30 - 2.05     (13.87) - 3.82
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      4,709   1.243 - 1.877      8,487        0.18     1.30 - 2.60        4.28 - 7.93
                                          2004      4,591   1.507 - 1.783      7,923        0.35     1.30 - 2.60      22.93 - 24.58
                                          2003      3,941   1.215 - 1.439      5,469        0.25     1.30 - 2.60       9.22 - 54.65
                                          2002      1,943   0.826 - 0.980      1,806        0.17     1.30 - 2.05   (26.77) - (1.43)
                                          2001        436   1.087 - 1.221        490           -     1.30 - 2.05      (0.81) - 7.77
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     11,738   1.029 - 1.430     15,483        0.78     1.30 - 2.60        1.38 - 2.74
                                          2004     14,833   1.006 - 1.397     19,251        0.60     1.30 - 2.60        0.57 - 6.90
                                          2003     11,797   0.946 - 1.312     14,207        0.30     1.30 - 2.45       6.26 - 44.49
                                          2002      8,600   0.692 - 0.897      7,453        0.50     1.30 - 2.05  (26.62) - (25.99)
                                          2001      4,827   0.940 - 1.212      5,776        1.16     1.30 - 2.05      (3.59) - 6.62

  Investors Fund - Class I                2005     10,081   1.038 - 1.418     13,243        1.15     1.30 - 2.60        3.82 - 5.12
                                          2004     11,119   0.991 - 1.353     13,956        1.72     1.30 - 2.60        6.95 - 9.58
                                          2003      7,848   0.914 - 1.247      8,915        1.78     1.30 - 2.45       3.71 - 37.38
                                          2002      4,823   0.703 - 0.856      4,029        1.33     1.30 - 2.05  (24.62) - (24.10)
                                          2001      3,246   0.929 - 1.134      3,558        1.36     1.30 - 2.05     (5.65) - 17.70

  Large Cap Growth Fund - Class I         2005        363   1.145 - 1.377        452        0.02     1.75 - 2.65        2.47 - 3.39
                                          2004        495   1.111 - 1.337        585        0.20     1.75 - 2.65    (4.52) - (1.33)
                                          2003        162   1.128 - 1.359        194        0.03     1.85 - 2.45       3.03 - 41.85
                                          2002         19   0.797 - 0.798         15           -     1.85 - 2.05      (4.44) - 5.70

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CONTINUED)
  Salomon Brothers Variable All Cap Fund
    - Class II                            2005          2           1.061          2        0.61            2.75               3.51

  Small Cap Growth Fund - Class I         2005      6,709   1.021 - 1.657     10,158           -     1.30 - 2.60       2.24 - 13.20
                                          2004      5,790   0.990 - 1.607      8,374           -     1.30 - 2.60       7.76 - 13.58
                                          2003      4,247   0.875 - 1.420      5,231           -     1.30 - 2.60       5.38 - 56.04
                                          2002      1,701   0.598 - 0.805      1,330           -     1.30 - 2.05   (36.10) - (1.97)
                                          2001      1,107   0.933 - 1.255      1,332           -     1.30 - 2.05     (8.69) - 11.36

  Total Return Fund - Class II            2005         96   1.056 - 1.120        107        1.85     1.85 - 2.55        0.45 - 4.83
                                          2004         74   1.099 - 1.107         81        3.07     1.75 - 2.45        4.07 - 6.65
                                          2003         13           1.038         13        0.26            1.75               0.97
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005      2,154   0.791 - 1.166      2,274        1.92     1.30 - 2.60    (2.71) - (1.48)
                                          2004      2,494   0.805 - 1.188      2,665        1.00     1.30 - 2.60      (0.97) - 3.93
                                          2003      1,847   0.791 - 1.169      1,922        0.95     1.30 - 2.45       4.66 - 32.13
                                          2002        389   0.650 - 0.819        265        0.79     1.30 - 2.05  (27.39) - (10.81)
                                          2001        122   0.893 - 1.128        116           -     1.30 - 1.85     (13.55) - 5.22
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      2,459   0.903 - 1.340      2,818        0.12     1.30 - 2.45        3.80 - 4.94
                                          2004      2,573   0.863 - 1.282      2,814           -     1.30 - 2.45        0.32 - 1.63
                                          2003      2,325   0.852 - 1.267      2,499           -     1.30 - 2.45       3.43 - 40.78
                                          2002      1,350   0.644 - 0.861      1,005        0.08     1.30 - 2.05  (28.24) - (27.71)
                                          2001        221   0.894 - 1.198        198           -     1.30 - 2.05     (11.57) - 1.82
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005     80,428   1.062 - 1.506    109,248        0.35     1.30 - 2.70        0.95 - 8.01
                                          2004     86,831   1.170 - 1.450    114,555        0.37     1.30 - 2.60        1.47 - 5.30
                                          2003     51,100   1.126 - 1.377     64,837        0.12     1.30 - 2.60       1.71 - 34.84
                                          2002      1,294   1.060 - 1.062      1,371           -     1.30 - 2.05      (5.27) - 8.61
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     64,578   1.044 - 1.333     79,925        1.15     1.30 - 2.70        1.62 - 6.77
                                          2004     69,906   1.112 - 1.296     84,896        0.93     1.30 - 2.60        2.30 - 3.68
                                          2003     42,262   1.087 - 1.250     50,139        0.67     1.30 - 2.60       3.72 - 23.08
                                          2002      1,343   1.037 - 1.039      1,393           -     1.30 - 2.05      (1.80) - 6.13
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005     16,335   1.269 - 1.597     23,291        0.76     1.30 - 2.60       3.85 - 10.96
                                          2004     15,077   1.222 - 1.519     20,667        0.58     1.30 - 2.60        5.39 - 8.89
                                          2003      5,305   1.138 - 1.395      6,702        0.40     1.30 - 2.60       5.46 - 35.47
                                          2002        259   1.073 - 1.075        278           -     1.30 - 2.05      (6.36) - 3.07
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      7,888   1.175 - 1.467     10,314        0.59     1.30 - 2.60        0.86 - 2.23
                                          2004      8,334   1.165 - 1.435     10,741        0.94     1.30 - 2.60      (0.68) - 5.36
                                          2003      4,677   1.210 - 1.362      5,793        0.64     1.30 - 2.45       7.86 - 32.88
                                          2002        102   1.068 - 1.069        109           -     1.40 - 2.05      (4.39) - 0.09
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      4,118   0.925 - 1.376      4,308        0.22     1.30 - 2.60        5.95 - 7.34
                                          2004      4,534   0.864 - 1.287      4,465        0.14     1.30 - 2.60        0.85 - 5.44
                                          2003      3,968   0.824 - 1.229      3,587           -     1.30 - 2.60       1.66 - 31.32
                                          2002      3,141   0.647 - 0.901      2,083           -     1.30 - 2.05  (25.46) - (22.54)
                                          2001      2,139   0.863 - 1.206      1,854           -     1.30 - 2.05     (11.66) - 3.25

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      2,126   1.114 - 1.257      2,625        2.09     1.75 - 2.65    (2.28) - (1.40)
                                          2004      4,239   1.140 - 1.280      5,230        2.99     1.75 - 2.65        1.06 - 4.40
                                          2003      1,274   1.156 - 1.230      1,514        6.06     1.85 - 2.45       3.27 - 23.93
                                          2002        197   0.935 - 0.936        184       10.89     1.85 - 2.05      (4.00) - 2.63

  Disciplined Mid Cap Stock Portfolio     2005        896   1.304 - 1.604      1,272           -     1.75 - 2.65       9.50 - 10.47
                                          2004        878   1.184 - 1.458      1,132        0.31     1.75 - 2.65      12.37 - 14.30
                                          2003        655   1.038 - 1.279        735        0.46     1.85 - 2.45       2.32 - 39.82
                                          2002        112   0.792 - 0.793         89        0.81     1.85 - 2.05   (10.09) - (2.94)

  Equity Income Portfolio                 2005     12,058   1.132 - 1.372     15,840           -     1.30 - 2.65        1.74 - 5.53
                                          2004     12,702   1.102 - 1.335     16,268        1.43     1.30 - 2.65       4.50 - 11.99
                                          2003     10,494   1.021 - 1.236     12,393        1.29     1.30 - 2.60       5.21 - 40.78
                                          2002      4,706   0.792 - 0.955      4,123        1.31     1.30 - 2.05   (15.68) - (4.12)
                                          2001      2,860   1.001 - 1.130      2,878        1.47     1.30 - 2.05      (8.08) - 3.01

  Federated High Yield Portfolio          2005      2,005   1.169 - 1.309      2,602           -     1.75 - 2.65      (0.09) - 2.11
                                          2004      2,134   1.170 - 1.299      2,758        8.24     1.75 - 2.65        0.86 - 8.40
                                          2003      1,636   1.187 - 1.202      1,952       12.59     1.85 - 2.45       3.00 - 20.18
                                          2002        181   0.990 - 0.991        179       29.91     1.85 - 2.05        5.31 - 7.26

  Federated Stock Portfolio               2005        151   1.091 - 1.362        184           -     1.75 - 2.45        2.82 - 3.56
                                          2004        131   1.058 - 1.321        152        1.80     1.75 - 2.45        7.68 - 9.78
                                          2003         97   0.977 - 1.221         98        2.20     1.85 - 2.25      10.40 - 25.32
                                          2002         17           0.782         14        1.67            1.85             (0.76)

  Large Cap Portfolio                     2005      7,100   0.765 - 1.326      6,551           -     1.30 - 2.65        5.85 - 7.22
                                          2004      7,325   0.715 - 1.241      6,235        0.81     1.30 - 2.65       3.91 - 11.77
                                          2003      6,574   0.681 - 1.185      5,236        0.50     1.30 - 2.45       3.59 - 27.35
                                          2002      4,594   0.555 - 0.862      2,664        0.50     1.30 - 2.05  (24.36) - (23.77)
                                          2001      4,301   0.730 - 1.138      3,172        0.61     1.30 - 2.05     (18.62) - 4.50
  Managed Allocation Series:
    Aggressive Portfolio                  2005        417   1.103 - 1.108        461           -     1.80 - 2.55      (0.54) - 7.91
  Managed Allocation Series:
    Conservative Portfolio                2005        355   1.016 - 1.021        361        0.93     1.55 - 2.40        0.39 - 1.70

  Managed Allocation Series: Moderate
    Portfolio                             2005      1,911   1.050 - 1.056      2,010        1.08     1.30 - 2.35        1.74 - 5.10
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      4,588   1.081 - 1.090      4,979        0.56     1.30 - 2.60      (0.37) - 6.78
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005         37           1.027         38        0.77            2.35               1.68

  Mercury Large Cap Core Portfolio        2005      2,917   0.833 - 1.455      3,043           -     1.30 - 2.65       9.13 - 10.59
                                          2004      3,157   0.755 - 1.321      2,981        0.60     1.30 - 2.65       2.01 - 15.54
                                          2003      2,838   0.662 - 1.159      2,204        0.75     1.30 - 2.45       3.87 - 25.87
                                          2002      2,747   0.555 - 0.846      1,649        0.61     1.30 - 2.05  (26.67) - (26.09)
                                          2001      2,720   0.753 - 1.151      2,067        0.04     1.30 - 2.05    (23.63) - 19.34

  MFS Mid Cap Growth Portfolio            2005      6,273   0.830 - 1.492      5,980           -     1.30 - 2.70        0.55 - 8.80
                                          2004      1,259   0.822 - 1.459      1,293           -     1.75 - 2.45       8.22 - 12.06
                                          2003      1,052   0.736 - 1.306        912           -     1.85 - 2.45       1.87 - 37.37
                                          2002        227   0.548 - 0.549        125           -     1.85 - 2.05   (12.30) - (1.08)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Total Return Portfolio              2005     53,150   1.008 - 1.365     67,690        2.14     1.30 - 2.65        0.00 - 1.64
                                          2004     54,146   1.095 - 1.343     68,423        2.86     1.30 - 2.65        8.05 - 9.99
                                          2003     44,879   1.038 - 1.221     52,177        3.23     1.30 - 2.60       4.65 - 19.58
                                          2002     20,936   0.906 - 1.061     21,749        7.45     1.30 - 2.05    (7.22) - (6.52)
                                          2001     11,386   0.973 - 1.135     12,854        2.72     1.30 - 2.05      (1.57) - 3.54

  MFS Value Portfolio                     2005      1,959   1.158 - 1.180      2,289        2.00     1.30 - 2.45      (0.76) - 6.95
                                          2004        208   1.114 - 1.120        232        2.99     1.70 - 2.45       1.83 - 14.81

  Mondrian International Stock Portfolio  2005      4,680   1.290 - 1.551      6,788        0.05     1.30 - 2.45       5.31 - 11.11
                                          2004      3,759   1.202 - 1.441      5,100        2.04     1.30 - 2.45      10.28 - 14.34
                                          2003      1,903   1.060 - 1.266      2,230        5.52     1.30 - 2.45       3.77 - 26.22
                                          2002         46   0.842 - 0.843         39        2.21     1.85 - 2.05    (6.55) - (0.24)

  Pioneer Fund Portfolio                  2005      1,140   1.258 - 1.397      1,562           -     1.30 - 2.60        3.44 - 5.64
                                          2004      1,006   1.225 - 1.336      1,328        1.20     1.30 - 2.45        0.91 - 9.69
                                          2003        360   1.208 - 1.218        436        3.01     1.30 - 2.45       3.31 - 18.79

  Pioneer Mid Cap Value Portfolio         2005         75   1.035 - 1.041         77        0.33     1.40 - 2.35        0.10 - 6.55

  Pioneer Strategic Income Portfolio      2005      1,668   1.005 - 1.122      1,849        5.36     1.30 - 2.45        0.09 - 2.59
                                          2004        260   1.088 - 1.096        283       20.96     1.30 - 2.45       0.74 - 11.19

  Strategic Equity Portfolio              2005      9,470   0.723 - 1.374      7,870        0.59     1.30 - 2.60      (0.58) - 0.82
                                          2004     10,790   0.720 - 1.369      8,881        1.42     1.30 - 2.60        7.45 - 8.81
                                          2003     11,342   0.663 - 1.263      8,404           -     1.30 - 2.60       1.53 - 31.24
                                          2002     11,839   0.508 - 0.749      6,281        0.60     1.30 - 2.05  (34.93) - (34.49)
                                          2001     12,146   0.777 - 1.148      9,566        0.21     1.30 - 2.05    (14.71) - 10.40

  Style Focus Series: Small Cap Growth
    Portfolio                             2005         32   1.108 - 1.114         35           -     1.75 - 2.60       1.00 - 11.10

  Style Focus Series: Small Cap Value
    Portfolio                             2005         29   1.106 - 1.110         32        1.05     1.75 - 2.35       1.28 - 10.05

  Travelers Managed Income Portfolio      2005     15,088   1.021 - 1.223     16,744        3.38     1.30 - 2.45      (1.11) - 0.08
                                          2004     18,096   1.032 - 1.222     20,142        4.63     1.30 - 2.45      (0.48) - 2.86
                                          2003     17,342   1.028 - 1.204     19,275        4.83     1.30 - 2.45        0.19 - 7.02
                                          2002     10,172   0.981 - 1.125     10,922       12.00     1.30 - 2.05        0.10 - 0.90
                                          2001      7,005   0.980 - 1.115      7,758        4.88     1.30 - 2.05      (2.87) - 5.30

  Travelers Quality Bond Portfolio        2005      2,125   1.017 - 1.126      2,324           -     1.75 - 2.65    (1.07) - (0.09)
                                          2004      2,698   1.028 - 1.127      2,976        5.02     1.75 - 2.65        0.19 - 2.28
                                          2003      1,778   1.058 - 1.110      1,950        7.69     1.75 - 2.45      (0.09) - 5.02
                                          2002        565   1.054 - 1.055        597       10.29     1.85 - 2.05        3.13 - 3.94

  U.S. Government Securities Portfolio    2005         64   1.064 - 1.090         68           -     1.75 - 2.55      (0.19) - 2.77
                                          2004         32   1.045 - 1.071         33        2.35     1.75 - 2.55        4.06 - 6.20

  Van Kampen Enterprise Portfolio         2005      3,039   0.696 - 1.292      2,437        0.10     1.30 - 2.45        2.64 - 8.60
                                          2004      3,403   0.656 - 1.219      2,532        0.57     1.30 - 2.45      (0.70) - 2.48
                                          2003      3,359   0.641 - 1.193      2,350        0.17     1.30 - 2.45       9.33 - 27.94
                                          2002      3,316   0.519 - 0.828      1,776        0.73     1.30 - 2.05  (30.76) - (26.94)
                                          2001      3,805   0.746 - 1.193      2,870           -     1.30 - 2.05     (22.45) - 2.21

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      5,124   0.979 - 1.009      5,087        2.97     1.30 - 2.60      (0.31) - 1.10
                                          2004      4,939   0.982 - 0.998      4,896        1.71     1.30 - 2.60    (1.41) - (0.10)
                                          2003        561   0.996 - 1.000        560        0.65     1.30 - 2.60      (0.40) - 0.10

  Smith Barney Aggressive Growth
    Portfolio                             2005     48,566   0.946 - 1.492     67,565           -     1.30 - 2.60       8.81 - 10.21
                                          2004     50,711   0.862 - 1.359     64,062           -     1.30 - 2.60        1.92 - 8.57
                                          2003     41,866   0.798 - 1.258     48,504           -     1.30 - 2.60       4.12 - 39.78
                                          2002     24,219   0.604 - 0.870     20,422           -     1.30 - 2.05  (33.99) - (33.54)
                                          2001     17,363   0.912 - 1.309     22,416           -     1.30 - 2.05     (8.33) - 12.63

  Smith Barney High Income Portfolio      2005     18,520   1.085 - 1.384     24,072        7.59     1.30 - 2.60        0.00 - 1.97
                                          2004     21,164   1.134 - 1.372     27,423        8.78     1.30 - 2.60        0.08 - 9.02
                                          2003     18,563   1.043 - 1.263     22,024       11.23     1.30 - 2.60       0.46 - 25.81
                                          2002      5,344   0.830 - 0.985      4,647       27.71     1.30 - 2.05    (5.21) - (4.45)
                                          2001      3,763   0.872 - 1.037      3,304       11.71     1.30 - 2.05      (5.22) - 2.57
  Smith Barney International All Cap
    Growth Portfolio                      2005      3,461   0.719 - 1.572      2,952        1.45     1.30 - 2.45       9.01 - 10.27
                                          2004      3,639   0.654 - 1.432      2,736        0.95     1.30 - 2.45      15.01 - 16.34
                                          2003      3,772   0.563 - 1.235      2,412        0.96     1.30 - 2.45      14.93 - 32.61
                                          2002      8,011   0.449 - 0.853      4,559        1.27     1.30 - 2.05  (27.23) - (26.67)
                                          2001      4,380   0.613 - 1.169      2,698           -     1.30 - 2.05     (32.27) - 3.36

  Smith Barney Large Cap Value Portfolio  2005      7,715   0.948 - 1.385      8,234        1.55     1.30 - 2.45        3.99 - 5.06
                                          2004      8,722   0.906 - 1.322      8,890        1.88     1.30 - 2.45        7.96 - 9.29
                                          2003      9,385   0.833 - 1.216      8,757        1.79     1.30 - 2.45      10.68 - 40.26
                                          2002      9,123   0.664 - 0.806      6,658        4.15     1.30 - 2.05  (26.98) - (22.83)
                                          2001      7,887   0.906 - 1.101      7,709        1.38     1.30 - 2.05      (9.60) - 1.66
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     22,842   0.947 - 1.401     26,026        0.13     1.30 - 2.60       2.54 - 11.32
                                          2004     25,639   0.914 - 1.354     28,370        0.36     1.30 - 2.60      (4.25) - 2.20
                                          2003     25,838   0.925 - 1.373     28,800        0.03     1.30 - 2.60       2.47 - 51.84
                                          2002     15,605   0.637 - 0.872     10,353        0.35     1.30 - 2.05  (26.33) - (25.78)
                                          2001     15,426   0.860 - 1.181     13,424           -     1.30 - 2.05     (13.83) - 9.10

  Smith Barney Mid Cap Core Portfolio     2005     11,236   1.085 - 1.444     15,994        0.61     1.30 - 2.45        5.71 - 6.88
                                          2004     12,312   1.020 - 1.353     16,480           -     1.30 - 2.45       7.75 - 12.30
                                          2003     11,292   0.940 - 1.247     13,921           -     1.30 - 2.45       3.03 - 40.16
                                          2002      7,534   0.737 - 0.979      7,254        0.10     1.30 - 2.05  (20.78) - (20.15)
                                          2001      6,013   0.927 - 1.233      7,263           -     1.30 - 2.05    (11.40) - 12.91

  Smith Barney Money Market Portfolio     2005     15,086   0.969 - 1.082     15,322        2.75     1.30 - 2.45        0.31 - 1.50
                                          2004     17,620   0.966 - 1.066     17,818        0.82     1.30 - 2.45    (1.63) - (0.37)
                                          2003     23,357   0.978 - 1.070     23,854        0.66     1.30 - 2.45      (1.50) - 0.00
                                          2002     23,533   0.992 - 1.077     24,476        1.25     1.30 - 2.05    (0.80) - (0.09)
                                          2001     20,381   1.000 - 1.078     21,555        3.06     1.30 - 2.05      (0.10) - 2.37
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      3,546   1.028 - 1.461      4,762        0.96     1.75 - 2.65        1.38 - 4.37
                                          2004      3,714   1.127 - 1.433      4,863        0.69     1.75 - 2.65      13.09 - 15.26
                                          2003      2,528   0.979 - 1.247      2,788        0.43     1.85 - 2.45       1.55 - 31.02
                                          2002        760   0.764 - 0.766        582           -     1.85 - 2.05     (15.55) - 0.79

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
  Emerging Growth Portfolio - Class I
    Shares                                2005      7,611   0.749 - 1.342      6,449        0.28     1.30 - 2.60        5.17 - 6.48
                                          2004      9,178   0.704 - 1.264      7,243           -     1.30 - 2.60        3.29 - 8.69
                                          2003      9,929   0.668 - 1.201      7,282           -     1.30 - 2.60       0.33 - 28.77
                                          2002      9,507   0.533 - 0.752      5,180        0.36     1.30 - 2.05  (33.86) - (33.37)
                                          2001     10,747   0.802 - 1.134      8,712        0.10     1.30 - 2.05     (32.55) - 3.18

  Enterprise Portfolio - Class II Shares  2005        108   0.956 - 1.275        117        0.47     1.85 - 2.25        5.48 - 5.94
                                          2004         98   0.904 - 1.207         98        0.14     1.85 - 2.25        1.52 - 3.78
                                          2003         85   0.889 - 1.187         80        0.32     1.85 - 2.25       8.68 - 23.51
                                          2002         78           0.723         57           -            1.85             (8.25)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      5,039   1.116 - 1.595      7,504           -     1.30 - 2.60        2.23 - 7.45
                                          2004      3,913   1.083 - 1.546      5,611        0.09     1.30 - 2.60      12.66 - 14.08
                                          2003      4,919   0.953 - 1.360      6,374           -     1.30 - 2.60       3.10 - 46.11
                                          2002        531   0.685 - 0.887        420           -     1.30 - 2.05  (27.13) - (23.31)
                                          2001         94   0.945 - 1.215         95           -     1.30 - 1.85      (6.25) - 5.01
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005     10,191   1.132 - 1.630     15,252        0.18     1.30 - 2.60       8.43 - 15.40
                                          2004      8,691   1.154 - 1.419     11,222        0.24     1.30 - 2.60      12.38 - 13.83
                                          2003      7,290   1.017 - 1.254      8,223        0.26     1.30 - 2.60       4.59 - 34.23
                                          2002      4,210   0.804 - 0.995      3,538        0.73     1.30 - 2.05   (11.27) - (1.18)
                                          2001      4,260   0.902 - 1.119      3,890        0.62     1.30 - 2.05     (13.68) - 3.61

  Contrafund(R) Portfolio - Service
    Class 2                               2005      2,472   1.130 - 1.600      3,766        0.13     1.75 - 2.65       4.14 - 14.63
                                          2004      2,401   1.226 - 1.401      3,177        0.18     1.75 - 2.65       7.19 - 13.02
                                          2003      1,349   1.087 - 1.243      1,569        0.16     1.85 - 2.45       3.50 - 31.99
                                          2002        389   0.865 - 0.867        337           -     1.85 - 2.05   (11.98) - (2.92)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        296   1.247 - 1.365        383           -     1.85 - 2.25      18.04 - 18.42
                                          2004        248   1.053 - 1.155        267           -     1.85 - 2.25    (6.02) - (0.57)
                                          2003        214   1.059 - 1.164        229           -     1.85 - 2.25      22.71 - 30.35
                                          2002        163           0.863        141        0.20            1.85              10.93

  Mid Cap Portfolio - Service Class 2     2005     10,977   1.410 - 1.907     19,746           -     1.30 - 2.65      14.52 - 20.23
                                          2004      9,909   1.226 - 1.643     15,358           -     1.30 - 2.65      18.09 - 23.08
                                          2003      6,041   1.155 - 1.341      7,600        0.08     1.30 - 2.45     (0.60) - 45.51
                                          2002        892   0.853 - 0.857        762           -     1.30 - 2.05     (15.12) - 0.94

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       CAPITAL                     HIGH YIELD                    MANAGED
                                                  APPRECIATION FUND                BOND TRUST                  ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              450,167        387,826         70,063             --         13,189             --
Accumulation units purchased and
  transferred from other funding options         362,166         82,570        120,005         70,158        176,669         13,189
Accumulation units redeemed and
  transferred to other funding options          (119,296)       (20,229)       (49,311)           (95)       (91,595)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    693,037        450,167        140,757         70,063         98,263         13,189
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                AIM V.I.
                                                                                AIM V.I. CAPITAL               MID CAP CORE
                                                       MONEY                      APPRECIATION                 EQUITY FUND -
                                                  MARKET PORTFOLIO              FUND - SERIES II                SERIES II
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            2,027,367      2,367,994        164,606             --        222,467             --
Accumulation units purchased and
  transferred from other funding options       3,582,205      2,730,986         94,693        167,390         38,727        227,327
Accumulation units redeemed and
  transferred to other funding options        (4,176,787)    (3,071,613)       (18,420)        (2,784)        (6,170)        (4,860)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,432,785      2,027,367        240,879        164,606        255,024        222,467
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
                                                   AIM V.I. PREMIER               GROWTH AND                     LARGE-CAP
                                                     EQUITY FUND -             INCOME PORTFOLIO -             GROWTH PORTFOLIO -
                                                       SERIES I                    CLASS B                        CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,436,122      1,689,913      4,008,996      3,400,824      9,558,394     10,240,351
Accumulation units purchased and
  transferred from other funding options           2,468         60,346        509,702        971,837        161,565        525,651
Accumulation units redeemed and
  transferred to other funding options          (283,885)      (314,137)      (438,044)      (363,665)    (1,350,173)    (1,207,608)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,154,705      1,436,122      4,080,654      4,008,996      8,369,786      9,558,394
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       GLOBAL
                                                    GROWTH FUND -                 GROWTH FUND -               GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           23,986,976     19,299,029     65,926,832     49,144,008     72,844,614     56,026,368
Accumulation units purchased and
  transferred from other funding options       3,905,312      6,954,632      9,663,081     21,467,350      8,408,834     22,064,225
Accumulation units redeemed and
  transferred to other funding options        (2,699,343)    (2,266,685)    (6,249,583)    (4,684,526)    (6,867,631)    (5,245,979)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 25,192,945     23,986,976     69,340,330     65,926,832     74,385,817     72,844,614
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      CREDIT                       DELAWARE
                                                   SUISSE TRUST                    VIP REIT                     DREYFUS VIF -
                                                     EMERGING                       SERIES -              APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO                STANDARD CLASS               INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              108,326        113,605      1,633,919      1,242,699        439,044        418,169
Accumulation units purchased and
  transferred from other funding options             299          1,473        398,190        554,357         39,004        140,601
Accumulation units redeemed and
  transferred to other funding options           (52,822)        (6,752)      (352,636)      (163,137)       (13,066)      (119,726)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     55,803        108,326      1,679,473      1,633,919        464,982        439,044
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    DREYFUS VIF -                                              MERCURY VALUE
                                                     DEVELOPING                 MERCURY GLOBAL                 OPPORTUNITIES
                                                 LEADERS PORTFOLIO -         ALLOCATION V.I. FUND -               V.I. FUND -
                                                    INITIAL SHARES                 CLASS III                      CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,433,514      1,134,896      1,177,435         22,184      1,200,814         10,276
Accumulation units purchased and
  transferred from other funding options          43,730        342,741        558,249      1,157,853      1,101,168      1,214,962
Accumulation units redeemed and
  transferred to other funding options          (227,062)       (44,123)      (172,209)        (2,602)      (183,235)       (24,424)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,250,182      1,433,514      1,563,475      1,177,435      2,118,747      1,200,814
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 FRANKLIN
                                                                                FRANKLIN RISING                SMALL-MID CAP
                                                  FRANKLIN INCOME                 DIVIDENDS                       GROWTH
                                                 SECURITIES FUND -             SECURITIES FUND -              SECURITIES FUND -
                                                  CLASS II SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --        385,550             --     11,188,959      9,765,994
Accumulation units purchased and
  transferred from other funding options       1,254,503             --        545,143        389,716        360,133      2,617,961
Accumulation units redeemed and
  transferred to other funding options          (124,468)            --        (18,361)        (4,166)    (1,829,091)    (1,194,996)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,130,035             --        912,332        385,550      9,720,001     11,188,959
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   TEMPLETON
                                                   MUTUAL SHARES               DEVELOPING MARKETS             TEMPLETON FOREIGN
                                                  SECURITIES FUND -              SECURITIES FUND -            SECURITIES FUND -
                                                  CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           12,664,808      8,301,108      2,146,368        751,857     13,846,193      9,570,609
Accumulation units purchased and
  transferred from other funding options       3,209,051      5,102,214      2,283,336      1,566,201      3,307,630      5,146,720
Accumulation units redeemed and
  transferred to other funding options        (1,596,268)      (738,514)      (997,778)      (171,690)    (1,588,894)      (871,136)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 14,277,591     12,664,808      3,431,926      2,146,368     15,564,929     13,846,193
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  TEMPLETON GROWTH
                                                  SECURITIES FUND -               APPRECIATION              DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                  PORTFOLIO                  INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,769,388        507,273     28,234,182     24,386,123     14,277,808     11,488,270
Accumulation units purchased and
  transferred from other funding options       1,910,912      1,311,422      1,222,360      5,796,508        884,787      4,597,592
Accumulation units redeemed and
  transferred to other funding options          (581,477)       (49,307)    (2,754,512)    (1,948,449)    (2,571,791)    (1,808,054)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  3,098,823      1,769,388     26,702,030     28,234,182     12,590,804     14,277,808
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             SALOMON BROTHERS
                                                       EQUITY                                               VARIABLE AGGRESSIVE
                                                  INDEX PORTFOLIO -               FUNDAMENTAL                  GROWTH FUND -
                                                   CLASS II SHARES               VALUE PORTFOLIO              CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           13,983,227     11,968,785     34,836,264     29,651,970        536,628        291,944
Accumulation units purchased and
  transferred from other funding options         745,178      3,696,752      1,801,166      7,721,125         75,058        262,481
Accumulation units redeemed and
  transferred to other funding options        (2,480,164)    (1,682,310)    (4,476,550)    (2,536,831)       (30,494)       (17,797)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 12,248,241     13,983,227     32,160,880     34,836,264        581,192        536,628
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  SALOMON BROTHERS              SALOMON BROTHERS
                                                VARIABLE AGGRESSIVE             VARIABLE GROWTH &
                                                   GROWTH FUND -                   INCOME FUND -             BALANCED PORTFOLIO -
                                                  CLASS II SHARES                 CLASS I SHARES               SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              510,375         12,551         69,345         68,119      1,146,859        945,810
Accumulation units purchased and
  transferred from other funding options         112,930        500,056            995         15,858         55,474        241,230
Accumulation units redeemed and
  transferred to other funding options           (23,322)        (2,232)        (2,084)       (14,632)       (64,268)       (40,181)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    599,983        510,375         68,256         69,345      1,138,065      1,146,859
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GLOBAL LIFE                    GLOBAL                        MID CAP
                                                 SCIENCES PORTFOLIO -        TECHNOLOGY PORTFOLIO -          GROWTH PORTFOLIO -
                                                    SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               45,781         50,358        187,152        180,164      5,338,180      5,777,100
Accumulation units purchased and
  transferred from other funding options              62          2,397          7,776         31,122        149,197        407,184
Accumulation units redeemed and
  transferred to other funding options            (1,762)        (6,974)       (91,622)       (24,134)      (616,550)      (846,104)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     44,081         45,781        103,306        187,152      4,870,827      5,338,180
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     WORLDWIDE
                                                 GROWTH PORTFOLIO -            LAZARD RETIREMENT                GROWTH AND
                                                   SERVICE SHARES             SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              252,544        307,126      1,916,700        674,578      8,276,150      3,559,715
Accumulation units purchased and
  transferred from other funding options           9,232        138,214        546,880      1,433,903      1,276,818      4,994,787
Accumulation units redeemed and
  transferred to other funding options           (37,846)      (192,796)      (334,924)      (191,781)      (761,257)      (278,352)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    223,930        252,544      2,128,656      1,916,700      8,791,711      8,276,150
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               OPPENHEIMER CAPITAL                 OPPENHEIMER
                                                                                  APPRECIATION                 GLOBAL SECURITIES
                                                      MID-CAP                       FUND/VA -                      FUND/VA -
                                                  VALUE PORTFOLIO                SERVICE SHARES                  SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,801,044      3,701,652        111,022             --        209,016             --
Accumulation units purchased and
  transferred from other funding options       3,449,691      5,400,351         15,043        111,022         80,813        209,368
Accumulation units redeemed and
  transferred to other funding options          (905,726)      (300,959)            (2)            --         (9,693)          (352)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 11,345,009      8,801,044        126,063        111,022        280,136        209,016
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      OPPENHEIMER                  REAL RETURN                  TOTAL RETURN
                                                     MAIN STREET                   PORTFOLIO -                  PORTFOLIO -
                                                      FUND/VA -                  ADMINISTRATIVE                ADMINISTRATIVE
                                                    SERVICE SHARES                    CLASS                        CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                2,019             --     12,332,924      5,346,154     59,889,236     51,347,980
Accumulation units purchased and
  transferred from other funding options          58,189          2,019      4,188,409      8,334,411      8,574,182     17,243,747
Accumulation units redeemed and
  transferred to other funding options            (7,539)            --     (3,060,748)    (1,347,641)   (11,160,024)    (8,702,491)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     52,669          2,019     13,460,585     12,332,924     57,303,394     59,889,236
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER                        PIONEER                    PIONEER CULLEN
                                                   AMERICA INCOME                    BALANCED                      VALUE VCT
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -                 PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              217,634             --         63,370             --             --             --
Accumulation units purchased and
  transferred from other funding options          99,148        223,083         26,680         63,371        130,141             --
Accumulation units redeemed and
  transferred to other funding options           (53,741)        (5,449)          (560)            (1)            --             --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    263,041        217,634         89,490         63,370        130,141             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       PIONEER
                                                      EMERGING                     PIONEER EQUITY                   PIONEER
                                                    MARKETS VCT                     INCOME VCT                    EUROPE VCT
                                                    PORTFOLIO -                     PORTFOLIO -                  PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               79,633             --        560,361             --         14,289             --
Accumulation units purchased and
  transferred from other funding options          47,755         82,596        219,174        573,331             --         14,289
Accumulation units redeemed and
  transferred to other funding options           (19,232)        (2,963)       (79,700)       (12,970)            --             --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    108,156         79,633        699,835        560,361         14,289         14,289
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   PIONEER GLOBAL                    PIONEER
                                                    PIONEER FUND                    HIGH YIELD                   GROWTH SHARES
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -               VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              343,076         12,553             --             --         21,090             --
Accumulation units purchased and
  transferred from other funding options         135,345        331,552         13,586             --            553         21,092
Accumulation units redeemed and
  transferred to other funding options           (19,940)        (1,029)            --             --             (6)            (2)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    458,481        343,076         13,586             --         21,637         21,090
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      PIONEER                        PIONEER
                                                                                     IBBOTSON                       IBBOTSON
                                                       PIONEER                      AGGRESSIVE                       GROWTH
                                                     HIGH YIELD                     ALLOCATION                     ALLOCATION
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -               VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              732,996         12,731             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         342,893      1,008,326         82,732             --         97,603             --
Accumulation units redeemed and
  transferred to other funding options           (85,475)      (288,061)            --             --            (19)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    990,414        732,996         82,732             --         97,584             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER
                                                      IBBOTSON                        PIONEER
                                                      MODERATE                     INTERNATIONAL                     PIONEER
                                                     ALLOCATION                      VALUE VCT                   MID CAP VALUE
                                                  VCT PORTFOLIO -                   PORTFOLIO -                 VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --         28,542             --        113,894             --
Accumulation units purchased and
  transferred from other funding options         193,840             --          2,191         28,542        214,552        116,359
Accumulation units redeemed and
  transferred to other funding options                --             --           (699)            --        (24,011)        (2,465)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    193,840             --         30,034         28,542        304,435        113,894
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       PIONEER OAK                    PIONEER                        PIONEER
                                                      RIDGE LARGE                   REAL ESTATE                  SMALL AND MID
                                                       CAP GROWTH                   SHARES VCT                     CAP GROWTH
                                                    VCT PORTFOLIO -                 PORTFOLIO -                 VCT PORTFOLIO -
                                                    CLASS II SHARES               CLASS II SHARES                   CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              177,139             --         53,615             --         17,809             --
Accumulation units purchased and
  transferred from other funding options         185,837        177,139        104,714         63,455         57,576         17,809
Accumulation units redeemed and
  transferred to other funding options            (5,779)            --        (23,832)        (9,840)          (758)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    357,197        177,139        134,497         53,615         74,627         17,809
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER
                                                       SMALL CAP                       PIONEER
                                                       VALUE VCT                    SMALL COMPANY             PIONEER STRATEGIC
                                                      PORTFOLIO -                  VCT PORTFOLIO -         INCOME VCT PORTFOLIO -
                                                    CLASS II SHARES                CLASS II SHARES            CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               80,757             --         25,465             --        691,579             --
Accumulation units purchased and
  transferred from other funding options         126,414         80,763         16,158         25,467        387,139        882,270
Accumulation units redeemed and
  transferred to other funding options            (3,631)            (6)            (5)            (2)      (136,528)      (190,691)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    203,540         80,757         41,618         25,465        942,190        691,579
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     PUTNAM VT                     PUTNAM VT
                                                    PIONEER VALUE                    DISCOVERY                  INTERNATIONAL
                                                  VCT PORTFOLIO -                  GROWTH FUND -                EQUITY FUND -
                                                  CLASS II SHARES                 CLASS IB SHARES              CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              232,753             --        460,903        501,892      2,573,659      2,562,350
Accumulation units purchased and
  transferred from other funding options         126,814        233,270          2,056         24,861        136,024        321,784
Accumulation units redeemed and
  transferred to other funding options           (19,709)          (517)      (234,014)       (65,850)      (288,437)      (310,475)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    339,858        232,753        228,945        460,903      2,421,246      2,573,659
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      PUTNAM VT
                                                     SMALL CAP
                                                    VALUE FUND -                   ALL CAP FUND -               INVESTORS FUND -
                                                  CLASS IB SHARES                     CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            4,591,487      3,940,694     14,832,978     11,797,055     11,119,172      7,847,604
Accumulation units purchased and
  transferred from other funding options         911,732      1,249,064        499,674      4,515,501      1,529,271      4,077,857
Accumulation units redeemed and
  transferred to other funding options          (794,195)      (598,271)    (3,594,953)    (1,479,578)    (2,567,746)      (806,289)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  4,709,024      4,591,487     11,737,699     14,832,978     10,080,697     11,119,172
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                       SALOMON
                                                       LARGE CAP                  BROTHERS VARIABLE                SMALL CAP
                                                    GROWTH FUND -                      ALL CAP                  GROWTH FUND -
                                                       CLASS I                     FUND - CLASS II                   CLAS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              495,158        161,971             --             --      5,789,908      4,246,985
Accumulation units purchased and
  transferred from other funding options          29,549        369,382          1,716             --      1,874,083      2,216,086
Accumulation units redeemed and
  transferred to other funding options          (162,111)       (36,195)            --             --       (955,095)      (673,163)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    362,596        495,158          1,716             --      6,708,896      5,789,908
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 SMITH BARNEY
                                                                                                                   PREMIER
                                                                                 SMITH BARNEY                    SELECTIONS
                                                TOTAL RETURN FUND -             DIVIDEND STRATEGY                   ALL CAP
                                                     CLASS II                       PORTFOLIO                   GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               73,713         12,647      2,494,262      1,846,971      2,572,662      2,325,143
Accumulation units purchased and
  transferred from other funding options          23,705         67,489        139,228        915,762         48,854        424,222
Accumulation units redeemed and
  transferred to other funding options            (1,333)        (6,423)      (479,902)      (268,471)      (162,758)      (176,703)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     96,085         73,713      2,153,588      2,494,262      2,458,758      2,572,662
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      MULTIPLE                    MULTIPLE
                                                      MULTIPLE                      DISCIPLINE                   DISCIPLINE
                                                     DISCIPLINE                     PORTFOLIO -                 PORTFOLIO -
                                                    PORTFOLIO -                      BALANCED                      GLOBAL
                                                      ALL CAP                         ALL CAP                     ALL CAP
                                                  GROWTH AND VALUE               GROWTH AND VALUE             GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           86,830,720     51,100,251     69,906,009     42,261,986     15,077,342      5,304,823
Accumulation units purchased and
  transferred from other funding options       6,423,279     40,926,094      5,639,764     34,839,047      3,514,028     10,695,051
Accumulation units redeemed and
  transferred to other funding options       (12,826,189)    (5,195,625)   (10,967,565)    (7,195,024)    (2,256,313)      (922,532)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 80,427,810     86,830,720     64,578,208     69,906,009     16,335,057     15,077,342
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     MULTIPLE
                                                    DISCIPLINE
                                                   PORTFOLIO -                     AIM CAPITAL                     CONVERTIBLE
                                                    LARGE CAP                     APPRECIATION                     SECURITIES
                                                 GROWTH AND VALUE                   PORTFOLIO                      PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,334,158      4,677,247      4,534,187      3,968,317      4,238,657      1,274,482
Accumulation units purchased and
  transferred from other funding options         977,474      4,165,856        140,292        998,893      2,095,470      3,607,598
Accumulation units redeemed and
  transferred to other funding options        (1,423,473)      (508,945)      (556,863)      (433,023)    (4,208,046)      (643,423)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  7,888,159      8,334,158      4,117,616      4,534,187      2,126,081      4,238,657
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     DISCIPLINED                                                 FEDERATED
                                                      MID CAP                      EQUITY INCOME                HIGH YIELD
                                                  STOCK PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              878,079        654,610     12,701,788     10,494,423      2,133,939      1,635,806
Accumulation units purchased and
  transferred from other funding options          61,490        301,348      1,825,272      3,191,442        166,310        780,517
Accumulation units redeemed and
  transferred to other funding options           (43,073)       (77,879)    (2,469,283)      (984,077)      (295,710)      (282,384)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    896,496        878,079     12,057,777     12,701,788      2,004,539      2,133,939
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                   MANAGED
                                                   FEDERATED STOCK                   LARGE CAP               ALLOCATION SERIES:
                                                     PORTFOLIO                       PORTFOLIO              AGGRESSIVE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              130,768         97,328      7,325,132      6,574,239             --             --
Accumulation units purchased and
  transferred from other funding options          22,728         39,854        439,709      2,391,056        465,256             --
Accumulation units redeemed and
  transferred to other funding options            (2,775)        (6,414)      (664,572)    (1,640,163)       (48,310)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    150,721        130,768      7,100,269      7,325,132        416,946             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                    MANAGED
                                                       MANAGED                      MANAGED                   ALLOCATION SERIES:
                                                 ALLOCATION SERIES:           ALLOCATION SERIES:             MODERATE-AGGRESSIVE
                                               CONSERVATIVE PORTFOLIO         MODERATE PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         505,117             --      1,913,129             --      4,696,920             --
Accumulation units redeemed and
  transferred to other funding options          (150,565)            --         (2,017)            --       (108,568)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    354,552             --      1,911,112             --      4,588,352             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       MANAGED
                                                 ALLOCATION SERIES:
                                               MODERATE-CONSERVATIVE               MERCURY LARGE                MFS EMERGING
                                                     PORTFOLIO                  CAP CORE PORTFOLIO            GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --      3,156,676      2,837,730      6,473,853      6,734,842
Accumulation units purchased and
  transferred from other funding options          37,249             --        188,840        505,910          8,190        455,198
Accumulation units redeemed and
  transferred to other funding options               (67)            --       (428,336)      (186,964)    (6,482,043)      (716,187)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     37,182             --      2,917,180      3,156,676             --      6,473,853
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    MFS MID CAP                     MFS TOTAL                       MFS VALUE
                                                 GROWTH PORTFOLIO               RETURN PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,259,491      1,051,931     54,145,863     44,879,196        207,836             --
Accumulation units purchased and
  transferred from other funding options       5,677,708        320,982      5,074,769     13,799,676      2,094,541        209,540
Accumulation units redeemed and
  transferred to other funding options          (664,687)      (113,422)    (6,070,633)    (4,533,009)      (342,922)        (1,704)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  6,272,512      1,259,491     53,149,999     54,145,863      1,959,455        207,836
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MONDRIAN                                                    PIONEER
                                                   INTERNATIONAL                      PIONEER                    MID CAP
                                                  STOCK PORTFOLIO                 FUND PORTFOLIO             VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            3,759,211      1,903,386      1,006,160        360,062             --             --
Accumulation units purchased and
  transferred from other funding options       1,199,282      2,018,122        257,793        716,662         74,737             --
Accumulation units redeemed and
  transferred to other funding options          (278,663)      (162,297)      (123,992)       (70,564)           (41)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  4,679,830      3,759,211      1,139,961      1,006,160         74,696             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                       STYLE
                                                       PIONEER                                                    FOCUS SERIES:
                                                  STRATEGIC INCOME                   STRATEGIC                      SMALL CAP
                                                     PORTFOLIO                   EQUITY PORTFOLIO                GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              259,559             --     10,789,685     11,341,513             --             --
Accumulation units purchased and
  transferred from other funding options       1,823,180        260,852         41,872        497,172         32,309             --
Accumulation units redeemed and
  transferred to other funding options          (415,040)        (1,293)    (1,361,163)    (1,049,000)          (636)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,667,699        259,559      9,470,394     10,789,685         31,673             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      STYLE
                                                 FOCUS SERIES:
                                                   SMALL CAP                   TRAVELERS MANAGED               TRAVELERS QUALITY
                                                VALUE PORTFOLIO                INCOME PORTFOLIO                 BOND PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --     18,095,998     17,341,547      2,697,553      1,778,132
Accumulation units purchased and
  transferred from other funding options          28,849             --        691,581      4,960,032        187,537      1,504,156
Accumulation units redeemed and
  transferred to other funding options                (1)            --     (3,700,042)    (4,205,581)      (760,270)      (584,735)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     28,848             --     15,087,537     18,095,998      2,124,820      2,697,553
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  SB ADJUSTABLE
                                                  U.S. GOVERNMENT                   VAN KAMPEN              RATE INCOME PORTFOLIO -
                                               SECURITIES PORTFOLIO           ENTERPRISE PORTFOLIO               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               31,868             --      3,402,551      3,359,403      4,938,906        561,248
Accumulation units purchased and
  transferred from other funding options          40,254         91,531        105,305        266,749      1,994,282      4,937,277
Accumulation units redeemed and
  transferred to other funding options            (8,141)       (59,663)      (468,692)      (223,601)    (1,809,261)      (559,619)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     63,981         31,868      3,039,164      3,402,551      5,123,927      4,938,906
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  SMITH BARNEY
                                                   SMITH BARNEY                    SMITH BARNEY                  INTERNATIONAL
                                                    AGGRESSIVE                     HIGH INCOME                      ALL CAP
                                                 GROWTH PORTFOLIO                   PORTFOLIO                   GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           50,711,147     41,866,002     21,163,525     18,563,375      3,638,527      3,771,812
Accumulation units purchased and
  transferred from other funding options       4,245,245     13,391,618      2,287,594      5,818,299        321,449        386,680
Accumulation units redeemed and
  transferred to other funding options        (6,389,878)    (4,546,188)    (4,930,893)    (3,218,149)      (499,089)      (519,965)
Annuity units                                       (283)          (285)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 48,566,231     50,711,147     18,520,226     21,163,525      3,460,887      3,638,527
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SMITH BARNEY
                                                  SMITH BARNEY                       LARGE                       SMITH BARNEY
                                                   LARGE CAP                    CAPITALIZATION                     MID CAP
                                                VALUE PORTFOLIO                GROWTH PORTFOLIO                 CORE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,721,828      9,385,070     25,638,749     25,837,942     12,311,551     11,292,358
Accumulation units purchased and
  transferred from other funding options          21,718        268,768      1,304,982      6,044,985        291,587      2,559,716
Accumulation units redeemed and
  transferred to other funding options        (1,028,219)      (932,010)    (4,101,584)    (6,244,178)    (1,366,856)    (1,540,370)
Annuity units                                         --             --             --             --           (152)          (153)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  7,715,327      8,721,828     22,842,147     25,638,749     11,236,130     12,311,551
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY                      COMSTOCK                       EMERGING
                                                  MONEY MARKET                    PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   PORTFOLIO                    CLASS II SHARES                 CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           17,619,875     23,356,740      3,713,722      2,528,291      9,178,326      9,929,494
Accumulation units purchased and
  transferred from other funding options      10,675,194     26,019,994        495,491      1,445,294         87,895        540,042
Accumulation units redeemed and
  transferred to other funding options       (13,208,707)   (31,756,859)      (663,085)      (259,863)    (1,654,919)    (1,291,210)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 15,086,362     17,619,875      3,546,128      3,713,722      7,611,302      9,178,326
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 SMITH BARNEY
                                                                                  SMALL CAP
                                                                                   GROWTH
                                               ENTERPRISE PORTFOLIO -           OPPORTUNITIES             CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES                 PORTFOLIO                   SERVICE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               97,877         85,441      3,912,673      4,918,595      8,691,095      7,289,922
Accumulation units purchased and
  transferred from other funding options          10,532         21,216      2,110,981      2,361,169      2,595,749      1,988,331
Accumulation units redeemed and
  transferred to other funding options               (84)        (8,780)      (984,086)    (3,366,894)    (1,096,216)      (587,158)
Annuity units                                         --             --           (195)          (197)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    108,325         97,877      5,039,373      3,912,673     10,190,628      8,691,095
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 DYNAMIC CAPITAL
                                              CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                 SERVICE CLASS 2            SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            2,401,225      1,348,931        247,818        213,727      9,909,300      6,041,101
Accumulation units purchased and
  transferred from other funding options         525,833      1,116,538         75,768         34,553      3,244,196      4,456,302
Accumulation units redeemed and
  transferred to other funding options          (454,862)       (64,244)       (27,744)          (462)    (2,176,655)      (588,103)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  2,472,196      2,401,225        295,842        247,818     10,976,841      9,909,300
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

SEP10 (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                          PIONEER L ANNUISTAR(SM) FLEX


                       STATEMENT OF ADDITIONAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-BOOK-04-08-81-82-83                                                May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1) Statement of Assets and Liabilities as of December 31, 2005
      (2) Statement of Operations for the year ended December 31, 2005
      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004
      (4) Statement of Investments as of December 31, 2005
      (5) Notes to Financial Statements



      The financial statements and schedules of The Travelers Life and Annuity Company and the Reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

      (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003
      (2) Balance Sheets as of December 31, 2005 and 2004
      (3) Statements of Changes in Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003
      (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
      (5) Notes to Financial Statements
      (6) Financial Statement Schedules


(b)   Exhibits


EXHIBIT
NUMBER        DESCRIPTION
------        -----------
   1.         Resolution of The Travelers Life and Annuity Company Board
              of Directors authorizing the establishment of the
              Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No.
              333-82013, filed June 30, 1999.)

   2.         Not Applicable.

   3(a)       Distribution and Principal Underwriting Agreement among the
              Registrant, The Travelers Life and Annuity Company and
              Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

   3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No.
              14 to The Travelers Fund ABD for Variable Annuities to the
              Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

   4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on September 29,
              1999.).

   4(b). Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 3 to the
              Registration Statement on Form N-4, File No. 333-65922, filed June 11, 2003.)

   4(c)-4(m). RIDERS. (Incorporated herein by reference to Exhibit 4(c)
              through 4(m) to Post-Effective Amendment No. 3 to the
              Registration Statement on Form N-4, File No.

              333-65926, filed June 11, 2003.)

   4(n). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective
              Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

   4(o).      Form of Guaranteed Minimum Withdrawal Rider for Life.
              (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the Registration
              Statement on Form N-4, File No. 333-65922, filed on
              December 23, 2005.)

   4(p).      Company Name Change Endorsement The Travelers Life and
              Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment
              No. 14 to The Travelers Fund ABD II for Variable Annuities
              Registration Statement on Form N-4, File No. 033-65339 filed on April 7, 2006.)

   5(a). Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

   5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No.
              14 to The Travelers Fund ABD for Variable Annuities to the
              Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

   6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

   6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

   6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The
              Travelers Fund ABD II for Variable Annuities Registration
              Statement on Form N-4, File No. 033-65339 filed April 7,
              2006.)

   7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

   8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No.
              333-101778, filed April 21, 2005).

   8(b).      Participation Agreement Among Metropolitan Series Fund,
              Inc., MetLife Advisers, LLC, Metropolitan Life Insurance
              Company, The Travelers Insurance Company and The Travelers
              Life and Annuity Company effective November 1, 2005.
              (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4,
              File No. 033-65343 filed April 6, 2006.)

   8(c).      Participation Agreement Among Met Investors Series Trust,
              Met Investors Advisory, LLC, MetLife Investors Distribution
              Company, The Travelers Insurance Company and The Travelers
              Life and Annuity Company effective November 1, 2005.
              (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4,
              File No. 033-65343 filed April 6, 2006.)

   9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

   9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by referenced to Exhibit
              9(b) to the Registration Statement on Form N-4, File No.
              333-65922 filed February 11, 2003.).

   10(a)      Consent of KPMG LLP, Independent Registered Public Accounting
              Firm. Filed herewith.

   10(b)      Consent of Deloitte & Touche LLP, Independent Registered Public
              Accounting Firm. Filed herewith.

   11         Not applicable.

   12.        Not applicable.

   15.        Powers of Attorney authorizing Michele H. Abate, Thomas S.
              Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
              Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
              Swift as signatory for C. Robert Henrikson, Leland C.
              Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J.
              Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity
              Separate Account 2002 Registration Statement on Form N-4,
              File No. 333-100434, filed September 19, 2005).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT  06103-3415



NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson                           Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Leland C. Launer, Jr.                         Director
501 Route 22
Bridgewater, NJ 08807
Lisa M. Weber                                 Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Steven A. Kandarian                           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                             Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Gwenn L. Carr                                 Senior Vice President and Secretary
One MetLife Plaza

27-01 Queens Plaza North
Long Island City, New York
11101
Michael K. Farrell                            Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Hugh C. McHaffie                              Senior Vice President
501 Boylston Street
Boston, MA 02116
Joseph J. Prochaska, Jr.                      Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Stanley J. Talbi                              Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Anthony J. Williamson                         Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Roberto Baron                                 Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Steven J. Brash                               Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
William D. Cammarata                          Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                               Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                              Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                           Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                             Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                               Vice President
10 Park Avenue
Morristown, NJ 07962
Daniel D. Jordan                              Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                             Vice President and Actuary

185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                               Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Gene L. Lunman                                Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                             Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                             Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                                Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                             Vice President
185 Asylum Street
Hartford, CT 06103
Jonathan L. Rosenthal                         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Ragai A. Roushdy                              Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                                  Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                            Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                             Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 2,558 qualified contracts and 2,351 non-qualified contracts of Vintage 3; there were 376 qualified contracts and 546 non-qualified contracts of Portfolio Architect 3; there were 221 qualified contracts and 380 non-qualified contracts of

Portfolio Architect L; there were 1,228 qualified contracts and 1,108 non-qualified contracts of Vintage L; and there were 47 qualified and 77 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.


NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH UNDERWRITER
----------------                              ----------------
Leslie Sutherland                             President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven J. Brash                               Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Debora L. Buffington                          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                              Vice President, National Accounts
One MetLife Plaza

27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Dufault                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Elizabeth M. Forget                           Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016
Helayne F. Klier                              Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Paul M. Kos                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. LaPiana                               Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                            Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Robert H. Petersen                            Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830
Deron J. Richens                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. Smith                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Cathy Sturdivant                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                              Vice President
260 Madison Avenue
New York, NY 10016
Edward C. Wilson                              Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Williamson                         Treasurer

One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Michael K. Farrell                            Manager
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham                              Manager
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                            Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                    (2)
                                    Net
        (1)                     Underwriting               (3)                  (4)                    (5)
 Name of Principal             Discounts and           Compensation          Brokerage                Other
    Underwriter                 Commissions           On Redemption         Commissions           Compensation
--------------------------      -----------           -------------         -----------           ------------
Travelers Distribution LLC     $125,706,000                $0                   $0                    $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON                   Director, Chairman, President and Chief
-----------------------------          Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                      Senior Vice President and Chief Financial
-----------------------------          Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.              Senior Vice President and Chief
-----------------------------          Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                 Director
-----------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                         Director
-----------------------------
(Lisa M. Weber)

By:   /s/ Michele H. Abate
      ---------------------
      Michele H. Abate, Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.